UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2018—June 30, 2018
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2018

Vanguard Balanced Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Fund Profile.	4
Performance Summary.	6
Financial Statements.	7
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Balanced Index Fund, which has about 60% of its assets invested in stocks and about 40% in bonds, returned more than 1% for the six months ended June 30, 2018.

• The fund tracked its composite index, which returned 1.45%. The average return of its mixed-asset growth fund peers was 0.20%.

• The equity portion of the fund, which offers investors exposure to every segment, size, and style of the U.S. stock market, returned about 3%. Five of ten industry sectors recorded positive returns. Technology was the top contributor; consumer services, health care, and oil and gas also added significantly. Consumer goods detracted the most from performance.

• The fund’s fixed income portfolio—which provides broad exposure to the U.S. bond market by investing in U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds of all maturities—returned about –2%.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	1.32%
Admiral™ Shares	1.38
Institutional Shares	1.39
Balanced Composite Index	1.45
Mixed-Asset Target Allocation Growth Funds Average	0.20

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.19%	0.07%	0.06%	0.84%

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and
0.06% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Mixed-Asset Target Allocation Growth Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

3

Balanced Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.19%	0.07%	0.06%
30-Day SEC Yield	2.21%	2.32%	2.33%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,501	3,594
Median Market Cap	$64.0B	$64.0B
Price/Earnings Ratio	20.8x	20.7x
Price/Book Ratio	3.0x	3.0x
Return on Equity	15.0%	15.0%
Earnings Growth Rate	8.2%	8.2%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	45%	—
Short-Term Reserves	1.3%	—

Fixed Income Characteristics

		Bloomberg
		Barclays
		U.S.
		Aggregate
		Float
		Adjusted
	Fund	Index

Number of Bonds	7,311	9,959

Yield to Maturity (before
expenses)	3.3%	3.3%

Average Coupon	3.1%	3.1%

Average Duration	6.1 years	6.1 years

Average Effective Maturity	8.4 years	8.4 years

Total Fund Volatility Measures
	Balanced
	Composite	CRSP US Total
	Index	Market Index
R-Squared	1.00	0.97
Beta	1.00	0.59

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.9%
Microsoft Corp.	Software	2.7
Amazon.com Inc.	Broadline Retailers	2.5
Alphabet Inc.	Internet	2.4
Facebook Inc.	Internet	1.7
Berkshire Hathaway Inc. Reinsurance		1.3
JPMorgan Chase & Co.	Banks	1.3
Exxon Mobil Corp.	Integrated Oil & Gas	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Bank of America Corp.	Banks	1.0
Top Ten		18.3%
Top Ten as % of Total Net Assets		11.0%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06%
for Institutional Shares.

4

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.5%	2.5%
Consumer Goods	8.1	8.1
Consumer Services	13.2	13.2
Financials	19.9	19.9
Health Care	12.7	12.7
Industrials	12.9	12.9
Oil & Gas	6.1	6.1
Technology	19.9	19.9
Telecommunications	1.8	1.8
Utilities	2.9	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.7%
Finance	8.8
Foreign	4.8
Government Mortgage-Backed	21.8
Industrial	16.8
Treasury/Agency	42.4
Utilities	2.0
Other	0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	63.8%
Aaa	6.0
Aa	3.5
A	12.1
Baa	14.6

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

5

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	8.45%	8.70%	2.31%	5.51%	7.82%
Admiral Shares	11/13/2000	8.58	8.85	2.45	5.51	7.96
Institutional Shares	12/1/2000	8.59	8.85	2.47	5.51	7.98

See Financial Highlights for dividend and capital gains information.

6

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
DowDuPont Inc.	1,871,430	123,365	0.3%
Basic Materials—Other †,††		441,251	1.2%
		564,616	1.5%
Consumer Goods
Procter & Gamble Co.	2,017,725	157,504	0.4%
Coca-Cola Co.	3,094,457	135,723	0.4%
PepsiCo Inc.	1,145,401	124,700	0.3%
Philip Morris International Inc.	1,254,208	101,265	0.3%
Altria Group Inc.	1,521,078	86,382	0.2%
Consumer Goods—Other †,††		1,208,460	3.2%
		1,814,034	4.8%
Consumer Services
* Amazon.com Inc.	331,902	564,167	1.5%
Home Depot Inc.	925,105	180,488	0.5%
* Netflix Inc.	332,423	130,120	0.3%
Comcast Corp. Class A	3,703,392	121,508	0.3%
Walt Disney Co.	1,139,290	119,409	0.3%
Walmart Inc.	1,189,254	101,860	0.3%
McDonald’s Corp.	631,479	98,946	0.3%
Consumer Services—Other †,††		1,660,086	4.4%
		2,976,584	7.9%
Financials
JPMorgan Chase & Co.	2,737,073	285,203	0.8%
* Berkshire Hathaway Inc. Class B	1,442,139	269,175	0.7%
Bank of America Corp.	7,739,470	218,176	0.6%
Wells Fargo & Co.	3,536,462	196,061	0.5%
Visa Inc. Class A	1,430,033	189,408	0.5%

7

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Mastercard Inc. Class A		742,937	146,002	0.4%
Citigroup Inc.		2,055,349	137,544	0.4%
Financials—Other †,††			3,027,028	8.0%
			4,468,597	11.9%
Health Care
Johnson & Johnson		2,164,076	262,589	0.7%
UnitedHealth Group Inc.		772,649	189,562	0.5%
Pfizer Inc.		4,718,193	171,176	0.5%
Merck & Co. Inc.		2,173,667	131,942	0.3%
AbbVie Inc.		1,221,180	113,142	0.3%
Amgen Inc.		534,606	98,683	0.3%
Medtronic plc		1,092,566	93,535	0.2%
Health Care—Other †,††			1,799,067	4.8%
			2,859,696	7.6%
Industrials
Boeing Co.		468,596	157,219	0.4%
3M Co.		478,594	94,149	0.3%
General Electric Co.		6,646,228	90,455	0.2%
Union Pacific Corp.		617,976	87,555	0.2%
Honeywell International Inc.		601,085	86,586	0.2%
Industrials—Other †			2,386,592	6.4%
			2,902,556	7.7%

Information Technology †			98	0.0%

Oil & Gas
Exxon Mobil Corp.		3,408,182	281,959	0.7%
Chevron Corp.		1,538,145	194,468	0.5%
Oil & Gas—Other †,††			888,427	2.4%
			1,364,854	3.6%
Technology
Apple Inc.		3,560,006	658,993	1.8%
Microsoft Corp.		6,179,482	609,359	1.6%
* Facebook Inc. Class A		1,931,271	375,285	1.0%
* Alphabet Inc. Class C		243,541	271,707	0.7%
* Alphabet Inc. Class A		235,557	265,989	0.7%
Intel Corp.		3,751,038	186,464	0.5%
Cisco Systems Inc.		3,791,219	163,136	0.4%
NVIDIA Corp.		439,128	104,029	0.3%
International Business Machines Corp	.	740,269	103,416	0.3%
Oracle Corp.		2,307,103	101,651	0.3%
* Adobe Systems Inc.		396,708	96,721	0.3%
Texas Instruments Inc.		787,614	86,834	0.2%
Technology—Other †,††			1,439,410	3.8%
			4,462,994	11.9%
Telecommunications
AT&T Inc.		5,849,284	187,821	0.5%
Verizon Communications Inc.		3,324,920	167,277	0.5%
Telecommunications—Other †,††			52,607	0.1%
			407,705	1.1%

Utilities †			647,930	1.7%
Total Common Stocks (Cost $9,543,630)			22,469,664	59.7%[1]

8

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U. S. Government Securities
United States Treasury
Note/Bond	1.000%	11/15/19	163,585	160,390	0.4%
United States Treasury
Note/Bond	1.750%	11/15/20	117,815	115,569	0.3%
United States Treasury
Note/Bond	0.750%–8.875%	2/15/19–5/15/48	5,839,501	5,773,829	15.4%
				6,049,788	16.1%
Agency Bonds and Notes
[2] Federal Home Loan
Mortgage Corp.	0.875%– 6.750%	7/19/19–7/15/32	70,935	70,813	0.2%
[2] Federal National
Mortgage Assn.	0.000%–7.250%	8/2/19–7/15/37	96,275	98,220	0.3%
Agency Bonds and Notes—Other †				96,624	0.2%
				265,657	0.7%
Conventional Mortgage-Backed Securities
[2,3,4] Fannie Mae Pool	2.000%–10.000%	7/1/18–8/1/48	1,356,813	1,366,315	3.6%
[2,3,4] Freddie Mac Gold Pool	2.000%–10.000%	7/1/18–7/1/48	861,475	864,585	2.3%
[3,4] Ginnie Mae I Pool	3.000%–10.000%	8/15/18–7/1/48	92,857	96,230	0.3%
[3,4] Ginnie Mae II Pool	2.500%–7.000%	9/20/25–7/1/48	910,274	919,504	2.4%
				3,246,634	8.6%
Nonconventional Mortgage-Backed Securities
[2,3] Fannie Mae Pool	2.124%–4.389%	11/1/33–12/1/43	8,695	8,957	0.1%
[2,3] Freddie Mac Non
Gold Pool	2.408%–4.483%	11/1/34–11/1/43	2,217	2,298	0.0%
[3] Ginnie Mae II Pool	2.625%–3.625%	7/20/38–12/20/43	3,925	4,039	0.0%
				15,294	0.1%
Total U.S. Government and Agency Obligations (Cost $9,765,597)				9,577,373	25.5%
Asset-Backed/Commercial Mortgage-Backed Securities
[3] Bear Stearns Commercial
Mortgage Securities Trust
2007-TOP26	5.513%	1/12/45	93	93	0.0%
[3] Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	592	0.0%
[3] Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,267	0.0%
[3] Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	896	0.0%
[3] Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	589	0.0%
[3] Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	766	0.0%
[3] Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	681	0.0%
[3] Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	763	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	465	468	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,658	1,626	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	435	0.0%

9

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C10	3.142%–3.372%	12/15/47	255	253	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C16	3.674%–5.112%	12/15/46	950	980	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-LC11	2.960%	4/15/46	673	661	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2014-C20	2.872%–3.805%	7/15/47	250	251	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2015-JP1	3.914%	1/15/49	325	330	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP3	2.870%	8/15/49	975	919	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP4	3.648%–3.870%	12/15/49	725	722	0.0%
3 JP Morgan Chase
Commercial Mortgage
Securities Trust
2017-JP6	3.050%–3.744%	7/15/50	800	792	0.0%
3 JPMCC Commercial
Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,250	0.0%
[5] Asset-Backed/Commercial
Mortgage-Backed
Securities—Other †,††				389,644	1.1%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $412,328)				403,978	1.1%
Corporate Bonds
Finance
Banking
3 JPMorgan Chase & Co.	2.250%– 6.400%	1/23/20–1/23/49	93,055	91,894	0.2%
3 JPMorgan Chase
Bank NA	1.650%–3.086%	9/23/19–4/26/21	3,600	3,572	0.0%
5 Banking—Other †				843,784	2.3%
Brokerage †				34,472	0.1%
Finance Companies †				37,806	0.1%
5 Insurance †				192,070	0.5%
Other Finance †				1,373	0.0%
Real Estate Investment Trusts †				112,371	0.3%
				1,317,342	3.5%

10

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
5	Basic Industry †				126,643	0.3%
5	Capital Goods †				211,148	0.5%
5	Communication †				365,302	1.0%
	Consumer Cyclical
	Amazon.com Inc.	1.900%–5.200%	12/5/19–8/22/57	19,815	19,832	0.1%
	Consumer Cyclical—Other †				268,841	0.7%
5	Consumer Noncyclical †				668,338	1.8%
5	Energy †				384,639	1.0%
	Other Industrial †				12,736	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,850	1,699	0.0%
	Apple Inc.	1.100%–4.650%	8/2/19–11/13/47	61,343	59,974	0.2%
	Microsoft Corp.	1.100%–5.300%	8/8/19–2/6/57	57,514	57,154	0.1%
5	Technology—Other †				223,581	0.6%
	Transportation †				98,979	0.3%
					2,498,866	6.6%
Utilities
5	Electric †				266,565	0.7%
5	Natural Gas †				22,149	0.1%
	Other Utility †				4,593	0.0%
					293,307	0.8%
Total Corporate Bonds (Cost $4,183,744)					4,109,515	10.9%
[5]Sovereign Bonds (Cost $727,698) †					714,781	1.9%
Taxable Municipal Bonds (Cost $101,642) †					109,112	0.3%
Temporary Cash Investments
6U.S. Government and Agency Obligations †					5,075	0.0%

				Shares
Money Market Funds
7,8	Vanguard Market Liquidity Fund 2.122%			5,919,339	591,993	1.6%
Total Temporary Cash Investments (Cost $596,990)					597,068	1.6%[1]
[9]Total Investments (Cost $25,331,629)					37,981,491	101.0%

11

Balanced Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,005
Receivables for Investment Securities Sold	194,387
Receivables for Accrued Income	111,031
Receivables for Capital Shares Issued	103,218
Variation Margin Receivable—Futures Contracts	201
Total Other Assets	410,842	1.1%
Liabilities
Payables for Investment Securities Purchased	(550,646)
Collateral for Securities on Loan	(51,898)
Payables for Capital Shares Redeemed	(180,738)
Payables to Vanguard	(14,545)
Variation Margin Payable—Futures Contracts	(27)
Other Liabilities	(4,500)
Total Liabilities	(802,354)	(2.1%)
Net Assets	37,589,979	100.0%

At June 30, 2018, net assets consisted of:
		Amount
		($000)
Paid-in Capital		24,911,560
Overdistributed Net Investment Income		(4,157)
Accumulated Net Realized Gains		34,010
Unrealized Appreciation (Depreciation)
Investment Securities		12,649,862
Futures Contracts		(1,296)
Net Assets		37,589,979

Investor Shares—Net Assets
Applicable to 94,180,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,281,149
Net Asset Value Per Share—Investor Shares		$34.84

Admiral Shares—Net Assets
Applicable to 695,382,575 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		24,225,667
Net Asset Value Per Share—Admiral Shares		$34.84

12

Balanced Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 289,382,683 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,083,163
Net Asset Value Per Share—Institutional Shares	$34.84

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
of the fund’s securities are valued using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.9% and 1.4%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $74,867,000, representing 0.2% of net assets.
6 Securities with a value of $4,083,000 have been segregated as initial margin for open futures contracts.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Includes $51,898,000 of collateral received for securities on loan.
9 The total value of securities on loan is $48,196,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	246	33,476	(797)
E-mini Russell 2000 Index	September 2018	170	14,004	(245)
E-mini S&P Mid-Cap 400 Index	September 2018	50	9,781	(254)
				(1,296)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Balanced Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends[1]	197,321
Interest [2]	204,335
Securities Lending—Net	1,711
Total Income	403,367
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,590
Management and Administrative—Investor Shares	2,627
Management and Administrative—Admiral Shares	6,242
Management and Administrative—Institutional Shares	2,424
Marketing and Distribution—Investor Shares	333
Marketing and Distribution—Admiral Shares	821
Marketing and Distribution—Institutional Shares	93
Custodian Fees	209
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	69
Shareholders’ Reports—Institutional Shares	30
Trustees’ Fees and Expenses	14
Total Expenses	14,501
Net Investment Income	388,866
Realized Net Gain (Loss)
Investment Securities Sold [2]	203,165
Futures Contracts	3,103
Realized Net Gain (Loss)	206,268
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(86,307)
Futures Contracts	(1,958)
Change in Unrealized Appreciation (Depreciation)	(88,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	506,869

1 Dividends are net of foreign withholding taxes of $22,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,995,000, ($69,000), and $45,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	388,866	707,404
Realized Net Gain (Loss)	206,268	219,362
Change in Unrealized Appreciation (Depreciation)	(88,265)	3,486,099
Net Increase (Decrease) in Net Assets Resulting from Operations	506,869	4,412,865
Distributions
Net Investment Income
Investor Shares	(32,758)	(67,370)
Admiral Shares	(246,759)	(439,718)
Institutional Shares	(105,318)	(194,010)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(384,835)	(701,098)
Capital Share Transactions
Investor Shares	(203,923)	(251,348)
Admiral Shares	598,769	2,554,479
Institutional Shares	(31,623)	556,679
Net Increase (Decrease) from Capital Share Transactions	363,223	2,859,810
Total Increase (Decrease)	485,257	6,571,577
Net Assets
Beginning of Period	37,104,722	30,533,145
End of Period[1]	37,589,979	37,104,722
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,157,000) and ($8,197,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$34.72	$31.11	$29.22	$29.68	$27.52	$23.76
Investment Operations
Net Investment Income	. 342[1]	.647[1]	. 613.570		.531	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.116	3.600	1.889	(.459)	2.160	3.754
Total from Investment Operations	.458	4.247	2.502	.111	2.691	4.227
Distributions
Dividends from Net Investment Income	(. 338)	(. 637)	(. 612)	(. 571)	(. 531)	(. 467)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 338)	(. 637)	(. 612)	(. 571)	(. 531)	(. 467)
Net Asset Value, End of Period	$34.84	$34.72	$31.11	$29.22	$29.68	$27.52

Total Return[2]	1.32%	13.75%	8.63%	0.37%	9.84%	17.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,281	$3,474	$3,343	$3,090	$3,174	$2,974
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.97%	2.06%	1.92%	1.87%	1.84%
Portfolio Turnover Rate [3]	45%[4]	37% [4]	44%[4]	61%	53%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes 12%, 11%, 12%, 24%, 27%, and 27% attributable to mortgage-dollar-roll activity.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$34.72	$31.11	$29.22	$29.68	$27.52	$23.76
Investment Operations
Net Investment Income	. 363[1]	.689[1]	.649	.612	. 572	. 513
Net Realized and Unrealized Gain (Loss)
on Investments	.116	3.599	1.890	(.460)	2.158	3.755
Total from Investment Operations	.479	4.288	2.539	.152	2.730	4.268
Distributions
Dividends from Net Investment Income	(. 359)	(. 678)	(. 649)	(. 612)	(. 570)	(. 508)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 359)	(. 678)	(. 649)	(. 612)	(. 570)	(. 508)
Net Asset Value, End of Period	$34.84	$34.72	$31.11	$29.22	$29.68	$27.52

Total Return[2]	1.38%	13.89%	8.77%	0.51%	9.99%	18.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,226	$23,556	$18,695	$15,726	$14,112	$9,688
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.09%	2.18%	2.06%	2.01%	1.99%
Portfolio Turnover Rate [3]	45%[4]	37% [4]	44%[4]	61%	53%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes 12%, 11%, 12%, 24%, 27%, and 27% attributable to mortgage-dollar-roll activity.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$34.72	$31.12	$29.22	$29.68	$27.52	$23.76
Investment Operations
Net Investment Income	. 364[1]	.691[1]	.653	.615	. 574	. 515
Net Realized and Unrealized Gain (Loss)
on Investments	.117	3.588	1.899	(.460)	2.159	3.755
Total from Investment Operations	.481	4.279	2.552	.155	2.733	4.270
Distributions
Dividends from Net Investment Income	(. 361)	(. 679)	(. 652)	(. 615)	(. 573)	(. 510)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 361)	(. 679)	(. 652)	(. 615)	(. 573)	(. 510)
Net Asset Value, End of Period	$34.84	$34.72	$31.12	$29.22	$29.68	$27.52

Total Return	1.39%	13.86%	8.81%	0.52%	10.00%	18.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,083	$10,075	$8,495	$7,452	$7,392	$6,938
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.10%	2.19%	2.07%	2.02%	2.00%
Portfolio Turnover Rate[2]	45%[3]	37% [3]	44%[3]	61%	53%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes 12%, 11%, 12%, 24%, 27%, and 27% attributable to mortgage-dollar-roll activity.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

19

Balanced Index Fund

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $892,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

Balanced Index Fund

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined

21

Balanced Index Fund

by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $2,005,000, representing 0.01% of the fund’s net assets and 0.80% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,469,285	—	379
U.S. Government and Agency Obligations	—	9,577,373	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	399,343	4,635
Corporate Bonds	—	4,109,515	—
Sovereign Bonds	—	714,781	—
Taxable Municipal Bonds	—	109,112	—
Temporary Cash Investments	591,993	5,075	—
Futures Contracts—Assets[1]	201	—	—
Futures Contracts—Liabilities[1]	(27)	—	—
Total	23,061,452	14,915,199	5,014
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

22

Balanced Index Fund

During the six months ended June 30, 2018, the fund realized $145,042,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $26,554,000 that may be carried forward indefinitely to offset future net gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $25,332,020,000. Net unrealized appreciation of investment securities for tax purposes was $12,649,471,000, consisting of unrealized gains of $13,112,496,000 on securities that had risen in value since their purchase and $463,025,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $1,901,117,000 of investment securities and sold $1,933,239,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,119,394,000 and $6,686,417,000, respectively. Total purchases and sales include $0 and $177,002,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	386,507	11,074	857,721	26,134
Issued in Lieu of Cash Distributions	30,742	882	63,822	1,918
Redeemed	(621,172)	(17,830)	(1,172,891)	(35,456)
Net Increase (Decrease)—Investor Shares	(203,923)	(5,874)	(251,348)	(7,404)
Admiral Shares
Issued	2,725,801	78,047	5,378,607	163,418
Issued in Lieu of Cash Distributions	227,257	6,515	406,670	12,200
Redeemed	(2,354,289)	(67,665)	(3,230,798)	(98,006)
Net Increase (Decrease)—Admiral Shares	598,769	16,897	2,554,479	77,612
Institutional Shares
Issued	764,974	22,080	1,408,932	42,963
Issued in Lieu of Cash Distributions	102,981	2,951	189,916	5,699
Redeemed	(899,578)	(25,804)	(1,042,169)	(31,508)
Net Increase (Decrease)—Institutional Shares	(31,623)	(773)	556,679	17,154

G. Management has determined that no events or transactions occurred subsequent to June 30,
2018, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,013.21	$0.95
Admiral Shares	1,000.00	1,013.80	0.35
Institutional Shares	1,000.00	1,013.85	0.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

26

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

28

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

29

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

30

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Balanced Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Balanced Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Balanced Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Balanced Index Fund or the owners of the Balanced Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Balanced Index Fund. Investors acquire the Balanced Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Balanced Index Fund. The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Balanced Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Balanced Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Balanced Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Balanced Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BALANCED INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082018

Semiannual Report | June 30, 2018

Vanguard Managed Payout Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	22
Trustees Approve Advisory Arrangement.	24
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2018, Vanguard Managed Payout Fund returned –0.74%, less than its composite benchmark index and its annual long-term target of 4% plus inflation.

• The fund invests in nine underlying Vanguard funds and has a small stake in commodity-linked investments.

• In general, equities—particularly U.S. growth stocks—performed well during the period. Relative fund performance was hurt by an overweight position in value stocks, which trailed their growth counterparts. Emerging-market stocks, which were hurt by global trade tensions and a strong dollar, also detracted.

• An underweight allocation to fixed income in favor of alternative strategies helped relative performance.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Managed Payout Fund	-0.74%
Managed Payout Composite Index	0.14
For a benchmark description, see the Glossary.
Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

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front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

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Advisor’s Report

For the six months ended June 30, 2018, Vanguard Managed Payout Fund returned –0.74%, trailing its composite benchmark.

After tumbling over the first three months of 2018, global stocks ended the period in positive territory. U.S. stocks led the way, returning more than 3% and outpacing stocks in emerging and developed markets outside the United States.

The overall U.S. fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –1.62%. Yields rose and prices mostly declined as investors remained concerned about the threat of inflation and the possibility that the Federal Reserve would more aggressively raise interest rates.

The Fed raised rates in March and June—bringing the number of increases to seven since the current tightening cycle began—and signaled two more hikes to come.

Against this backdrop, fund performance was relatively flat. However, for the five-year period through June 2018, the fund outperformed its benchmark and met its investment objective, with an average annual return of about 7%.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance have helped make endowments successful.

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making

4

stable distributions to shareholders. We use this as a guide when making tactical decisions about specific investment vehicle allocations.

The fund’s benchmark consists of three primary asset classes: equities, fixed income, and commodities. The fund’s allocation is roughly 55% equities, 20% fixed income, 7% commodities, and 18% liquid alternatives. The fund currently invests in nine underlying Vanguard funds and has a stake in commodity-linked investments. From time to time, we adjust our investment allocations depending on market conditions.

Successes and challenges

Our overweight position in emerging markets and value stocks in the United States hurt portfolio performance during the period. Emerging markets companies were hurt by heated trade rhetoric and a stronger dollar. Growth stocks continued to beat their value counterparts, which is unusual during the latter stages of the business cycle, when value stocks usually outperform. The growth rally was fueled largely by the technology sector.

Performance was enhanced by our underweight allocation to U.S. fixed income and an overweight allocation to alternative strategies, which were flat for the period.

To protect our portfolio from unexpected uncertainties in the global economy, we continue to overweight Vanguard Global Minimum Volatility Fund. That fund, which seeks to have lower volatility than the broad global stock market, boosted the portfolio’s performance during the period.

The fund’s positioning

As we continue to move into the latter stages of the economic expansion and equity valuations remain high, we are positioning the portfolio to reduce risk and for long-term protection. We have reduced our exposure to U.S. equities and modestly increased our exposure to commodities to increase diversification and protect against inflation surprises. Within our equity portfolio, we have increased our exposure to stocks outside the United States because we believe these stocks are more attractively valued than their U.S. counterparts.

Within the United States, we continue to tilt our equity exposure toward large-capitalization value stocks. We also plan to keep a portion of our equity allocation in the Global Minimum Volatility Fund.

We do not anticipate robust fixed income returns, so we remain committed to the Market Neutral and Alternative Strategies Funds, which provide access to returns that are uncorrelated to returns of other asset classes.

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Capital markets may be unpredictable in the short term, but we believe that our decisions position the fund, and our investors’ resources, well over the medium to long term. We continue to monitor conditions and position the portfolio within the risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers:

John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

July 23, 2018

6

Managed Payout Fund

Fund Profile
As of June 30, 2018

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	2.11%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total International Stock
Index Fund Investor Shares	24.9%
Vanguard Total Bond Market II
Index Fund Investor Shares	14.0
Vanguard Total Stock Market Index
Fund Investor Shares	12.7
Vanguard Alternative Strategies
Fund	12.5
Vanguard Global Minimum Volatility
Fund Investor Shares	7.5
Commodities	7.3
Vanguard Total International Bond
Index Fund Investor Shares	6.1
Vanguard Value Index Fund
Investor Shares	5.1
Vanguard Market Neutral Fund
Investor Shares	5.0
Vanguard Emerging Markets Stock
Index Fund Investor Shares	4.9

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.97	0.83
Beta	0.88	0.51
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 25, 2018—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the six months ended June 30, 2018, the fund’s annualized expense figure totals 0.32%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.29%. (Approximately 34% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund.)

7

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

Average Annual Total Returns: Periods Ended June 30, 2018
				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Fund	5/2/2008	6.06%	6.99%	2.99%	2.63%	5.62%

See Financial Highlights for dividend and capital gains information.

8

Managed Payout Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (92.7%)
U.S. Stock Funds (17.8%)
Vanguard Total Stock Market Index Fund Investor Shares	3,749,672	256,178
Vanguard Value Index Fund Investor Shares	2,533,196	102,569
		358,747
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	10,797,218	150,189

International Stock Funds (29.8%)
Vanguard Total International Stock Index Fund Investor Shares	28,944,077	502,180
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,634,800	97,267
		599,447
U. S. Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	27,060,609	281,430

International Bond Fund (6.1%)
Vanguard Total International Bond Index Fund Investor Shares	11,272,702	123,324

Alternative Funds (17.5%)
Vanguard Alternative Strategies Fund	12,465,965	252,934
Vanguard Market Neutral Fund Investor Shares	8,531,116	99,985
		352,919
Total Investment Companies (Cost $1,585,326)		1,866,056
Temporary Cash Investments (7.7%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122%	8	1

9

Managed Payout Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
U. S. Government and Agency Obligations (7.7%)
[2,3]	Fannie Mae Discount Notes	1.725%	7/3/18	3,957,000	3,957
[2,3]	Fannie Mae Discount Notes	1.778%–1.883%	7/11/18	9,697,000	9,693
[2,3]	Fannie Mae Discount Notes	1.823%–1.828%	7/18/18	2,582,000	2,580
[2,4]	Federal Home Loan Bank
	Discount Notes	1.902%	7/5/18	2,401,000	2,401
[2,4]	Federal Home Loan Bank
	Discount Notes	1.776%	7/10/18	3,000,000	2,999
[2,4]	Federal Home Loan Bank
	Discount Notes	1.803%–1.828%	7/13/18	5,003,000	5,000
[2,4]	Federal Home Loan Bank
	Discount Notes	1.915%	7/16/18	521,000	521
[2,4]	Federal Home Loan Bank
	Discount Notes	1.881%–1.906%	7/18/18	8,645,000	8,638
[2,4]	Federal Home Loan Bank
	Discount Notes	1.945%	7/20/18	4,350,000	4,346
[2,4]	Federal Home Loan Bank
	Discount Notes	1.904%	7/24/18	1,350,000	1,349
[2,4]	Federal Home Loan Bank
	Discount Notes	1.848%	7/27/18	5,000,000	4,994
[2,4]	Federal Home Loan Bank
	Discount Notes	1.880%–1.952%	8/8/18	5,800,000	5,789
[2,4]	Federal Home Loan Bank
	Discount Notes	2.009%	8/22/18	289,000	288
[2,4]	Federal Home Loan Bank
	Discount Notes	1.999%	8/29/18	3,000,000	2,991
[2,4]	Federal Home Loan Bank
	Discount Notes	1.957%	8/31/18	5,200,000	5,184
[2,3]	Freddie Mac Discount Notes	1.859%	7/23/18	3,060,000	3,057
[2,3]	Freddie Mac Discount Notes	1.944%	8/20/18	3,033,000	3,025
2	United States Treasury Bill	1.709%	7/5/18	6,292,000	6,291
2	United States Treasury Bill	1.823%	7/19/18	6,948,000	6,942
2	United States Treasury Bill	1.824%–1.846%	8/2/18	9,569,000	9,554
2	United States Treasury Bill	1.848%–1.850%	8/9/18	9,000,000	8,983
[2,5]	United States Treasury Bill	1.792%–1.880%	8/16/18	9,090,000	9,069
2	United States Treasury Bill	1.872%–1.904%	8/23/18	11,750,000	11,719
2	United States Treasury Bill	1.886%	8/30/18	5,689,000	5,672
[2,5]	United States Treasury Bill	1.919%	9/6/18	10,000,000	9,965
2	United States Treasury Bill	1.899%	9/13/18	4,000,000	3,985
2	United States Treasury Bill	1.904%	9/20/18	6,750,000	6,722
2	United States Treasury Bill	1.897%–1.913%	9/27/18	10,318,000	10,271
					155,985
Total Temporary Cash Investments (Cost $155,970)					155,986
Total Investments (100.4%) (Cost $1,741,296)					2,022,042
Other Assets and Liabilities (-0.4%)
Other Assets					4,822
Liabilities					(11,959)
					(7,137)
Net Assets (100%)
Applicable to 108,224,519 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,014,905
Net Asset Value Per Share					$18.62

10

Managed Payout Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	155,985
Affiliated Vanguard Funds	1,866,057
Total Investments in Securities	2,022,042
Receivables for Investment Securities Sold	3,495
Receivables for Accrued Income	757
Receivables for Capital Shares Issued	570
Total Assets	2,026,864
Liabilities
Payables for Investment Securities Purchased	3,758
Payables for Capital Shares Redeemed	1,483
Payables to Vanguard	58
Payables for Terminated Swap Contracts	6,226
Other Liabilities	434
Total Liabilities	11,959
Net Assets	2,014,905

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,678,124
Overdistributed Net Investment Income	(24,110)
Accumulated Net Realized Gains	80,145
Unrealized Appreciation (Depreciation)
Investment Securities	280,746
Swap Contracts	—
Net Assets	2,014,905

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard
Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,135,000 have been segregated as collateral for open swap contracts.

11

Managed Payout Fund

Derivative Financial Instruments Outstanding as of Period End

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Credit Suisse Custom 34
Total Return Index	7/31/18	CSI	150,054	(1.940%)	—
CSI—Credit Suisse International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Managed Payout Fund

Consolidated Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	15,393
Interest—Unaffiliated Issuers	985
Interest—Affiliated Funds	3
Total Income	16,381
Expenses—Note B
Management and Administrative	249
Trustees’ Fees and Expenses	8
Custodian Fees	21
Total Expenses	278
Net Investment Income	16,103
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Investment Securities Sold—Unaffiliated Issuers	—
Investment Securities Sold—Affiliated Funds	80,143
Swap Contracts	(1,090)
Realized Net Gain (Loss)	79,055
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	15
Investment Securities—Affiliated Funds	(110,973)
Change in Unrealized Appreciation (Depreciation)	(110,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,800)

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,103	37,162
Realized Net Gain (Loss)	79,055	6,241
Change in Unrealized Appreciation (Depreciation)	(110,958)	193,689
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,800)	237,092
Distributions
Net Investment Income	(39,123)	(40,863)
Realized Capital Gain[1]	—	(2,540)
Return of Capital	—	(31,122)
Total Distributions	(39,123)	(74,525)
Capital Share Transactions
Issued	207,554	432,444
Issued in Lieu of Cash Distributions	17,206	33,111
Redeemed	(244,053)	(236,852)
Net Increase (Decrease) from Capital Share Transactions	(19,293)	228,703
Total Increase (Decrease)	(74,216)	391,270
Net Assets
Beginning of Period	2,089,121	1,697,851
End of Period[2]	2,014,905	2,089,121

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $1,558,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($24,110,000) and 0.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Consolidated Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.11	$17.54	$17.33	$18.90	$18.54	$17.62
Investment Operations
Net Investment Income	.146[1]	.358[1]	.324	.309	.384[1]	.326[1]
Capital Gain Distributions Received	.000[1]	.011[1]	.072	.041	.152[1]	.021[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.281)	1.919	.881	(.464)	.530	2.408
Total from Investment Operations	(.135)	2.288	1.277	(.114)	1.066	2.755
Distributions
Dividends from Net Investment Income	(. 355)	(. 394)	(. 480)	(. 313)	(. 535)	(. 439)
Distributions from Realized Capital Gains[2]	—	(. 024)	(. 266)	(. 319)	(.128)	(. 871)
Return of Capital	—	(. 300)	(. 321)	(. 824)	(. 043)	(. 525)
Total Distributions	(.355)	(.718)	(1.067)	(1.456)	(.706)	(1.835)
Net Asset Value, End of Period	$18.62	$19.11	$17.54	$17.33	$18.90	$18.54

Total Return	-0.74%	13.29%	7.55%	-0.72%	5.83%	15.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,015	$2,089	$1,698	$1,585	$1,567	$591
Ratio of Total Expenses to
Average Net Assets	0.03%	0.02%	0.02%	0.02%	0.01%	0.03%
Acquired Fund Fees and Expenses	0.29%	0.32%	0.32%	0.32%	0.37%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.95%	1.80%	1.64%	1.99%	1.76%
Portfolio Turnover Rate	22%	8%	19%	29%	23%	48%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes $0, $.009, $.237, $.319, $.035, and $.710 from long-term capital gains and $0, $.015, $.029, $0, $.093, and $.161 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2018, the fund held $149,696,000 in the subsidiary, representing 7% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Net Assets and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

16

Managed Payout Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2018, the subsidiary’s average amount of investment in total return swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017) and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2018, the monthly distribution rate is $.0591 per share. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

17

Managed Payout Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended June 30, 2018, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

18

Managed Payout Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,866,056	—	—
Temporary Cash Investments	1	155,985	—
Total	1,866,057	155,985	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Realized losses of $1,090,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income.

At June 30, 2018, the cost of investment securities for tax purposes was $1,741,296,000. Net unrealized appreciation of investment securities for tax purposes was $280,746,000, consisting of unrealized gains of $286,379,000 on securities that had risen in value since their purchase and $5,633,000 in unrealized losses on securities that had fallen in value since their purchase.

19

Managed Payout Fund

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	256,682	14,390	19,400	(1,474)	2,736	—	—	252,934
Vanguard Emerging
Markets Stock
Index Fund	106,017	5,169	6,000	939	(8,858)	730	—	97,267
Vanguard Global
Minimum
Volatility Fund	156,479	1,293	11,900	436	3,881	—	—	150,189
Vanguard Market
Liquidity Fund	457	NA1	NA1	1	—	3	—	1
Vanguard Market
Neutral Fund	105,109	67	5,759	166	402	66	—	99,985
Vanguard Total
Bond Market II
Index Fund	293,863	45,027	48,442	(791)	(8,227)	3,831	2	281,430
Vanguard Total
International Bond
Index Fund	125,023	6,042	8,804	(60)	1,123	641	—	123,324
Vanguard Total
International Stock
Index Fund	421,410	129,460	23,766	1,205	(26,129)	6,351	—	502,180
Vanguard Total
Stock Market
Index Fund	416,260	16,820	182,846	79,154	(73,210)	2,630	—	256,178
Vanguard Value
Index Fund	107,809	3,823	6,939	567	(2,691)	1,144	—	102,569
Total	1,989,109	222,091	313,856	80,143	(110,973)	15,396	2	1,866,057
1 Not applicable—purchases and sales are for temporary cash investment purposes.

20

Managed Payout Fund

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017
	Shares	Shares
	(000)	(000)
Issued	10,875	23,629
Issued in Lieu of Cash Distributions	901	1,799
Redeemed	(12,864)	(12,898)
Net Increase (Decrease) in Shares Outstanding	(1,088)	12,530

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return	$1,000.00	$992.60	$1.58
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.21	1.61

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.32%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a benchmark index. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

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Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board considered the advisory expenses of each of the underlying funds in which the fund invests—including any portion of those expenses that are attributable to the fund’s investment in a wholly owned subsidiary—and noted that each of the underlying funds has advisory expenses well below its peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Consolidated Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s at-cost arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Benchmark Information

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

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All rights reserved.
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fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
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You can review and copy information about your fund at
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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (59.7%)[1]
Basic Materials (1.5%)
	DowDuPont Inc.	1,871,430	123,365
	Praxair Inc.	232,240	36,729
	Ecolab Inc.	208,136	29,208
	LyondellBasell Industries NV Class A	252,300	27,715
	Air Products & Chemicals Inc.	177,005	27,565
	PPG Industries Inc.	202,436	20,999
	Freeport-McMoRan Inc.	1,113,411	19,217
	International Paper Co.	334,002	17,395
	Newmont Mining Corp.	430,825	16,246
	Nucor Corp.	258,265	16,142
	Celanese Corp. Class A	109,628	12,175
	Eastman Chemical Co.	103,390	10,335
	FMC Corp.	109,087	9,732
	Albemarle Corp.	90,132	8,502
	CF Industries Holdings Inc.	189,847	8,429
	Steel Dynamics Inc.	180,872	8,311
	International Flavors & Fragrances Inc.	64,193	7,957
	Mosaic Co.	282,347	7,920
	Avery Dennison Corp.	70,102	7,157
*	Alcoa Corp.	150,686	7,064
	RPM International Inc.	109,413	6,381
	Chemours Co.	143,796	6,379
*	Axalta Coating Systems Ltd.	179,190	5,431
	United States Steel Corp.	143,229	4,977
	Royal Gold Inc.	52,588	4,882
	Reliance Steel & Aluminum Co.	55,357	4,846
	Huntsman Corp.	165,545	4,834
	WR Grace & Co.	54,888	4,024
	Ashland Global Holdings Inc.	50,484	3,947
	Olin Corp.	136,454	3,919
	Westlake Chemical Corp.	30,696	3,304
	Versum Materials Inc.	87,614	3,255
	Peabody Energy Corp.	70,713	3,216
	NewMarket Corp.	7,624	3,084
	PolyOne Corp.	64,376	2,782
	Cabot Corp.	44,782	2,766
*	Ingevity Corp.	34,057	2,754
	Scotts Miracle-Gro Co.	32,272	2,684
*	Allegheny Technologies Inc.	101,995	2,562
	Balchem Corp.	25,371	2,490
	Sensient Technologies Corp.	34,774	2,488
	Domtar Corp.	50,770	2,424
*	Univar Inc.	91,611	2,404
	KapStone Paper and Packaging Corp.	67,872	2,342
	HB Fuller Co.	41,452	2,225
	Minerals Technologies Inc.	29,192	2,200
*	Platform Specialty Products Corp.	177,041	2,054
*	Cleveland-Cliffs Inc.	242,922	2,048
	Carpenter Technology Corp.	37,180	1,955
	Commercial Metals Co.	89,609	1,892
	Compass Minerals International Inc.	27,442	1,804
	US Silica Holdings Inc.	64,740	1,663
*	GCP Applied Technologies Inc.	55,723	1,613
	Quaker Chemical Corp.	10,239	1,586
	Innospec Inc.	19,307	1,478
	Worthington Industries Inc.	34,851	1,463
*	Cambrex Corp.	26,696	1,396
*	Ferro Corp.	66,664	1,390
	Kaiser Aluminum Corp.	13,100	1,364
	Stepan Co.	16,616	1,296
*	Kraton Corp.	26,421	1,219

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Arch Coal Inc. Class A	15,406	1,208
*	AK Steel Holding Corp.	257,985	1,120
	Neenah Inc.	13,032	1,106
	Hecla Mining Co.	313,041	1,089
	Tronox Ltd. Class A	55,079	1,084
	Warrior Met Coal Inc.	38,437	1,060
*	Coeur Mining Inc.	124,300	945
	A Schulman Inc.	20,412	908
*	AdvanSix Inc.	24,165	885
*	CONSOL Energy Inc.	20,014	768
	KMG Chemicals Inc.	10,346	763
	Innophos Holdings Inc.	15,510	738
	Chase Corp.	6,079	713
	Rayonier Advanced Materials Inc.	41,551	710
*	SunCoke Energy Inc.	52,479	703
	PH Glatfelter Co.	34,514	676
*	Koppers Holdings Inc.	16,605	637
*	CSW Industrials Inc.	11,823	625
*	Century Aluminum Co.	38,793	611
*	Verso Corp.	26,838	584
*	Codexis Inc.	40,378	581
	Tredegar Corp.	23,965	563
	American Vanguard Corp.	21,911	503
*	Resolute Forest Products Inc.	47,230	489
*	PQ Group Holdings Inc.	26,319	474
*	Covia Holdings Corp.	25,503	473
	Kronos Worldwide Inc.	17,870	403
	Haynes International Inc.	10,034	369
*	OMNOVA Solutions Inc.	34,053	354
	FutureFuel Corp.	25,100	352
*	Veritiv Corp.	8,442	336
*	Clearwater Paper Corp.	13,682	316
	Hawkins Inc.	8,872	314
*	Intrepid Potash Inc.	68,500	281
	Gold Resource Corp.	40,411	266
*	Nexeo Solutions Inc.	27,303	249
*	Cloud Peak Energy Inc.	66,641	233
*,^	Uranium Energy Corp.	126,095	203
*	Klondex Mines Ltd.	82,480	190
*	AgroFresh Solutions Inc.	25,264	177
	Olympic Steel Inc.	7,800	159
	Synalloy Corp.	7,724	154
*	Universal Stainless & Alloy Products Inc.	6,400	151
*	Ryerson Holding Corp.	13,150	147
	Hallador Energy Co.	19,198	137
*	Marrone Bio Innovations Inc.	65,159	120
*,^	ChromaDex Corp.	28,600	106
	Northern Technologies International Corp.	2,923	105
*	Ampco-Pittsburgh Corp.	9,790	100
*	NL Industries Inc.	9,290	81
*	LSB Industries Inc.	14,520	77
*	Ur-Energy Inc.	81,980	55
	United-Guardian Inc.	2,196	42
*	Ramaco Resources Inc.	5,327	37
*	Senomyx Inc.	18,568	22
*	Pershing Gold Corp.	12,044	22
*	General Moly Inc.	35,994	15
*,^	Comstock Mining Inc.	41,462	11
*	Solitario Zinc Corp.	21,996	9
*,^	US Gold Corp.	7,188	9
*,^	Golden Minerals Co.	21,900	7
*	Centrus Energy Corp. Class A	1,000	3
*	US Antimony Corp.	3,995	2
*	Paramount Gold Nevada Corp.	1,164	1

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Westwater Resources Inc.	2,079	1
	Friedman Industries Inc.	24	—
*†	Achieve Life Sciences Inc. CVR	19,400	—
			564,616
Consumer Goods (4.8%)
	Procter & Gamble Co.	2,017,725	157,504
	Coca-Cola Co.	3,094,457	135,723
	PepsiCo Inc.	1,145,401	124,700
	Philip Morris International Inc.	1,254,208	101,265
	Altria Group Inc.	1,521,078	86,382
	NIKE Inc. Class B	1,032,373	82,260
	Mondelez International Inc. Class A	1,185,673	48,613
	Colgate-Palmolive Co.	709,086	45,956
	Activision Blizzard Inc.	586,315	44,748
	General Motors Co.	1,027,864	40,498
*,^	Tesla Inc.	103,063	35,345
	Ford Motor Co.	3,169,937	35,091
*	Electronic Arts Inc.	248,734	35,076
	Kraft Heinz Co.	495,489	31,127
	Kimberly-Clark Corp.	283,362	29,849
	Constellation Brands Inc. Class A	129,290	28,298
	Estee Lauder Cos. Inc. Class A	179,125	25,559
	General Mills Inc.	482,159	21,340
	VF Corp.	255,741	20,848
	Archer-Daniels-Midland Co.	452,481	20,737
*	Monster Beverage Corp.	344,815	19,758
	Aptiv plc	212,797	19,499
	Dr Pepper Snapple Group Inc.	145,427	17,742
	Stanley Black & Decker Inc.	125,365	16,650
	Tyson Foods Inc. Class A	240,797	16,579
	Kellogg Co.	225,296	15,741
	Clorox Co.	105,234	14,233
	DR Horton Inc.	291,760	11,962
	Lennar Corp. Class A	216,858	11,385
	Conagra Brands Inc.	318,486	11,380
	McCormick & Co. Inc.	97,678	11,339
	Brown-Forman Corp. Class B	227,547	11,152
*	Mohawk Industries Inc.	51,607	11,058
*	Take-Two Interactive Software Inc.	92,959	11,003
	Tapestry Inc.	233,954	10,928
	Hershey Co.	114,001	10,609
	Church & Dwight Co. Inc.	198,507	10,553
	Genuine Parts Co.	113,344	10,404
*	Lululemon Athletica Inc.	80,738	10,080
	Lear Corp.	53,180	9,881
	JM Smucker Co.	87,749	9,431
	PVH Corp.	61,853	9,261
	Hasbro Inc.	91,298	8,428
*	NVR Inc.	2,792	8,293
	Lamb Weston Holdings Inc.	117,249	8,033
	Hormel Foods Corp.	214,544	7,983
	Bunge Ltd.	114,431	7,977
*	Michael Kors Holdings Ltd.	115,924	7,721
	Whirlpool Corp.	52,706	7,707
*	LKQ Corp.	240,323	7,666
	Snap-on Inc.	46,448	7,465
	BorgWarner Inc.	169,854	7,331
	Newell Brands Inc.	268,086	6,914
*	US Foods Holding Corp.	175,607	6,641
	Ingredion Inc.	58,496	6,476
	Hanesbrands Inc.	294,062	6,475
	Campbell Soup Co.	159,048	6,448
	Molson Coors Brewing Co. Class B	93,133	6,337
	Pinnacle Foods Inc.	96,565	6,283

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	PulteGroup Inc.	210,943	6,065
	Polaris Industries Inc.	48,712	5,952
	Harley-Davidson Inc.	136,131	5,728
	Ralph Lauren Corp. Class A	44,950	5,651
	Jefferies Financial Group Inc.	239,834	5,454
*	Wayfair Inc.	45,180	5,366
	Coty Inc. Class A	370,159	5,219
	Gentex Corp.	220,323	5,072
*	WABCO Holdings Inc.	43,178	5,053
	Leggett & Platt Inc.	108,582	4,847
*	Middleby Corp.	45,499	4,751
	Pool Corp.	30,947	4,688
*	Herbalife Nutrition Ltd.	86,728	4,659
	Mattel Inc.	281,133	4,616
	Brunswick Corp.	70,634	4,554
	Goodyear Tire & Rubber Co.	195,033	4,542
*	Post Holdings Inc.	52,543	4,520
	Toll Brothers Inc.	112,360	4,156
*,^	Under Armour Inc. Class A	182,709	4,107
	Thor Industries Inc.	40,635	3,957
	Carter's Inc.	36,182	3,922
	Valvoline Inc.	161,612	3,486
	Nu Skin Enterprises Inc. Class A	42,874	3,352
*	Skechers U.S.A. Inc. Class A	111,255	3,339
	Delphi Technologies plc	71,809	3,264
	Energizer Holdings Inc.	49,125	3,093
	Flowers Foods Inc.	145,861	3,038
*	Visteon Corp.	23,466	3,033
*	Deckers Outdoor Corp.	25,689	2,900
*	Darling Ingredients Inc.	132,981	2,644
*	Zynga Inc. Class A	644,269	2,622
	Wolverine World Wide Inc.	74,416	2,587
*	Under Armour Inc.	119,683	2,523
*	Welbilt Inc.	112,358	2,507
*	TreeHouse Foods Inc.	46,430	2,438
	Dana Inc.	116,492	2,352
	Steven Madden Ltd.	42,837	2,275
	Columbia Sportswear Co.	24,338	2,226
*	Helen of Troy Ltd.	22,288	2,194
	Lancaster Colony Corp.	15,329	2,122
*	TRI Pointe Group Inc.	123,573	2,022
*	Boston Beer Co. Inc. Class A	6,710	2,011
	KB Home	72,785	1,983
*	Taylor Morrison Home Corp. Class A	92,700	1,926
*	Cooper-Standard Holdings Inc.	14,315	1,871
	Tenneco Inc.	42,325	1,861
*,^	Tempur Sealy International Inc.	38,244	1,838
	Sanderson Farms Inc.	17,322	1,821
	J&J Snack Foods Corp.	11,753	1,792
	LCI Industries	19,464	1,755
*,^	iRobot Corp.	22,135	1,677
	Herman Miller Inc.	48,485	1,644
	Tupperware Brands Corp.	39,543	1,631
	Vector Group Ltd.	83,156	1,587
	Lennar Corp. Class B	35,929	1,534
	WD-40 Co.	10,260	1,501
*	Dorman Products Inc.	21,629	1,477
	Callaway Golf Co.	76,870	1,458
*	Cavco Industries Inc.	6,995	1,453
	Medifast Inc.	9,066	1,452
*	Meritage Homes Corp.	32,645	1,435
*	G-III Apparel Group Ltd.	32,020	1,422
*	American Axle & Manufacturing Holdings Inc.	90,794	1,413
	HNI Corp.	36,788	1,369

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Central Garden & Pet Co. Class A	33,733	1,365
*	Edgewell Personal Care Co.	26,792	1,352
	Universal Corp.	20,325	1,342
*	Hain Celestial Group Inc.	45,042	1,342
*	Fox Factory Holding Corp.	28,250	1,315
	MDC Holdings Inc.	38,786	1,193
	La-Z-Boy Inc.	38,861	1,189
	ACCO Brands Corp.	85,763	1,188
*	Gentherm Inc.	29,582	1,163
	Calavo Growers Inc.	11,876	1,142
	Interface Inc. Class A	48,916	1,123
*	USANA Health Sciences Inc.	9,725	1,121
	Spectrum Brands Holdings Inc.	13,634	1,113
	Oxford Industries Inc.	13,325	1,106
	Cooper Tire & Rubber Co.	40,729	1,071
*	Cal-Maine Foods Inc.	23,244	1,066
	B&G Foods Inc.	35,540	1,063
	Schweitzer-Mauduit International Inc.	24,142	1,056
*	Hostess Brands Inc. Class A	76,296	1,038
	Fresh Del Monte Produce Inc.	23,286	1,037
*	National Beverage Corp.	9,474	1,013
*	Fitbit Inc. Class A	150,971	986
	Steelcase Inc. Class A	70,423	951
*	Fossil Group Inc.	35,331	949
	MGP Ingredients Inc.	10,673	948
	Nutrisystem Inc.	24,294	935
	Seaboard Corp.	234	927
	Winnebago Industries Inc.	22,623	919
*	Crocs Inc.	51,177	901
*	Sleep Number Corp.	28,764	835
	Dean Foods Co.	79,142	832
*	LGI Homes Inc.	14,187	819
*	Pilgrim's Pride Corp.	39,867	803
	Knoll Inc.	37,546	781
	Andersons Inc.	22,283	762
	Phibro Animal Health Corp. Class A	16,373	754
*	Vista Outdoor Inc.	48,221	747
	Standard Motor Products Inc.	15,247	737
	Inter Parfums Inc.	13,414	718
*	Modine Manufacturing Co.	38,996	712
*	Stoneridge Inc.	20,174	709
*	Century Communities Inc.	21,763	687
*	Malibu Boats Inc. Class A	15,883	666
*	M/I Homes Inc.	24,650	653
	Briggs & Stratton Corp.	36,282	639
*	Glu Mobile Inc.	99,428	637
	Acushnet Holdings Corp.	26,003	636
	Coca-Cola Bottling Co. Consolidated	4,639	627
*	GoPro Inc. Class A	95,300	614
*	William Lyon Homes Class A	25,746	597
	Movado Group Inc.	12,279	593
	National Presto Industries Inc.	4,507	559
	John B Sanfilippo & Son Inc.	7,257	540
*	Freshpet Inc.	19,275	529
	Ethan Allen Interiors Inc.	21,032	515
*	Primo Water Corp.	29,268	512
	Tower International Inc.	15,417	490
	Kimball International Inc. Class B	28,750	465
	Titan International Inc.	42,900	460
	Hooker Furniture Corp.	9,519	446
	Tootsie Roll Industries Inc.	13,439	415
*	Nautilus Inc.	26,236	412
*	Beazer Homes USA Inc.	27,823	410
*	ZAGG Inc.	22,485	389

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	MCBC Holdings Inc.	13,399	388
*	Universal Electronics Inc.	11,605	384
*	Unifi Inc.	11,745	372
	Superior Industries International Inc.	19,127	342
*	Vera Bradley Inc.	23,861	335
*	Farmer Brothers Co.	10,257	313
*	Motorcar Parts of America Inc.	16,266	304
	Limoneira Co.	11,853	292
*,^	elf Beauty Inc.	18,986	289
*	Perry Ellis International Inc.	10,120	275
	Johnson Outdoors Inc. Class A	3,125	264
	Flexsteel Industries Inc.	6,496	259
	Bassett Furniture Industries Inc.	9,283	256
*,^	22nd Century Group Inc.	103,781	255
	Culp Inc.	8,955	220
*	Craft Brew Alliance Inc.	10,354	214
*	Seneca Foods Corp. Class A	7,706	208
	Hamilton Beach Brands Holding Co. Class A	6,657	193
	Skyline Champion Corp.	5,263	184
*	Hovnanian Enterprises Inc. Class A	111,709	182
	Weyco Group Inc.	4,970	181
*,^	PolarityTE Inc.	7,591	179
	Superior Group of Cos. Inc.	8,600	178
	Libbey Inc.	21,059	171
	Turning Point Brands Inc.	5,180	165
	Oil-Dri Corp. of America	3,637	153
*,^	Vuzix Corp.	20,000	149
	Rocky Brands Inc.	4,880	146
*	New Home Co. Inc.	14,485	144
*	Shiloh Industries Inc.	16,093	140
*	Jamba Inc.	12,822	137
*	Castle Brands Inc.	111,100	132
*,^	Revlon Inc. Class A	7,465	131
*	Clarus Corp.	15,687	129
*	Central Garden & Pet Co.	2,800	122
	Marine Products Corp.	6,600	117
*	Alliance One International Inc.	6,819	108
*	Lakeland Industries Inc.	7,573	107
*,^	Akoustis Technologies Inc.	14,471	105
*	Delta Apparel Inc.	5,403	105
	Core Molding Technologies Inc.	6,138	88
*	Nature's Sunshine Products Inc.	8,998	84
	Lifetime Brands Inc.	6,405	81
*,^	Eastman Kodak Co.	19,799	75
*,^	Differential Brands Group Inc.	18,200	70
*,^	Celsius Holdings Inc.	14,834	68
	Strattec Security Corp.	2,174	66
*	Sequential Brands Group Inc.	32,878	65
*	Funko Inc. Class A	5,040	63
	Acme United Corp.	2,950	61
	Escalade Inc.	4,289	60
*,^	New Age Beverages Corp.	32,314	60
	Kewaunee Scientific Corp.	1,635	59
*	Blink Charging Co.	11,000	56
	Alico Inc.	1,661	53
*,^	Iconix Brand Group Inc.	88,665	52
*	Reed's Inc.	17,700	50
*	Avon Products Inc.	27,661	45
*	Lifeway Foods Inc.	8,078	41
	P&F Industries Inc. Class A	4,580	40
*	Dixie Group Inc.	15,847	36
*	Vince Holding Corp.	1,824	30
	Rocky Mountain Chocolate Factory Inc.	2,476	28
*	JAKKS Pacific Inc.	7,779	25

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Natural Alternatives International Inc.	2,300	23
*,^	Veru Inc.	9,915	20
*,^	Nova Lifestyle Inc.	11,589	19
*	Lifevantage Corp.	2,812	18
	Unique Fabricating Inc.	2,018	18
*	S&W Seed Co.	5,228	17
*	Emerson Radio Corp.	10,371	15
*†	NewStar Financial Inc. CVR Line	22,870	11
*	US Auto Parts Network Inc.	7,496	11
	Virco Manufacturing Corp.	2,402	11
*	Willamette Valley Vineyards Inc.	1,162	10
*,^	CDTi Advanced Materials Inc.	12,398	7
	Crown Crafts Inc.	1,235	7
*	Zedge Inc. Class B	1,534	6
*	Cherokee Inc.	9,805	5
	LS Starrett Co. Class A	477	3
*	CTI Industries Corp.	700	3
			1,814,034
Consumer Services (7.9%)
*	Amazon.com Inc.	331,902	564,167
	Home Depot Inc.	925,105	180,488
*	Netflix Inc.	332,423	130,120
	Comcast Corp. Class A	3,703,392	121,508
	Walt Disney Co.	1,139,290	119,409
	Walmart Inc.	1,189,254	101,860
	McDonald's Corp.	631,479	98,946
*	Booking Holdings Inc.	38,800	78,651
	Costco Wholesale Corp.	353,293	73,831
	Lowe's Cos. Inc.	632,129	60,413
	CVS Health Corp.	822,112	52,903
	Starbucks Corp.	1,052,911	51,435
	TJX Cos. Inc.	478,806	45,573
	Twenty-First Century Fox Inc. Class A	847,626	42,119
	Walgreens Boots Alliance Inc.	684,658	41,090
*	Charter Communications Inc. Class A	134,676	39,488
	Target Corp.	431,084	32,814
*	eBay Inc.	764,684	27,727
	Marriott International Inc. Class A	213,830	27,071
	Ross Stores Inc.	305,103	25,858
	Sysco Corp.	378,047	25,817
	Delta Air Lines Inc.	510,159	25,273
	Las Vegas Sands Corp.	318,906	24,352
	McKesson Corp.	167,090	22,290
	Southwest Airlines Co.	421,037	21,422
	Dollar General Corp.	217,095	21,406
	Yum! Brands Inc.	260,562	20,381
	Twenty-First Century Fox Inc.	385,661	19,002
	Hilton Worldwide Holdings Inc.	239,958	18,995
	Carnival Corp.	325,108	18,632
	Kroger Co.	653,716	18,598
*	O'Reilly Automotive Inc.	66,144	18,095
*	Dollar Tree Inc.	192,671	16,377
	CBS Corp. Class B	268,035	15,069
*	AutoZone Inc.	21,798	14,625
	Best Buy Co. Inc.	193,744	14,449
	Royal Caribbean Cruises Ltd.	137,495	14,245
	Omnicom Group Inc.	184,259	14,053
*	United Continental Holdings Inc.	190,626	13,292
	Wynn Resorts Ltd.	78,954	13,212
	American Airlines Group Inc.	341,073	12,947
	Tiffany & Co.	95,482	12,565
	Cardinal Health Inc.	252,642	12,337
	Expedia Group Inc.	100,413	12,069
	MGM Resorts International	406,720	11,807

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	AmerisourceBergen Corp. Class A	134,244	11,447
*	Ulta Beauty Inc.	46,552	10,868
	Darden Restaurants Inc.	100,163	10,723
*	CarMax Inc.	144,040	10,496
	Kohl's Corp.	136,640	9,961
	Domino's Pizza Inc.	34,308	9,681
	Macy's Inc.	248,182	9,289
	Vail Resorts Inc.	32,835	9,003
	Nielsen Holdings plc	290,318	8,980
*	Copart Inc.	158,095	8,942
	Viacom Inc. Class B	290,910	8,774
*	Chipotle Mexican Grill Inc. Class A	20,247	8,734
*	Burlington Stores Inc.	54,708	8,235
	Advance Auto Parts Inc.	57,196	7,762
*	Norwegian Cruise Line Holdings Ltd.	163,903	7,744
*	GrubHub Inc.	72,643	7,621
*	Qurate Retail Group Inc. QVC Group Class A	357,280	7,582
	Tractor Supply Co.	98,569	7,540
*	Discovery Communications Inc.	293,775	7,491
	Aramark	199,521	7,402
	Interpublic Group of Cos. Inc.	313,327	7,344
	Gap Inc.	221,148	7,163
	L Brands Inc.	193,041	7,119
*	ServiceMaster Global Holdings Inc.	108,518	6,454
	News Corp. Class A	402,783	6,243
	FactSet Research Systems Inc.	31,343	6,209
^	Sirius XM Holdings Inc.	903,529	6,117
	Alaska Air Group Inc.	100,067	6,043
	KAR Auction Services Inc.	108,917	5,969
*	Liberty Media Corp-Liberty SiriusXM Class C	129,362	5,868
*	Liberty Media Corp-Liberty Formula One	152,164	5,650
*	Caesars Entertainment Corp.	512,557	5,484
*	Live Nation Entertainment Inc.	110,276	5,356
	Foot Locker Inc.	96,132	5,061
	Service Corp. International	139,953	5,009
	Wyndham Hotels & Resorts Inc.	83,344	4,903
	Nordstrom Inc.	94,651	4,901
*	JetBlue Airways Corp.	255,866	4,856
*	TripAdvisor Inc.	85,935	4,787
*	Bright Horizons Family Solutions Inc.	46,123	4,729
	Dunkin' Brands Group Inc.	67,456	4,659
*	Madison Square Garden Co. Class A	14,605	4,530
	Sabre Corp.	177,707	4,379
*	Grand Canyon Education Inc.	38,910	4,343
*	DISH Network Corp. Class A	128,490	4,319
*	Five Below Inc.	42,770	4,179
	Rollins Inc.	78,868	4,147
	Six Flags Entertainment Corp.	58,596	4,105
	Chemed Corp.	12,460	4,010
	H&R Block Inc.	170,724	3,889
	Williams-Sonoma Inc.	61,279	3,761
	Dun & Bradstreet Corp.	30,272	3,713
	Wyndham Destinations Inc.	80,644	3,570
*	Stamps.com Inc.	13,732	3,475
*	Etsy Inc.	81,534	3,440
	Texas Roadhouse Inc. Class A	52,310	3,427
*	Liberty Media Corp-Liberty SiriusXM Class A	75,866	3,418
	Extended Stay America Inc.	155,506	3,361
*	Weight Watchers International Inc.	32,065	3,242
	Casey's General Stores Inc.	30,786	3,235
	New York Times Co. Class A	120,688	3,126
*	Planet Fitness Inc. Class A	70,264	3,087
*	Ollie's Bargain Outlet Holdings Inc.	42,531	3,084
*	Discovery Communications Inc. Class A	112,088	3,082

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Cracker Barrel Old Country Store Inc.	19,418	3,033
	American Eagle Outfitters Inc.	129,085	3,001
	Cinemark Holdings Inc.	85,138	2,987
	Dolby Laboratories Inc. Class A	47,759	2,946
	Cable One Inc.	3,952	2,898
*	Performance Food Group Co.	78,947	2,897
	ILG Inc.	85,169	2,813
*	SiteOne Landscape Supply Inc.	32,251	2,708
*	Hilton Grand Vacations Inc.	77,806	2,700
	Signet Jewelers Ltd.	48,301	2,693
*	Urban Outfitters Inc.	60,287	2,686
	Wendy's Co.	155,337	2,669
	Nexstar Media Group Inc. Class A	35,754	2,624
	Churchill Downs Inc.	8,691	2,577
	Hyatt Hotels Corp. Class A	32,805	2,531
*	Yelp Inc. Class A	63,823	2,501
	Aaron's Inc.	57,307	2,490
	Tribune Media Co. Class A	63,285	2,422
*	Shutterfly Inc.	26,409	2,378
*	Beacon Roofing Supply Inc.	55,514	2,366
*	Trade Desk Inc. Class A	25,089	2,353
*	AutoNation Inc.	48,217	2,342
*	Adtalem Global Education Inc.	48,567	2,336
*	AMC Networks Inc. Class A	37,345	2,323
*	Chegg Inc.	82,433	2,291
	John Wiley & Sons Inc. Class A	36,503	2,278
*	Sprouts Farmers Market Inc.	102,451	2,261
	AMERCO	6,343	2,259
	Bed Bath & Beyond Inc.	112,274	2,237
	World Wrestling Entertainment Inc. Class A	30,568	2,226
*	Penn National Gaming Inc.	65,864	2,212
	Dick's Sporting Goods Inc.	62,515	2,204
	Boyd Gaming Corp.	63,497	2,201
*,^	RH	15,571	2,175
*	Scientific Games Corp.	43,696	2,148
	Hillenbrand Inc.	44,728	2,109
	Lions Gate Entertainment Corp. Class B	88,399	2,074
	Choice Hotels International Inc.	27,269	2,062
	SkyWest Inc.	39,646	2,058
	Jack in the Box Inc.	24,129	2,054
*	Spirit Airlines Inc.	56,028	2,037
	Sinclair Broadcast Group Inc. Class A	61,800	1,987
	Graham Holdings Co. Class B	3,385	1,984
*	Liberty Expedia Holdings Inc. Class A	44,822	1,970
	TEGNA Inc.	179,833	1,951
*	Sotheby's	35,828	1,947
	PriceSmart Inc.	21,394	1,936
	Marriott Vacations Worldwide Corp.	16,975	1,918
*	Murphy USA Inc.	25,555	1,899
	Cheesecake Factory Inc.	33,587	1,849
	Red Rock Resorts Inc. Class A	54,847	1,837
	Morningstar Inc.	14,315	1,836
	Lithia Motors Inc. Class A	19,372	1,832
*	Avis Budget Group Inc.	56,216	1,827
*	Eldorado Resorts Inc.	46,421	1,815
*	Acxiom Corp.	60,592	1,815
*	United Natural Foods Inc.	40,858	1,743
	Altice USA Inc. Class A	101,642	1,734
	Brinker International Inc.	36,085	1,718
*	Michaels Cos. Inc.	89,483	1,715
	Meredith Corp.	33,123	1,689
*	Cars.com Inc.	58,734	1,667
*	Sally Beauty Holdings Inc.	100,676	1,614
*	Dave & Buster's Entertainment Inc.	33,523	1,596

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Children's Place Inc.	12,800	1,546
*	Pandora Media Inc.	196,000	1,545
	Matthews International Corp. Class A	25,569	1,503
	Big Lots Inc.	35,349	1,477
	Monro Inc.	25,257	1,467
*	Groupon Inc. Class A	340,079	1,462
	DSW Inc. Class A	55,645	1,437
	Allegiant Travel Co. Class A	10,333	1,436
	Hawaiian Holdings Inc.	39,519	1,421
*	Pinnacle Entertainment Inc.	41,464	1,399
	Bloomin' Brands Inc.	68,923	1,385
*,^	Cargurus Inc.	39,685	1,379
	Abercrombie & Fitch Co.	55,816	1,366
*	Rush Enterprises Inc. Class A	31,205	1,354
	Penske Automotive Group Inc.	27,241	1,276
	Wingstop Inc.	23,455	1,222
	GameStop Corp. Class A	83,718	1,220
	Office Depot Inc.	466,431	1,189
*	MSG Networks Inc.	48,661	1,165
*	Diplomat Pharmacy Inc.	45,054	1,152
*	Asbury Automotive Group Inc.	16,531	1,133
*	Herc Holdings Inc.	20,094	1,132
	Caleres Inc.	32,428	1,115
*	Shake Shack Inc. Class A	16,611	1,099
	Dine Brands Global Inc.	13,973	1,045
	Group 1 Automotive Inc.	16,423	1,035
	Gannett Co. Inc.	96,367	1,031
*	Roku Inc.	24,089	1,027
^	Sonic Corp.	29,726	1,023
	Tailored Brands Inc.	39,902	1,018
*	Gray Television Inc.	63,861	1,009
	BJ's Restaurants Inc.	16,675	1,001
*	National Vision Holdings Inc.	27,264	997
*	At Home Group Inc.	25,359	993
*	SeaWorld Entertainment Inc.	45,400	991
	Guess? Inc.	46,001	984
*	Liberty TripAdvisor Holdings Inc. Class A	61,096	984
	Strayer Education Inc.	8,676	980
	Dillard's Inc. Class A	10,142	958
	Papa John's International Inc.	18,891	958
	Lions Gate Entertainment Corp. Class A	38,569	957
*	Carvana Co. Class A	22,351	930
	Capella Education Co.	9,213	909
*	Liberty Media Corp-Liberty Formula One Class A	24,934	880
*	Laureate Education Inc. Class A	60,656	869
*	Quotient Technology Inc.	66,033	865
*	Career Education Corp.	52,393	847
	New Media Investment Group Inc.	45,832	847
	Chico's FAS Inc.	103,990	847
	Core-Mark Holding Co. Inc.	37,224	845
	International Speedway Corp. Class A	18,469	826
*,^	Trupanion Inc.	21,300	822
	Scholastic Corp.	18,263	809
*	Belmond Ltd. Class A	71,810	801
*,^	ANGI Homeservices Inc. Class A	51,517	792
*	Liberty Media Corp-Liberty Braves Class C	29,622	766
	Entercom Communications Corp. Class A	100,744	761
*	Denny's Corp.	46,401	739
	PetMed Express Inc.	16,301	718
	AMC Entertainment Holdings Inc. Class A	44,422	706
	SUPERVALU Inc.	33,150	680
	Weis Markets Inc.	12,686	677
*	Simply Good Foods Co.	46,347	669
*	Hertz Global Holdings Inc.	43,247	663

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	EW Scripps Co. Class A	49,439	662
*	TrueCar Inc.	64,800	654
*	Providence Service Corp.	8,287	651
	Ruth's Hospitality Group Inc.	22,450	630
*	Genesco Inc.	15,784	627
	Buckle Inc.	22,765	612
*	SP Plus Corp.	16,446	612
*	Party City Holdco Inc.	39,014	595
*,^	JC Penney Co. Inc.	252,500	591
*	XO Group Inc.	18,358	587
*	Rent-A-Center Inc.	39,731	585
*	Ascena Retail Group Inc.	144,560	576
*,^	Rite Aid Corp.	319,317	552
*,^	Overstock.com Inc.	16,386	551
*	K12 Inc.	33,606	550
*	Lumber Liquidators Holdings Inc.	22,230	541
	National CineMedia Inc.	64,395	541
*	Express Inc.	58,481	535
*	Chefs' Warehouse Inc.	18,575	529
	Marcus Corp.	15,980	519
*	American Public Education Inc.	12,145	511
*	Conn's Inc.	14,889	491
*	Red Robin Gourmet Burgers Inc.	10,421	486
*	Fiesta Restaurant Group Inc.	16,626	477
*	Boot Barn Holdings Inc.	22,367	464
	Cato Corp. Class A	18,752	462
*	Clean Energy Fuels Corp.	121,000	447
*	Regis Corp.	26,637	441
*	Carrols Restaurant Group Inc.	28,976	430
	Emerald Expositions Events Inc.	20,448	421
	SpartanNash Co.	16,429	419
*	Care.com Inc.	19,919	416
*	Chuy's Holdings Inc.	13,027	400
*	MarineMax Inc.	20,997	398
*	QuinStreet Inc.	30,900	392
*	Golden Entertainment Inc.	14,478	391
*	Stitch Fix Inc. Class A	14,224	390
*	TechTarget Inc.	13,742	390
*	Drive Shack Inc.	49,233	380
*	Monarch Casino & Resort Inc.	8,296	365
	Sonic Automotive Inc. Class A	17,733	365
*	Zumiez Inc.	14,458	362
	Ingles Markets Inc. Class A	11,200	356
*	Hibbett Sports Inc.	15,479	354
*	PlayAGS Inc.	12,948	351
	Shoe Carnival Inc.	10,511	341
	Haverty Furniture Cos. Inc.	15,160	327
*	Del Taco Restaurants Inc.	22,300	316
	Barnes & Noble Inc.	48,661	309
	Carriage Services Inc. Class A	11,883	292
	Citi Trends Inc.	10,398	285
	Entravision Communications Corp. Class A	55,671	278
	Tile Shop Holdings Inc.	36,050	278
*	Potbelly Corp.	21,279	276
*	America's Car-Mart Inc.	4,419	274
	Winmark Corp.	1,800	267
*	Lindblad Expeditions Holdings Inc.	19,500	258
*	Lands' End Inc.	9,121	255
*	tronc Inc.	14,663	253
*	Houghton Mifflin Harcourt Co.	32,788	251
*	Francesca's Holdings Corp.	32,798	248
	Nathan's Famous Inc.	2,601	245
*	Titan Machinery Inc.	14,700	229
*	Del Frisco's Restaurant Group Inc.	17,825	225

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	RCI Hospitality Holdings Inc.	7,025	222
*	1-800-Flowers.com Inc. Class A	17,655	222
*	BJ's Wholesale Club Holdings Inc.	9,272	219
	Village Super Market Inc. Class A	7,310	215
*,^	Duluth Holdings Inc.	9,034	215
*	Century Casinos Inc.	24,447	214
*	Liberty Media Corp-Liberty Braves Class A	8,126	209
*,^	GNC Holdings Inc. Class A	58,800	207
	Natural Health Trends Corp.	8,159	204
*	BrightView Holdings Inc.	9,096	200
*	Habit Restaurants Inc. Class A	19,900	199
*	Gaia Inc. Class A	9,751	197
*	El Pollo Loco Holdings Inc.	16,500	188
*	Zoe's Kitchen Inc.	19,190	187
	Viacom Inc. Class A	4,984	177
*	Bojangles' Inc.	12,103	174
	Saga Communications Inc. Class A	4,501	173
*	Daily Journal Corp.	728	168
*	Biglari Holdings Inc. Class B	901	165
	Tilly's Inc. Class A	10,852	164
*	Avid Technology Inc.	31,500	164
*	Blue Apron Holdings Inc. Class A	48,820	164
*,^	Container Store Group Inc.	19,400	163
*,^	Noodles & Co. Class A	13,249	163
*	Liquidity Services Inc.	24,700	162
*	Hemisphere Media Group Inc. Class A	11,995	157
*	Tuesday Morning Corp.	51,511	157
*	Sportsman's Warehouse Holdings Inc.	30,589	157
*	Barnes & Noble Education Inc.	27,183	153
*	Boston Omaha Corp. Class A	6,948	146
*	Bridgepoint Education Inc. Class A	22,349	146
	CSS Industries Inc.	8,540	144
*	New York & Co. Inc.	27,708	142
	Speedway Motorsports Inc.	8,146	141
*	J Alexander's Holdings Inc.	12,398	138
*	Red Lion Hotels Corp.	11,733	137
	Collectors Universe Inc.	9,211	136
*	Reading International Inc. Class A	8,456	135
	Salem Media Group Inc. Class A	26,143	135
*	Rubicon Project Inc.	46,931	134
*	Kirkland's Inc.	11,191	130
*	Vitamin Shoppe Inc.	18,110	126
*	Town Sports International Holdings Inc.	8,370	122
*	Natural Grocers by Vitamin Cottage Inc.	9,325	119
*	Build-A-Bear Workshop Inc.	15,613	119
*	J. Jill Inc.	12,700	119
*	Cambium Learning Group Inc.	10,044	112
	Big 5 Sporting Goods Corp.	14,666	111
	Clear Channel Outdoor Holdings Inc. Class A	25,400	109
*	RealNetworks Inc.	28,489	105
	A-Mark Precious Metals Inc.	7,825	104
	News Corp. Class B	6,235	99
	CBS Corp. Class A	1,703	96
*	Lee Enterprises Inc.	33,725	96
*	Leaf Group Ltd.	8,580	93
*	PCM Inc.	6,019	91
	Liberty Tax Inc.	11,081	90
*	Biglari Holdings Inc.	90	86
*,^	LiveXLive Media Inc.	14,100	81
	Townsquare Media Inc. Class A	12,092	78
	AH Belo Corp. Class A	16,602	78
*	Profire Energy Inc.	21,833	74
*,^	Fluent Inc.	27,500	67
*	FTD Cos. Inc.	13,285	62

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Urban One Inc.	29,275	62
^	Stage Stores Inc.	25,012	60
*	Travelzoo	3,500	60
	Marchex Inc. Class B	18,900	58
*,^	Remark Holdings Inc.	14,727	58
*,^	Sears Holdings Corp.	23,280	55
*	Digital Turbine Inc.	36,287	55
*	Ascent Capital Group Inc. Class A	15,550	44
*	Destination XL Group Inc.	17,912	40
*	Destination Maternity Corp.	6,038	35
*,^	Social Reality Inc.	7,581	35
	Ark Restaurants Corp.	1,339	34
*,^	Stein Mart Inc.	13,900	34
*	EVINE Live Inc.	26,397	32
*	TheStreet Inc.	13,387	29
*	Inspired Entertainment Inc.	4,367	27
*	Luby's Inc.	10,342	27
*	McClatchy Co. Class A	2,633	26
	Educational Development Corp.	1,311	25
*	Insignia Systems Inc.	9,200	16
*	Diversified Restaurant Holdings Inc.	11,200	14
*,^	Valeritas Holdings Inc.	10,400	14
	Beasley Broadcast Group Inc. Class A	1,085	12
*,^	Live Ventures Inc.	900	11
*,^	Interpace Diagnostics Group Inc.	12,513	11
*	Purple Innovation Inc.	1,300	11
*	Kona Grill Inc.	4,638	11
*	Full House Resorts Inc.	2,689	9
*	ONE Group Hospitality Inc.	3,617	9
*	Papa Murphy's Holdings Inc.	1,508	8
*	CafePress Inc.	6,314	7
*,^	Ifresh Inc.	1,003	5
*	Famous Dave's of America Inc.	727	5
*	Good Times Restaurants Inc.	1,300	5
	Harte-Hanks Inc.	406	5
*	Sears Hometown and Outlet Stores Inc.	2,030	4
*	AutoWeb Inc.	885	4
	Peak Resorts Inc.	787	4
*	Rave Restaurant Group Inc.	2,111	3
*	Genius Brands International Inc.	1,237	3
*	NTN Buzztime Inc.	600	3
*	SPAR Group Inc.	1,993	3
*	DGSE Cos. Inc.	1,782	1
*	CDTi Advanced Materials Inc. Rights 7/13/2018	12,398	1
*	Eastside Distilling Inc.	100	1
	National American University Holdings Inc.	600	1
*	Urban One Inc. Class A	203	1
*	Emmis Communications Corp. Class A	89	—
*	Christopher & Banks Corp.	398	—
	Wayside Technology Group Inc.	19	—
*†	Adolor Corp. Rights Exp. 07/01/2019	34,581	—
			2,976,584
Financials (11.9%)
	JPMorgan Chase & Co.	2,737,073	285,203
*	Berkshire Hathaway Inc. Class B	1,442,139	269,175
	Bank of America Corp.	7,739,470	218,176
	Wells Fargo & Co.	3,536,462	196,061
	Visa Inc. Class A	1,430,033	189,408
	Mastercard Inc. Class A	742,937	146,002
	Citigroup Inc.	2,055,349	137,544
	US Bancorp	1,265,071	63,279
	Goldman Sachs Group Inc.	272,753	60,161
	American Express Co.	556,130	54,501
	American Tower Corp.	354,925	51,170

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Morgan Stanley	1,067,225	50,586
	Charles Schwab Corp.	977,187	49,934
	PNC Financial Services Group Inc.	361,081	48,782
	Chubb Ltd.	357,370	45,393
	BlackRock Inc.	90,523	45,175
	CME Group Inc.	274,127	44,935
	Simon Property Group Inc.	248,824	42,347
	S&P Global Inc.	200,370	40,853
	Bank of New York Mellon Corp.	734,428	39,608
	American International Group Inc.	724,531	38,415
	Capital One Financial Corp.	394,198	36,227
	Crown Castle International Corp.	334,396	36,055
	Intercontinental Exchange Inc.	468,435	34,453
	Marsh & McLennan Cos. Inc.	409,268	33,548
	Prudential Financial Inc.	341,038	31,890
	BB&T Corp.	631,059	31,831
	MetLife Inc.	657,936	28,686
	Prologis Inc.	429,914	28,241
	Equinix Inc.	64,360	27,668
	Progressive Corp.	466,768	27,609
	Public Storage	119,526	27,116
	Aon plc	197,636	27,110
	Travelers Cos. Inc.	218,552	26,738
	Aflac Inc.	617,947	26,584
	State Street Corp.	281,712	26,225
	Allstate Corp.	281,535	25,696
	SunTrust Banks Inc.	377,184	24,902
	Moody's Corp.	131,572	22,441
*	Berkshire Hathaway Inc. Class A	79	22,281
	Weyerhaeuser Co.	610,311	22,252
	T. Rowe Price Group Inc.	184,980	21,474
	Discover Financial Services	282,054	19,859
	AvalonBay Communities Inc.	112,912	19,408
	Synchrony Financial	580,937	19,392
	Welltower Inc.	304,360	19,080
	Equity Residential	299,266	19,060
	Digital Realty Trust Inc.	166,939	18,627
	M&T Bank Corp.	105,840	18,009
	Northern Trust Corp.	173,179	17,818
	KeyCorp	866,420	16,930
	Ventas Inc.	291,286	16,589
	Ameriprise Financial Inc.	117,354	16,415
	Willis Towers Watson plc	107,060	16,230
	Regions Financial Corp.	911,758	16,211
	Fifth Third Bancorp	555,549	15,944
	Boston Properties Inc.	125,041	15,683
	Citizens Financial Group Inc.	396,079	15,407
*	SBA Communications Corp. Class A	92,929	15,344
*	IHS Markit Ltd.	290,793	15,002
	Hartford Financial Services Group Inc.	290,544	14,856
	Huntington Bancshares Inc.	902,265	13,317
*	E*TRADE Financial Corp.	211,903	12,960
	Essex Property Trust Inc.	53,800	12,862
	First Republic Bank	131,444	12,722
	Host Hotels & Resorts Inc.	601,834	12,681
	Comerica Inc.	139,120	12,649
	Realty Income Corp.	234,016	12,588
	TD Ameritrade Holding Corp.	228,010	12,488
*	CBRE Group Inc. Class A	259,740	12,400
	Principal Financial Group Inc.	233,622	12,370
*	SVB Financial Group	42,611	12,304
	Equifax Inc.	97,806	12,237
	MSCI Inc. Class A	71,478	11,825
	XL Group Ltd.	208,500	11,666

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Markel Corp.	10,598	11,492
	Lincoln National Corp.	177,639	11,058
	Loews Corp.	219,105	10,578
	Alexandria Real Estate Equities Inc.	83,186	10,496
	GGP Inc.	506,726	10,352
	Vornado Realty Trust	139,198	10,290
	HCP Inc.	388,977	10,043
	Annaly Capital Management Inc.	953,335	9,810
	Arthur J Gallagher & Co.	147,429	9,624
	Extra Space Storage Inc.	96,343	9,616
	Cboe Global Markets Inc.	91,751	9,549
	Raymond James Financial Inc.	106,614	9,526
	Mid-America Apartment Communities Inc.	93,817	9,445
	Ally Financial Inc.	347,650	9,133
	Invesco Ltd.	339,274	9,011
	Franklin Resources Inc.	270,262	8,662
	Nasdaq Inc.	94,240	8,601
	Cincinnati Financial Corp.	126,917	8,486
	Zions Bancorporation	160,272	8,445
	Duke Realty Corp.	290,174	8,424
*	Arch Capital Group Ltd.	314,844	8,331
	Iron Mountain Inc.	233,751	8,184
	UDR Inc.	217,536	8,166
*	Liberty Broadband Corp.	106,258	8,046
	FNF Group	210,231	7,909
	Regency Centers Corp.	125,451	7,788
	Western Union Co.	380,055	7,727
	Everest Re Group Ltd.	33,266	7,667
	East West Bancorp Inc.	116,882	7,621
	Federal Realty Investment Trust	59,552	7,536
	SL Green Realty Corp.	72,053	7,243
	SEI Investments Co.	114,321	7,147
	Reinsurance Group of America Inc. Class A	51,792	6,913
	Camden Property Trust	75,258	6,858
	Alleghany Corp.	11,820	6,796
	Unum Group	182,113	6,736
	Affiliated Managers Group Inc.	44,574	6,627
	Torchmark Corp.	81,174	6,608
	Macerich Co.	114,758	6,522
	AGNC Investment Corp.	349,084	6,489
	Voya Financial Inc.	135,680	6,377
*	Black Knight Inc.	115,467	6,183
	Jones Lang LaSalle Inc.	36,571	6,070
	VEREIT Inc.	813,082	6,049
	Kilroy Realty Corp.	79,826	6,038
	Sun Communities Inc.	60,452	5,917
	Gaming and Leisure Properties Inc.	164,180	5,878
	American Financial Group Inc.	53,938	5,789
	MarketAxess Holdings Inc.	29,073	5,752
	WP Carey Inc.	86,218	5,721
	Kimco Realty Corp.	334,686	5,686
	Equity LifeStyle Properties Inc.	61,798	5,679
	National Retail Properties Inc.	126,295	5,552
*	Athene Holding Ltd. Class A	126,481	5,545
*	Signature Bank	42,943	5,492
	Apartment Investment & Management Co.	127,322	5,386
	People's United Financial Inc.	292,404	5,290
	WR Berkley Corp.	72,781	5,270
	Invitation Homes Inc.	228,405	5,267
	Liberty Property Trust	118,480	5,252
	Douglas Emmett Inc.	128,923	5,180
	Brown & Brown Inc.	186,225	5,164
	Lazard Ltd. Class A	105,344	5,152
	PacWest Bancorp	103,844	5,132

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Omega Healthcare Investors Inc.	164,133	5,088
	Cullen/Frost Bankers Inc.	46,594	5,043
*	Zillow Group Inc.	84,841	5,011
	Park Hotels & Resorts Inc.	162,998	4,993
	DCT Industrial Trust Inc.	74,722	4,986
	Commerce Bancshares Inc.	75,274	4,871
	American Campus Communities Inc.	113,129	4,851
	First Horizon National Corp.	270,508	4,826
	VICI Properties Inc.	231,849	4,785
	Synovus Financial Corp.	90,533	4,783
	New Residential Investment Corp.	272,382	4,764
	Webster Financial Corp.	74,673	4,757
	CyrusOne Inc.	81,102	4,733
	Eaton Vance Corp.	90,596	4,728
	CIT Group Inc.	93,717	4,724
	Old Republic International Corp.	236,288	4,704
	CubeSmart	145,313	4,682
	Healthcare Trust of America Inc. Class A	173,242	4,671
	Lamar Advertising Co. Class A	68,235	4,661
	American Homes 4 Rent Class A	204,798	4,542
	Bank of the Ozarks	100,651	4,533
	Forest City Realty Trust Inc. Class A	197,185	4,498
	Assurant Inc.	43,458	4,497
	Hudson Pacific Properties Inc.	126,198	4,471
	LPL Financial Holdings Inc.	67,879	4,449
	First American Financial Corp.	85,336	4,414
	Brixmor Property Group Inc.	252,291	4,397
	New York Community Bancorp Inc.	392,730	4,336
	Highwoods Properties Inc.	84,680	4,296
	Medical Properties Trust Inc.	305,259	4,286
*	Western Alliance Bancorp	75,646	4,282
	Starwood Property Trust Inc.	196,331	4,262
	Janus Henderson Group plc	138,373	4,252
*	Howard Hughes Corp.	31,652	4,194
	Sterling Bancorp	177,708	4,176
	Validus Holdings Ltd.	60,700	4,103
	Umpqua Holdings Corp.	180,033	4,067
	EPR Properties	62,167	4,028
	Hanover Insurance Group Inc.	33,589	4,016
*	SLM Corp.	350,228	4,010
	Wintrust Financial Corp.	45,536	3,964
	Rayonier Inc.	101,912	3,943
	RenaissanceRe Holdings Ltd.	32,585	3,921
*	Brighthouse Financial Inc.	96,494	3,867
	STORE Capital Corp.	141,088	3,866
*,^	Credit Acceptance Corp.	10,928	3,862
	Associated Banc-Corp	141,336	3,858
	FNB Corp.	280,051	3,758
	Pinnacle Financial Partners Inc.	61,038	3,745
	Prosperity Bancshares Inc.	54,731	3,741
	Popular Inc.	82,599	3,734
	Senior Housing Properties Trust	203,432	3,680
*	GCI Liberty Inc. - Class A	81,486	3,673
	Hospitality Properties Trust	127,999	3,662
*	Texas Capital Bancshares Inc.	39,815	3,643
	Gramercy Property Trust	133,148	3,638
	IBERIABANK Corp.	47,952	3,635
	Life Storage Inc.	36,956	3,596
	Axis Capital Holdings Ltd.	64,656	3,596
	BankUnited Inc.	85,944	3,511
	Primerica Inc.	35,149	3,501
	Interactive Brokers Group Inc.	53,265	3,431
*	HealthEquity Inc.	44,971	3,377
	Hancock Whitney Corp.	70,764	3,301

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Cousins Properties Inc.	340,558	3,300
*	MGIC Investment Corp.	306,836	3,289
	Chemical Financial Corp.	58,861	3,277
	First Industrial Realty Trust Inc.	97,004	3,234
	Valley National Bancorp	264,233	3,213
	Sabra Health Care REIT Inc.	147,316	3,201
	Assured Guaranty Ltd.	88,583	3,165
	Healthcare Realty Trust Inc.	108,016	3,141
	Weingarten Realty Investors	101,646	3,132
	RLJ Lodging Trust	141,652	3,123
	Apple Hospitality REIT Inc.	174,589	3,122
	JBG SMITH Properties	85,212	3,108
	United Bankshares Inc.	85,011	3,094
*	Zillow Group Inc. Class A	51,701	3,089
	LaSalle Hotel Properties	90,207	3,088
	MB Financial Inc.	66,096	3,087
	CoreSite Realty Corp.	27,749	3,075
	FirstCash Inc.	34,072	3,061
	Sunstone Hotel Investors Inc.	183,968	3,058
	Ryman Hospitality Properties Inc.	35,836	2,980
	Home BancShares Inc.	130,977	2,955
	TCF Financial Corp.	118,729	2,923
	Bank of Hawaii Corp.	34,706	2,895
	Stifel Financial Corp.	55,059	2,877
	Navient Corp.	219,223	2,856
	Spirit Realty Capital Inc.	355,624	2,856
	Radian Group Inc.	175,126	2,841
	UMB Financial Corp.	36,808	2,806
	Evercore Inc. Class A	26,168	2,759
	Taubman Centers Inc.	46,893	2,755
*	Essent Group Ltd.	76,662	2,746
*	Green Dot Corp. Class A	37,258	2,734
	Uniti Group Inc.	135,499	2,714
	Glacier Bancorp Inc.	70,001	2,708
	Chimera Investment Corp.	147,123	2,689
	Investors Bancorp Inc.	209,346	2,678
	GEO Group Inc.	96,798	2,666
	Education Realty Trust Inc.	63,379	2,630
	CNO Financial Group Inc.	137,538	2,619
	Cathay General Bancorp	64,218	2,600
	BancorpSouth Bank	78,872	2,599
*	Equity Commonwealth	82,305	2,593
	South State Corp.	29,992	2,587
	Selective Insurance Group Inc.	47,004	2,585
	Blackstone Mortgage Trust Inc. Class A	82,098	2,580
	Physicians Realty Trust	161,200	2,570
	First Financial Bankshares Inc.	50,218	2,556
	Columbia Banking System Inc.	61,035	2,496
	Paramount Group Inc.	162,031	2,495
	MFA Financial Inc.	329,040	2,494
	Fulton Financial Corp.	150,806	2,488
	American Equity Investment Life Holding Co.	69,016	2,485
	Brandywine Realty Trust	147,157	2,484
	EastGroup Properties Inc.	25,986	2,483
	Corporate Office Properties Trust	85,277	2,472
	Community Bank System Inc.	41,453	2,449
	Legg Mason Inc.	70,470	2,447
	PotlatchDeltic Corp.	48,029	2,442
	Realogy Holdings Corp.	106,420	2,426
	National Health Investors Inc.	32,552	2,398
	BGC Partners Inc. Class A	211,565	2,395
	Old National Bancorp	128,032	2,381
	Kemper Corp.	31,303	2,368
	Erie Indemnity Co. Class A	20,130	2,360

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Empire State Realty Trust Inc.	137,257	2,347
	Retail Properties of America Inc.	183,196	2,341
*	AXA Equitable Holdings Inc.	113,392	2,337
	Financial Engines Inc.	51,450	2,310
	Washington Federal Inc.	70,335	2,300
	First Financial Bancorp	74,841	2,294
	Two Harbors Investment Corp.	144,562	2,284
	STAG Industrial Inc.	83,670	2,278
	RLI Corp.	33,707	2,231
	First Midwest Bancorp Inc.	87,010	2,216
	DDR Corp.	123,567	2,212
	Kennedy-Wilson Holdings Inc.	104,426	2,209
	Piedmont Office Realty Trust Inc. Class A	109,761	2,188
	White Mountains Insurance Group Ltd.	2,396	2,172
	CoreCivic Inc.	90,793	2,169
	Columbia Property Trust Inc.	95,401	2,167
	Pebblebrook Hotel Trust	55,538	2,155
*	FCB Financial Holdings Inc. Class A	35,907	2,111
	Xenia Hotels & Resorts Inc.	85,079	2,073
	Simmons First National Corp. Class A	67,952	2,032
	Great Western Bancorp Inc.	48,312	2,029
	Rexford Industrial Realty Inc.	64,174	2,014
*	OneMain Holdings Inc.	60,446	2,012
	Aspen Insurance Holdings Ltd.	49,428	2,012
	Washington REIT	65,679	1,992
	Union Bankshares Corp.	50,944	1,981
	Hope Bancorp Inc.	111,029	1,980
	Urban Edge Properties	86,482	1,978
	DiamondRock Hospitality Co.	159,910	1,964
	CVB Financial Corp.	87,089	1,953
	PS Business Parks Inc.	15,047	1,934
	First Citizens BancShares Inc. Class A	4,731	1,908
	Moelis & Co. Class A	32,160	1,886
	International Bancshares Corp.	44,068	1,886
	CenterState Bank Corp.	63,145	1,883
	United Community Banks Inc.	61,180	1,876
*	Genworth Financial Inc. Class A	414,311	1,864
*	BofI Holding Inc.	45,416	1,858
	Retail Opportunity Investments Corp.	96,392	1,847
	Federated Investors Inc. Class B	77,041	1,797
	Independent Bank Corp.	22,731	1,782
	Trustmark Corp.	54,601	1,782
	Acadia Realty Trust	65,017	1,780
	Apollo Commercial Real Estate Finance Inc.	97,048	1,774
	First Merchants Corp.	38,191	1,772
	Renasant Corp.	37,617	1,712
	Ameris Bancorp	31,942	1,704
	QTS Realty Trust Inc. Class A	43,127	1,704
	Lexington Realty Trust	193,931	1,693
*	Eagle Bancorp Inc.	27,257	1,671
	BOK Financial Corp.	17,740	1,668
	Towne Bank	51,751	1,661
	Santander Consumer USA Holdings Inc.	85,958	1,641
*	Quality Care Properties Inc.	76,106	1,637
	Banner Corp.	27,094	1,629
	First Hawaiian Inc.	55,579	1,613
*	Enstar Group Ltd.	7,705	1,597
^	Colony Credit Real Estate Inc.	76,419	1,584
	WesBanco Inc.	34,743	1,565
	Terreno Realty Corp.	40,603	1,530
	Argo Group International Holdings Ltd.	26,064	1,516
	Invesco Mortgage Capital Inc.	94,826	1,508
	Capitol Federal Financial Inc.	112,970	1,487
	LegacyTexas Financial Group Inc.	38,081	1,486

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Chesapeake Lodging Trust	46,833	1,482
	LTC Properties Inc.	34,329	1,467
	ServisFirst Bancshares Inc.	34,558	1,442
	Horace Mann Educators Corp.	31,970	1,426
	Mack-Cali Realty Corp.	69,682	1,413
*	Pacific Premier Bancorp Inc.	36,295	1,385
	Hilltop Holdings Inc.	62,227	1,373
	Heartland Financial USA Inc.	24,834	1,362
*	PRA Group Inc.	35,240	1,359
	Northwest Bancshares Inc.	77,735	1,352
*	First BanCorp	175,288	1,341
	Provident Financial Services Inc.	48,366	1,332
	Government Properties Income Trust	83,619	1,325
	Berkshire Hills Bancorp Inc.	32,614	1,324
	WSFS Financial Corp.	24,835	1,324
	Virtu Financial Inc. Class A	49,563	1,316
*,^	LendingTree Inc.	6,097	1,304
	Artisan Partners Asset Management Inc. Class A	43,032	1,297
*	HRG Group Inc.	99,067	1,297
	Houlihan Lokey Inc. Class A	25,145	1,288
	Walker & Dunlop Inc.	22,991	1,279
	NBT Bancorp Inc.	33,350	1,272
	Select Income REIT	56,522	1,270
	Four Corners Property Trust Inc.	51,218	1,261
	Agree Realty Corp.	23,856	1,259
	Summit Hotel Properties Inc.	87,582	1,253
	National Storage Affiliates Trust	40,263	1,241
	ProAssurance Corp.	34,832	1,235
	National General Holdings Corp.	46,527	1,225
	Washington Prime Group Inc.	150,999	1,225
	American Assets Trust Inc.	31,375	1,201
	First Commonwealth Financial Corp.	76,642	1,189
	Westamerica Bancorporation	21,007	1,187
*	LendingClub Corp.	313,050	1,186
	AmTrust Financial Services Inc.	80,887	1,179
	Park National Corp.	10,446	1,164
	Waddell & Reed Financial Inc. Class A	64,635	1,161
	Infinity Property & Casualty Corp.	8,149	1,160
	Navigators Group Inc.	20,114	1,146
	Sandy Spring Bancorp Inc.	27,761	1,138
	S&T Bancorp Inc.	26,318	1,138
	Outfront Media Inc.	58,147	1,131
	CareTrust REIT Inc.	67,650	1,129
	First Busey Corp.	35,258	1,118
*	Seacoast Banking Corp. of Florida	35,345	1,116
	Boston Private Financial Holdings Inc.	70,152	1,115
	Ladder Capital Corp. Class A	71,292	1,114
	Seritage Growth Properties Class A	26,117	1,108
	Mercury General Corp.	24,287	1,107
	Brookline Bancorp Inc.	59,390	1,105
	Cadence BanCorp Class A	37,138	1,072
	CYS Investments Inc.	140,134	1,051
	HFF Inc. Class A	30,535	1,049
	NRG Yield Inc.	60,824	1,046
	Employers Holdings Inc.	25,631	1,030
*	Redfin Corp.	44,586	1,029
	Kearny Financial Corp.	76,385	1,027
	OceanFirst Financial Corp.	34,219	1,025
	Tompkins Financial Corp.	11,923	1,024
	Monmouth Real Estate Investment Corp.	61,226	1,012
	State Bank Financial Corp.	30,125	1,006
	First Interstate BancSystem Inc. Class A	23,530	993
	Redwood Trust Inc.	60,089	990
	Independent Bank Group Inc.	14,814	990

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	FGL Holdings	117,356	985
*	Cannae Holdings Inc.	52,566	975
	WisdomTree Investments Inc.	105,983	962
	Southside Bancshares Inc.	28,252	952
	Heritage Financial Corp.	27,216	948
	Piper Jaffray Cos.	12,060	927
	Safety Insurance Group Inc.	10,813	923
	United Fire Group Inc.	16,918	922
	Universal Insurance Holdings Inc.	26,161	918
	Beneficial Bancorp Inc.	55,978	907
*	Third Point Reinsurance Ltd.	72,323	904
	Easterly Government Properties Inc.	45,689	903
	James River Group Holdings Ltd.	22,958	902
	Ramco-Gershenson Properties Trust	67,470	891
	Tier REIT Inc.	36,875	877
	First Bancorp	21,426	877
*	Enova International Inc.	23,871	872
	Lakeland Financial Corp.	18,077	871
	City Holding Co.	11,573	871
	AMERISAFE Inc.	15,036	868
	PennyMac Mortgage Investment Trust	45,405	862
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	43,408	857
	ARMOUR Residential REIT Inc.	37,237	849
	CBL & Associates Properties Inc.	151,761	845
*	CorePoint Lodging Inc.	31,604	819
	MTGE Investment Corp.	41,410	812
	Chatham Lodging Trust	38,227	811
	Kinsale Capital Group Inc.	14,747	809
	PJT Partners Inc.	15,146	809
	American National Insurance Co.	6,750	807
^	Tanger Factory Outlet Centers Inc.	34,263	805
*	NMI Holdings Inc. Class A	49,000	799
*	Flagstar Bancorp Inc.	23,300	798
	Enterprise Financial Services Corp.	14,618	789
	BancFirst Corp.	13,174	780
	Americold Realty Trust	35,412	780
	National Bank Holdings Corp. Class A	20,083	775
	Stewart Information Services Corp.	17,868	770
	Independence Realty Trust Inc.	74,627	769
	Hanmi Financial Corp.	27,058	767
	Franklin Street Properties Corp.	87,651	750
	Getty Realty Corp.	26,617	750
	Banc of California Inc.	38,245	748
	RE/MAX Holdings Inc. Class A	14,222	746
	Cohen & Steers Inc.	17,780	742
	United Financial Bancorp Inc.	42,105	738
	Lakeland Bancorp Inc.	37,132	737
*	Triumph Bancorp Inc.	17,940	731
	Meridian Bancorp Inc.	37,888	726
	Capstead Mortgage Corp.	80,943	724
*	Encore Capital Group Inc.	19,669	720
	Meta Financial Group Inc.	7,376	718
*	Ambac Financial Group Inc.	35,712	709
	Central Pacific Financial Corp.	24,733	709
*	Customers Bancorp Inc.	24,581	698
	Bryn Mawr Bank Corp.	14,925	691
	Carolina Financial Corp.	16,100	691
	Virtus Investment Partners Inc.	5,327	682
	InfraREIT Inc.	30,701	681
	Universal Health Realty Income Trust	10,637	681
	TFS Financial Corp.	43,149	680
*,^	MBIA Inc.	75,067	679
	Hersha Hospitality Trust Class A	30,893	663
	TrustCo Bank Corp. NY	74,419	662

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Preferred Bank	10,676	656
	Ashford Hospitality Trust Inc.	80,755	654
	ConnectOne Bancorp Inc.	25,376	632
	Univest Corp. of Pennsylvania	22,824	628
	Granite Point Mortgage Trust Inc.	34,192	627
	Oritani Financial Corp.	38,618	626
	Washington Trust Bancorp Inc.	10,760	625
	Stock Yards Bancorp Inc.	16,140	616
	Flushing Financial Corp.	23,366	610
	TPG RE Finance Trust Inc.	29,989	609
	Northfield Bancorp Inc.	36,610	608
	Pennsylvania REIT	55,266	607
	Horizon Bancorp Inc.	29,184	604
	Preferred Apartment Communities Inc. Class A	35,510	603
	FBL Financial Group Inc. Class A	7,609	599
	TriCo Bancshares	15,854	594
	Federal Agricultural Mortgage Corp.	6,611	592
*	HomeStreet Inc.	21,948	591
	Investors Real Estate Trust	106,895	591
	Live Oak Bancshares Inc.	19,100	585
	Nelnet Inc. Class A	9,985	583
	Guaranty Bancorp	19,415	579
	Alexander's Inc.	1,506	576
*	Veritex Holdings Inc.	18,329	569
	CoBiz Financial Inc.	26,315	565
*	INTL. FCStone Inc.	10,801	559
	Midland States Bancorp Inc.	16,230	556
	National Western Life Group Inc. Class A	1,804	554
	Investment Technology Group Inc.	26,214	548
	Alexander & Baldwin Inc.	23,291	547
	Armada Hoffler Properties Inc.	36,639	546
	New Senior Investment Group Inc.	71,293	540
	New York Mortgage Trust Inc.	89,300	537
*	TriState Capital Holdings Inc.	20,517	535
	Urstadt Biddle Properties Inc. Class A	23,658	535
*	iStar Inc.	49,500	534
	Community Trust Bancorp Inc.	10,692	534
	Dime Community Bancshares Inc.	27,208	531
*	Marcus & Millichap Inc.	13,545	528
*	St. Joe Co.	29,390	528
	German American Bancorp Inc.	14,598	523
	OFG Bancorp	37,200	523
*	Columbia Financial Inc.	31,000	513
	Colony Capital Inc.	81,857	511
	QCR Holdings Inc.	10,761	511
	FB Financial Corp.	12,398	505
	First Defiance Financial Corp.	7,512	504
	Gladstone Commercial Corp.	26,152	503
	Saul Centers Inc.	9,308	499
	Fidelity Southern Corp.	19,619	499
	UMH Properties Inc.	32,240	495
	CatchMark Timber Trust Inc. Class A	38,845	494
	Bridge Bancorp Inc.	13,751	494
	Great Southern Bancorp Inc.	8,604	492
	Anworth Mortgage Asset Corp.	98,907	492
	First of Long Island Corp.	19,754	491
	Peoples Bancorp Inc.	12,957	490
*	National Commerce Corp.	10,500	486
	Global Net Lease Inc.	23,676	484
	Heritage Commerce Corp.	28,061	477
	Camden National Corp.	10,417	476
*	Willscot Corp.	31,779	470
	Peapack Gladstone Financial Corp.	13,471	466
	Arbor Realty Trust Inc.	44,665	466

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Diamond Hill Investment Group Inc.	2,369	461
	Opus Bank	15,907	457
*	First Foundation Inc.	24,500	454
	Independent Bank Corp.	17,776	453
	Community Healthcare Trust Inc.	15,017	449
	Whitestone REIT	35,845	447
	Blue Hills Bancorp Inc.	20,100	446
	Mercantile Bank Corp.	12,019	444
*	EZCORP Inc. Class A	36,738	443
	Greenhill & Co. Inc.	15,492	440
	Front Yard Residential Corp.	42,182	440
	First Financial Corp.	9,568	434
	Hamilton Lane Inc. Class A	9,011	432
	AG Mortgage Investment Trust Inc.	22,999	432
*	Nationstar Mortgage Holdings Inc.	24,010	421
	NRG Yield Inc. Class A	24,330	415
	Green Bancorp Inc.	19,200	415
	RMR Group Inc. Class A	5,197	408
	BBX Capital Corp. Class A	44,791	404
	Bar Harbor Bankshares	13,189	399
	Orchid Island Capital Inc.	53,052	399
	Westwood Holdings Group Inc.	6,700	399
	Bank of Marin Bancorp	4,892	396
*	Franklin Financial Network Inc.	10,402	391
	United Community Financial Corp.	35,056	385
*	Equity Bancshares Inc. Class A	9,271	385
*	Bancorp Inc.	36,622	383
	Merchants Bancorp	13,358	381
*	World Acceptance Corp.	3,430	381
*	Greenlight Capital Re Ltd. Class A	26,500	376
	CorEnergy Infrastructure Trust Inc.	10,005	376
*	Allegiance Bancshares Inc.	8,582	372
	NexPoint Residential Trust Inc.	13,066	372
	People's Utah Bancorp	10,200	364
	First Community Bancshares Inc.	11,400	363
	First Connecticut Bancorp Inc.	11,769	360
	Waterstone Financial Inc.	20,994	358
	State Auto Financial Corp.	11,941	357
	Western Asset Mortgage Capital Corp.	34,000	354
	KKR Real Estate Finance Trust Inc.	17,639	349
	City Office REIT Inc.	27,188	349
	Jernigan Capital Inc.	18,284	348
*	Ocwen Financial Corp.	87,425	346
	First Mid-Illinois Bancshares Inc.	8,748	344
*	Atlantic Capital Bancshares Inc.	17,426	342
*	FRP Holdings Inc.	5,200	337
	Industrial Logistics Properties Trust	15,047	336
^	Arlington Asset Investment Corp. Class A	32,612	336
*	Nicolet Bankshares Inc.	6,101	336
*	eHealth Inc.	15,200	336
*	HomeTrust Bancshares Inc.	11,780	332
*	PennyMac Financial Services Inc. Class A	16,850	331
	Arrow Financial Corp.	9,062	330
	Braemar Hotels & Resorts Inc.	28,786	329
	Access National Corp.	11,473	328
	Republic Bancorp Inc. Class A	7,126	323
*	Republic First Bancorp Inc.	40,959	322
*	Tejon Ranch Co.	13,227	321
*,^	Cowen Inc. Class A	23,140	320
	Heritage Insurance Holdings Inc.	18,794	313
	CNB Financial Corp.	10,292	309
	Financial Institutions Inc.	9,379	309
*	On Deck Capital Inc.	43,379	304
*	Health Insurance Innovations Inc. Class A	9,300	301

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Farmers National Banc Corp.	18,771	299
	Old Line Bancshares Inc.	8,515	297
	Old Second Bancorp Inc.	20,350	293
	Dynex Capital Inc.	44,789	292
	New York REIT Inc.	15,917	290
	Cambridge Bancorp	3,335	289
^	Farmland Partners Inc.	32,406	285
	One Liberty Properties Inc.	10,728	283
	United Insurance Holdings Corp.	14,407	282
	MidWestOne Financial Group Inc.	8,214	277
*	Spirit MTA REIT	26,912	277
	Home Bancorp Inc.	5,885	274
	Farmers Capital Bank Corp.	5,208	271
	HCI Group Inc.	6,500	270
*	Byline Bancorp Inc.	11,963	267
	PCSB Financial Corp.	13,317	265
	Ladenburg Thalmann Financial Services Inc.	76,233	259
*	WMIH Corp.	190,248	255
	Farmers & Merchants Bancorp Inc.	6,274	253
	1st Source Corp.	4,715	252
*	FedNat Holding Co.	10,850	250
*,^	Citizens Inc. Class A	31,923	249
	MedEquities Realty Trust Inc.	22,493	248
	Enterprise Bancorp Inc.	6,109	247
	Sierra Bancorp	8,614	243
	Southern National Bancorp of Virginia Inc.	13,497	241
	Innovative Industrial Properties Inc.	6,535	239
	RBB Bancorp	7,448	239
	First Bancshares Inc.	6,608	238
	Charter Financial Corp.	9,767	236
	Ares Commercial Real Estate Corp.	16,973	234
*	Regional Management Corp.	6,686	234
	West Bancorporation Inc.	9,152	230
*	Howard Bancorp Inc.	12,771	230
	PICO Holdings Inc.	19,680	229
	Global Indemnity Ltd.	5,837	228
*	SmartFinancial Inc.	8,769	226
	CBTX Inc.	6,784	224
*	Altisource Portfolio Solutions SA	7,676	224
	Marlin Business Services Corp.	7,477	223
	First Internet Bancorp	6,535	223
	Newmark Group Inc. Class A	15,292	218
	Citizens & Northern Corp.	8,329	215
	Hingham Institution for Savings	969	213
	Cherry Hill Mortgage Investment Corp.	11,880	212
	First Bancorp Inc.	7,436	210
*	AV Homes Inc.	9,728	208
	Exantas Capital Corp.	20,024	204
*	Southern First Bancshares Inc.	4,576	202
	Guaranty Bancshares Inc.	6,100	201
	Codorus Valley Bancorp Inc.	6,523	200
	Maiden Holdings Ltd.	25,737	199
	Central Valley Community Bancorp	9,417	199
	Southern Missouri Bancorp Inc.	5,094	199
	Peoples Financial Services Corp.	4,169	196
	BankFinancial Corp.	11,093	196
	National Bankshares Inc.	4,123	191
*	Safeguard Scientifics Inc.	14,804	189
*	Goosehead Insurance Inc. Class A	7,546	188
	Oppenheimer Holdings Inc. Class A	6,700	188
	Bluerock Residential Growth REIT Inc. Class A	21,010	187
	Ames National Corp.	6,054	187
	American National Bankshares Inc.	4,639	186
*	Metropolitan Bank Holding Corp.	3,526	185

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Sutherland Asset Management Corp.	11,260	183
	GAIN Capital Holdings Inc.	23,880	180
	Consolidated-Tomoka Land Co.	2,900	178
*	HarborOne Bancorp Inc.	9,300	176
*	Curo Group Holdings Corp.	7,035	176
*	MoneyGram International Inc.	26,160	175
	Northrim BanCorp Inc.	4,388	174
	Reliant Bancorp Inc.	6,171	173
	Investar Holding Corp.	6,192	171
*	BSB Bancorp Inc.	4,902	169
	Summit Financial Group Inc.	6,281	169
	Macatawa Bank Corp.	13,835	168
	EMC Insurance Group Inc.	6,002	167
	Western New England Bancorp Inc.	15,057	166
	First Bank	11,903	165
	Investors Title Co.	878	162
	ACNB Corp.	4,702	160
	Civista Bancshares Inc.	6,500	158
	MBT Financial Corp.	14,741	157
	LCNB Corp.	7,924	156
*	Forestar Group Inc.	7,424	154
*	Elevate Credit Inc.	18,131	153
	BCB Bancorp Inc.	10,100	151
	Capital City Bank Group Inc.	6,408	151
	First Financial Northwest Inc.	7,735	151
	Premier Financial Bancorp Inc.	8,002	149
	Century Bancorp Inc. Class A	1,927	147
	Ellington Residential Mortgage REIT	13,368	146
	Territorial Bancorp Inc.	4,593	142
	Sterling Bancorp Inc.	10,590	141
	MutualFirst Financial Inc.	3,568	135
	Middlefield Banc Corp.	2,583	131
	Chemung Financial Corp.	2,585	130
	Global Medical REIT Inc.	14,476	128
	Riverview Bancorp Inc.	15,015	127
	Baldwin & Lyons Inc.	5,173	126
	SB One Bancorp	4,240	126
	Pzena Investment Management Inc. Class A	13,626	125
*	Victory Capital Holdings Inc. Class A	11,850	125
	Norwood Financial Corp.	3,480	125
*	Entegra Financial Corp.	4,216	124
	First Community Corp.	4,889	123
*	First Northwest Bancorp	7,652	122
*	Hallmark Financial Services Inc.	12,230	122
	Clipper Realty Inc.	14,240	122
	MidSouth Bancorp Inc.	9,161	121
	Northeast Bancorp	5,551	121
	Shore Bancshares Inc.	6,328	120
*	Bank of Princeton	3,594	120
	Timberland Bancorp Inc.	3,183	119
	Kingstone Cos. Inc.	6,913	117
	Mackinac Financial Corp.	6,966	115
	Orrstown Financial Services Inc.	4,420	115
	Bank of Commerce Holdings	8,999	115
	FNB Bancorp	3,115	114
	First Business Financial Services Inc.	4,375	114
	Reis Inc.	5,175	113
	Penns Woods Bancorp Inc.	2,515	113
	Evans Bancorp Inc.	2,410	111
	Parke Bancorp Inc.	4,687	111
	Tiptree Inc.	16,184	110
	Community Financial Corp.	3,100	110
	County Bancorp Inc.	3,986	110
	DNB Financial Corp.	3,057	107

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Business First Bancshares Inc.	4,030	106
	Hunt Cos. Finance Trust Inc.	30,880	105
	First Guaranty Bancshares Inc.	4,010	104
	Associated Capital Group Inc. Class A	2,701	103
	Prudential Bancorp Inc.	5,233	101
	Ohio Valley Banc Corp.	1,918	101
	Great Ajax Corp.	7,639	100
	C&F Financial Corp.	1,595	100
*	Community Bankers Trust Corp.	11,000	98
*	Esquire Financial Holdings Inc.	3,700	98
*	Capstar Financial Holdings Inc.	5,200	96
	First United Corp.	4,668	95
	ESSA Bancorp Inc.	5,882	93
	CB Financial Services Inc.	2,702	93
	FS Bancorp Inc.	1,463	93
	Bluegreen Vacations Corp.	3,855	92
*	Liberty Broadband Corp. Class A	1,196	90
	Bankwell Financial Group Inc.	2,811	90
	SB Financial Group Inc.	4,445	90
*	NI Holdings Inc.	5,238	89
	Union Bankshares Inc.	1,708	89
*	Baycom Corp.	3,580	89
*	Trinity Place Holdings Inc.	13,144	86
	First US Bancshares Inc.	7,300	85
*	Select Bancorp Inc.	6,140	83
	Safety Income & Growth Inc.	4,256	81
	SI Financial Group Inc.	5,345	79
*	Essential Properties Realty Trust Inc.	5,820	79
	MVB Financial Corp.	4,200	76
	1st Constitution Bancorp	3,305	76
*	Pacific Mercantile Bancorp	7,651	75
*	Atlas Financial Holdings Inc.	8,360	73
	Owens Realty Mortgage Inc.	4,339	72
	Sotherly Hotels Inc.	10,264	72
	Independence Holding Co.	2,113	70
*	Rafael Holdings Inc. Class B	7,573	70
*	Maui Land & Pineapple Co. Inc.	6,199	69
*	Stratus Properties Inc.	2,253	69
	Griffin Industrial Realty Inc.	1,544	68
	Gladstone Land Corp.	5,212	66
	Manning & Napier Inc.	21,069	65
	GAMCO Investors Inc. Class A	2,364	63
	Peoples Bancorp of North Carolina Inc.	1,952	63
	Donegal Group Inc. Class A	4,434	60
*	Impac Mortgage Holdings Inc.	6,308	60
	United Community Bancorp	2,200	60
	Old Point Financial Corp.	2,064	60
	Unity Bancorp Inc.	2,500	57
*	Malvern Bancorp Inc.	2,284	56
	Cedar Realty Trust Inc.	11,706	55
*,^	Aspen Group Inc.	7,360	55
	Wheeler REIT Inc.	13,185	53
	First Savings Financial Group Inc.	713	52
	American River Bankshares	3,207	51
	Federal Agricultural Mortgage Corp. Class A	619	51
*	Consumer Portfolio Services Inc.	12,245	50
	Two River Bancorp	2,563	49
*	Provident Bancorp Inc.	1,863	49
	Luther Burbank Corp.	4,200	48
	BRT Apartments Corp.	3,573	46
	Silvercrest Asset Management Group Inc. Class A	2,717	44
*	Ashford Inc.	669	43
*,^†	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Altisource Asset Management Corp.	600	42

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Hennessy Advisors Inc.	2,250	39
*,^	ITUS Corp.	12,776	39
	Blue Capital Reinsurance Holdings Ltd.	3,491	39
	AmeriServ Financial Inc.	8,874	36
	Plumas Bancorp	1,247	35
	Medley Management Inc. Class A	8,618	31
*	Performant Financial Corp.	13,653	29
	United Security Bancshares	2,506	28
	Kite Realty Group Trust	1,615	28
	Severn Bancorp Inc.	2,913	25
	Greene County Bancorp Inc.	709	24
*	PDL Community Bancorp	1,332	21
*	Jason Industries Inc.	8,808	20
*	Tremont Mortgage Trust	1,498	20
	PB Bancorp Inc.	1,683	19
	Citizens First Corp.	700	19
*	Transcontinental Realty Investors Inc.	550	18
	Eagle Bancorp Montana Inc.	860	17
	Sachem Capital Corp.	3,625	15
*,^	Riot Blockchain Inc.	2,340	15
*	1347 Property Insurance Holdings Inc.	1,800	13
*	Bridgewater Bancshares Inc.	905	12
	Oxbridge Re Holdings Ltd.	5,835	10
	HV Bancorp Inc.	639	10
*	Coastway Bancorp Inc.	322	9
	Sound Financial Bancorp Inc.	198	8
^	CPI Card Group Inc.	3,392	7
	WVS Financial Corp.	400	7
*	Intersections Inc.	2,900	6
	US Global Investors Inc. Class A	3,617	6
*	Security National Financial Corp. Class A	1,063	6
*	Community First Bancshares Inc.	411	5
	Summit State Bank	290	4
	Bancorp 34 Inc.	186	3
	Bank of South Carolina Corp.	136	3
	Provident Financial Holdings Inc.	137	3
*	Limestone Bancorp Inc.	153	2
*,^	IZEA Inc.	2,433	2
	Ottawa Bancorp Inc.	140	2
	Bank of the James Financial Group Inc.	109	2
	Asta Funding Inc.	519	2
*	Ditech Holding Corp.	300	2
*	Nicholas Financial Inc.	135	1
*†	Ambit Biosciences Corp. CVR	1,900	1
*	National Holdings Corp.	200	1
*	Conifer Holdings Inc.	100	1
*	Central Federal Corp.	200	—
*†	Ditech Holding Corp Warrants Exp. 01/31/2028	2,531	—
*†	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	2,008	—
			4,468,597
Health Care (7.6%)
	Johnson & Johnson	2,164,076	262,589
	UnitedHealth Group Inc.	772,649	189,562
	Pfizer Inc.	4,718,193	171,176
	Merck & Co. Inc.	2,173,667	131,942
	AbbVie Inc.	1,221,180	113,142
	Amgen Inc.	534,606	98,683
	Medtronic plc	1,092,566	93,535
	Abbott Laboratories	1,412,100	86,124
	Gilead Sciences Inc.	1,050,838	74,441
	Bristol-Myers Squibb Co.	1,324,211	73,282
	Eli Lilly & Co.	795,508	67,881
	Thermo Fisher Scientific Inc.	322,795	66,864
	Becton Dickinson and Co.	216,093	51,767

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Biogen Inc.	170,431	49,466
	Anthem Inc.	205,678	48,958
	Aetna Inc.	260,516	47,805
*	Celgene Corp.	586,110	46,549
*	Intuitive Surgical Inc.	91,428	43,746
	Allergan plc	245,252	40,888
	Stryker Corp.	241,668	40,808
*	Boston Scientific Corp.	1,116,753	36,518
*	Express Scripts Holding Co.	453,329	35,002
*	Vertex Pharmaceuticals Inc.	205,920	34,998
	Cigna Corp.	196,489	33,393
	Zoetis Inc.	391,690	33,368
*	Illumina Inc.	118,354	33,055
	Humana Inc.	110,955	33,024
	Baxter International Inc.	412,727	30,476
*	Edwards Lifesciences Corp.	170,476	24,816
	HCA Healthcare Inc.	225,937	23,181
*	Regeneron Pharmaceuticals Inc.	64,272	22,173
*	Alexion Pharmaceuticals Inc.	170,807	21,206
*	Align Technology Inc.	61,482	21,035
*	Centene Corp.	157,288	19,379
	Zimmer Biomet Holdings Inc.	164,999	18,387
*	IDEXX Laboratories Inc.	70,230	15,306
*	Laboratory Corp. of America Holdings	82,399	14,793
*	Mylan NV	397,560	14,368
*	IQVIA Holdings Inc.	139,211	13,896
*	ABIOMED Inc.	33,797	13,825
*	BioMarin Pharmaceutical Inc.	142,795	13,451
	Quest Diagnostics Inc.	110,130	12,108
	ResMed Inc.	115,199	11,932
*	Waters Corp.	60,292	11,672
	Teleflex Inc.	36,825	9,877
*	Incyte Corp.	146,347	9,805
	Cooper Cos. Inc.	39,894	9,393
*	Henry Schein Inc.	125,155	9,091
*	WellCare Health Plans Inc.	36,190	8,911
*	Hologic Inc.	222,175	8,831
*	Varian Medical Systems Inc.	74,311	8,451
	Dentsply Sirona Inc.	185,179	8,105
*	Jazz Pharmaceuticals plc	46,399	7,995
	Universal Health Services Inc. Class B	70,592	7,867
	Perrigo Co. plc	101,967	7,434
*	DaVita Inc.	105,709	7,340
*	Alnylam Pharmaceuticals Inc.	73,071	7,197
	STERIS plc	67,947	7,135
*	Neurocrine Biosciences Inc.	72,412	7,114
*	Nektar Therapeutics Class A	138,794	6,777
*	Sarepta Therapeutics Inc.	49,866	6,591
*	DexCom Inc.	67,878	6,447
*	Bluebird Bio Inc.	40,695	6,387
	West Pharmaceutical Services Inc.	59,710	5,929
*	Exact Sciences Corp.	98,072	5,864
*	Sage Therapeutics Inc.	35,378	5,538
*	Seattle Genetics Inc.	83,406	5,537
*	Alkermes plc	125,777	5,177
*	Exelixis Inc.	240,426	5,174
	Encompass Health Corp.	74,987	5,078
*	Bio-Rad Laboratories Inc. Class A	17,012	4,909
	Hill-Rom Holdings Inc.	53,710	4,691
*	Catalent Inc.	109,507	4,587
	Bio-Techne Corp.	29,914	4,426
*	Molina Healthcare Inc.	45,020	4,409
*	Envision Healthcare Corp.	98,794	4,348
*	Charles River Laboratories International Inc.	38,527	4,325

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Ionis Pharmaceuticals Inc.	101,294	4,221
*	Insulet Corp.	46,880	4,018
*	PRA Health Sciences Inc.	41,469	3,872
*	Integra LifeSciences Holdings Corp.	59,927	3,860
*	FibroGen Inc.	60,705	3,800
*	United Therapeutics Corp.	33,302	3,768
*	Haemonetics Corp.	41,416	3,714
*	Masimo Corp.	37,785	3,690
*	ICU Medical Inc.	12,156	3,570
*	Loxo Oncology Inc.	20,507	3,558
*	Penumbra Inc.	24,820	3,429
*	Agios Pharmaceuticals Inc.	39,579	3,334
*	Ligand Pharmaceuticals Inc.	16,083	3,332
*	MEDNAX Inc.	73,067	3,162
*	Neogen Corp.	39,258	3,148
*	Globus Medical Inc.	58,919	2,973
*	Syneos Health Inc.	63,320	2,970
*	Ultragenyx Pharmaceutical Inc.	38,044	2,924
*	Array BioPharma Inc.	172,521	2,895
*	Immunomedics Inc.	122,137	2,891
	Cantel Medical Corp.	28,951	2,848
*	Acadia Healthcare Co. Inc.	67,828	2,775
*	Tenet Healthcare Corp.	82,473	2,769
*	Inogen Inc.	13,735	2,559
	Healthcare Services Group Inc.	58,625	2,532
*	Teladoc Inc.	43,373	2,518
*	Supernus Pharmaceuticals Inc.	40,674	2,434
	Bruker Corp.	81,884	2,378
*	Amicus Therapeutics Inc.	149,950	2,342
*	Horizon Pharma plc	135,923	2,251
*	Wright Medical Group NV	85,663	2,224
*	Aerie Pharmaceuticals Inc.	32,682	2,208
*	Heron Therapeutics Inc.	55,837	2,169
*	LHC Group Inc.	25,286	2,164
*	NuVasive Inc.	41,487	2,162
*	Halyard Health Inc.	37,680	2,157
*	Blueprint Medicines Corp.	33,557	2,130
*	Ironwood Pharmaceuticals Inc. Class A	110,519	2,113
*	Spark Therapeutics Inc.	25,493	2,110
*	Myriad Genetics Inc.	56,275	2,103
*	Medicines Co.	55,171	2,025
*	Portola Pharmaceuticals Inc.	53,500	2,021
*	Merit Medical Systems Inc.	39,276	2,011
*	Amedisys Inc.	23,114	1,975
*	Magellan Health Inc.	20,005	1,919
*	Madrigal Pharmaceuticals Inc.	6,820	1,907
*	Clovis Oncology Inc.	40,913	1,860
*	Nevro Corp.	22,240	1,776
*	Prestige Brands Holdings Inc.	45,186	1,734
*	Novocure Ltd.	54,425	1,704
*	Arena Pharmaceuticals Inc.	39,035	1,702
*	Global Blood Therapeutics Inc.	37,475	1,694
*	Emergent BioSolutions Inc.	33,458	1,689
*	Quidel Corp.	25,236	1,678
*	Halozyme Therapeutics Inc.	98,918	1,669
*	REGENXBIO Inc.	22,736	1,631
*	Foundation Medicine Inc.	11,873	1,623
*	Endo International plc	168,250	1,587
*	Omnicell Inc.	30,088	1,578
	Patterson Cos. Inc.	69,203	1,569
*,^	Intercept Pharmaceuticals Inc.	18,345	1,539
*	Puma Biotechnology Inc.	26,019	1,539
*	Spectrum Pharmaceuticals Inc.	72,840	1,527
*	Acceleron Pharma Inc.	31,248	1,516

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	NxStage Medical Inc.	54,072	1,509
*	Insmed Inc.	63,257	1,496
*	LifePoint Health Inc.	30,653	1,496
*	Repligen Corp.	31,392	1,477
	CONMED Corp.	20,109	1,472
*	Select Medical Holdings Corp.	80,870	1,468
*	HMS Holdings Corp.	66,759	1,443
	Abaxis Inc.	17,383	1,443
*	Brookdale Senior Living Inc.	156,202	1,420
*	TESARO Inc.	31,648	1,407
*	Amneal Pharmaceuticals Inc.	85,020	1,395
	Ensign Group Inc.	38,640	1,384
*	Xencor Inc.	37,002	1,369
*	MyoKardia Inc.	27,324	1,357
*	Enanta Pharmaceuticals Inc.	11,689	1,355
*	AxoGen Inc.	26,054	1,309
*	Corcept Therapeutics Inc.	83,108	1,306
*,^	Mallinckrodt plc	69,800	1,302
*,^	OPKO Health Inc.	274,528	1,290
*,^	ACADIA Pharmaceuticals Inc.	80,978	1,237
*	Editas Medicine Inc.	34,353	1,231
*	Momenta Pharmaceuticals Inc.	58,148	1,189
*	PTC Therapeutics Inc.	35,100	1,184
*	Zogenix Inc.	26,727	1,181
*	BioTelemetry Inc.	26,156	1,177
*	iRhythm Technologies Inc.	14,311	1,161
*	ImmunoGen Inc.	118,610	1,154
*	Sangamo Therapeutics Inc.	80,915	1,149
*	Mirati Therapeutics Inc.	23,136	1,141
*	Acorda Therapeutics Inc.	39,452	1,132
*	Varex Imaging Corp.	30,413	1,128
*	Tivity Health Inc.	31,849	1,121
*	Glaukos Corp.	26,001	1,057
*	Pacira Pharmaceuticals Inc.	32,203	1,032
	Luminex Corp.	32,917	972
*	Atara Biotherapeutics Inc.	26,172	962
*	Radius Health Inc.	32,422	955
*	AnaptysBio Inc.	13,009	924
*	Retrophin Inc.	33,350	909
*	Natus Medical Inc.	26,331	908
	US Physical Therapy Inc.	9,358	898
	Owens & Minor Inc.	53,500	894
*	Intersect ENT Inc.	23,695	887
*,^	TherapeuticsMD Inc.	140,708	878
*	Aimmune Therapeutics Inc.	32,293	868
*	Arrowhead Pharmaceuticals Inc.	62,819	854
*	Audentes Therapeutics Inc.	22,235	850
*	Orthofix International NV	14,470	822
*	Cardiovascular Systems Inc.	25,017	809
*,^	Intrexon Corp.	56,972	794
*	Innoviva Inc.	57,485	793
*	Iovance Biotherapeutics Inc.	61,911	792
*	Genomic Health Inc.	15,579	785
*	Dynavax Technologies Corp.	50,793	775
*	Karyopharm Therapeutics Inc.	45,455	772
*	K2M Group Holdings Inc.	34,197	769
*	Akorn Inc.	46,327	769
*	Theravance Biopharma Inc.	33,821	767
*	Tandem Diabetes Care Inc.	34,740	765
*	Revance Therapeutics Inc.	27,700	760
*	OraSure Technologies Inc.	45,806	754
*	Alder Biopharmaceuticals Inc.	47,094	744
*	NeoGenomics Inc.	56,560	741
*	Vanda Pharmaceuticals Inc.	38,854	740

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	G1 Therapeutics Inc.	16,973	738
*	Eagle Pharmaceuticals Inc.	9,680	732
*	AtriCure Inc.	26,967	729
*	CryoLife Inc.	25,516	711
*	STAAR Surgical Co.	22,515	698
*	Cerus Corp.	101,620	678
*	Triple-S Management Corp. Class B	17,253	674
*,^	Omeros Corp.	37,131	674
*	CytomX Therapeutics Inc.	29,422	673
*	Endocyte Inc.	47,969	662
*,^	Flexion Therapeutics Inc.	25,600	662
*,^	Esperion Therapeutics Inc.	16,855	661
	Atrion Corp.	1,099	659
*	Tactile Systems Technology Inc.	12,615	656
*	AngioDynamics Inc.	28,989	645
*	Kindred Healthcare Inc.	70,413	634
*	TG Therapeutics Inc.	48,139	633
*	Intra-Cellular Therapies Inc.	35,643	630
*,^	Intellia Therapeutics Inc.	22,761	623
*	Cymabay Therapeutics Inc.	46,168	620
*	MacroGenics Inc.	29,933	618
*	Heska Corp.	5,700	592
*	Rhythm Pharmaceuticals Inc.	18,756	586
*	Surmodics Inc.	10,580	584
*	Epizyme Inc.	42,455	575
*	R1 RCM Inc.	65,757	571
*,^	Accelerate Diagnostics Inc.	25,370	566
*	Coherus Biosciences Inc.	40,187	563
	Meridian Bioscience Inc.	34,640	551
*	Athenex Inc.	29,475	550
*	Collegium Pharmaceutical Inc.	22,999	549
*,^	MiMedx Group Inc.	85,465	546
	National HealthCare Corp.	7,671	540
	HealthStream Inc.	19,723	539
*	Denali Therapeutics Inc.	35,157	536
*	Assembly Biosciences Inc.	13,600	533
*	AMAG Pharmaceuticals Inc.	26,533	517
*	Amphastar Pharmaceuticals Inc.	33,036	504
*	Medpace Holdings Inc.	11,523	495
*	BioCryst Pharmaceuticals Inc.	85,748	491
*,^	La Jolla Pharmaceutical Co.	16,830	491
*	Aclaris Therapeutics Inc.	24,072	481
	Invacare Corp.	25,671	477
*	Deciphera Pharmaceuticals Inc.	11,881	468
*	Kura Oncology Inc.	25,522	464
*	RadNet Inc.	30,936	464
*	ANI Pharmaceuticals Inc.	6,769	452
*	Apellis Pharmaceuticals Inc.	20,521	451
*	Progenics Pharmaceuticals Inc.	55,634	447
*,^	Geron Corp.	129,700	445
*,^	Adamas Pharmaceuticals Inc.	17,193	444
*	Natera Inc.	23,397	440
*	Lantheus Holdings Inc.	29,788	433
*	GlycoMimetics Inc.	26,582	429
	LeMaitre Vascular Inc.	12,800	429
*,^	Reata Pharmaceuticals Inc. Class A	12,144	425
*	Cutera Inc.	10,475	422
*,^	Lexicon Pharmaceuticals Inc.	34,896	419
*	Five Prime Therapeutics Inc.	26,061	412
*	Optinose Inc.	14,698	411
*	CorVel Corp.	7,554	408
*	Novavax Inc.	304,304	408
*	Anika Therapeutics Inc.	12,476	399
*	Cara Therapeutics Inc.	20,754	397

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Sorrento Therapeutics Inc.	54,692	394
*	Lannett Co. Inc.	28,682	390
*	Akebia Therapeutics Inc.	38,709	386
*,^	Abeona Therapeutics Inc.	24,068	385
*	ArQule Inc.	69,376	384
*	Endologix Inc.	67,534	382
*	Fate Therapeutics Inc.	33,500	380
*	Rigel Pharmaceuticals Inc.	132,961	376
*	Senseonics Holdings Inc.	88,718	365
*	Addus HomeCare Corp.	6,320	362
*	Dicerna Pharmaceuticals Inc.	29,520	362
*	Pacific Biosciences of California Inc.	101,300	360
*	Voyager Therapeutics Inc.	18,400	360
*	Viking Therapeutics Inc.	37,800	359
*,^	Rocket Pharmaceuticals Inc.	18,025	354
*	BioScrip Inc.	119,194	349
*	ChemoCentryx Inc.	26,403	348
*,^	Synergy Pharmaceuticals Inc.	199,483	347
*	Sientra Inc.	17,600	343
*	Verastem Inc.	49,489	340
*,^	ZIOPHARM Oncology Inc.	109,558	331
*	Community Health Systems Inc.	99,487	330
*	Achillion Pharmaceuticals Inc.	115,003	325
*	Invitae Corp.	44,193	325
*	Stemline Therapeutics Inc.	19,874	319
*	Vericel Corp.	32,431	315
*	Cytokinetics Inc.	37,605	312
*	Depomed Inc.	46,470	310
*,^	Dova Pharmaceuticals Inc.	10,325	309
*	PDL BioPharma Inc.	128,200	300
*,^	Akcea Therapeutics Inc.	12,636	300
*	Dermira Inc.	32,250	297
*	Inovio Pharmaceuticals Inc.	75,464	296
*	GenMark Diagnostics Inc.	45,627	291
*	Kadmon Holdings Inc.	72,912	291
*	Accuray Inc.	69,449	285
*	Antares Pharma Inc.	109,944	284
*,^	Keryx Biopharmaceuticals Inc.	75,239	283
*	Paratek Pharmaceuticals Inc.	27,654	282
*	Aduro Biotech Inc.	37,887	265
*	Concert Pharmaceuticals Inc.	15,700	264
*	Solid Biosciences Inc.	7,341	262
	Utah Medical Products Inc.	2,346	258
*	NanoString Technologies Inc.	18,834	258
*,^	CASI Pharmaceuticals Inc.	31,240	257
*	CareDx Inc.	20,868	255
*,^	Achaogen Inc.	29,440	255
*	Kindred Biosciences Inc.	23,822	254
*	Zafgen Inc.	24,342	249
*	Surgery Partners Inc.	16,097	240
*,^	PetIQ Inc.	8,917	240
*	RTI Surgical Inc.	51,928	239
*	Capital Senior Living Corp.	21,882	233
*	Minerva Neurosciences Inc.	27,957	231
*,^	ViewRay Inc.	33,081	229
*	Bellicum Pharmaceuticals Inc.	30,443	225
*	Catalyst Pharmaceuticals Inc.	70,677	221
*,^	MannKind Corp.	114,150	217
*	Sienna Biopharmaceuticals Inc.	14,272	217
*	Clearside Biomedical Inc.	20,273	217
*	Civitas Solutions Inc.	13,067	214
*	Marinus Pharmaceuticals Inc.	29,900	211
*	CytoSorbents Corp.	18,381	210
*	CTI BioPharma Corp.	41,996	209

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Corbus Pharmaceuticals Holdings Inc.	41,292	209
*	Durect Corp.	133,607	208
*	MediciNova Inc.	26,064	207
*	Chimerix Inc.	42,146	201
*	Syros Pharmaceuticals Inc.	19,540	200
*,^	Apollo Medical Holdings Inc.	7,680	199
*	Adverum Biotechnologies Inc.	37,249	197
*	Enzo Biochem Inc.	37,579	195
*	Athersys Inc.	98,919	195
*,^	Rockwell Medical Inc.	39,196	193
*,^	AVEO Pharmaceuticals Inc.	84,882	192
*	BioTime Inc.	91,244	188
*	Idera Pharmaceuticals Inc.	141,836	187
*	SIGA Technologies Inc.	31,384	186
*	Inspire Medical Systems Inc.	5,182	185
*	T2 Biosystems Inc.	23,809	184
*	Savara Inc.	16,153	183
*	Tetraphase Pharmaceuticals Inc.	50,400	180
*	Unum Therapeutics Inc.	12,302	177
*	Veracyte Inc.	18,784	175
*	Immune Design Corp.	38,132	173
*	Avid Bioservices Inc.	44,130	173
*	Cue Biopharma Inc.	14,585	173
*	Corium International Inc.	21,164	170
*	Agenus Inc.	73,900	168
*	Tocagen Inc.	17,900	167
*	OrthoPediatrics Corp.	6,245	166
*	Ocular Therapeutix Inc.	24,016	162
*	Selecta Biosciences Inc.	12,213	162
*	Aratana Therapeutics Inc.	37,400	159
*	Homology Medicines Inc.	7,570	154
*	Ra Pharmaceuticals Inc.	15,032	150
*	Mersana Therapeutics Inc.	8,270	148
*	BioSpecifics Technologies Corp.	3,285	147
*,^	Vital Therapies Inc.	21,363	146
*,^	AcelRx Pharmaceuticals Inc.	43,056	145
*	American Renal Associates Holdings Inc.	9,200	145
*,^	Insys Therapeutics Inc.	19,792	143
*	Seres Therapeutics Inc.	16,445	141
*,^	Neos Therapeutics Inc.	22,224	139
*,^	Teligent Inc.	40,045	139
*	Aldeyra Therapeutics Inc.	17,399	138
*	Corvus Pharmaceuticals Inc.	12,400	136
*	Ardelyx Inc.	36,429	135
*	Eloxx Pharmaceuticals Inc.	7,895	135
*,^	Galectin Therapeutics Inc.	21,181	135
*	Calithera Biosciences Inc.	26,800	134
*	Palatin Technologies Inc.	137,369	133
*	GTx Inc.	8,640	132
*	FONAR Corp.	4,900	130
*	Kala Pharmaceuticals Inc.	9,290	128
*	Cohbar Inc.	19,325	127
*	Syndax Pharmaceuticals Inc.	18,013	126
*	Aeglea BioTherapeutics Inc.	11,915	126
*	Fluidigm Corp.	21,148	126
*	MEI Pharma Inc.	31,611	125
*	AAC Holdings Inc.	13,000	122
*	Otonomy Inc.	31,615	122
*	NewLink Genetics Corp.	25,250	120
*	Pfenex Inc.	22,087	119
*,^	Evolus Inc.	4,233	118
*	Synlogic Inc.	11,983	118
*	Quorum Health Corp.	23,000	115
*,^	Ampio Pharmaceuticals Inc.	52,197	115

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Miragen Therapeutics Inc.	17,654	113
*,^	Zynerba Pharmaceuticals Inc.	11,600	113
*	Harvard Bioscience Inc.	21,092	113
*,^	Organovo Holdings Inc.	80,524	113
*	Helius Medical Technologies Inc. Class A	11,798	112
*	Eiger BioPharmaceuticals Inc.	8,901	109
*	Chembio Diagnostics Inc.	9,639	107
*	Celcuity Inc.	4,215	105
*,^	BioDelivery Sciences International Inc.	35,444	105
*	Infinity Pharmaceuticals Inc.	54,650	104
*,^	Adamis Pharmaceuticals Corp.	32,500	104
*,^	Fortress Biotech Inc.	34,496	103
*,^	Tyme Technologies Inc.	32,398	102
*	ADMA Biologics Inc.	22,483	101
*,^	XBiotech Inc.	22,400	100
*	Anavex Life Sciences Corp.	38,200	100
*	Calyxt Inc.	5,335	100
*,^	Jounce Therapeutics Inc.	12,891	99
*	XOMA Corp.	4,700	98
*	Invuity Inc.	25,100	98
*	Odonate Therapeutics Inc.	4,421	98
*	Catalyst Biosciences Inc.	8,336	97
*	Trevena Inc.	65,115	94
*,^	Amyris Inc.	14,445	92
*	Conatus Pharmaceuticals Inc.	21,492	92
*	Protagonist Therapeutics Inc.	13,350	90
*	Bovie Medical Corp.	20,173	88
*	Genesis Healthcare Inc.	38,029	87
*	Cidara Therapeutics Inc.	16,700	87
*†	Herbalife Ltd. CVR	8,750	85
*,^	Arcus Biosciences Inc.	6,761	83
*,^	Ekso Bionics Holdings Inc.	45,728	82
*	Mustang Bio Inc.	11,855	82
*	SCYNEXIS Inc.	49,065	80
*	Juniper Pharmaceuticals Inc.	9,069	79
*	KemPharm Inc.	12,000	78
*	Sesen Bio Inc.	39,928	78
*	Conformis Inc.	62,180	78
*	Aptevo Therapeutics Inc.	15,451	77
*	NantKwest Inc.	25,091	77
*	Novan Inc.	25,741	76
*	Versartis Inc.	37,233	75
*	Cocrystal Pharma Inc.	20,600	75
*	SeaSpine Holdings Corp.	5,954	75
*	VIVUS Inc.	106,030	75
*	Ophthotech Corp.	26,911	73
*,^	HTG Molecular Diagnostics Inc.	22,384	73
*	Advaxis Inc.	50,200	73
*	Zosano Pharma Corp.	17,686	72
*	Nobilis Health Corp.	59,362	71
*	Sophiris Bio Inc.	25,141	71
*,^	TapImmune Inc.	7,309	69
*,^	Corindus Vascular Robotics Inc.	80,300	66
*	Gemphire Therapeutics Inc.	6,501	66
*	BrainStorm Cell Therapeutics Inc.	16,566	65
*,^	Pulse Biosciences Inc.	4,200	64
	Merrimack Pharmaceuticals Inc.	12,615	62
*	Krystal Biotech Inc.	4,152	62
*	resTORbio Inc.	6,525	60
*	Ovid therapeutics Inc.	7,558	59
	Tricida Inc.	1,933	58
*	ContraFect Corp.	26,048	58
*	Recro Pharma Inc.	11,400	57
*	EyePoint Pharmaceuticals Inc.	27,166	57

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	OncoSec Medical Inc.	40,838	56
*	Allena Pharmaceuticals Inc.	4,314	56
*	Cumberland Pharmaceuticals Inc.	9,063	56
*	Spring Bank Pharmaceuticals Inc.	4,652	55
	Psychemedics Corp.	2,755	53
*	Proteostasis Therapeutics Inc.	18,108	51
*	Kiniksa Pharmaceuticals Ltd. Class A	2,900	50
*	Catabasis Pharmaceuticals Inc.	51,500	49
*,^	Heat Biologics Inc.	22,756	49
*,^	BioPharmX Corp.	217,915	48
*	Sunesis Pharmaceuticals Inc.	22,341	47
*	Molecular Templates Inc.	8,926	47
*	Regulus Therapeutics Inc.	68,355	45
*,^	Celsion Corp.	14,271	42
*	Xtant Medical Holdings Inc.	7,462	41
*	Curis Inc.	22,629	39
*	Joint Corp.	4,745	39
*	OncoMed Pharmaceuticals Inc.	16,658	38
*	Axsome Therapeutics Inc.	11,687	37
*	Checkpoint Therapeutics Inc.	11,968	36
*	Misonix Inc.	2,819	35
*	Catasys Inc.	4,945	33
	Digirad Corp.	21,040	33
*,^	Asterias Biotherapeutics Inc. Class A	23,891	32
*	Aptinyx Inc.	1,218	29
*,^	UNITY Biotechnology Inc.	1,950	29
*,^	Pulmatrix Inc.	64,946	29
*	Avrobio Inc.	1,005	29
*	Agile Therapeutics Inc.	55,958	28
*	Leap Therapeutics Inc.	3,062	28
*	Tracon Pharmaceuticals Inc.	10,037	27
*	Second Sight Medical Products Inc.	16,261	27
*	Proteon Therapeutics Inc.	11,000	27
*	Alimera Sciences Inc.	26,500	26
*,^	SELLAS Life Sciences Group Inc.	7,561	26
*	iRadimed Corp.	1,229	25
*	BioLife Solutions Inc.	2,199	25
*	Bioxcel Therapeutics Inc.	2,706	25
*,^	CytRx Corp.	21,911	25
*,^	Biocept Inc.	121,891	24
*,^	Myomo Inc.	7,546	22
*,^	Akers Biosciences Inc.	57,621	22
*	Forty Seven Inc.	1,365	22
*	Arsanis Inc.	5,900	21
*,^	CorMedix Inc.	87,680	21
*	InfuSystem Holdings Inc.	5,850	21
*,^	Navidea Biopharmaceuticals Inc.	88,919	20
*	scPharmaceuticals Inc.	3,533	20
*	Eidos Therapeutics Inc.	973	20
*	Magenta Therapeutics Inc.	1,462	20
*	IsoRay Inc.	43,614	20
*,^	vTv Therapeutics Inc. Class A	12,692	20
*	OvaScience Inc.	21,013	19
*,^	Restoration Robotics Inc.	5,369	19
*,^	AquaBounty Technologies Inc.	5,150	17
*,^	Moleculin Biotech Inc.	9,576	17
*	Titan Pharmaceuticals Inc.	15,719	17
*,^	Altimmune Inc.	37,626	17
*,^	Rexahn Pharmaceuticals Inc.	11,589	16
*,^	Apricus Biosciences Inc.	39,973	16
*	NanoViricides Inc.	35,421	16
*,^	Dare Bioscience Inc.	13,180	15
*	Wright Medical Group Inc. CVR	11,147	15
*	Neon Therapeutics Inc.	1,216	15

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Cancer Genetics Inc.	17,202	15
*	Sonoma Pharmaceuticals Inc.	6,164	15
*,^	Neuralstem Inc.	13,509	15
*,^	Microbot Medical Inc.	20,249	15
	Biolase Inc.	12,063	15
*,^	Bellerophon Therapeutics Inc.	6,000	15
*	Surface Oncology Inc.	890	15
*,^	Actinium Pharmaceuticals Inc.	22,130	14
*,^	Diffusion Pharmaceuticals Inc.	30,983	14
*	Imprimis Pharmaceuticals Inc.	6,390	14
*,^	OpGen Inc.	7,600	14
*	Kezar Life Sciences Inc.	774	13
*	Five Star Senior Living Inc.	8,876	13
*	Apollo Endosurgery Inc.	1,850	13
*	Avenue Therapeutics Inc.	3,482	12
*	Capricor Therapeutics Inc.	9,210	12
*	Scholar Rock Holding Corp.	783	12
*,^	Bio-Path Holdings Inc.	8,178	12
*,^	Opiant Pharmaceuticals Inc.	845	12
*,^	ContraVir Pharmaceuticals Inc.	9,201	12
*	Cesca Therapeutics Inc.	28,650	12
*	Quanterix Corp.	827	12
*	Verrica Pharmaceuticals Inc.	586	12
*	Evelo Biosciences Inc.	976	12
*	Histogenics Corp.	4,598	11
*	Matinas BioPharma Holdings Inc.	25,572	11
*	Applied Genetic Technologies Corp.	2,995	11
*,^	Pernix Therapeutics Holdings Inc.	4,399	11
*	Aytu BioScience Inc.	40,000	10
*,^	Synthetic Biologics Inc.	42,969	10
*	Aevi Genomic Medicine Inc.	8,786	10
*	Oncocyte Corp.	3,778	10
*	Xeris Pharmaceuticals Inc.	484	9
	Translate Bio Inc.	683	9
*	Evoke Pharma Inc.	3,400	8
*,^	Fibrocell Science Inc.	3,110	8
*	Novus Therapeutics Inc.	1,199	8
*	Egalet Corp.	18,602	8
*	Neuronetics Inc.	291	8
*	Vermillion Inc.	9,748	8
*,^	Pain Therapeutics Inc.	3,626	7
*	Spero Therapeutics Inc.	489	7
*	Champions Oncology Inc.	1,100	7
*	Fulgent Genetics Inc.	1,671	7
*,^	Aethlon Medical Inc.	5,286	7
*	Genocea Biosciences Inc.	7,681	7
*	Alphatec Holdings Inc.	2,196	7
*	Ohr Pharmaceutical Inc.	33,234	7
*,^	iBio Inc.	7,191	6
*,^	aTyr Pharma Inc.	6,911	6
*,^	ReShape Lifesciences Inc.	2,689	6
*	KalVista Pharmaceuticals Inc.	743	6
*†	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Cyclacel Pharmaceuticals Inc.	3,392	5
	Vaxart Inc.	1,567	5
*†	Seventy Seven Energy Inc. Escrow Line	42,434	5
*	InVivo Therapeutics Holdings Corp.	2,603	4
*	Vical Inc.	3,453	4
*	Caladrius Biosciences Inc.	600	4
*	Tonix Pharmaceuticals Holding Corp.	809	4
*	Cytori Therapeutics Inc.	2,337	3
*†	Media General Inc. CVR	82,296	3
*	Flex Pharma Inc.	3,154	3
*	Onconova Therapeutics Inc.	6,224	3

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Xenetic Biosciences Inc.	600	2
*	Trovagene Inc.	2,468	2
*,^	CEL-SCI Corp.	1,845	2
*	ImmuCell Corp.	212	1
*	Achieve Life Sciences Inc.	378	1
	Diversicare Healthcare Services Inc.	200	1
*	Oncobiologics Inc.	1,586	1
*	Aileron Therapeutics Inc.	213	1
*	Sensus Healthcare Inc.	150	1
*	CAS Medical Systems Inc.	471	1
*	Electromed Inc.	166	1
*	AzurRx BioPharma Inc.	198	1
*	Chiasma Inc.	387	1
*	PLx Pharma Inc.	135	1
*	Hemispherx Biopharma Inc.	1,300	—
*	Milestone Scientific Inc.	200	—
*†	Clinical Data CVR	9,500	—
*†	Biosante Pharmaceutical Inc. CVR	14,250	—
*	Cytori Therapeutics Inc. Rights Exp. 7/13/2018	2,337	—
*†	NuPathe Inc. CVR	6,287	—
			2,859,696
Industrials (7.7%)
	Boeing Co.	468,596	157,219
	3M Co.	478,594	94,149
	General Electric Co.	6,646,228	90,455
	Union Pacific Corp.	617,976	87,555
	Honeywell International Inc.	601,085	86,586
	Accenture plc Class A	518,804	84,871
	United Technologies Corp.	613,640	76,723
*	PayPal Holdings Inc.	908,379	75,641
	Caterpillar Inc.	480,656	65,211
	United Parcel Service Inc. Class B	553,142	58,760
	Lockheed Martin Corp.	196,194	57,962
	Danaher Corp.	506,459	49,977
	Automatic Data Processing Inc.	337,501	45,272
	Raytheon Co.	232,651	44,944
	FedEx Corp.	192,503	43,710
	Northrop Grumman Corp.	141,189	43,444
	CSX Corp.	670,479	42,763
	General Dynamics Corp.	204,763	38,170
	Deere & Co.	261,825	36,603
	Emerson Electric Co.	509,301	35,213
	Norfolk Southern Corp.	227,219	34,281
	Illinois Tool Works Inc.	246,930	34,210
	Fidelity National Information Services Inc.	267,667	28,381
	Waste Management Inc.	348,532	28,350
	Sherwin-Williams Co.	67,529	27,523
	Eaton Corp. plc	354,433	26,490
	TE Connectivity Ltd.	282,281	25,422
	Johnson Controls International plc	750,588	25,107
*	Fiserv Inc.	330,193	24,464
	Roper Technologies Inc.	83,846	23,134
	Amphenol Corp. Class A	241,608	21,056
*	Worldpay Inc. Class A	241,099	19,717
	Fortive Corp.	252,787	19,492
	Ingersoll-Rand plc	201,144	18,049
	Paychex Inc.	261,886	17,900
	PACCAR Inc.	285,902	17,714
	Rockwell Collins Inc.	129,057	17,381
	Cummins Inc.	127,226	16,921
	Rockwell Automation Inc.	101,745	16,913
	Parker-Hannifin Corp.	107,825	16,805
	Agilent Technologies Inc.	260,889	16,133
	Waste Connections Inc.	211,510	15,922

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	FleetCor Technologies Inc.	72,319	15,234
	Global Payments Inc.	129,675	14,457
	Vulcan Materials Co.	107,142	13,828
*	Verisk Analytics Inc. Class A	125,512	13,510
	AMETEK Inc.	186,076	13,427
	TransDigm Group Inc.	38,457	13,273
	Cintas Corp.	68,259	12,633
	L3 Technologies Inc.	64,067	12,321
	Textron Inc.	185,900	12,253
*	CoStar Group Inc.	29,296	12,088
*	Mettler-Toledo International Inc.	20,526	11,877
	WW Grainger Inc.	38,456	11,860
	WestRock Co.	207,947	11,857
	Republic Services Inc. Class A	172,625	11,801
	Martin Marietta Materials Inc.	51,282	11,453
	Fastenal Co.	234,094	11,267
	Total System Services Inc.	132,261	11,179
	Broadridge Financial Solutions Inc.	94,099	10,831
	TransUnion	147,837	10,591
	Expeditors International of Washington Inc.	140,221	10,250
	Ball Corp.	283,239	10,069
*	United Rentals Inc.	67,596	9,979
	Xylem Inc.	145,277	9,789
*	XPO Logistics Inc.	97,077	9,725
	Masco Corp.	253,383	9,482
	CH Robinson Worldwide Inc.	113,012	9,455
	Dover Corp.	125,704	9,202
	Alliance Data Systems Corp.	38,390	8,953
*	Keysight Technologies Inc.	150,828	8,903
	Kansas City Southern	83,898	8,890
	Packaging Corp. of America	76,499	8,552
	JB Hunt Transport Services Inc.	70,224	8,536
	IDEX Corp.	61,229	8,357
	Old Dominion Freight Line Inc.	55,840	8,318
	Jack Henry & Associates Inc.	61,959	8,077
	Spirit AeroSystems Holdings Inc. Class A	91,838	7,890
	Huntington Ingalls Industries Inc.	36,389	7,889
*	First Data Corp. Class A	373,580	7,819
	Jacobs Engineering Group Inc.	114,804	7,289
	Wabtec Corp.	70,295	6,930
	AO Smith Corp.	116,880	6,913
*	WEX Inc.	34,924	6,652
*	Trimble Inc.	202,441	6,648
*	Sensata Technologies Holding plc	138,223	6,577
	PerkinElmer Inc.	89,473	6,552
	Fortune Brands Home & Security Inc.	119,796	6,432
	Lennox International Inc.	31,870	6,379
*	IPG Photonics Corp.	28,271	6,237
*	Zebra Technologies Corp.	43,202	6,189
	Robert Half International Inc.	94,074	6,124
*	HD Supply Holdings Inc.	142,234	6,100
	Arconic Inc.	355,469	6,047
	Graco Inc.	133,131	6,020
	Cognex Corp.	134,200	5,987
	Allegion plc	76,887	5,948
	HEICO Corp. Class A	95,365	5,812
	Owens Corning	90,455	5,732
	FLIR Systems Inc.	109,264	5,678
	Fluor Corp.	115,000	5,610
	Sealed Air Corp.	131,045	5,563
	Pentair plc	130,627	5,497
	Nordson Corp.	42,255	5,426
	Carlisle Cos. Inc.	50,064	5,422
*	Teledyne Technologies Inc.	27,200	5,414

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Arrow Electronics Inc.	71,288	5,367
	Toro Co.	81,835	4,931
	BWX Technologies Inc.	78,828	4,913
*	Crown Holdings Inc.	109,697	4,910
*	Berry Global Group Inc.	106,665	4,900
	Booz Allen Hamilton Holding Corp. Class A	111,742	4,886
	Hubbell Inc. Class B	44,996	4,758
	Hexcel Corp.	71,369	4,737
	Donaldson Co. Inc.	104,264	4,704
	ManpowerGroup Inc.	53,739	4,625
	Watsco Inc.	25,922	4,621
	AptarGroup Inc.	49,370	4,610
*	Stericycle Inc.	69,869	4,562
	MDU Resources Group Inc.	156,319	4,483
	Lincoln Electric Holdings Inc.	50,738	4,453
	Littelfuse Inc.	19,121	4,363
*	AECOM	130,740	4,318
	Flowserve Corp.	106,770	4,314
	National Instruments Corp.	101,616	4,266
	Oshkosh Corp.	60,636	4,264
	Allison Transmission Holdings Inc.	105,025	4,252
	Xerox Corp.	176,579	4,238
	Sonoco Products Co.	80,586	4,231
	Trinity Industries Inc.	122,290	4,190
	Knight-Swift Transportation Holdings Inc.	108,682	4,153
	Avnet Inc.	96,181	4,125
*	Quanta Services Inc.	121,086	4,044
*	Genesee & Wyoming Inc. Class A	48,520	3,946
	Acuity Brands Inc.	33,662	3,900
	Eagle Materials Inc.	36,820	3,865
	Curtiss-Wright Corp.	32,026	3,812
	Landstar System Inc.	33,885	3,700
	ITT Inc.	69,833	3,650
*	Kirby Corp.	43,630	3,647
	Graphic Packaging Holding Co.	250,273	3,631
	EMCOR Group Inc.	46,336	3,530
	Jabil Inc.	126,006	3,485
	Woodward Inc.	44,764	3,441
*	CoreLogic Inc.	65,840	3,417
*	Euronet Worldwide Inc.	40,029	3,353
	Air Lease Corp. Class A	79,826	3,350
	Genpact Ltd.	115,803	3,350
	AGCO Corp.	54,826	3,329
	Crane Co.	41,139	3,296
	MAXIMUS Inc.	52,717	3,274
	Louisiana-Pacific Corp.	117,997	3,212
*	Coherent Inc.	20,367	3,186
	MSC Industrial Direct Co. Inc. Class A	37,526	3,184
*	nVent Electric plc	126,801	3,183
	Brink's Co.	39,711	3,167
	Bemis Co. Inc.	74,746	3,155
	Ryder System Inc.	43,730	3,142
*	ASGN Inc.	39,605	3,097
	Regal Beloit Corp.	36,366	2,975
*	KLX Inc.	41,255	2,966
*	USG Corp.	68,620	2,959
*	Conduent Inc.	162,777	2,958
*	Trex Co. Inc.	47,158	2,952
	Universal Display Corp.	34,086	2,931
*	Axon Enterprise Inc.	44,373	2,803
	Insperity Inc.	29,239	2,785
	Macquarie Infrastructure Corp.	65,681	2,772
	MSA Safety Inc.	28,337	2,730
*	MasTec Inc.	53,456	2,713

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Valmont Industries Inc.	17,435	2,628
	Tetra Tech Inc.	44,678	2,614
*	Gardner Denver Holdings Inc.	87,762	2,579
	Korn/Ferry International	41,623	2,578
*	Cimpress NV	17,735	2,571
	EnerSys	34,315	2,561
	Deluxe Corp.	38,595	2,555
*	Generac Holdings Inc.	49,178	2,544
	Terex Corp.	59,570	2,513
	Vishay Intertechnology Inc.	106,682	2,475
	Timken Co.	56,779	2,473
*	Rexnord Corp.	83,941	2,439
	Kennametal Inc.	67,642	2,428
	Barnes Group Inc.	41,035	2,417
*	Proto Labs Inc.	20,054	2,385
*	RBC Bearings Inc.	18,465	2,378
*	Summit Materials Inc. Class A	89,471	2,349
	GATX Corp.	31,558	2,343
	John Bean Technologies Corp.	26,168	2,326
	Maxar Technologies Ltd.	46,013	2,325
*	Clean Harbors Inc.	41,584	2,310
*	TopBuild Corp.	28,833	2,259
*	AMN Healthcare Services Inc.	38,506	2,256
*	Owens-Illinois Inc.	132,905	2,234
	Applied Industrial Technologies Inc.	31,778	2,229
*	WESCO International Inc.	38,315	2,188
	UniFirst Corp.	12,181	2,155
*	Armstrong World Industries Inc.	34,091	2,155
	Belden Inc.	33,905	2,072
*	Colfax Corp.	67,308	2,063
	KBR Inc.	113,171	2,028
	Simpson Manufacturing Co. Inc.	32,547	2,024
*	II-VI Inc.	45,707	1,986
	Moog Inc. Class A	25,112	1,958
	Exponent Inc.	40,392	1,951
	Granite Construction Inc.	34,775	1,936
	Convergys Corp.	76,843	1,878
*	TriNet Group Inc.	33,214	1,858
*	Esterline Technologies Corp.	24,449	1,804
*	FTI Consulting Inc.	29,183	1,765
*	Floor & Decor Holdings Inc. Class A	35,058	1,729
	Universal Forest Products Inc.	47,167	1,727
	Watts Water Technologies Inc. Class A	21,958	1,722
*	Saia Inc.	20,910	1,691
	Mobile Mini Inc.	35,881	1,683
*	Builders FirstSource Inc.	91,757	1,678
*	WageWorks Inc.	33,400	1,670
*	Integer Holdings Corp.	25,483	1,647
*	Masonite International Corp.	22,906	1,646
*	Rogers Corp.	14,740	1,643
	ABM Industries Inc.	56,058	1,636
	Silgan Holdings Inc.	60,880	1,633
*	Itron Inc.	27,016	1,622
*	Navistar International Corp.	39,813	1,621
*	Sanmina Corp.	55,306	1,620
*	JELD-WEN Holding Inc.	56,134	1,605
*	Aerojet Rocketdyne Holdings Inc.	54,344	1,603
*	Plexus Corp.	26,625	1,585
	Covanta Holding Corp.	95,904	1,582
*	Novanta Inc.	25,024	1,559
	Schneider National Inc. Class B	56,104	1,543
*	Cotiviti Holdings Inc.	34,336	1,515
*	ExlService Holdings Inc.	26,557	1,503
	Mueller Water Products Inc. Class A	128,233	1,503

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Kaman Corp.	21,404	1,492
*	Atlas Air Worldwide Holdings Inc.	20,725	1,486
*	Meritor Inc.	72,221	1,486
	Actuant Corp. Class A	50,575	1,484
	Otter Tail Corp.	30,453	1,450
*	Anixter International Inc.	22,898	1,449
	Forward Air Corp.	24,340	1,438
*	Harsco Corp.	64,737	1,431
*	Advanced Disposal Services Inc.	57,586	1,427
	Franklin Electric Co. Inc.	31,617	1,426
*	Paylocity Holding Corp.	24,144	1,421
*	SPX FLOW Inc.	32,366	1,417
	Greenbrier Cos. Inc.	26,817	1,415
	Albany International Corp.	23,274	1,400
	Brady Corp. Class A	36,264	1,398
	Mueller Industries Inc.	47,344	1,397
	Boise Cascade Co.	31,098	1,390
*	TTM Technologies Inc.	77,067	1,359
*	Imperva Inc.	27,934	1,348
	Comfort Systems USA Inc.	29,168	1,336
	Matson Inc.	34,265	1,315
	Werner Enterprises Inc.	34,860	1,309
	Triton International Ltd.	42,480	1,302
*	Hub Group Inc. Class A	25,497	1,270
	AAR Corp.	27,194	1,264
	Cubic Corp.	19,602	1,258
*	Aerovironment Inc.	17,301	1,236
	Greif Inc. Class A	22,653	1,198
	EnPro Industries Inc.	16,957	1,186
	Methode Electronics Inc.	28,946	1,167
*	American Woodmark Corp.	12,683	1,161
	ESCO Technologies Inc.	20,077	1,158
	Benchmark Electronics Inc.	39,539	1,153
	US Ecology Inc.	18,045	1,149
*	Knowles Corp.	74,961	1,147
	Raven Industries Inc.	29,702	1,142
*	SPX Corp.	32,487	1,139
	McGrath RentCorp	17,888	1,132
	Federal Signal Corp.	48,147	1,121
*	BMC Stock Holdings Inc.	53,521	1,116
	ManTech International Corp. Class A	20,691	1,110
	Apogee Enterprises Inc.	22,876	1,102
	Tennant Co.	13,910	1,099
*	Fabrinet	29,647	1,094
	Sun Hydraulics Corp.	22,594	1,089
*	MINDBODY Inc. Class A	28,093	1,084
*	Evolent Health Inc. Class A	51,395	1,082
	AAON Inc.	32,421	1,078
*	Milacron Holdings Corp.	56,897	1,077
*	TriMas Corp.	36,602	1,076
*	OSI Systems Inc.	13,559	1,049
	Standex International Corp.	10,093	1,032
*	Patrick Industries Inc.	18,137	1,031
	EVERTEC Inc.	47,131	1,030
	Badger Meter Inc.	22,996	1,028
*	Air Transport Services Group Inc.	45,455	1,027
*	Sykes Enterprises Inc.	35,254	1,015
	Altra Industrial Motion Corp.	23,394	1,008
	ICF International Inc.	14,025	996
*	KEMET Corp.	41,148	994
*	Ambarella Inc.	25,708	993
	Astec Industries Inc.	16,509	987
	Aircastle Ltd.	47,576	975
	H&E Equipment Services Inc.	25,882	973

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Gibraltar Industries Inc.	25,743	965
*	TrueBlue Inc.	35,029	944
*	Installed Building Products Inc.	16,689	944
*	CBIZ Inc.	40,609	934
*	Continental Building Products Inc.	29,344	926
	Primoris Services Corp.	33,755	919
	ArcBest Corp.	20,105	919
*	Cardtronics plc Class A	37,972	918
	AZZ Inc.	21,110	917
	Viad Corp.	16,495	895
	Materion Corp.	15,980	865
*,^	MACOM Technology Solutions Holdings Inc.	37,451	863
*	Casella Waste Systems Inc. Class A	33,518	858
	Wabash National Corp.	45,977	858
	Kadant Inc.	8,756	842
	CTS Corp.	23,099	832
*	Kratos Defense & Security Solutions Inc.	72,106	830
	Lindsay Corp.	8,328	808
	Advanced Drainage Systems Inc.	28,175	804
	Douglas Dynamics Inc.	16,694	801
*	Navigant Consulting Inc.	36,077	799
	Triumph Group Inc.	40,663	797
	Multi-Color Corp.	12,160	786
*	Atkore International Group Inc.	37,628	782
*	PGT Innovations Inc.	37,225	776
	GrafTech International Ltd.	43,070	775
*	NCI Building Systems Inc.	36,828	773
	Manitowoc Co. Inc.	29,698	768
*	Huron Consulting Group Inc.	18,769	768
	Sturm Ruger & Co. Inc.	13,587	761
	Encore Wire Corp.	15,893	754
	Schnitzer Steel Industries Inc.	22,117	745
*	FARO Technologies Inc.	13,577	738
	MTS Systems Corp.	13,876	731
*	GMS Inc.	26,692	723
	Heartland Express Inc.	38,173	708
	Alamo Group Inc.	7,835	708
	Marten Transport Ltd.	30,038	704
*	Aegion Corp. Class A	26,897	693
*,^	US Concrete Inc.	12,916	678
*	Echo Global Logistics Inc.	22,928	671
	Columbus McKinnon Corp.	15,342	665
*	GreenSky Inc. Class A	31,007	656
	Kforce Inc.	19,045	653
*	Tutor Perini Corp.	34,811	642
*	Vicor Corp.	14,441	629
	Cass Information Systems Inc.	8,975	618
*	Lydall Inc.	13,967	610
	AVX Corp.	38,708	607
	CIRCOR International Inc.	16,015	592
	Quad/Graphics Inc.	27,627	575
*	Veeco Instruments Inc.	40,218	573
*	Gates Industrial Corp. plc	35,208	573
*,^	Team Inc.	24,794	573
	Kelly Services Inc. Class A	24,851	558
	Mesa Laboratories Inc.	2,614	552
*	Thermon Group Holdings Inc.	23,920	547
	Gorman-Rupp Co.	15,607	546
*	American Outdoor Brands Corp.	44,870	540
	Myers Industries Inc.	27,957	537
	Griffon Corp.	30,154	537
	Quanex Building Products Corp.	29,833	536
*,^	Inovalon Holdings Inc. Class A	53,868	535
	Argan Inc.	12,949	530

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Pluralsight Inc. Class A	21,343	522
*	Control4 Corp.	21,381	520
	Barrett Business Services Inc.	5,363	518
	Insteel Industries Inc.	15,434	515
	Global Brass & Copper Holdings Inc.	15,889	498
*	Wesco Aircraft Holdings Inc.	43,787	493
*	DXP Enterprises Inc.	12,663	484
	DMC Global Inc.	10,744	482
	Heidrick & Struggles International Inc.	13,750	481
	Hyster-Yale Materials Handling Inc.	7,468	480
	World Fuel Services Corp.	23,436	478
*	Astronics Corp.	13,286	478
	LSC Communications Inc.	30,400	476
*	Donnelley Financial Solutions Inc.	27,084	470
	NVE Corp.	3,860	470
*	TimkenSteel Corp.	28,674	469
*	Engility Holdings Inc.	14,919	457
*	NV5 Global Inc.	6,400	444
*	International Seaways Inc.	19,018	440
	Ennis Inc.	21,318	434
*	Everi Holdings Inc.	59,500	428
	Resources Connection Inc.	25,033	423
	REV Group Inc.	24,706	420
*	MYR Group Inc.	11,666	414
	TTEC Holdings Inc.	11,973	414
*	Electro Scientific Industries Inc.	25,934	409
	Spartan Motors Inc.	26,665	403
	NN Inc.	21,032	398
*	CAI International Inc.	16,812	391
*,^	CryoPort Inc.	24,436	386
	Essendant Inc.	28,499	377
*	Kimball Electronics Inc.	20,174	369
	Park Electrochemical Corp.	15,217	353
	B. Riley Financial Inc.	15,460	349
*	PHH Corp.	29,771	323
*	InnerWorkings Inc.	36,647	318
*	Blue Bird Corp.	14,106	315
	National Research Corp.	8,423	315
*	Armstrong Flooring Inc.	22,396	314
	VSE Corp.	6,517	311
	CRA International Inc.	6,014	306
*	Covenant Transportation Group Inc. Class A	9,578	302
*	Cross Country Healthcare Inc.	26,304	296
*	Landec Corp.	19,722	294
*	Babcock & Wilcox Enterprises Inc.	122,701	292
*	Daseke Inc.	29,363	292
*	Eagle Bulk Shipping Inc.	52,674	287
*	Sterling Construction Co. Inc.	21,912	286
*	Ducommun Inc.	8,510	282
*	Vishay Precision Group Inc.	7,362	281
*	YRC Worldwide Inc.	27,812	280
*	BlueLinx Holdings Inc.	7,415	278
*	Heritage-Crystal Clean Inc.	13,612	274
	Allied Motion Technologies Inc.	5,670	271
	Park-Ohio Holdings Corp.	7,129	266
*	Willdan Group Inc.	8,200	254
*	ServiceSource International Inc.	62,699	247
	Powell Industries Inc.	6,756	235
*,^	Energous Corp.	15,848	235
*	Mistras Group Inc.	12,356	233
	Daktronics Inc.	27,400	233
*	Great Lakes Dredge & Dock Corp.	44,377	233
*,^	Energy Recovery Inc.	28,699	232
	Hurco Cos. Inc.	5,122	229

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Commercial Vehicle Group Inc.	29,800	219
	American Railcar Industries Inc.	5,538	219
	Miller Industries Inc.	8,398	215
	Omega Flex Inc.	2,703	214
*	Franklin Covey Co.	8,466	208
*	Overseas Shipholding Group Inc. Class A	52,392	203
	Advanced Emissions Solutions Inc.	17,790	202
*	Twin Disc Inc.	8,058	200
*	GP Strategies Corp.	11,233	198
*	Nuvectra Corp.	9,030	185
*	Manitex International Inc.	14,720	184
*	Era Group Inc.	14,076	182
*	Evo Payments Inc. Class A	8,820	182
*	Orion Group Holdings Inc.	21,811	180
*,^	ShotSpotter Inc.	4,639	176
*	IntriCon Corp.	4,294	173
*	Hill International Inc.	29,135	172
	Bel Fuse Inc. Class B	8,203	171
	FreightCar America Inc.	10,196	171
	CECO Environmental Corp.	27,248	167
*	Forterra Inc.	16,650	162
*	PRGX Global Inc.	16,310	158
	EnviroStar Inc.	3,900	157
*	Asure Software Inc.	9,761	156
*	Foundation Building Materials Inc.	9,867	152
	Greif Inc. Class B	2,573	148
	Graham Corp.	5,728	148
*	USA Truck Inc.	6,197	145
	BG Staffing Inc.	6,200	144
*,^	Horizon Global Corp.	24,025	143
	Crawford & Co. Class A	16,291	140
*	Astronics Corp. Class B	3,886	139
*	Acacia Research Corp.	32,719	136
*	LB Foster Co. Class A	5,843	134
*	UFP Technologies Inc.	4,305	133
*	Radiant Logistics Inc.	33,879	132
*	Napco Security Technologies Inc.	8,956	131
	Eastern Co.	4,663	131
*,^	Turtle Beach Corp.	6,250	127
*	Maxwell Technologies Inc.	24,300	126
*	Northwest Pipe Co.	6,461	125
*	Information Services Group Inc.	30,103	123
*	Iteris Inc.	24,025	116
*	Sparton Corp.	5,792	110
	United States Lime & Minerals Inc.	1,299	109
*	Cardlytics Inc.	5,006	109
	LSI Industries Inc.	20,279	108
*	Gencor Industries Inc.	6,609	107
*,^	CyberOptics Corp.	6,073	106
*	IES Holdings Inc.	6,083	102
*	Construction Partners Inc. Class A	7,600	100
	Universal Logistics Holdings Inc.	3,752	98
	NACCO Industries Inc. Class A	2,863	97
*	Huttig Building Products Inc.	19,600	93
*	Transcat Inc.	4,908	93
*,^	MicroVision Inc.	80,185	90
*	Houston Wire & Cable Co.	10,421	89
*	Xerium Technologies Inc.	6,477	86
*	PFSweb Inc.	8,348	81
	HEICO Corp.	1,096	80
*	General Finance Corp.	5,430	74
*	LightPath Technologies Inc. Class A	30,559	70
	Crawford & Co. Class B	7,923	69
*	Universal Technical Institute Inc.	21,583	68

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Lincoln Educational Services Corp.	38,180	66
*,^	Workhorse Group Inc.	35,200	64
*	Willis Lease Finance Corp.	1,997	63
*	Lawson Products Inc.	2,546	62
*	Arotech Corp.	16,200	61
*	Perceptron Inc.	5,684	60
*,^	UQM Technologies Inc.	58,800	59
*	PAM Transportation Services Inc.	1,249	59
*	Goldfield Corp.	13,249	56
*	Ultralife Corp.	5,625	54
*	Black Box Corp.	26,295	53
*	Roadrunner Transportation Systems Inc.	25,216	53
*,^	Aqua Metals Inc.	18,072	52
*	US Xpress Enterprises Inc. Class A	3,400	51
*	Capstone Turbine Corp.	29,900	43
*	ARC Document Solutions Inc.	23,611	42
*	Nuverra Environmental Solutions Inc.	3,447	41
*	CPI Aerostructures Inc.	3,542	37
*	Image Sensing Systems Inc.	8,863	37
*	ASV Holdings Inc.	6,237	36
*	Limbach Holdings Inc.	3,021	36
*	Aspen Aerogels Inc.	7,017	34
*,^	eMagin Corp.	18,365	33
*	StarTek Inc.	4,865	31
*	ALJ Regional Holdings Inc.	15,641	30
*,^	Odyssey Marine Exploration Inc.	3,575	30
*	Broadwind Energy Inc.	12,538	30
*	Air Industries Group	16,352	29
*,^	DPW Holdings Inc.	50,065	27
	Steel Connect Inc.	11,019	24
*	Luna Innovations Inc.	7,833	23
	Chicago Rivet & Machine Co.	720	23
*,^	EnSync Inc.	62,819	23
*	Vertex Energy Inc.	21,428	23
*	AMREP Corp.	2,863	20
*,^	Lightbridge Corp.	19,700	20
*	ClearSign Combustion Corp.	9,364	19
*	Frequency Electronics Inc.	2,277	18
*	Fuel Tech Inc.	15,677	17
*	IEC Electronics Corp.	2,900	17
*	DHI Group Inc.	7,019	16
*	Synthesis Energy Systems Inc.	4,901	16
*	Orion Energy Systems Inc.	13,761	15
*	Hudson Global Inc.	9,231	15
	RF Industries Ltd.	1,925	14
	Richardson Electronics Ltd.	1,376	13
*	Wireless Telecom Group Inc.	5,630	12
*	Ballantyne Strong Inc.	2,500	12
*	ENGlobal Corp.	8,600	11
*	Volt Information Sciences Inc.	3,102	11
*	Applied DNA Sciences Inc.	8,280	10
*	Sharps Compliance Corp.	2,707	10
*,^	Payment Data Systems Inc.	5,731	9
*	Energy Focus Inc.	4,766	9
*	Research Frontiers Inc.	10,444	9
	Global Water Resources Inc.	803	8
*	Tecogen Inc.	2,016	7
*	Revolution Lighting Technologies Inc.	1,855	7
*	American Electric Technologies Inc.	5,451	7
	Issuer Direct Corp.	300	6
*	Continental Materials Corp.	332	5
*	Cemtrex Inc.	2,300	5
*	CUI Global Inc.	1,168	3
*,^	Digital Ally Inc.	1,400	3

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Perma-Fix Environmental Services	614	3
*	Astrotech Corp.	869	3
*	Innovative Solutions & Support Inc.	795	2
*	Taylor Devices Inc.	138	1
*	Pioneer Power Solutions Inc.	256	1
*	Professional Diversity Network Inc.	300	1
*	SIFCO Industries Inc.	100	1
*	GEE Group Inc.	200	—
*	Patriot National Inc.	7,513	—
			2,902,556
Information Technology (0.0%)
*	Domo Inc.	2,400	65
*	EverQuote Inc. Class A	967	18
*	I3 Verticals Inc. Class A	968	15
			98
Oil & Gas (3.6%)
	Exxon Mobil Corp.	3,408,182	281,959
	Chevron Corp.	1,538,145	194,468
	Schlumberger Ltd.	1,122,001	75,208
	ConocoPhillips	943,911	65,715
	EOG Resources Inc.	468,096	58,245
	Occidental Petroleum Corp.	617,099	51,639
	Valero Energy Corp.	346,001	38,347
	Phillips 66	337,562	37,912
	Anadarko Petroleum Corp.	417,354	30,571
	Halliburton Co.	677,898	30,546
	Marathon Petroleum Corp.	372,878	26,161
	Pioneer Natural Resources Co.	138,049	26,124
	Kinder Morgan Inc.	1,353,118	23,910
	ONEOK Inc.	331,762	23,167
	Williams Cos. Inc.	674,638	18,289
	Devon Energy Corp.	403,674	17,746
*	Concho Resources Inc.	121,153	16,762
	Hess Corp.	231,778	15,504
	Andeavor	116,098	15,230
	Apache Corp.	311,105	14,544
	Marathon Oil Corp.	691,114	14,417
	Noble Energy Inc.	393,604	13,886
	National Oilwell Varco Inc.	310,075	13,457
	EQT Corp.	215,937	11,915
	Baker Hughes a GE Co.	340,191	11,237
*	Cheniere Energy Inc.	171,064	11,152
	Diamondback Energy Inc.	79,783	10,497
	HollyFrontier Corp.	142,133	9,726
	Cabot Oil & Gas Corp.	368,324	8,766
	Targa Resources Corp.	170,635	8,445
	Cimarex Energy Co.	78,063	7,942
*	Parsley Energy Inc. Class A	212,349	6,430
*	WPX Energy Inc.	323,223	5,828
*	Energen Corp.	78,917	5,747
	OGE Energy Corp.	161,103	5,672
	Helmerich & Payne Inc.	85,047	5,423
*	Newfield Exploration Co.	163,580	4,948
*	Continental Resources Inc.	76,192	4,934
*,^	Transocean Ltd.	356,987	4,798
	Murphy Oil Corp.	135,415	4,573
*	RSP Permian Inc.	103,107	4,539
	Core Laboratories NV	35,927	4,534
*	Antero Resources Corp.	195,701	4,178
*	Whiting Petroleum Corp.	73,702	3,886
*,^	Chesapeake Energy Corp.	710,200	3,721
	PBF Energy Inc. Class A	84,495	3,543
	Range Resources Corp.	206,952	3,462
*	Oasis Petroleum Inc.	258,386	3,351

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	PDC Energy Inc.	53,484	3,233
	Patterson-UTI Energy Inc.	174,392	3,139
*	First Solar Inc.	59,066	3,110
	Delek US Holdings Inc.	61,314	3,076
	McDermott International Inc.	140,258	2,756
*	Centennial Resource Development Inc. Class A	152,403	2,752
	Ensco plc Class A	359,085	2,607
*	Southwestern Energy Co.	485,912	2,575
*	Apergy Corp.	61,408	2,564
*	QEP Resources Inc.	198,483	2,433
*	Matador Resources Co.	79,851	2,400
	SM Energy Co.	91,199	2,343
*	SRC Energy Inc.	194,775	2,146
	Oceaneering International Inc.	83,697	2,131
	CNX Resources Corp.	115,973	2,062
*	Callon Petroleum Co.	181,245	1,947
	Nabors Industries Ltd.	280,634	1,799
*	Denbury Resources Inc.	355,615	1,711
*	Rowan Cos. plc Class A	103,489	1,679
*	Carrizo Oil & Gas Inc.	60,186	1,676
	SemGroup Corp. Class A	65,376	1,661
*	Dril-Quip Inc.	31,640	1,626
*	California Resources Corp.	35,128	1,596
*	Gulfport Energy Corp.	123,372	1,551
*	Chart Industries Inc.	24,679	1,522
*	MRC Global Inc.	70,144	1,520
*	Oil States International Inc.	46,606	1,496
*	Extraction Oil & Gas Inc.	95,525	1,403
	Pattern Energy Group Inc. Class A	73,470	1,378
*	Noble Corp. plc	206,252	1,306
	Archrock Inc.	107,416	1,289
*	Superior Energy Services Inc.	129,123	1,258
*	Laredo Petroleum Inc.	129,415	1,245
*	C&J Energy Services Inc.	51,363	1,212
*	NOW Inc.	90,151	1,202
*	Unit Corp.	43,879	1,122
*,^	Diamond Offshore Drilling Inc.	52,490	1,095
*	ProPetro Holding Corp.	64,311	1,008
*	Helix Energy Solutions Group Inc.	115,405	961
*	Penn Virginia Corp.	10,133	860
*	Forum Energy Technologies Inc.	67,646	835
*	SEACOR Holdings Inc.	13,999	802
*	Newpark Resources Inc.	70,600	766
*	Exterran Corp.	29,146	730
*	Cactus Inc.	21,103	713
	RPC Inc.	47,897	698
*,^	Jagged Peak Energy Inc.	49,967	651
*,^	Tellurian Inc.	77,525	645
	Green Plains Inc.	32,876	602
*	Ring Energy Inc.	45,702	577
*	Keane Group Inc.	42,060	575
*	Select Energy Services Inc. Class A	37,684	548
*	Halcon Resources Corp.	123,163	541
*	HighPoint Resources Corp.	88,880	540
*	SandRidge Energy Inc.	30,025	533
*	Renewable Energy Group Inc.	29,600	528
*	Talos Energy Inc.	15,850	509
*	Tidewater Inc.	17,562	508
^	CVR Energy Inc.	13,621	504
*	Bonanza Creek Energy Inc.	13,244	502
*	W&T Offshore Inc.	69,452	497
*	Alta Mesa Resources Inc.	71,043	484
*	Par Pacific Holdings Inc.	27,116	471
*	Northern Oil and Gas Inc.	142,850	450

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Resolute Energy Corp.	14,167	442
*	TPI Composites Inc.	14,579	426
*	WildHorse Resource Development Corp.	16,795	426
*	TETRA Technologies Inc.	89,788	400
*,^	Plug Power Inc.	197,450	399
*	Ultra Petroleum Corp.	171,400	396
*	REX American Resources Corp.	4,880	395
*	Abraxas Petroleum Corp.	134,400	388
*,^	SunPower Corp. Class A	49,315	378
*	Enphase Energy Inc.	55,287	372
*	Matrix Service Co.	19,538	359
*	SEACOR Marine Holdings Inc.	15,206	351
*	Pioneer Energy Services Corp.	58,057	340
*	FTS International Inc.	22,560	321
*	Solaris Oilfield Infrastructure Inc. Class A	22,340	319
*,^	Mammoth Energy Services Inc.	9,024	306
*	Sanchez Energy Corp.	65,900	298
*	Natural Gas Services Group Inc.	12,532	296
*	Bristow Group Inc.	20,023	283
*	Trecora Resources	18,615	276
*	Nine Energy Service Inc.	8,138	270
	Panhandle Oil and Gas Inc. Class A	13,586	259
*	Midstates Petroleum Co. Inc.	18,517	252
	Evolution Petroleum Corp.	25,428	250
*	Energy XXI Gulf Coast Inc.	27,280	241
*	Basic Energy Services Inc.	20,700	230
*	Green Brick Partners Inc.	21,180	208
*	Liberty Oilfield Services Inc. Class A	11,084	207
*,^	Zion Oil & Gas Inc.	49,519	201
*	ION Geophysical Corp.	8,174	199
*	Geospace Technologies Corp.	13,500	190
*	SilverBow Resources Inc.	6,356	184
*	Key Energy Services Inc.	10,656	173
*	CARBO Ceramics Inc.	17,915	164
*	Eclipse Resources Corp.	91,933	147
*	Ameresco Inc. Class A	12,028	144
*	Earthstone Energy Inc. Class A	15,976	141
*	Dawson Geophysical Co.	16,895	133
*	Comstock Resources Inc.	12,101	127
*	VAALCO Energy Inc.	45,501	124
*	American Superconductor Corp.	17,349	121
*	Goodrich Petroleum Corp.	9,635	119
*	Independence Contract Drilling Inc.	28,650	118
*	Pacific Ethanol Inc.	44,110	115
*	Lilis Energy Inc.	21,500	112
*,^	Smart Sand Inc.	20,844	111
*	EP Energy Corp. Class A	36,211	109
	Gulf Island Fabrication Inc.	11,214	101
*	PHI Inc.	9,679	101
*	Quintana Energy Services Inc.	11,428	97
*	Contango Oil & Gas Co.	15,817	90
*	Hornbeck Offshore Services Inc.	20,910	83
*,^	Approach Resources Inc.	33,400	81
*	Lonestar Resources US Inc. Class A	9,603	81
*,^	FuelCell Energy Inc.	59,817	79
	Adams Resources & Energy Inc.	1,582	68
*	Gulfmark Offshore Inc.	2,009	67
*	Mitcham Industries Inc.	15,766	63
*,^	Jones Energy Inc. Class A	148,673	55
*	Ranger Energy Services Inc.	5,712	52
*,^	Gastar Exploration Inc.	81,111	45
*	NCS Multistage Holdings Inc.	2,505	36
*	Weatherford International plc	9,860	32
*	Isramco Inc.	246	30

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Eco-Stim Energy Solutions Inc.	40,100	26
*	Parker Drilling Co.	61,823	23
*,^	Ocean Power Technologies Inc.	24,575	21
*,^	Torchlight Energy Resources Inc.	14,097	19
*,^	SAExploration Holdings Inc.	8,618	14
*	Aemetis Inc.	9,095	14
*,^	Ideal Power Inc.	10,705	11
*	Rosehill Resources Inc.	1,200	10
*	Superior Drilling Products Inc.	3,000	6
*	PHI Inc.	500	5
*	PetroQuest Energy Inc.	13,149	3
*	Tidewater Inc. Warrants	535	2
*	Tidewater Inc. Warrants	579	2
*	Yuma Energy Inc.	2,625	1
*	Enservco Corp.	999	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	1
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	1
*	Rex Energy Corp.	900	—
*†	Harvest Natural Resources Inc.	20,906	—
			1,364,854
Technology (11.9%)
	Apple Inc.	3,560,006	658,993
	Microsoft Corp.	6,179,482	609,359
*	Facebook Inc. Class A	1,931,271	375,285
*	Alphabet Inc. Class C	243,541	271,707
*	Alphabet Inc. Class A	235,557	265,989
	Intel Corp.	3,751,038	186,464
	Cisco Systems Inc.	3,791,219	163,136
	NVIDIA Corp.	439,128	104,029
	International Business Machines Corp.	740,269	103,416
	Oracle Corp.	2,307,103	101,651
*	Adobe Systems Inc.	396,708	96,721
	Texas Instruments Inc.	787,614	86,834
	Broadcom Inc.	330,944	80,300
*	salesforce.com Inc.	570,354	77,796
	QUALCOMM Inc.	1,196,491	67,147
*	Micron Technology Inc.	933,968	48,977
	Intuit Inc.	197,029	40,254
	Applied Materials Inc.	849,830	39,254
	Cognizant Technology Solutions Corp. Class A	474,358	37,470
	HP Inc.	1,324,502	30,053
	Analog Devices Inc.	298,526	28,635
*	ServiceNow Inc.	143,328	24,720
*	Twitter Inc.	547,633	23,915
*	Autodesk Inc.	178,210	23,362
	Lam Research Corp.	132,772	22,950
*	Red Hat Inc.	143,439	19,274
	DXC Technology Co.	230,172	18,554
	Corning Inc.	673,984	18,541
	Hewlett Packard Enterprise Co.	1,234,348	18,034
	Western Digital Corp.	230,584	17,849
	Microchip Technology Inc.	190,485	17,325
	NetApp Inc.	215,744	16,942
*	Cerner Corp.	255,833	15,296
	Motorola Solutions Inc.	131,197	15,267
*	Palo Alto Networks Inc.	70,520	14,490
*	Workday Inc. Class A	119,071	14,422
	Skyworks Solutions Inc.	147,533	14,259
	Harris Corp.	95,689	13,831
*	Square Inc.	222,738	13,730
*	Dell Technologies Inc. Class V	161,807	13,686
	Xilinx Inc.	204,885	13,371
	Maxim Integrated Products Inc.	225,922	13,253
	KLA-Tencor Corp.	125,873	12,906

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	VeriSign Inc.	89,396	12,285
*	ANSYS Inc.	68,190	11,877
	Seagate Technology plc	208,727	11,787
*	Splunk Inc.	117,440	11,639
*,^	Advanced Micro Devices Inc.	746,464	11,189
*	Citrix Systems Inc.	104,560	10,962
*	Arista Networks Inc.	42,111	10,843
	Symantec Corp.	507,687	10,484
*	Synopsys Inc.	121,192	10,370
*	Cadence Design Systems Inc.	230,085	9,965
	CDW Corp.	121,413	9,809
*	IAC/InterActiveCorp	63,040	9,613
*	Akamai Technologies Inc.	130,626	9,566
*	Gartner Inc.	70,428	9,360
	CA Inc.	255,958	9,125
*	PTC Inc.	93,845	8,804
*	VMware Inc. Class A	59,853	8,797
	SS&C Technologies Holdings Inc.	164,895	8,558
*	F5 Networks Inc.	49,182	8,481
*	Qorvo Inc.	102,988	8,257
*	GoDaddy Inc. Class A	113,333	8,001
	Juniper Networks Inc.	284,537	7,802
*	ON Semiconductor Corp.	342,541	7,616
*	Veeva Systems Inc. Class A	97,338	7,481
	Marvell Technology Group Ltd.	343,632	7,367
	Leidos Holdings Inc.	123,642	7,295
*	Fortinet Inc.	116,141	7,251
	CDK Global Inc.	106,837	6,950
*	Tyler Technologies Inc.	29,464	6,544
*	Ultimate Software Group Inc.	23,716	6,102
	Teradyne Inc.	155,647	5,925
*	Guidewire Software Inc.	65,382	5,805
	Garmin Ltd.	91,600	5,588
*	Tableau Software Inc. Class A	55,422	5,417
*	Aspen Technology Inc.	57,623	5,344
*	athenahealth Inc.	32,501	5,172
*	EPAM Systems Inc.	40,788	5,071
*	Proofpoint Inc.	42,182	4,864
*	Nutanix Inc.	92,059	4,747
*	Cavium Inc.	53,552	4,632
*	CommScope Holding Co. Inc.	157,946	4,613
*	Fair Isaac Corp.	23,190	4,483
	LogMeIn Inc.	42,699	4,409
*	Zendesk Inc.	80,546	4,389
	Cypress Semiconductor Corp.	277,696	4,326
	MKS Instruments Inc.	43,977	4,209
	Blackbaud Inc.	39,675	4,065
*	Paycom Software Inc.	40,882	4,040
	Monolithic Power Systems Inc.	30,083	4,021
*	Teradata Corp.	98,642	3,960
	Entegris Inc.	113,758	3,856
*	Medidata Solutions Inc.	45,821	3,691
*	2U Inc.	43,457	3,631
*	RingCentral Inc. Class A	51,451	3,620
*	HubSpot Inc.	28,309	3,550
*	ARRIS International plc	144,513	3,533
*	Silicon Laboratories Inc.	34,774	3,463
*	Nuance Communications Inc.	244,922	3,401
*	Okta Inc.	67,244	3,387
*	CACI International Inc. Class A	19,993	3,370
*	New Relic Inc.	33,254	3,345
*	Integrated Device Technology Inc.	104,670	3,337
*	Cree Inc.	80,222	3,335
	j2 Global Inc.	38,100	3,300

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	RealPage Inc.	59,527	3,280
*	Ciena Corp.	117,022	3,102
*	Twilio Inc. Class A	55,036	3,083
*	Pure Storage Inc. Class A	126,458	3,020
*	ViaSat Inc.	45,334	2,979
*	NCR Corp.	97,210	2,914
*,^	Lumentum Holdings Inc.	48,136	2,787
*	Ellie Mae Inc.	26,765	2,779
	Science Applications International Corp.	33,931	2,746
*	Manhattan Associates Inc.	55,787	2,623
*	Coupa Software Inc.	41,262	2,568
*	Tech Data Corp.	31,162	2,559
*	Semtech Corp.	53,661	2,525
*	Box Inc.	100,149	2,503
	Perspecta Inc.	117,786	2,420
*	Verint Systems Inc.	53,545	2,375
	SYNNEX Corp.	24,392	2,354
*	FireEye Inc.	151,277	2,328
	InterDigital Inc.	28,326	2,292
*	ACI Worldwide Inc.	92,337	2,278
*	Qualys Inc.	26,848	2,263
*	Dycom Industries Inc.	23,821	2,251
*	CommVault Systems Inc.	33,925	2,234
	Cabot Microelectronics Corp.	20,036	2,155
*	VeriFone Systems Inc.	90,197	2,058
	Plantronics Inc.	26,827	2,046
*	Cirrus Logic Inc.	52,719	2,021
*	Cornerstone OnDemand Inc.	41,988	1,991
*	Envestnet Inc.	35,146	1,931
*	Viavi Solutions Inc.	186,724	1,912
*	Advanced Energy Industries Inc.	32,847	1,908
*	NetScout Systems Inc.	63,864	1,897
	Cogent Communications Holdings Inc.	34,514	1,843
*	Avaya Holdings Corp.	90,486	1,817
	Brooks Automation Inc.	55,522	1,811
	Pegasystems Inc.	32,701	1,792
*	Allscripts Healthcare Solutions Inc.	145,158	1,742
*,^	Finisar Corp.	95,624	1,721
*	Varonis Systems Inc.	22,143	1,650
	Power Integrations Inc.	22,490	1,643
*	Q2 Holdings Inc.	28,552	1,629
*	Premier Inc. Class A	43,820	1,594
*	Bottomline Technologies de Inc.	31,542	1,572
*	Match Group Inc.	40,027	1,551
*	Five9 Inc.	44,531	1,539
*	NETGEAR Inc.	24,428	1,527
*	Dropbox Inc. Class A	46,751	1,516
*	Mercury Systems Inc.	38,455	1,464
	Progress Software Corp.	37,106	1,440
*	Insight Enterprises Inc.	28,900	1,414
*	Blackline Inc.	32,374	1,406
*	Synaptics Inc.	27,759	1,398
	Ebix Inc.	18,050	1,376
	Pitney Bowes Inc.	159,443	1,366
*	EchoStar Corp. Class A	30,127	1,338
*	Blucora Inc.	35,677	1,320
*,^	Ubiquiti Networks Inc.	15,454	1,309
*	Cloudera Inc.	92,478	1,261
*	Infinera Corp.	125,981	1,251
*,^	3D Systems Corp.	89,537	1,236
*	Electronics For Imaging Inc.	37,580	1,224
*	Oclaro Inc.	131,944	1,178
	CSG Systems International Inc.	28,208	1,153
*	Apptio Inc. Class A	29,517	1,068

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Rambus Inc.	84,799	1,063
*	Diodes Inc.	30,676	1,057
*	Virtusa Corp.	21,320	1,038
*	SPS Commerce Inc.	14,058	1,033
*	MicroStrategy Inc. Class A	8,043	1,027
*	Alarm.com Holdings Inc.	25,322	1,022
*	Inphi Corp.	30,970	1,010
*	Instructure Inc.	23,601	1,004
*	ePlus Inc.	10,566	994
*	Web.com Group Inc.	38,188	987
*	DocuSign Inc.	18,537	982
*	SailPoint Technologies Holding Inc.	38,764	951
*	LivePerson Inc.	44,655	942
*	Everbridge Inc.	19,759	937
*	Yext Inc.	46,254	895
*	Hortonworks Inc.	48,867	890
*	Pivotal Software Inc. Class A	36,464	885
*	Quality Systems Inc.	44,968	877
*	Alteryx Inc. Class A	22,395	855
*	PROS Holdings Inc.	22,964	840
*	Syntel Inc.	25,788	828
*	ScanSource Inc.	20,238	816
	NIC Inc.	52,024	809
*	Cray Inc.	32,867	809
*	Tabula Rasa HealthCare Inc.	12,655	808
*	Super Micro Computer Inc.	33,814	800
*	Rapid7 Inc.	27,993	790
*	MongoDB Inc.	15,846	786
^	Diebold Nixdorf Inc.	65,400	782
*	FormFactor Inc.	58,338	776
*	Altair Engineering Inc. Class A	22,306	762
*	MaxLinear Inc.	48,888	762
*	Ceridian HCM Holding Inc.	22,728	754
*	ForeScout Technologies Inc.	21,981	753
*	Amkor Technology Inc.	85,799	737
*	Shutterstock Inc.	15,200	721
*	Extreme Networks Inc.	90,313	719
*	Vocera Communications Inc.	23,780	711
*	Perficient Inc.	26,666	703
*	Rudolph Technologies Inc.	23,697	701
*	Boingo Wireless Inc.	30,977	700
*	Applied Optoelectronics Inc.	15,530	697
*	Carbonite Inc.	19,512	681
*	Appfolio Inc.	10,960	670
*	USA Technologies Inc.	47,760	669
	ADTRAN Inc.	44,743	664
	Monotype Imaging Holdings Inc.	32,718	664
*	CalAmp Corp.	28,088	658
*	Lattice Semiconductor Corp.	98,827	648
*	Nanometrics Inc.	18,033	639
*	Cision Ltd.	42,128	630
	Comtech Telecommunications Corp.	18,775	599
*	SendGrid Inc.	21,957	582
*,^	Benefitfocus Inc.	16,640	559
*	CEVA Inc.	18,176	549
*	Endurance International Group Holdings Inc.	54,822	545
	Cohu Inc.	22,024	540
*	Xcerra Corp.	38,428	537
*,^	Unisys Corp.	40,193	518
*	Axcelis Technologies Inc.	25,642	508
*	Ultra Clean Holdings Inc.	29,846	495
*,^	TransEnterix Inc.	112,961	492
*	Upland Software Inc.	13,918	478
	TiVo Corp.	34,914	470

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	OneSpan Inc.	23,843	468
*	Photronics Inc.	57,874	462
*	Workiva Inc.	18,772	458
*	Ichor Holdings Ltd.	21,457	455
	Systemax Inc.	12,153	417
*	Appian Corp. Class A	11,160	404
*	Model N Inc.	21,225	395
	QAD Inc. Class A	7,785	390
*	Immersion Corp.	25,076	387
	Xperi Corp.	23,825	384
*	Limelight Networks Inc.	85,421	382
*	Zscaler Inc.	10,509	376
*	Loral Space & Communications Inc.	9,913	373
	Forrester Research Inc.	8,643	363
	Computer Programs & Systems Inc.	10,779	355
*	KeyW Holding Corp.	38,878	340
*	Calix Inc.	41,922	327
*	Presidio Inc.	24,722	324
*	Ribbon Communications Inc.	45,185	322
*	A10 Networks Inc.	49,563	309
*	Zuora Inc. Class A	11,340	308
	Hackett Group Inc.	18,781	302
*	Digi International Inc.	22,736	300
*	Impinj Inc.	13,550	300
*	Harmonic Inc.	67,100	285
*	Mitek Systems Inc.	32,000	285
*	MobileIron Inc.	63,952	285
	PC Connection Inc.	8,511	283
*	Avalara Inc.	5,261	281
*	Castlight Health Inc. Class B	65,405	278
*	Zix Corp.	51,301	276
	American Software Inc. Class A	18,962	276
*	Rosetta Stone Inc.	17,100	274
*	PDF Solutions Inc.	22,776	273
*	Meet Group Inc.	60,820	272
*	Vectrus Inc.	8,833	272
*	ChannelAdvisor Corp.	19,132	269
*	Quantenna Communications Inc.	16,895	263
*	Digimarc Corp.	9,714	260
*	WideOpenWest Inc.	26,687	258
*	Brightcove Inc.	24,102	233
*,^	NeoPhotonics Corp.	36,096	225
*†	Dyax Corp. CVR Exp. 12/31/2019	112,113	224
*	Sigma Designs Inc.	31,300	191
*	AXT Inc.	26,398	186
*	nLight Inc.	5,588	185
*	Ooma Inc.	12,977	184
*	Alpha & Omega Semiconductor Ltd.	12,823	183
	Simulations Plus Inc.	8,096	180
*	Agilysys Inc.	11,474	178
*	Casa Systems Inc.	10,710	175
	ConvergeOne Holdings Inc.	17,700	166
*	Internap Corp.	15,232	159
*	DSP Group Inc.	12,516	156
*	Kopin Corp.	53,876	154
*	Aquantia Corp.	13,306	154
	Preformed Line Products Co.	1,727	153
*	Telenav Inc.	26,591	149
*	PAR Technology Corp.	8,403	149
*	Amber Road Inc.	15,586	147
*,^	Veritone Inc.	8,660	146
*	EMCORE Corp.	28,836	146
*	Carbon Black Inc.	5,386	140
*	Exela Technologies Inc.	28,584	136

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Fusion Connect Inc.	33,740	133
*	eGain Corp.	8,666	131
*	Adesto Technologies Corp.	15,500	130
*	KVH Industries Inc.	9,261	124
*	RigNet Inc.	11,300	116
*	Bandwidth Inc. Class A	3,009	114
*	Seachange International Inc.	33,108	113
	TESSCO Technologies Inc.	6,381	110
*	Telaria Inc.	27,025	109
*,^	Resonant Inc.	19,342	109
*	SecureWorks Corp. Class A	8,360	104
*	NetSol Technologies Inc.	18,320	102
	TransAct Technologies Inc.	7,400	92
*	QuickLogic Corp.	76,177	88
*	Smartsheet Inc. Class A	3,358	87
*	Pixelworks Inc.	23,098	83
*	Clearfield Inc.	7,474	83
*	Airgain Inc.	8,706	80
*,^	Park City Group Inc.	9,825	78
*	Great Elm Capital Group Inc.	21,361	77
*	Amtech Systems Inc.	12,631	76
*	VOXX International Corp. Class A	14,054	76
*	inTEST Corp.	10,300	75
*	Computer Task Group Inc.	9,302	72
*	GSI Technology Inc.	9,474	71
*	Datawatch Corp.	5,954	57
*	ID Systems Inc.	9,130	56
	GlobalSCAPE Inc.	14,200	55
*	Aware Inc.	13,237	54
*,^	Everspin Technologies Inc.	5,944	53
*	Aerohive Networks Inc.	12,984	52
*	Finjan Holdings Inc.	13,995	48
	AstroNova Inc.	2,500	47
*	Icad Inc.	15,448	47
*	Edgewater Technology Inc.	8,642	47
	PC-Tel Inc.	7,068	44
*	Atomera Inc.	7,135	44
*	Quantum Corp.	19,400	43
	RCM Technologies Inc.	8,218	41
*	SITO Mobile Ltd.	15,633	40
*	Identiv Inc.	10,116	39
	CSP Inc.	3,226	32
*,^	NXT-ID Inc.	18,458	32
*	Neurotrope Inc.	3,042	29
*	Red Violet Inc.	3,373	29
	QAD Inc. Class B	677	27
*	Synacor Inc.	12,592	25
*	LRAD Corp.	9,236	24
*	Support.com Inc.	8,416	24
*	ADDvantage Technologies Group Inc.	18,034	24
*	SharpSpring Inc.	2,596	23
*,^	Rimini Street Inc.	3,449	23
*,^	Inseego Corp.	10,788	22
*	Westell Technologies Inc. Class A	7,312	21
*	Qumu Corp.	9,333	21
*	Data I/O Corp.	3,150	20
*	Intermolecular Inc.	11,600	19
*	Acacia Communications Inc.	550	19
*	Aehr Test Systems	7,936	19
*	ACM Research Inc. Class A	1,640	18
*	Determine Inc.	12,197	17
*	Key Tronic Corp.	2,106	16
*	Aviat Networks Inc.	947	15
*	DASAN Zhone Solutions Inc.	1,567	15

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	CVD Equipment Corp.	2,249	15
*	Radisys Corp.	20,722	14
*,^	VirnetX Holding Corp.	4,100	14
*,^	ParkerVision Inc.	20,100	13
*	Marin Software Inc.	2,263	13
*,^	Neonode Inc.	29,427	11
*,^	Netlist Inc.	62,745	11
*	BSQUARE Corp.	4,072	11
*	Evolving Systems Inc.	3,774	11
*,^	xG Technology Inc.	16,800	11
*	Smith Micro Software Inc.	3,802	9
*	BroadVision Inc.	4,181	9
*	Intellicheck Inc.	3,589	8
*	GSE Systems Inc.	2,539	8
*,^	iPass Inc.	23,644	8
*	Sunworks Inc.	6,576	7
	Network-1 Technologies Inc.	2,166	7
*,^	Helios & Matheson Analytics Inc.	20,015	6
*	Streamline Health Solutions Inc.	3,580	5
*	WidePoint Corp.	7,267	4
*	XpresSpa Group Inc.	13,472	4
*	Xplore Technologies Corp.	1,000	4
*	Qualstar Corp.	400	3
*	Cinedigm Corp. Class A	1,800	3
*,^	Ominto Inc.	7,114	3
*	Xcel Brands Inc.	1,050	2
*	Innodata Inc.	1,899	2
*	CynergisTek Inc.	454	2
	ClearOne Inc.	425	2
*	Inuvo Inc.	1,600	1
*	AMERI Holdings Inc.	1,000	1
*	ARC Group Worldwide Inc.	400	1
	Communications Systems Inc.	214	1
*	Tintri Inc.	3,200	1
	BK Technologies Inc.	100	—
*	Socket Mobile Inc.	100	—
			4,462,994
Telecommunications (1.1%)
	AT&T Inc.	5,849,284	187,821
	Verizon Communications Inc.	3,324,920	167,277
	CenturyLink Inc.	789,704	14,720
*	T-Mobile US Inc.	240,017	14,341
*	Zayo Group Holdings Inc.	170,787	6,230
*	Sprint Corp.	485,708	2,642
*	Vonage Holdings Corp.	168,860	2,177
	Telephone & Data Systems Inc.	76,366	2,094
*	8x8 Inc.	70,303	1,410
*	GTT Communications Inc.	27,631	1,243
*,^	Iridium Communications Inc.	76,479	1,231
	Shenandoah Telecommunications Co.	36,882	1,206
*	Intelsat SA	54,937	915
	Consolidated Communications Holdings Inc.	62,531	773
*	ORBCOMM Inc.	62,272	629
*	Cincinnati Bell Inc.	38,246	601
	ATN International Inc.	7,877	416
*	United States Cellular Corp.	10,199	378
^	Frontier Communications Corp.	66,500	356
	Spok Holdings Inc.	16,242	244
*	Globalstar Inc.	496,985	244
*	pdvWireless Inc.	9,248	231
*	HC2 Holdings Inc.	37,800	221
*	Alaska Communications Systems Group Inc.	58,205	103
	IDT Corp. Class B	17,552	99
*	Hawaiian Telcom Holdco Inc.	2,505	72

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Pareteum Corp.	12,184	30
*†	Ocera Therapeutics CVR Line	3,700	1
	Windstream Holdings Inc.	17	—
			407,705
Utilities (1.7%)
	NextEra Energy Inc.	374,017	62,472
	Duke Energy Corp.	562,294	44,466
	Southern Co.	822,055	38,069
	Dominion Energy Inc.	524,550	35,764
	Exelon Corp.	770,863	32,839
	American Electric Power Co. Inc.	400,587	27,741
	Sempra Energy	215,150	24,981
	Public Service Enterprise Group Inc.	406,577	22,012
	Consolidated Edison Inc.	258,821	20,183
	Xcel Energy Inc.	415,229	18,968
	PG&E Corp.	420,753	17,907
	PPL Corp.	618,904	17,670
	WEC Energy Group Inc.	260,469	16,839
	Edison International	265,251	16,782
	DTE Energy Co.	150,074	15,552
	Eversource Energy	257,792	15,109
	FirstEnergy Corp.	386,995	13,897
*	Evergy Inc.	219,321	12,315
	American Water Works Co. Inc.	143,891	12,285
	Ameren Corp.	199,578	12,144
	Entergy Corp.	147,178	11,891
	CMS Energy Corp.	234,800	11,101
	CenterPoint Energy Inc.	351,025	9,727
*	Vistra Energy Corp.	338,330	8,005
	Atmos Energy Corp.	88,558	7,983
	Alliant Energy Corp.	185,987	7,871
	NiSource Inc.	298,690	7,850
	NRG Energy Inc.	240,879	7,395
	Pinnacle West Capital Corp.	91,731	7,390
	AES Corp.	539,885	7,240
	UGI Corp.	138,709	7,223
	Aqua America Inc.	142,168	5,001
	Vectren Corp.	66,991	4,786
	IDACORP Inc.	40,185	3,707
	WGL Holdings Inc.	39,799	3,532
	National Fuel Gas Co.	63,646	3,371
	New Jersey Resources Corp.	70,678	3,163
	ONE Gas Inc.	42,238	3,157
	Portland General Electric Co.	72,963	3,120
	ALLETE Inc.	40,175	3,110
	Southwest Gas Holdings Inc.	37,521	2,862
	Hawaiian Electric Industries Inc.	83,083	2,850
	Spire Inc.	38,984	2,754
	Black Hills Corp.	44,815	2,743
	Avista Corp.	51,118	2,692
	PNM Resources Inc.	64,519	2,510
	Avangrid Inc.	46,816	2,478
	NorthWestern Corp.	42,418	2,428
	South Jersey Industries Inc.	72,415	2,424
	El Paso Electric Co.	31,885	1,884
	Ormat Technologies Inc.	33,215	1,767
	American States Water Co.	30,295	1,732
	MGE Energy Inc.	26,943	1,699
	California Water Service Group	39,504	1,539
	Northwest Natural Gas Co.	23,907	1,525
	SCANA Corp.	35,648	1,373
*	Evoqua Water Technologies Corp.	56,779	1,164
	Chesapeake Utilities Corp.	12,060	964
	SJW Group	14,212	941

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Sunrun Inc.	68,555	901
	TerraForm Power Inc. Class A	57,787	676
	Unitil Corp.	11,321	578
	Connecticut Water Service Inc.	8,747	571
	Middlesex Water Co.	12,574	530
	York Water Co.	10,526	335
*,^	Cadiz Inc.	19,827	260
	Artesian Resources Corp. Class A	6,304	244
*	Atlantic Power Corp.	103,002	227
*,^	AquaVenture Holdings Ltd.	11,943	186
	RGC Resources Inc.	5,800	169
*	Vivint Solar Inc.	25,305	125
*	Pure Cycle Corp.	12,161	116
	Genie Energy Ltd. Class B	13,203	65

			647,930

Total Common Stocks (Cost $9,543,630)			22,469,664

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (25.5%)
U.S. Government Securities (16.1%)
United States Treasury Note/Bond	8.875%	2/15/19	1,850	1,925
United States Treasury Note/Bond	1.125%	2/28/19	345	342
United States Treasury Note/Bond	1.250%	5/31/19	110	109
United States Treasury Note/Bond	0.875%	7/31/19	12,592	12,389
United States Treasury Note/Bond	1.375%	7/31/19	5,940	5,875
United States Treasury Note/Bond	1.625%	7/31/19	18,861	18,708
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,225
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,151
United States Treasury Note/Bond	8.125%	8/15/19	5,535	5,880
United States Treasury Note/Bond	1.000%	8/31/19	14,175	13,945
United States Treasury Note/Bond	1.250%	8/31/19	10,477	10,338
United States Treasury Note/Bond	1.625%	8/31/19	9,946	9,856
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,762
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,738
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,167
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,405
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,741
United States Treasury Note/Bond	1.500%	10/31/19	69,470	68,613
United States Treasury Note/Bond	1.000%	11/15/19	163,585	160,390
United States Treasury Note/Bond	3.375%	11/15/19	24,504	24,799
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,496
United States Treasury Note/Bond	1.500%	11/30/19	35,106	34,634
United States Treasury Note/Bond	1.750%	11/30/19	39,445	39,051
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,295
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,054
United States Treasury Note/Bond	1.625%	12/31/19	28,033	27,683
United States Treasury Note/Bond	1.875%	12/31/19	16,965	16,814
United States Treasury Note/Bond	1.375%	1/15/20	31,028	30,510
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,139
United States Treasury Note/Bond	1.375%	1/31/20	2,295	2,256
United States Treasury Note/Bond	2.000%	1/31/20	400	397
United States Treasury Note/Bond	1.375%	2/15/20	20,386	20,023
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,415
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,579
United States Treasury Note/Bond	1.375%	2/29/20	14,143	13,882
United States Treasury Note/Bond	2.250%	2/29/20	5,156	5,134
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,196
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,739
United States Treasury Note/Bond	1.375%	3/31/20	20,250	19,858
United States Treasury Note/Bond	2.250%	3/31/20	8,807	8,767

	56

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	4/15/20	29,330	28,808
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,772
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,358
United States Treasury Note/Bond	2.375%	4/30/20	28,762	28,686
United States Treasury Note/Bond	1.500%	5/15/20	81,832	80,311
United States Treasury Note/Bond	3.500%	5/15/20	18,560	18,882
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,406
United States Treasury Note/Bond	1.500%	5/31/20	29,462	28,891
United States Treasury Note/Bond	2.500%	5/31/20	16,705	16,695
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,705
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,238
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,246
United States Treasury Note/Bond	2.500%	6/30/20	17,110	17,102
United States Treasury Note/Bond	1.500%	7/15/20	44,330	43,416
United States Treasury Note/Bond	1.625%	7/31/20	16,115	15,813
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,198
United States Treasury Note/Bond	1.500%	8/15/20	26,380	25,807
United States Treasury Note/Bond	2.625%	8/15/20	15,775	15,795
United States Treasury Note/Bond	1.375%	8/31/20	19,177	18,701
United States Treasury Note/Bond	1.375%	9/15/20	12,482	12,166
United States Treasury Note/Bond	1.625%	10/15/20	38,791	37,973
United States Treasury Note/Bond	1.375%	10/31/20	43,104	41,932
United States Treasury Note/Bond	1.750%	10/31/20	32,911	32,294
United States Treasury Note/Bond	1.750%	11/15/20	117,815	115,569
United States Treasury Note/Bond	2.625%	11/15/20	66,571	66,623
United States Treasury Note/Bond	1.625%	11/30/20	38,750	37,878
United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,676
United States Treasury Note/Bond	1.875%	12/15/20	60,095	59,081
United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,198
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,346
United States Treasury Note/Bond	2.000%	1/15/21	18,026	17,761
United States Treasury Note/Bond	1.375%	1/31/21	34,657	33,596
United States Treasury Note/Bond	2.125%	1/31/21	19,996	19,755
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,255
United States Treasury Note/Bond	3.625%	2/15/21	10,603	10,871
United States Treasury Note/Bond	7.875%	2/15/21	400	453
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,507
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,083
United States Treasury Note/Bond	2.375%	3/15/21	8,626	8,573
United States Treasury Note/Bond	1.250%	3/31/21	43,160	41,609
United States Treasury Note/Bond	2.250%	3/31/21	9,050	8,962
United States Treasury Note/Bond	2.375%	4/15/21	65,084	64,667
United States Treasury Note/Bond	1.375%	4/30/21	32,639	31,543
United States Treasury Note/Bond	2.250%	4/30/21	12,075	11,954
United States Treasury Note/Bond	2.625%	5/15/21	82,387	82,387
United States Treasury Note/Bond	3.125%	5/15/21	27,687	28,068
United States Treasury Note/Bond	1.375%	5/31/21	13,330	12,863
United States Treasury Note/Bond	2.000%	5/31/21	27,003	26,530
United States Treasury Note/Bond	1.125%	6/30/21	51,329	49,108
United States Treasury Note/Bond	2.125%	6/30/21	38,700	38,132
United States Treasury Note/Bond	1.125%	7/31/21	26,420	25,244
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,376
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,283
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,510
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,053
United States Treasury Note/Bond	1.125%	9/30/21	21,860	20,828
United States Treasury Note/Bond	2.125%	9/30/21	10,325	10,156
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,222
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,081
United States Treasury Note/Bond	2.000%	11/15/21	54,050	52,901
United States Treasury Note/Bond	1.750%	11/30/21	46,330	44,954
United States Treasury Note/Bond	1.875%	11/30/21	10,876	10,597
United States Treasury Note/Bond	2.000%	12/31/21	10,723	10,483
United States Treasury Note/Bond	2.125%	12/31/21	20,200	19,834

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,028
United States Treasury Note/Bond	1.875%	1/31/22	53,130	51,677
United States Treasury Note/Bond	2.000%	2/15/22	3,553	3,470
United States Treasury Note/Bond	1.750%	2/28/22	26,621	25,756
United States Treasury Note/Bond	1.875%	2/28/22	33,555	32,611
United States Treasury Note/Bond	1.750%	3/31/22	22,279	21,541
United States Treasury Note/Bond	1.875%	3/31/22	14,755	14,328
United States Treasury Note/Bond	1.750%	4/30/22	6,196	5,983
United States Treasury Note/Bond	1.875%	4/30/22	11,258	10,924
United States Treasury Note/Bond	1.750%	5/15/22	1,025	989
United States Treasury Note/Bond	1.750%	5/31/22	36,207	34,934
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,521
United States Treasury Note/Bond	1.750%	6/30/22	1,405	1,355
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,135
United States Treasury Note/Bond	1.875%	7/31/22	33,815	32,732
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,583
United States Treasury Note/Bond	1.625%	8/15/22	12,333	11,811
United States Treasury Note/Bond	1.625%	8/31/22	6,550	6,272
United States Treasury Note/Bond	1.875%	8/31/22	8,616	8,333
United States Treasury Note/Bond	1.750%	9/30/22	8,875	8,534
United States Treasury Note/Bond	1.875%	9/30/22	29,360	28,378
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,057
United States Treasury Note/Bond	2.000%	10/31/22	20,710	20,105
United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,763
United States Treasury Note/Bond	2.000%	11/30/22	48,163	46,741
United States Treasury Note/Bond	2.125%	12/31/22	54,980	53,588
United States Treasury Note/Bond	1.750%	1/31/23	25,218	24,162
United States Treasury Note/Bond	2.375%	1/31/23	975	960
United States Treasury Note/Bond	2.000%	2/15/23	12,778	12,376
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,308
United States Treasury Note/Bond	1.500%	2/28/23	3,005	2,844
United States Treasury Note/Bond	2.625%	2/28/23	8,010	7,976
United States Treasury Note/Bond	1.500%	3/31/23	24,625	23,282
United States Treasury Note/Bond	2.500%	3/31/23	65,451	64,786
United States Treasury Note/Bond	1.625%	4/30/23	22,585	21,452
United States Treasury Note/Bond	2.750%	4/30/23	23,480	23,495
United States Treasury Note/Bond	1.750%	5/15/23	30,243	28,887
United States Treasury Note/Bond	1.625%	5/31/23	23,885	22,672
United States Treasury Note/Bond	2.750%	5/31/23	5,895	5,901
United States Treasury Note/Bond	1.375%	6/30/23	25,610	23,981
United States Treasury Note/Bond	2.625%	6/30/23	29,561	29,413
United States Treasury Note/Bond	1.250%	7/31/23	22,360	20,777
United States Treasury Note/Bond	2.500%	8/15/23	34,410	34,001
United States Treasury Note/Bond	6.250%	8/15/23	8,980	10,476
United States Treasury Note/Bond	1.375%	8/31/23	22,170	20,705
United States Treasury Note/Bond	1.375%	9/30/23	20,585	19,199
United States Treasury Note/Bond	1.625%	10/31/23	49,991	47,179
United States Treasury Note/Bond	2.750%	11/15/23	28,356	28,338
United States Treasury Note/Bond	2.125%	11/30/23	65,970	63,846
United States Treasury Note/Bond	2.250%	12/31/23	9,575	9,321
United States Treasury Note/Bond	2.250%	1/31/24	32,580	31,694
United States Treasury Note/Bond	2.750%	2/15/24	22,074	22,040
United States Treasury Note/Bond	2.125%	2/29/24	47,810	46,174
United States Treasury Note/Bond	2.125%	3/31/24	49,500	47,768
United States Treasury Note/Bond	2.000%	4/30/24	30,695	29,400
United States Treasury Note/Bond	2.500%	5/15/24	65,279	64,238
United States Treasury Note/Bond	2.000%	5/31/24	37,779	36,150
United States Treasury Note/Bond	2.000%	6/30/24	18,635	17,820
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,158
United States Treasury Note/Bond	2.375%	8/15/24	33,710	32,899
United States Treasury Note/Bond	1.875%	8/31/24	9,023	8,556
United States Treasury Note/Bond	2.125%	9/30/24	64,208	61,720
United States Treasury Note/Bond	2.250%	10/31/24	35,320	34,183
United States Treasury Note/Bond	2.250%	11/15/24	27,100	26,215

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	7.500%	11/15/24	675	860
United States Treasury Note/Bond	2.125%	11/30/24	70,805	67,973
United States Treasury Note/Bond	2.250%	12/31/24	60,000	58,013
United States Treasury Note/Bond	2.500%	1/31/25	14,165	13,904
United States Treasury Note/Bond	2.000%	2/15/25	61,048	58,043
United States Treasury Note/Bond	2.750%	2/28/25	7,073	7,046
United States Treasury Note/Bond	2.625%	3/31/25	27,575	27,256
United States Treasury Note/Bond	2.875%	4/30/25	70,285	70,549
United States Treasury Note/Bond	2.125%	5/15/25	50,016	47,851
United States Treasury Note/Bond	2.875%	5/31/25	30,915	31,026
United States Treasury Note/Bond	2.750%	6/30/25	10,000	9,956
United States Treasury Note/Bond	2.000%	8/15/25	41,547	39,346
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,450
United States Treasury Note/Bond	2.250%	11/15/25	30,347	29,185
United States Treasury Note/Bond	1.625%	2/15/26	21,332	19,566
United States Treasury Note/Bond	1.625%	5/15/26	50,448	46,136
United States Treasury Note/Bond	1.500%	8/15/26	51,545	46,535
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,974
United States Treasury Note/Bond	2.000%	11/15/26	37,355	34,997
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,520
United States Treasury Note/Bond	2.250%	2/15/27	44,372	42,327
United States Treasury Note/Bond	2.375%	5/15/27	39,155	37,693
United States Treasury Note/Bond	2.250%	8/15/27	44,099	41,949
United States Treasury Note/Bond	2.250%	11/15/27	39,003	37,053
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,151
United States Treasury Note/Bond	2.750%	2/15/28	50,868	50,399
United States Treasury Note/Bond	2.875%	5/15/28	37,163	37,221
United States Treasury Note/Bond	5.500%	8/15/28	5,245	6,453
United States Treasury Note/Bond	5.250%	11/15/28	9,875	11,975
United States Treasury Note/Bond	5.250%	2/15/29	11,313	13,767
United States Treasury Note/Bond	6.125%	8/15/29	4,420	5,782
United States Treasury Note/Bond	6.250%	5/15/30	11,570	15,475
United States Treasury Note/Bond	5.375%	2/15/31	12,800	16,164
United States Treasury Note/Bond	4.500%	2/15/36	13,800	16,858
United States Treasury Note/Bond	4.750%	2/15/37	9,525	12,058
United States Treasury Note/Bond	5.000%	5/15/37	15,403	20,091
United States Treasury Note/Bond	4.375%	2/15/38	13,842	16,850
United States Treasury Note/Bond	4.500%	5/15/38	8,000	9,904
United States Treasury Note/Bond	3.500%	2/15/39	20,301	22,081
United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,701
United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,813
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,335
United States Treasury Note/Bond	4.625%	2/15/40	13,760	17,443
United States Treasury Note/Bond	4.375%	5/15/40	12,975	15,943
United States Treasury Note/Bond	3.875%	8/15/40	11,185	12,852
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,495
United States Treasury Note/Bond	4.750%	2/15/41	18,088	23,413
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,356
United States Treasury Note/Bond	3.750%	8/15/41	12,000	13,564
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,469
United States Treasury Note/Bond	3.125%	2/15/42	15,773	16,177
United States Treasury Note/Bond	3.000%	5/15/42	3,425	3,440
United States Treasury Note/Bond	2.750%	8/15/42	35,375	33,988
United States Treasury Note/Bond	2.750%	11/15/42	78,783	75,632
United States Treasury Note/Bond	3.125%	2/15/43	22,332	22,883
United States Treasury Note/Bond	2.875%	5/15/43	38,760	38,021
United States Treasury Note/Bond	3.625%	8/15/43	36,486	40,597
United States Treasury Note/Bond	3.750%	11/15/43	42,554	48,319
United States Treasury Note/Bond	3.625%	2/15/44	29,063	32,378
United States Treasury Note/Bond	3.375%	5/15/44	21,816	23,343
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,326
United States Treasury Note/Bond	3.000%	11/15/44	20,069	20,119
United States Treasury Note/Bond	2.500%	2/15/45	36,593	33,311
United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,189

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.875%	8/15/45	30,317	29,672
	United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,090
	United States Treasury Note/Bond	2.500%	2/15/46	39,339	35,712
	United States Treasury Note/Bond	2.500%	5/15/46	41,805	37,931
	United States Treasury Note/Bond	2.250%	8/15/46	25,312	21,764
	United States Treasury Note/Bond	2.875%	11/15/46	36,710	35,901
	United States Treasury Note/Bond	3.000%	2/15/47	7,500	7,518
	United States Treasury Note/Bond	3.000%	5/15/47	46,322	46,409
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	30,631
	United States Treasury Note/Bond	2.750%	11/15/47	34,982	33,342
	United States Treasury Note/Bond	3.000%	2/15/48	39,761	39,848
	United States Treasury Note/Bond	3.125%	5/15/48	35,915	36,880
					6,049,788
Agency Bonds and Notes (0.7%)
2	AID-Iraq	2.149%	1/18/22	1,100	1,075
2	AID-Israel	5.500%	12/4/23	375	423
2	AID-Israel	5.500%	4/26/24	1,400	1,586
2	AID-Jordan	2.503%	10/30/20	750	743
2	AID-Jordan	2.578%	6/30/22	320	316
2	AID-Jordan	3.000%	6/30/25	400	398
2	AID-Tunisia	2.452%	7/24/21	250	247
2	AID-Tunisia	1.416%	8/5/21	200	192
2	AID-Ukraine	1.847%	5/29/20	700	687
2	AID-Ukraine	1.471%	9/29/21	675	644
3	Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,107
3	Federal Farm Credit Banks	2.375%	3/27/20	500	499
3	Federal Farm Credit Banks	2.550%	5/15/20	1,000	1,000
3	Federal Farm Credit Banks	1.680%	10/13/20	825	808
3	Federal Farm Credit Banks	3.500%	12/20/23	500	516
3	Federal Home Loan Banks	0.875%	8/5/19	2,000	1,967
3	Federal Home Loan Banks	1.000%	9/26/19	4,000	3,929
3	Federal Home Loan Banks	1.500%	10/21/19	5,475	5,406
3	Federal Home Loan Banks	1.375%	11/15/19	1,575	1,551
3	Federal Home Loan Banks	2.125%	2/11/20	8,075	8,023
3	Federal Home Loan Banks	1.875%	3/13/20	500	494
3	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,129
3	Federal Home Loan Banks	2.375%	3/30/20	5,430	5,414
3	Federal Home Loan Banks	2.625%	5/28/20	5,000	5,005
3	Federal Home Loan Banks	3.375%	6/12/20	1,825	1,852
3	Federal Home Loan Banks	1.375%	9/28/20	1,950	1,897
3	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,060
3	Federal Home Loan Banks	1.375%	2/18/21	1,600	1,548
3	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,732
3	Federal Home Loan Banks	1.125%	7/14/21	3,000	2,864
3	Federal Home Loan Banks	1.875%	11/29/21	6,000	5,837
3	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,060
3	Federal Home Loan Banks	2.875%	6/14/24	2,000	1,994
3	Federal Home Loan Banks	5.375%	8/15/24	815	925
3	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,632
4	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,792
4	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,149
4	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,808
4	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,309
4	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	3,143	3,078
4	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	3,323	3,319
4	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,257	1,230
4	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,913
4	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,574
4	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	4,962
4	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,625
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,765
4	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	3,987
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	360
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	3,942

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,967
4	Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,248
4	Federal National Mortgage Assn.	1.750%	9/12/19	7,000	6,941
4	Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,357
4	Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,452
4	Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,782
4	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,973
4	Federal National Mortgage Assn.	1.500%	2/28/20	5,060	4,976
4	Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,917
4	Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,933
4	Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,701
4	Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,962
4	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,837
4	Federal National Mortgage Assn.	2.500%	4/13/21	3,000	2,985
4	Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,677
4	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,913
4	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,875
4	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	5,851
4	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,846
4	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,069
4	Federal National Mortgage Assn.	2.375%	1/19/23	9,574	9,404
4	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	1,969
4	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	1,965
4	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,650
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,931
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,833
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,519
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,687
	Private Export Funding Corp.	1.450%	8/15/19	350	346
	Private Export Funding Corp.	2.250%	3/15/20	650	645
	Private Export Funding Corp.	2.300%	9/15/20	175	173
	Private Export Funding Corp.	4.300%	12/15/21	175	183
	Private Export Funding Corp.	2.800%	5/15/22	200	200
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,032
	Private Export Funding Corp.	3.550%	1/15/24	725	745
	Private Export Funding Corp.	2.450%	7/15/24	525	509
	Private Export Funding Corp.	3.250%	6/15/25	175	177
3	Tennessee Valley Authority	2.250%	3/15/20	1,575	1,566
3	Tennessee Valley Authority	3.875%	2/15/21	905	931
3	Tennessee Valley Authority	1.875%	8/15/22	425	410
3	Tennessee Valley Authority	2.875%	9/15/24	954	947
3	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,349
3	Tennessee Valley Authority	2.875%	2/1/27	1,000	978
3	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,747
3	Tennessee Valley Authority	4.650%	6/15/35	500	574
3	Tennessee Valley Authority	5.880%	4/1/36	285	378
3	Tennessee Valley Authority	5.500%	6/15/38	225	290
3	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,675
3	Tennessee Valley Authority	5.375%	4/1/56	580	789
3	Tennessee Valley Authority	4.625%	9/15/60	519	629
3	Tennessee Valley Authority	4.250%	9/15/65	700	791
					265,657
Conventional Mortgage-Backed Securities (8.6%)
4,5	Fannie Mae Pool	2.000%	11/1/27–11/1/31	7,101	6,739
4,5	Fannie Mae Pool	2.500%	1/1/27–10/1/46	92,861	90,445
4,5,6	Fannie Mae Pool	3.000%	1/1/26–7/1/48	336,436	329,479
4,5,6	Fannie Mae Pool	3.500%	9/1/25–7/1/48	427,172	427,152
4,5,6	Fannie Mae Pool	4.000%	7/1/18–7/1/48	290,587	297,274
4,5,6	Fannie Mae Pool	4.500%	7/1/18–7/1/48	112,785	118,034
4,5,6	Fannie Mae Pool	5.000%	7/1/18–8/1/48	37,286	39,817
4,5	Fannie Mae Pool	5.500%	10/1/18–4/1/40	27,255	29,554
4,5	Fannie Mae Pool	6.000%	1/1/19–5/1/41	18,016	19,728
4,5	Fannie Mae Pool	6.500%	10/1/23–10/1/39	5,242	5,756
4,5	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,856	2,095

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	152	172
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	35	38
4,5	Fannie Mae Pool	8.500%	7/1/22–7/1/30	21	23
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	7	8
4,5	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
4,5	Fannie Mae Pool	10.000%	1/1/20–8/1/21	—	—
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,537	3,355
4,5,6	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	70,152	68,355
4,5,6	Freddie Mac Gold Pool	3.000%	10/1/24–7/1/48	239,126	233,906
4,5,6	Freddie Mac Gold Pool	3.500%	9/1/25–7/1/48	267,336	267,231
4,5,6	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/48	167,959	171,628
4,5,6	Freddie Mac Gold Pool	4.500%	7/1/18–7/1/48	66,845	69,829
4,5	Freddie Mac Gold Pool	5.000%	10/1/18–10/1/41	18,429	19,599
4,5	Freddie Mac Gold Pool	5.500%	10/1/18–6/1/41	16,164	17,531
4,5	Freddie Mac Gold Pool	6.000%	9/1/18–5/1/40	8,903	9,789
4,5	Freddie Mac Gold Pool	6.500%	2/1/19–3/1/39	2,206	2,447
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	628	705
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	102	114
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	72	78
4,5	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	9	11
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	7	7
4,5	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
4,5	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	10,837	10,650
5,6	Ginnie Mae I Pool	3.500%	11/15/25–7/1/48	13,741	13,839
5,6	Ginnie Mae I Pool	4.000%	10/15/24–7/1/48	23,724	24,401
5,6	Ginnie Mae I Pool	4.500%	8/15/18–7/1/48	20,768	21,807
5	Ginnie Mae I Pool	5.000%	11/15/18–4/15/41	12,095	12,844
5	Ginnie Mae I Pool	5.500%	10/15/18–6/15/41	5,992	6,475
5	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	3,686	4,026
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,225	1,318
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	502	565
5	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	157	168
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	99	106
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	19
5	Ginnie Mae I Pool	9.000%	1/15/20–2/15/30	12	12
5	Ginnie Mae I Pool	9.500%	8/15/20	—	—
5	Ginnie Mae I Pool	10.000%	3/15/19	—	—
5	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	8,757	8,379
5,6	Ginnie Mae II Pool	3.000%	2/20/27–7/1/48	234,315	230,196
5,6	Ginnie Mae II Pool	3.500%	9/20/25–7/1/48	379,839	382,480
5,6	Ginnie Mae II Pool	4.000%	9/20/25–6/1/48	182,914	188,336
5,6	Ginnie Mae II Pool	4.500%	11/20/35–7/1/48	71,633	75,036
5	Ginnie Mae II Pool	5.000%	6/20/33–5/20/48	22,614	24,129
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	6,626	7,036
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,665	2,891
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	784	871
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	127	150
					3,246,634
Nonconventional Mortgage-Backed Securities (0.1%)
4,5	Fannie Mae Pool	2.124%	3/1/43	492	486
4,5	Fannie Mae Pool	2.182%	6/1/43	347	345
4,5	Fannie Mae Pool	2.201%	10/1/42	184	187
4,5	Fannie Mae Pool	2.264%	7/1/43	512	496
4,5	Fannie Mae Pool	2.396%	10/1/42	285	283
4,5	Fannie Mae Pool	2.438%	9/1/43	59	58
4,5	Fannie Mae Pool	2.695%	12/1/43	472	492
4,5,7	Fannie Mae Pool	2.727%	3/1/42	306	318
4,5	Fannie Mae Pool	2.759%	1/1/42	216	222
4,5,8	Fannie Mae Pool	2.914%	9/1/43	333	337
4,5,7	Fannie Mae Pool	3.087%	9/1/37	140	143
4,5,8	Fannie Mae Pool	3.176%	4/1/37	37	39
4,5,7	Fannie Mae Pool	3.177%	12/1/41	108	111
4,5,7	Fannie Mae Pool	3.294%	12/1/33	35	37

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5,7	Fannie Mae Pool	3.298%	7/1/36	24	24
4,5,7	Fannie Mae Pool	3.360%	8/1/35	82	87
4,5	Fannie Mae Pool	3.365%	8/1/42	227	226
4,5,7	Fannie Mae Pool	3.385%	11/1/36	89	94
4,5,7	Fannie Mae Pool	3.410%	9/1/40	28	30
4,5,7	Fannie Mae Pool	3.415%	6/1/36	4	4
4,5,7	Fannie Mae Pool	3.431%	10/1/37	70	72
4,5,7	Fannie Mae Pool	3.440%	10/1/39–9/1/42	212	220
4,5,7	Fannie Mae Pool	3.445%	7/1/39	12	13
4,5,7	Fannie Mae Pool	3.448%	8/1/40	34	35
4,5,7	Fannie Mae Pool	3.450%	12/1/40	103	108
4,5,7	Fannie Mae Pool	3.455%	11/1/39	22	23
4,5,7	Fannie Mae Pool	3.478%	9/1/34	23	23
4,5,7	Fannie Mae Pool	3.500%	10/1/40	48	51
4,5,8	Fannie Mae Pool	3.525%	8/1/37	52	55
4,5,9	Fannie Mae Pool	3.530%	12/1/37	66	68
4,5,8	Fannie Mae Pool	3.535%	7/1/37	18	20
4,5,7	Fannie Mae Pool	3.549%	1/1/37	59	62
4,5,7	Fannie Mae Pool	3.555%	11/1/41	109	115
4,5,7	Fannie Mae Pool	3.557%	2/1/36	34	35
4,5,7	Fannie Mae Pool	3.558%	12/1/39	71	74
4,5,7	Fannie Mae Pool	3.560%	11/1/33–12/1/40	163	172
4,5,7	Fannie Mae Pool	3.563%	11/1/41	89	94
4,5,7	Fannie Mae Pool	3.565%	11/1/40–12/1/40	88	93
4,5,7	Fannie Mae Pool	3.567%	12/1/41	94	99
4,5,7	Fannie Mae Pool	3.570%	12/1/40	35	37
4,5,8	Fannie Mae Pool	3.583%	8/1/39	104	106
4,5,7	Fannie Mae Pool	3.590%	8/1/39	27	29
4,5,7	Fannie Mae Pool	3.604%	1/1/42	101	106
4,5	Fannie Mae Pool	3.614%	4/1/41	69	69
4,5,7	Fannie Mae Pool	3.627%	3/1/38	6	6
4,5,7	Fannie Mae Pool	3.645%	1/1/40	90	93
4,5,7	Fannie Mae Pool	3.659%	3/1/42	125	134
4,5,7	Fannie Mae Pool	3.661%	11/1/39	49	51
4,5,7	Fannie Mae Pool	3.676%	6/1/42	523	542
4,5,7	Fannie Mae Pool	3.681%	2/1/41	37	37
4,5,8	Fannie Mae Pool	3.682%	7/1/42	112	120
4,5,7	Fannie Mae Pool	3.684%	9/1/40	114	120
4,5,7	Fannie Mae Pool	3.727%	3/1/41	101	105
4,5,7	Fannie Mae Pool	3.728%	6/1/41	110	116
4,5,7	Fannie Mae Pool	3.739%	11/1/34	54	57
4,5,7	Fannie Mae Pool	3.759%	2/1/41	82	86
4,5,7	Fannie Mae Pool	3.764%	5/1/42	62	64
4,5,7	Fannie Mae Pool	3.765%	2/1/41	33	35
4,5,9	Fannie Mae Pool	3.784%	1/1/35	93	99
4,5,8	Fannie Mae Pool	3.795%	2/1/42	502	530
4,5,7	Fannie Mae Pool	3.817%	7/1/41	238	250
4,5,8	Fannie Mae Pool	3.886%	5/1/42	241	250
4,5,8	Fannie Mae Pool	3.934%	2/1/42	134	142
4,5,7	Fannie Mae Pool	3.948%	3/1/41	83	87
4,5,7	Fannie Mae Pool	4.068%	5/1/40	42	45
4,5,7	Fannie Mae Pool	4.158%	4/1/37	61	63
4,5,7	Fannie Mae Pool	4.234%	5/1/40	16	17
4,5,7	Fannie Mae Pool	4.331%	5/1/41	75	79
4,5,7	Fannie Mae Pool	4.389%	6/1/41	29	31
4,5	Freddie Mac Non Gold Pool	2.408%	5/1/42	48	48
4,5	Freddie Mac Non Gold Pool	2.505%	11/1/43	327	336
4,5,7	Freddie Mac Non Gold Pool	2.735%	10/1/37	5	5
4,5	Freddie Mac Non Gold Pool	2.737%	2/1/42	121	120
4,5	Freddie Mac Non Gold Pool	2.979%	12/1/41	153	159
4,5,7	Freddie Mac Non Gold Pool	3.329%	7/1/35	39	41
4,5,7	Freddie Mac Non Gold Pool	3.375%	1/1/38	14	15
4,5,7	Freddie Mac Non Gold Pool	3.390%	12/1/36	39	41
4,5,7	Freddie Mac Non Gold Pool	3.410%	10/1/37	33	35

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Freddie Mac Non Gold Pool	3.433%	3/1/42	154	162
4,5,7	Freddie Mac Non Gold Pool	3.492%	1/1/35–12/1/36	23	24
4,5,7	Freddie Mac Non Gold Pool	3.495%	12/1/40	100	104
4,5,7	Freddie Mac Non Gold Pool	3.496%	12/1/34	18	19
4,5,9	Freddie Mac Non Gold Pool	3.497%	11/1/34	40	41
4,5,8	Freddie Mac Non Gold Pool	3.530%	1/1/37	62	65
4,5,7	Freddie Mac Non Gold Pool	3.555%	2/1/37	23	24
4,5,7	Freddie Mac Non Gold Pool	3.566%	12/1/35	62	65
4,5,7	Freddie Mac Non Gold Pool	3.609%	3/1/37	8	8
4,5,7	Freddie Mac Non Gold Pool	3.630%	6/1/40–12/1/40	83	85
4,5,7	Freddie Mac Non Gold Pool	3.636%	2/1/42	34	36
4,5,7	Freddie Mac Non Gold Pool	3.650%	11/1/40	42	44
4,5,7	Freddie Mac Non Gold Pool	3.667%	9/1/40	109	114
4,5,7	Freddie Mac Non Gold Pool	3.703%	1/1/41	23	24
4,5,7	Freddie Mac Non Gold Pool	3.735%	1/1/41	56	59
4,5,9	Freddie Mac Non Gold Pool	3.814%	10/1/36	33	35
4,5,7	Freddie Mac Non Gold Pool	3.889%	3/1/41	22	23
4,5,7	Freddie Mac Non Gold Pool	3.900%	2/1/41	27	28
4,5,7	Freddie Mac Non Gold Pool	3.910%	2/1/41	60	63
4,5,7	Freddie Mac Non Gold Pool	3.942%	9/1/37	131	134
4,5,9	Freddie Mac Non Gold Pool	3.971%	2/1/36	35	36
4,5,7	Freddie Mac Non Gold Pool	4.084%	6/1/41	35	37
4,5,7	Freddie Mac Non Gold Pool	4.125%	5/1/38	4	4
4,5,7	Freddie Mac Non Gold Pool	4.145%	3/1/38	10	11
4,5,7	Freddie Mac Non Gold Pool	4.180%	6/1/40	38	40
4,5,9	Freddie Mac Non Gold Pool	4.232%	5/1/36	28	29
4,5,7	Freddie Mac Non Gold Pool	4.255%	5/1/40	20	20
4,5,7	Freddie Mac Non Gold Pool	4.347%	5/1/37	106	109
4,5,7	Freddie Mac Non Gold Pool	4.407%	5/1/40	22	23
4,5,7	Freddie Mac Non Gold Pool	4.483%	6/1/40	30	32
5,9	Ginnie Mae II Pool	2.625%	4/20/41–6/20/43	738	759
5,9	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	441	453
5,9	Ginnie Mae II Pool	3.000%	5/20/41	29	29
5,9	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	1,381	1,425
5,9	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	1,235	1,271
5	Ginnie Mae II Pool	3.500%	12/20/43	85	85
5,9	Ginnie Mae II Pool	3.625%	11/20/40	16	17

					15,294

Total U.S. Government and Agency Obligations (Cost $9,765,597)					9,577,373

Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	97	97
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	5	5
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	125
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	35	35
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	174
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	450	446
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	123
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	150
5	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	150
5	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,782
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	476
5	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	1,075	1,059
5	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	3,000	2,941
5	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	1,600	1,567
5	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	945
5	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	1,200	1,196
5	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	1,075	1,068
5	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	1,350	1,349
5	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	242	241
5	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	340	335
5	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	400	400
5	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	244	244

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	150	150
5	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,058
5	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	1,985
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	175	176
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	300	301
5	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.574%	2/15/50	1,080	1,067
5	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.748%	2/15/50	420	411
5	BANK 2017 - BNK4	3.625%	5/15/50	800	793
5	BANK 2017 - BNK5	3.390%	6/15/60	700	681
5	BANK 2017 - BNK5	3.624%	6/15/60	350	343
5	BANK 2017 - BNK6	3.518%	7/15/60	980	962
5	BANK 2017 - BNK6	3.741%	7/15/60	980	969
5	BANK 2017 - BNK7	3.175%	9/15/60	450	431
5	BANK 2017 - BNK7	3.435%	9/15/60	275	268
5	BANK 2017 - BNK7	3.748%	9/15/60	300	297
5	BANK 2017 - BNK8	3.488%	11/15/50	600	587
5	BANK 2017 - BNK8	3.731%	11/15/50	100	99
5	BANK 2017 - BNK9	3.279%	11/15/54	600	585
5	BANK 2017 - BNK9	3.538%	11/15/54	600	590
5	BANK 2018 - BN11	4.046%	3/15/61	400	409
5	BANK 2018 - BN12	4.255%	5/15/61	500	520
5	BANK 2018 - BN12	4.493%	5/15/61	150	157
5	BANK 2018 - BNK10	3.641%	2/15/61	125	125
5	BANK 2018 - BNK10	3.688%	2/15/61	1,050	1,043
5	BANK 2018 - BNK10	3.898%	2/15/61	150	150
5	Bank of America Credit Card Trust BACCT_18-A2	3.000%	9/15/23	1,750	1,751
	Bank of Nova Scotia	2.125%	9/11/19	900	891
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,766
	Bank of Nova Scotia	1.875%	4/26/21	600	582
5	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	518
5	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,165
5	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	327
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	93	93
5	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	448
5	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	200
5	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	457
5	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,300	1,317
5	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	634
5	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	409
5	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,025
5, †	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,060
5, †	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	500	515
5	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	275	272
5	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	53	53
5	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	643
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	123
5	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	14	14
5	Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	199	199
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	225
5	Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	127	127
5	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	199
5	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	222
5	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	862
5	Capital One Multi-Asset Execution Trust 2015-A5	1.600%	5/17/21	400	400
5	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	589
5	Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	575	568
5	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	775	763
5	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	650	641
5	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	700	690

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	682
5	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,125	1,102
5	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	895
5	Capital One Multi-Asset Execution Trust 2018-1	3.010%	2/15/24	500	500
5	CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	74	74
5	CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	48	48
5	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	99
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	99
5	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	148
5	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	298	295
5	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	112
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	320
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	220
5	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	347
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	99
5	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	300
5	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	200
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	584
5	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	594
5	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	65
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	500
5	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	131
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	493
5	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	297
5	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	247
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	465
5	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	269
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	52	53
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	792
5	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	429
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	534
5	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	395
5	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	915
5	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	294
5	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	592
5	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,267
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	896
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	589
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	766
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	681
5	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	763
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,344
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	743
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,088
5	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	754
5	Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	1,400	1,394
5	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,100	2,074
5	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	2,000	2,011
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	594
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	99
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	98
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	141	141
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	234
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	366
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	76
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	284
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	105
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	106
5	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	27	27
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	76
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	128
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	128
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	203
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	152

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	301
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	651
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	779
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	323
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	147	146
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	634
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	312
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	353
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	429
5	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	219
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	413
5	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	797
5	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	237
5	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	1,000	977
5	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	197
5	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	600	587
5	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	149
5	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	150	153
5	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	1,200	1,224
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	143
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	189
5,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	225
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	341
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	166
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	200
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	203
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	266
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	343
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	209
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	124	124
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	126
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	177
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	129
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	77
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	51
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	75	75
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	50	51
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	467
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	156
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	181
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	149
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	226
5	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	365	380
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	100	100
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	239
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	273
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	152
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	315	315
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	286
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	337
5	COMM 2014-CCRE14 Mortgage Trust	4.719%	2/10/47	175	182
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	292	292
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	114
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	216
5	COMM 2014-CCRE15 Mortgage Trust	4.851%	2/10/47	105	110
5	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	219	219
5	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	101
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	282
5	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	102
5	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	176
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	127
5	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	151
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	660
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	151

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	320
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	625
5	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	125
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	334
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	426
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	179
5	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	90
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	79
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	207
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	58
5	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	37
5	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	125
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	356
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	227
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	168
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	507
5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	415	415
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	425
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	802
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	227
5	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	200
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	566
5	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	199
5	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	249
5	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	373
5	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	174
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	428
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	849
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	401
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	399
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	74
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	416
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	196
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	604
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	498
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	397
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	200
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	173
5	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	94	94
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	544
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	223
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	327
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	426
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.252%	8/15/48	200	201
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	201
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	328
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	785
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	776
5	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	560
5	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	243
5	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	1,200	1,220
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	293
5	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	307
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	584
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	146
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,031
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	823
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	810
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,194
5	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	782
5	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	995
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	375	375
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	475	475
4,5	Fannie Mae-Aces	2.877%	2/25/27	1,200	1,159

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	99	101
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	574	579
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,241	1,259
4,5	Fannie Mae-Aces 2013-M12	2.466%	3/25/23	869	838
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	49	48
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	433
4,5	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	663	662
4,5	Fannie Mae-Aces 2014-M1	3.297%	7/25/23	1,637	1,635
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	735	730
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,152	1,136
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	139	136
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	467
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	363	357
4,5	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	604
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	627
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,092	1,081
4,5	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	1,105	1,100
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	151	147
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	639
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	764
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,029
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	339
4,5	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	850	819
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	991
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	736	708
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	387
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	490
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	717
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	331	321
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	799
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	832
4,5	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	950	887
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	696
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	385
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	377
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	752
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	560
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	190
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	282
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,210
4,5	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	1,200	1,127
4,5	Fannie Mae-Aces 2017-M10	2.647%	7/25/24	440	422
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	482
4,5	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	1,250	1,232
4,5	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	1,150	1,125
4,5	Fannie Mae-Aces 2017-M3	2.568%	12/25/26	1,500	1,415
4,5	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	1,200	1,141
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	651
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,534
4,5	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	1,825	1,746
4,5	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	720	696
4,5	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	400	389
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	116	116
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	180	180
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	93	93
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	96	96
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,775	1,817
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	800	822

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	523	533
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,441
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	1,140	1,109
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	100	97
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	892
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,244
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,249
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,259
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	748	745
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,268
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	780	777
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	860	855
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,228
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,397
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	50	51
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	295	291
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,491
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	215	213
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	856
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	335	330
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,028
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,001
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	167	162
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	680
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	173	170
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	596
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	373	364
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	675	668
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	650
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	189	184
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	529
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	829

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	444
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	755
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	450	448
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	275	271
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	700	674
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	1,000	957
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	575	544
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,025	972
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	500	476
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	800	788
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	1,000	996
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	2,000	1,998
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	2,400	2,408
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	1,775	1,783
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	1,500	1,484
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	915	906
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	600	588
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	500	495
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	875	862
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	275	273
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	400	397
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	450	452
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	675	687
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	1,575	1,635
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	385
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	2,000	1,981
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	900	864
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	400	407
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	850	859
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	205	204
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,247
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	398

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	92	92
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	353	352
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	574
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	99	99
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	141	141
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,660
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	763	755
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	1,972	1,955
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,632
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	152	149
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,404
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	1,300	1,298
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	685	671
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	793
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	380	369
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	1,000	1,022
4,5	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	775
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	500	496
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	1,000	1,017
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	150	148
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	200	199
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	474
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	525	518
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	500	485
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	1,000	994
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	1,600	1,592
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	1,500	1,480
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	800	788
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	1,175	1,166
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/24/24	99	101
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	1,200	1,226
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K732	3.700%	5/25/25	1,000	1,027

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	99	98
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	549
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	100
5	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19		—
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	21	21
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	46	46
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	99
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	469
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	269
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	567
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	78
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,553
5	Ford Credit Floorplan Master Owner Trust A Series
	2016-1	1.760%	2/15/21	800	796
5	Ford Credit Floorplan Master Owner Trust A Series
	2017-2	2.160%	9/15/22	700	686
5	Ford Credit Floorplan Master Owner Trust A Series
	2017-3	2.480%	9/15/24	720	701
5	Ford Credit Floorplan Master Owner Trust A Series
	2018-1	2.950%	5/15/23	1,000	996
5	Ford Credit Floorplan Master Owner Trust A Series
	2018-2	3.170%	3/15/25	900	896
5	GM Financial Automobile Leasing Trust 2015-3	1.810%	11/20/19	104	104
5	GM Financial Automobile Leasing Trust 2016-1	1.790%	3/20/20	425	424
5	GM Financial Automobile Leasing Trust 2016-2	1.620%	9/20/19	183	182
5	GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	249	248
5	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	550	547
5	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	125	124
5	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	200	200
5	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	75	75
5	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	475	474
5	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	400	398
5	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	246	241
5	GS Mortgage Securities Corporation II 2013-GC10	3.279%	2/10/46	92	91
5	GS Mortgage Securities Corporation II 2015-GC30	2.726%	5/10/50	300	298
5	GS Mortgage Securities Corporation II 2015-GC30	3.382%	5/10/50	450	444
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	754
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	417	419
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	324	317
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	272
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	116
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	12	12
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	137
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	699
5	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	139	139
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	102
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	130
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,056
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	283
5	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	176
5	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	152
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	484
5	GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	125	129
5	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	125
5	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	251
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	803
5	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	125
5	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	127
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	493
5	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	428
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	177

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	398
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	396
5	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	288
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	730
5	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	270
5	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	197
5	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	624
5	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	248
5	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	588
5	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	958
5	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	260
5	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	99	98
5	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	139	139
5	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	1,254	1,236
5	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	272
5	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	425	419
5	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	974	969
5	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	261	260
5	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	275	275
5	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	200	201
5	Huntington Auto Trust 2015-1	1.240%	9/16/19	6	6
5	Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	60	60
5	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	53	52
5	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	99
5	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	321
5	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	242
5	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	249
5	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	324
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	465	468
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	1,658	1,626
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	435
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.142%	12/15/47	146	145
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	109	108
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	150	152
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	200	205
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	300	310
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	150	156
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.112%	12/15/46	150	157
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	673	661
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	175	175
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	75	76
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2015-JP1	3.914%	1/15/49	325	330
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP3	2.870%	8/15/49	975	919
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP4	3.648%	12/15/49	400	398
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP4	3.870%	12/15/49	325	324
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.050%	7/15/50	400	397

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.744%	7/15/50	400	395
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	122	124
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.170%	7/15/45	81	82
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	240	244
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	790	816
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	220	227
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	205	205
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	65	66
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	435	449
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	275	284
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	90	90
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	188	190
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	625	647
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	125	129
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.044%	1/15/47	188	196
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	474	487
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	93	96
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.974%	2/15/47	113	117
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	171	171
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	225	228
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.996%	4/15/47	225	230
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	175	179
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.428%	8/15/47	109	110
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.775%	8/15/47	100	101
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.996%	8/15/47	75	76
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	3.801%	9/15/47	650	659
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	4.110%	9/15/47	175	177
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	3.934%	9/15/47	319	325
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	4.202%	9/15/47	188	192
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	2.940%	11/15/47	197	197
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.638%	11/15/47	150	151
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.914%	11/15/47	300	301

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	3.672%	11/15/47	750	754
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	4.065%	11/15/47	200	202
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.018%	1/15/48	400	400
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	600	597
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.800%	1/15/48	200	199
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.951%	1/15/48	200	199
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	2.734%	2/15/48	325	324
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.017%	2/15/48	409	404
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	218	213
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	2.773%	10/15/48	400	398
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.227%	10/15/48	500	488
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.532%	10/15/48	100	98
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	2.921%	5/15/48	391	390
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.304%	5/15/48	215	215
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.611%	5/15/48	350	349
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.559%	7/15/48	425	429
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.822%	7/15/48	425	430
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	4.226%	7/15/48	200	204
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.540%	8/15/48	203	205
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.801%	8/15/48	218	220
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.358%	11/15/48	425	425
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.598%	11/15/48	425	423
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C33	3.770%	12/15/48	300	302
5	JPMBB Commercial Mortgage Securities Trust 2016-
	C1	3.316%	3/15/49	325	324
5	JPMCC Commercial Mortgage Securities Trust 2017-
	JP5	3.723%	3/15/50	1,250	1,250
5	JPMDB Commercial Mortgage Securities Trust 2016-
	C2	3.144%	6/15/49	300	290
5	JPMDB Commercial Mortgage Securities Trust 2016-
	C2	3.484%	6/15/49	150	146
5	JPMDB Commercial Mortgage Securities Trust 2017-
	C5	3.694%	3/15/50	2,000	2,000
5	JPMDB Commercial Mortgage Securities Trust 2017-
	C5	3.858%	3/15/50	425	423
5	JPMDB Commercial Mortgage Securities Trust 2017-
	C7	3.409%	10/15/50	275	269
5	JPMDB Commercial Mortgage Securities Trust 2017-
	C7	3.712%	10/15/50	175	172
5	JPMDB Commercial Mortgage Securities Trust 2018-
	C8	4.211%	6/15/51	1,000	1,037

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JPMDB Commercial Mortgage Securities Trust 2018-
	C8	4.421%	6/15/51	125	130
5	LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41		—
5	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	994
5	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	495
5	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	350	348
5	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	74
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	49	49
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	74
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	175	174
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.219%	7/15/46	2,000	2,058
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.303%	8/15/46	240	249
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.503%	8/15/46	120	124
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	206	206
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	445	461
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	145	145
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	300	309
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.899%	11/15/46	150	155
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	179	176
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	36	35
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	225	223
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	100	99
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	150	148
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	125	124
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	153	153
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	394	398
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	375	385
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.793%	2/15/47	150	156
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	75	75
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	75	76
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	325	331
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.480%	6/15/47	125	127
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.194%	10/15/47	383	384
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	100	102
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	4.587%	10/15/47	125	128
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.101%	12/15/47	400	400

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.326%	12/15/47	225	225
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	275	274
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.069%	2/15/48	200	198
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	725	710
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.040%	4/15/48	425	420
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.306%	4/15/48	325	319
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.883%	4/15/48	200	199
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	2.982%	7/15/50	225	225
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.398%	7/15/50	150	150
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	450	453
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.383%	10/15/48	475	474
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	250	250
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.323%	10/15/48	275	275
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.531%	10/15/48	300	299
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.557%	12/15/47	200	200
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.753%	12/15/47	250	252
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.288%	1/15/49	300	299
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.544%	1/15/49	800	793
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C30	2.860%	9/15/49	800	753
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C31	3.102%	11/15/49	950	909
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.720%	12/15/49	800	799
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.994%	12/15/49	325	329
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C33	3.599%	5/15/50	1,000	988
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C33	3.852%	5/15/50	400	397
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C34	3.276%	11/15/52	400	388
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C34	3.536%	11/15/52	575	565
5	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	2	2
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	648
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	225
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	303
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	381
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	304
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	748
5	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	818
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	541
10	National Australia Bank Ltd.	2.250%	3/16/21	625	611
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	348
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	277

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	74
5	Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	23	23
5	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	82	82
5	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	124
5	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	63	62
5	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	197
5	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	331	328
5	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	267
5	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	566	557
5	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	259	252
5	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	525	522
5	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	400	398
5	Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	375	371
5	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	200	200
5	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	100	101
5	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	225	227
5	Royal Bank of Canada	2.200%	9/23/19	1,800	1,786
5	Royal Bank of Canada	2.100%	10/14/20	3,950	3,865
5	Royal Bank of Canada	1.875%	2/5/21	475	467
5	Royal Bank of Canada	2.300%	3/22/21	650	636
5	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	400	397
5	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	150	149
5	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	250	250
5	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	250	249
5	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	250	249
5	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	150	150
5	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	150	150
5	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	250	250
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,562	1,522
5	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	550	542
5	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	656
5	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	1,200	1,195
5	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	1,175	1,180
5	Synchrony Credit Card Master Note Trust Series 2012-
	7	1.760%	9/15/22	409	404
5	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.477%	8/15/39	14	14
10	Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,955
5	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	14	14
5	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	399
5	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	31	31
5	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	350	349
5	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	116	115
5	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	246
5	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	228	226
5	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	171
5	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	950	935
5	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	550	545
5	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	175	173
5	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	475	475
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	100	100
5	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	782
5	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	343
5	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	588
5	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	148
5	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	706
5	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	296
5	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	461
5	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	590
5	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	258
5	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	391
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	594
5	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	327
5, †	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,030
5	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	597

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,217
5	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	331
5	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	979
5	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	288
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	174
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	75
5	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	831
5	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,227
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	200	200
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	100	100
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	223	220
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	119	119
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	101
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	1,300	1,321
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	50
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	250
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	298
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	395
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	200
5	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	395
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	195
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	173
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,003
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	622
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	117
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	426
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	625
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	110
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	1,053	1,026
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	197
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	176
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	279
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	231
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	175	174
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	123
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	170
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	329
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	202
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	777
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	487
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	217
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	472
5	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	147
5	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	312
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	327
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	340
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	582
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	833
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	235
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	706
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	392
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	388
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	591
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	148
5	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	976
5	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,190
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,500	1,484
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,200	1,222
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	200	205
5	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	775	800
5, †	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	1,000	1,030
5	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	588
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	452
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	301

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	250
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	173
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	363	356
5	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	248
5	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	108
5	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	52
5	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	218
5	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	43
5	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	399
5	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	197
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	162
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	672
5	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	164
5	WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	80	80
5	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	183
5	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	188
5	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	301
5	WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	100
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	101
5	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	103
5	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	102
5	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	104
5	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	95	95
5	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	202
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,486
5	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	51
5	WFRBS Commercial Mortgage Trust 2013-C18	4.811%	12/15/46	75	79
5	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	246	246
5	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	151
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	180
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.769%	3/15/46	50	52
5	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	51
5	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	76
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	181
5	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	51
5	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	85	85
5	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	101
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	128
5	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	126
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	428
5	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	657
5	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	101
5	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	252
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	127
5	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	77
5	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	114	114
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	302
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	746
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	311
5	World Financial Network Credit Card Master Note Trust
	Series 2017-C	2.310%	8/15/24	625	613
5	World Financial Network Credit Card Master Note Trust
	Series 2018-A	3.070%	12/16/24	775	772
5	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	97	97
5	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	198

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $412,328)					403,978

Corporate Bonds (10.9%)
Finance (3.5%)
	Banking (2.5%)
	American Express Co.	2.200%	10/30/20	800	781
	American Express Co.	2.500%	8/1/22	2,400	2,300
	American Express Co.	2.650%	12/2/22	1,500	1,437

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American Express Co.	3.400%	2/27/23	1,200	1,187
	American Express Co.	3.000%	10/30/24	1,200	1,147
	American Express Co.	3.625%	12/5/24	750	736
	American Express Co.	4.050%	12/3/42	121	118
	American Express Credit Corp.	2.250%	8/15/19	300	298
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,085
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,463
	American Express Credit Corp.	2.600%	9/14/20	650	642
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,031
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,319
	American Express Credit Corp.	3.300%	5/3/27	2,850	2,739
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	247
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	300	297
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	1,000	977
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	1,000	976
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	791
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,235
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	291
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	1,000	967
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,000	961
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	745
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	944
	Banco Santander SA	3.848%	4/12/23	1,200	1,173
	Banco Santander SA	5.179%	11/19/25	1,700	1,713
	Banco Santander SA	3.800%	2/23/28	200	183
	Banco Santander SA	4.379%	4/12/28	200	191
	Bank of America Corp.	2.250%	4/21/20	1,000	986
	Bank of America Corp.	2.625%	10/19/20	550	543
	Bank of America Corp.	2.151%	11/9/20	500	488
	Bank of America Corp.	2.625%	4/19/21	2,090	2,052
5	Bank of America Corp.	2.369%	7/21/21	2,275	2,230
5	Bank of America Corp.	2.328%	10/1/21	2,500	2,446
5	Bank of America Corp.	2.738%	1/23/22	1,300	1,276
5	Bank of America Corp.	3.499%	5/17/22	1,000	999
	Bank of America Corp.	2.503%	10/21/22	1,850	1,771
	Bank of America Corp.	3.300%	1/11/23	5,400	5,314
5	Bank of America Corp.	3.124%	1/20/23	410	403
5	Bank of America Corp.	2.881%	4/24/23	6,375	6,190
5	Bank of America Corp.	2.816%	7/21/23	3,000	2,898
	Bank of America Corp.	4.100%	7/24/23	1,000	1,013
	Bank of America Corp.	3.004%	12/20/23	7,882	7,635
	Bank of America Corp.	4.125%	1/22/24	1,400	1,421
5	Bank of America Corp.	3.550%	3/5/24	820	810
	Bank of America Corp.	4.000%	4/1/24	946	952
	Bank of America Corp.	4.200%	8/26/24	2,500	2,513
	Bank of America Corp.	4.000%	1/22/25	4,240	4,183
	Bank of America Corp.	3.950%	4/21/25	1,500	1,469
5	Bank of America Corp.	3.093%	10/1/25	2,700	2,578
5	Bank of America Corp.	3.366%	1/23/26	1,300	1,246
	Bank of America Corp.	4.450%	3/3/26	1,225	1,228
	Bank of America Corp.	3.500%	4/19/26	100	97
	Bank of America Corp.	4.250%	10/22/26	1,575	1,551
	Bank of America Corp.	3.248%	10/21/27	1,625	1,511
	Bank of America Corp.	4.183%	11/25/27	1,200	1,168
5	Bank of America Corp.	3.824%	1/20/28	2,450	2,388
5	Bank of America Corp.	3.705%	4/24/28	1,525	1,465
5	Bank of America Corp.	3.593%	7/21/28	3,000	2,847
	Bank of America Corp.	3.419%	12/20/28	5,357	5,042
5	Bank of America Corp.	3.970%	3/5/29	1,200	1,180
	Bank of America Corp.	6.110%	1/29/37	910	1,047
5	Bank of America Corp.	4.244%	4/24/38	1,525	1,480
	Bank of America Corp.	7.750%	5/14/38	2,000	2,706
	Bank of America Corp.	5.875%	2/7/42	2,350	2,745
	Bank of America Corp.	5.000%	1/21/44	4,200	4,406

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America Corp.	4.875%	4/1/44	550	575
	Bank of America Corp.	4.750%	4/21/45	350	347
5	Bank of America Corp.	4.443%	1/20/48	625	606
5	Bank of America Corp.	3.946%	1/23/49	1,675	1,519
	Bank of America NA	6.000%	10/15/36	600	717
	Bank of Montreal	1.500%	7/18/19	1,200	1,184
	Bank of Montreal	2.100%	12/12/19	675	667
	Bank of Montreal	2.100%	6/15/20	800	784
	Bank of Montreal	3.100%	4/13/21	1,545	1,539
	Bank of Montreal	1.900%	8/27/21	1,500	1,434
	Bank of Montreal	2.350%	9/11/22	137	131
	Bank of Montreal	2.550%	11/6/22	313	301
5	Bank of Montreal	3.803%	12/15/32	2,400	2,224
	Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,889
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	410
	Bank of New York Mellon Corp.	2.600%	8/17/20	375	371
	Bank of New York Mellon Corp.	2.450%	11/27/20	750	737
	Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,934
	Bank of New York Mellon Corp.	3.550%	9/23/21	625	631
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,464
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	831
5	Bank of New York Mellon Corp.	2.661%	5/16/23	875	848
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	772
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	150
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	586
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,130
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	457
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,443
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	586
5	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,171
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	920
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	465
	Bank of Nova Scotia	2.150%	7/14/20	1,200	1,178
	Bank of Nova Scotia	4.375%	1/13/21	105	108
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,355
	Bank of Nova Scotia	2.700%	3/7/22	3,000	2,903
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,248
	Barclays Bank plc	5.140%	10/14/20	105	108
	Barclays Bank plc	2.650%	1/11/21	1,000	978
	Barclays plc	2.750%	11/8/19	475	472
	Barclays plc	2.875%	6/8/20	1,750	1,730
	Barclays plc	3.250%	1/12/21	1,000	986
	Barclays plc	3.200%	8/10/21	850	833
	Barclays plc	3.684%	1/10/23	950	923
5	Barclays plc	4.338%	5/16/24	4,000	3,949
	Barclays plc	3.650%	3/16/25	3,000	2,803
	Barclays plc	4.375%	1/12/26	1,200	1,168
	Barclays plc	4.337%	1/10/28	1,000	948
5	Barclays plc	4.972%	5/16/29	1,200	1,190
	Barclays plc	5.250%	8/17/45	450	436
	Barclays plc	4.950%	1/10/47	1,000	938
	BB&T Corp.	2.150%	2/1/21	550	536
	BB&T Corp.	2.050%	5/10/21	800	771
	BB&T Corp.	3.200%	9/3/21	750	748
	BB&T Corp.	2.750%	4/1/22	750	733
	BB&T Corp.	2.850%	10/26/24	475	450
	BB&T Corp.	3.700%	6/5/25	850	846
	BNP Paribas SA	2.375%	5/21/20	1,000	987
	BNP Paribas SA	5.000%	1/15/21	2,810	2,918
	BNP Paribas SA	3.250%	3/3/23	675	665
	BNP Paribas SA	4.250%	10/15/24	500	492
	BPCE SA	2.500%	7/15/19	700	697
	BPCE SA	2.250%	1/27/20	675	665
	BPCE SA	2.650%	2/3/21	825	808

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BPCE SA	2.750%	12/2/21	500	486
10	BPCE SA	3.000%	5/22/22	1,000	966
	BPCE SA	4.000%	4/15/24	1,200	1,200
	BPCE SA	3.375%	12/2/26	250	237
	Branch Banking & Trust Co.	2.100%	1/15/20	600	591
	Branch Banking & Trust Co.	2.250%	6/1/20	1,000	983
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,558
	Branch Banking & Trust Co.	3.800%	10/30/26	400	397
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	689
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	974
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	492
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,643
	Capital One Bank USA NA	8.800%	7/15/19	625	659
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,109
	Capital One Financial Corp.	2.500%	5/12/20	1,000	984
	Capital One Financial Corp.	2.400%	10/30/20	500	487
	Capital One Financial Corp.	4.750%	7/15/21	280	289
	Capital One Financial Corp.	3.050%	3/9/22	675	660
	Capital One Financial Corp.	3.200%	1/30/23	2,000	1,942
	Capital One Financial Corp.	3.500%	6/15/23	82	80
	Capital One Financial Corp.	3.750%	4/24/24	1,000	978
	Capital One Financial Corp.	3.300%	10/30/24	1,050	997
	Capital One Financial Corp.	4.200%	10/29/25	500	485
	Capital One Financial Corp.	3.750%	7/28/26	250	232
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,018
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,882
	Capital One NA	2.400%	9/5/19	350	347
	Capital One NA	1.850%	9/13/19	825	813
	Capital One NA	2.350%	1/31/20	1,000	985
	Capital One NA	2.950%	7/23/21	510	501
	Capital One NA	2.250%	9/13/21	675	646
	Capital One NA	2.650%	8/8/22	2,550	2,447
	Citibank NA	1.850%	9/18/19	1,825	1,801
	Citibank NA	3.050%	5/1/20	1,650	1,647
	Citibank NA	2.100%	6/12/20	1,000	979
	Citibank NA	2.125%	10/20/20	3,200	3,117
	Citibank NA	2.850%	2/12/21	830	820
5,10	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,349
	Citigroup Inc.	2.500%	7/29/19	575	573
	Citigroup Inc.	2.450%	1/10/20	1,300	1,285
	Citigroup Inc.	2.400%	2/18/20	675	666
	Citigroup Inc.	5.375%	8/9/20	470	490
	Citigroup Inc.	2.650%	10/26/20	5,000	4,921
	Citigroup Inc.	2.700%	3/30/21	2,650	2,595
	Citigroup Inc.	2.350%	8/2/21	600	577
	Citigroup Inc.	2.900%	12/8/21	2,000	1,959
	Citigroup Inc.	4.500%	1/14/22	2,000	2,054
	Citigroup Inc.	2.750%	4/25/22	1,875	1,818
	Citigroup Inc.	4.050%	7/30/22	2,225	2,236
	Citigroup Inc.	2.700%	10/27/22	1,550	1,488
5	Citigroup Inc.	3.142%	1/24/23	2,000	1,959
	Citigroup Inc.	3.500%	5/15/23	1,450	1,418
	Citigroup Inc.	3.875%	10/25/23	725	726
	Citigroup Inc.	3.750%	6/16/24	2,975	2,955
	Citigroup Inc.	4.000%	8/5/24	725	709
	Citigroup Inc.	3.875%	3/26/25	1,100	1,067
	Citigroup Inc.	3.300%	4/27/25	425	407
	Citigroup Inc.	4.400%	6/10/25	3,475	3,453
	Citigroup Inc.	5.500%	9/13/25	1,000	1,063
	Citigroup Inc.	3.700%	1/12/26	1,500	1,453
	Citigroup Inc.	4.600%	3/9/26	975	970
	Citigroup Inc.	3.400%	5/1/26	1,200	1,138
	Citigroup Inc.	3.200%	10/21/26	2,325	2,159
	Citigroup Inc.	4.300%	11/20/26	775	754

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	4.450%	9/29/27	2,900	2,838
5	Citigroup Inc.	3.887%	1/10/28	2,275	2,203
	Citigroup Inc.	6.625%	1/15/28	800	936
5	Citigroup Inc.	3.668%	7/24/28	2,475	2,350
	Citigroup Inc.	4.125%	7/25/28	975	931
5	Citigroup Inc.	3.520%	10/27/28	2,200	2,066
5	Citigroup Inc.	4.075%	4/23/29	1,300	1,271
	Citigroup Inc.	6.000%	10/31/33	425	476
	Citigroup Inc.	6.125%	8/25/36	1,699	1,919
5	Citigroup Inc.	3.878%	1/24/39	1,100	1,002
	Citigroup Inc.	8.125%	7/15/39	1,099	1,541
	Citigroup Inc.	5.875%	1/30/42	800	924
	Citigroup Inc.	5.300%	5/6/44	725	746
	Citigroup Inc.	4.650%	7/30/45	1,000	987
	Citigroup Inc.	4.750%	5/18/46	500	471
	Citizens Bank NA	2.450%	12/4/19	325	322
	Citizens Bank NA	2.250%	3/2/20	725	713
	Citizens Bank NA	2.200%	5/26/20	575	563
	Citizens Bank NA	2.250%	10/30/20	600	585
	Citizens Bank NA	2.650%	5/26/22	600	580
	Citizens Bank NA	3.700%	3/29/23	250	249
	Citizens Financial Group Inc.	4.300%	12/3/25	400	397
	Comerica Bank	4.000%	7/27/25	200	198
	Commonwealth Bank of Australia	2.300%	9/6/19	500	496
	Commonwealth Bank of Australia	2.400%	11/2/20	650	638
	Commonwealth Bank of Australia	2.550%	3/15/21	625	611
10	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	1,947
	Compass Bank	2.750%	9/29/19	225	224
	Compass Bank	3.500%	6/11/21	625	624
	Compass Bank	2.875%	6/29/22	1,550	1,496
	Cooperatieve Rabobank UA	2.250%	1/14/20	4,825	4,765
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	652
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,742
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	292
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,100
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	965
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,690
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	998
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	734
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,212
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	375
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	776
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,022
	Credit Suisse AG	5.300%	8/13/19	475	487
	Credit Suisse AG	5.400%	1/14/20	200	206
	Credit Suisse AG	3.000%	10/29/21	800	788
	Credit Suisse AG	3.625%	9/9/24	2,325	2,287
10	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,469
10	Credit Suisse Group AG	4.282%	1/9/28	2,500	2,423
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	794
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,619
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	4,250	4,228
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	2,085	2,056
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,437
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,298
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	941
	Credit Suisse USA Inc.	7.125%	7/15/32	465	585
	Deutsche Bank AG	2.700%	7/13/20	1,400	1,366
	Deutsche Bank AG	2.950%	8/20/20	400	390
	Deutsche Bank AG	3.125%	1/13/21	325	314
	Deutsche Bank AG	3.150%	1/22/21	1,500	1,452
	Deutsche Bank AG	3.375%	5/12/21	1,150	1,112
	Deutsche Bank AG	4.250%	10/14/21	3,000	2,954
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,340

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,246
	Deutsche Bank AG	3.700%	5/30/24	1,875	1,740
	Deutsche Bank AG	4.100%	1/13/26	400	372
	Discover Bank	7.000%	4/15/20	250	264
	Discover Bank	3.200%	8/9/21	350	345
	Discover Bank	3.350%	2/6/23	600	584
	Discover Bank	4.250%	3/13/26	1,125	1,107
	Discover Bank	3.450%	7/27/26	500	464
	Discover Financial Services	3.850%	11/21/22	225	224
	Discover Financial Services	3.950%	11/6/24	400	390
	Discover Financial Services	3.750%	3/4/25	375	358
	Discover Financial Services	4.100%	2/9/27	1,300	1,246
	Fifth Third Bancorp	3.500%	3/15/22	950	950
	Fifth Third Bancorp	4.300%	1/16/24	475	483
	Fifth Third Bancorp	3.950%	3/14/28	300	295
	Fifth Third Bancorp	8.250%	3/1/38	710	969
	Fifth Third Bank	1.625%	9/27/19	500	492
	Fifth Third Bank	2.250%	6/14/21	500	487
	Fifth Third Bank	2.875%	10/1/21	1,435	1,416
	Fifth Third Bank	3.850%	3/15/26	1,500	1,475
	First Horizon National Corp.	3.500%	12/15/20	300	301
	First Niagara Financial Group Inc.	6.750%	3/19/20	725	765
	First Republic Bank	2.500%	6/6/22	400	385
	First Republic Bank	4.375%	8/1/46	200	193
	First Republic Bank	4.625%	2/13/47	375	370
	FirstMerit Bank NA	4.270%	11/25/26	450	447
	Goldman Sachs Bank USA	3.200%	6/5/20	750	752
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,124
	Goldman Sachs Group Inc.	1.950%	7/23/19	2,000	1,981
	Goldman Sachs Group Inc.	2.550%	10/23/19	1,950	1,937
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,150	2,127
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,356
	Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,095
	Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,722
	Goldman Sachs Group Inc.	2.750%	9/15/20	975	963
	Goldman Sachs Group Inc.	2.875%	2/25/21	275	271
	Goldman Sachs Group Inc.	2.625%	4/25/21	500	489
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,916
	Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,923
	Goldman Sachs Group Inc.	5.750%	1/24/22	4,375	4,680
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,800	3,715
5	Goldman Sachs Group Inc.	2.876%	10/31/22	4,700	4,588
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,813
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,545	2,476
5	Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,517
5	Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,928
	Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,394
	Goldman Sachs Group Inc.	3.850%	7/8/24	3,025	2,998
	Goldman Sachs Group Inc.	3.500%	1/23/25	2,325	2,245
5	Goldman Sachs Group Inc.	3.272%	9/29/25	4,000	3,797
	Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,304
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,497
	Goldman Sachs Group Inc.	5.950%	1/15/27	630	682
	Goldman Sachs Group Inc.	3.850%	1/26/27	2,100	2,015
5	Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,801
5	Goldman Sachs Group Inc.	3.814%	4/23/29	3,000	2,843
5	Goldman Sachs Group Inc.	4.223%	5/1/29	2,500	2,462
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,509
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,296
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,920	3,463
5	Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	1,818
5	Goldman Sachs Group Inc.	4.411%	4/23/39	1,700	1,629
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,438
	Goldman Sachs Group Inc.	4.800%	7/8/44	1,975	1,950

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,975	2,916
	Goldman Sachs Group Inc.	4.750%	10/21/45	500	493
	HSBC Bank USA NA	4.875%	8/24/20	950	978
	HSBC Bank USA NA	5.875%	11/1/34	675	773
	HSBC Bank USA NA	5.625%	8/15/35	625	697
	HSBC Bank USA NA	7.000%	1/15/39	650	838
	HSBC Holdings plc	3.400%	3/8/21	3,651	3,650
	HSBC Holdings plc	5.100%	4/5/21	1,560	1,626
	HSBC Holdings plc	2.950%	5/25/21	2,000	1,972
	HSBC Holdings plc	2.650%	1/5/22	1,800	1,739
	HSBC Holdings plc	4.875%	1/14/22	160	167
	HSBC Holdings plc	4.000%	3/30/22	765	775
5	HSBC Holdings plc	3.262%	3/13/23	1,300	1,273
	HSBC Holdings plc	3.600%	5/25/23	1,300	1,288
5	HSBC Holdings plc	3.033%	11/22/23	1,050	1,013
	HSBC Holdings plc	4.250%	3/14/24	1,000	995
5	HSBC Holdings plc	3.950%	5/18/24	2,500	2,491
	HSBC Holdings plc	4.250%	8/18/25	750	737
	HSBC Holdings plc	4.300%	3/8/26	4,070	4,081
	HSBC Holdings plc	3.900%	5/25/26	2,200	2,141
	HSBC Holdings plc	4.375%	11/23/26	1,000	979
5	HSBC Holdings plc	4.041%	3/13/28	2,500	2,420
5	HSBC Holdings plc	4.583%	6/19/29	2,300	2,323
	HSBC Holdings plc	7.625%	5/17/32	400	508
	HSBC Holdings plc	7.350%	11/27/32	400	502
	HSBC Holdings plc	6.500%	5/2/36	2,485	2,874
	HSBC Holdings plc	6.500%	9/15/37	660	769
	HSBC Holdings plc	6.800%	6/1/38	550	661
	HSBC Holdings plc	6.100%	1/14/42	200	241
	HSBC Holdings plc	5.250%	3/14/44	3,500	3,535
	HSBC USA Inc.	2.375%	11/13/19	1,675	1,660
	HSBC USA Inc.	2.350%	3/5/20	1,175	1,160
	HSBC USA Inc.	2.750%	8/7/20	500	496
	HSBC USA Inc.	5.000%	9/27/20	645	664
	Huntington Bancshares Inc.	7.000%	12/15/20	450	484
	Huntington Bancshares Inc.	3.150%	3/14/21	650	646
	Huntington Bancshares Inc.	2.300%	1/14/22	325	312
	Huntington Bancshares Inc.	4.000%	5/15/25	400	401
	Huntington National Bank	2.375%	3/10/20	750	740
	Huntington National Bank	2.400%	4/1/20	250	246
	Huntington National Bank	2.875%	8/20/20	800	795
	Huntington National Bank	3.250%	5/14/21	1,050	1,046
	Huntington National Bank	2.500%	8/7/22	600	581
	ING Groep NV	3.150%	3/29/22	700	686
	ING Groep NV	3.950%	3/29/27	1,300	1,271
	Intesa Sanpaolo SPA	5.250%	1/12/24	625	609
	JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,775
	JPMorgan Chase & Co.	2.750%	6/23/20	8,515	8,437
	JPMorgan Chase & Co.	4.400%	7/22/20	1,130	1,157
	JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,200
	JPMorgan Chase & Co.	2.550%	10/29/20	8,925	8,792
	JPMorgan Chase & Co.	2.550%	3/1/21	800	783
	JPMorgan Chase & Co.	4.625%	5/10/21	835	864
	JPMorgan Chase & Co.	2.400%	6/7/21	975	950
	JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,858
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,033
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,767
5	JPMorgan Chase & Co.	3.514%	6/18/22	800	800
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,398
	JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,607
	JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,277
5	JPMorgan Chase & Co.	2.776%	4/25/23	1,000	970
	JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,346
	JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,915

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,585
5	JPMorgan Chase & Co.	3.559%	4/23/24	1,500	1,484
	JPMorgan Chase & Co.	3.625%	5/13/24	275	273
	JPMorgan Chase & Co.	3.875%	9/10/24	4,200	4,154
	JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,530
5	JPMorgan Chase & Co.	3.220%	3/1/25	2,480	2,392
	JPMorgan Chase & Co.	3.300%	4/1/26	2,000	1,909
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,064
	JPMorgan Chase & Co.	2.950%	10/1/26	1,950	1,810
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,627
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	936
5	JPMorgan Chase & Co.	3.782%	2/1/28	2,650	2,583
5	JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,699
5	JPMorgan Chase & Co.	3.509%	1/23/29	1,825	1,722
5	JPMorgan Chase & Co.	4.005%	4/23/29	1,500	1,481
	JPMorgan Chase & Co.	6.400%	5/15/38	2,410	2,968
5	JPMorgan Chase & Co.	3.882%	7/24/38	2,230	2,061
	JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,389
	JPMorgan Chase & Co.	5.600%	7/15/41	1,450	1,624
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,324
	JPMorgan Chase & Co.	5.625%	8/16/43	900	995
	JPMorgan Chase & Co.	4.950%	6/1/45	250	254
5	JPMorgan Chase & Co.	4.260%	2/22/48	2,925	2,733
5	JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,251
5	JPMorgan Chase & Co.	3.964%	11/15/48	1,500	1,340
5	JPMorgan Chase & Co.	3.897%	1/23/49	2,000	1,777
	JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	985
5	JPMorgan Chase Bank NA	2.604%	2/1/21	1,000	991
5	JPMorgan Chase Bank NA	3.086%	4/26/21	1,600	1,596
	KeyBank NA	2.500%	12/15/19	300	297
	KeyBank NA	2.250%	3/16/20	500	493
	KeyBank NA	3.350%	6/15/21	325	325
	KeyBank NA	2.500%	11/22/21	300	292
	KeyBank NA	2.400%	6/9/22	1,000	959
	KeyBank NA	2.300%	9/14/22	500	476
	KeyBank NA	3.375%	3/7/23	500	495
	KeyBank NA	3.300%	6/1/25	500	486
	KeyCorp	5.100%	3/24/21	1,310	1,369
	KeyCorp	4.100%	4/30/28	1,400	1,394
	Lloyds Bank plc	2.400%	3/17/20	125	123
	Lloyds Bank plc	6.375%	1/21/21	1,875	2,008
	Lloyds Bank plc	3.300%	5/7/21	800	796
	Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,167
5	Lloyds Banking Group plc	2.907%	11/7/23	1,000	952
	Lloyds Banking Group plc	4.500%	11/4/24	1,000	984
	Lloyds Banking Group plc	4.450%	5/8/25	500	503
	Lloyds Banking Group plc	4.582%	12/10/25	3,050	2,983
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	944
	Lloyds Banking Group plc	4.375%	3/22/28	800	786
5	Lloyds Banking Group plc	3.574%	11/7/28	1,000	920
	Lloyds Banking Group plc	5.300%	12/1/45	200	198
	Lloyds Banking Group plc	4.344%	1/9/48	2,000	1,706
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	794
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	467
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	492
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,366
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	242
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,447
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,679
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	735
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	965
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	991
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	189
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	997

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,791
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	644
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,235
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	952
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	3,025	3,014
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	488
	Mizuho Financial Group Inc.	3.549%	3/5/23	925	918
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	243
	Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,393
	Morgan Stanley	2.375%	7/23/19	3,300	3,279
	Morgan Stanley	5.625%	9/23/19	1,715	1,767
	Morgan Stanley	5.500%	1/26/20	525	543
	Morgan Stanley	2.650%	1/27/20	1,600	1,588
	Morgan Stanley	2.800%	6/16/20	3,600	3,571
	Morgan Stanley	5.500%	7/24/20	650	678
	Morgan Stanley	5.750%	1/25/21	1,335	1,411
	Morgan Stanley	2.500%	4/21/21	1,950	1,903
	Morgan Stanley	5.500%	7/28/21	2,025	2,140
	Morgan Stanley	2.625%	11/17/21	2,200	2,139
	Morgan Stanley	2.750%	5/19/22	4,100	3,971
	Morgan Stanley	4.875%	11/1/22	1,575	1,633
	Morgan Stanley	3.125%	1/23/23	2,000	1,951
	Morgan Stanley	3.750%	2/25/23	4,000	4,002
	Morgan Stanley	4.100%	5/22/23	2,025	2,034
5	Morgan Stanley	3.737%	4/24/24	2,600	2,583
	Morgan Stanley	3.875%	4/29/24	4,700	4,697
	Morgan Stanley	3.700%	10/23/24	2,550	2,518
	Morgan Stanley	4.000%	7/23/25	1,900	1,888
	Morgan Stanley	5.000%	11/24/25	1,100	1,138
	Morgan Stanley	3.875%	1/27/26	1,800	1,772
	Morgan Stanley	3.125%	7/27/26	3,150	2,915
	Morgan Stanley	6.250%	8/9/26	775	875
	Morgan Stanley	4.350%	9/8/26	2,780	2,735
	Morgan Stanley	3.625%	1/20/27	2,275	2,190
	Morgan Stanley	3.950%	4/23/27	745	707
5	Morgan Stanley	3.591%	7/22/28	3,700	3,498
5	Morgan Stanley	3.772%	1/24/29	2,500	2,402
	Morgan Stanley	7.250%	4/1/32	705	882
5	Morgan Stanley	3.971%	7/22/38	1,600	1,481
5	Morgan Stanley	4.457%	4/22/39	1,000	974
	Morgan Stanley	6.375%	7/24/42	1,650	2,008
	Morgan Stanley	4.300%	1/27/45	2,500	2,357
	Morgan Stanley	4.375%	1/22/47	1,500	1,431
	MUFG Americas Holdings Corp.	2.250%	2/10/20	1,050	1,038
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	274
	MUFG Americas Holdings Corp.	3.000%	2/10/25	350	335
	National Australia Bank Ltd.	1.375%	7/12/19	650	640
	National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,444
	National Australia Bank Ltd.	2.625%	1/14/21	200	196
	National Australia Bank Ltd.	1.875%	7/12/21	650	621
	National Australia Bank Ltd.	3.375%	9/20/21	1,000	996
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	976
	National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,715
	National Australia Bank Ltd.	3.000%	1/20/23	755	734
	National Australia Bank Ltd.	3.625%	6/20/23	250	249
	National Australia Bank Ltd.	3.375%	1/14/26	150	145
	National Australia Bank Ltd.	2.500%	7/12/26	950	859
	National Bank of Canada	2.150%	6/12/20	1,000	979
	National Bank of Canada	2.200%	11/2/20	775	755
	Northern Trust Corp.	3.450%	11/4/20	300	303
	Northern Trust Corp.	2.375%	8/2/22	825	796
	Northern Trust Corp.	3.950%	10/30/25	600	611
5	Northern Trust Corp.	3.375%	5/8/32	275	259
	People's United Bank NA	4.000%	7/15/24	275	274

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	People's United Financial Inc.	3.650%	12/6/22	413	414
	PNC Bank NA	2.250%	7/2/19	600	597
	PNC Bank NA	1.450%	7/29/19	200	197
	PNC Bank NA	2.400%	10/18/19	600	596
	PNC Bank NA	2.000%	5/19/20	600	587
	PNC Bank NA	2.300%	6/1/20	630	620
	PNC Bank NA	2.600%	7/21/20	270	267
	PNC Bank NA	2.450%	11/5/20	800	786
	PNC Bank NA	2.150%	4/29/21	650	630
	PNC Bank NA	2.550%	12/9/21	2,400	2,339
	PNC Bank NA	2.625%	2/17/22	2,000	1,947
	PNC Bank NA	2.950%	1/30/23	1,100	1,065
	PNC Bank NA	3.800%	7/25/23	700	703
	PNC Bank NA	3.300%	10/30/24	350	343
	PNC Bank NA	2.950%	2/23/25	750	719
	PNC Bank NA	3.250%	6/1/25	825	801
	PNC Bank NA	4.200%	11/1/25	825	839
	PNC Bank NA	3.100%	10/25/27	250	237
	PNC Bank NA	3.250%	1/22/28	600	572
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	388
	PNC Financial Services Group Inc.	3.900%	4/29/24	575	576
	PNC Financial Services Group Inc.	3.150%	5/19/27	1,000	949
	PNC Funding Corp.	5.125%	2/8/20	770	794
	PNC Funding Corp.	4.375%	8/11/20	800	819
	PNC Funding Corp.	3.300%	3/8/22	1,680	1,671
	Regions Bank	6.450%	6/26/37	500	590
	Regions Financial Corp.	3.200%	2/8/21	200	199
	Regions Financial Corp.	2.750%	8/14/22	775	747
	Regions Financial Corp.	7.375%	12/10/37	550	706
	Royal Bank of Canada	1.500%	7/29/19	1,250	1,234
	Royal Bank of Canada	2.125%	3/2/20	2,000	1,970
	Royal Bank of Canada	2.150%	10/26/20	829	809
	Royal Bank of Canada	2.350%	10/30/20	871	854
	Royal Bank of Canada	2.500%	1/19/21	800	787
	Royal Bank of Canada	3.200%	4/30/21	2,700	2,694
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,373
	Royal Bank of Canada	4.650%	1/27/26	750	763
5	Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,356
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,430
5	Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,001
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	226
5	Royal Bank of Scotland Group plc	4.892%	5/18/29	3,000	2,975
	Santander Holdings USA Inc.	2.650%	4/17/20	250	248
	Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,309
	Santander Holdings USA Inc.	3.400%	1/18/23	850	818
	Santander Holdings USA Inc.	4.500%	7/17/25	500	489
	Santander Holdings USA Inc.	4.400%	7/13/27	900	854
	Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,753
	Santander UK Group Holdings plc	2.875%	8/5/21	825	800
	Santander UK Group Holdings plc	3.571%	1/10/23	700	681
5	Santander UK Group Holdings plc	3.823%	11/3/28	1,000	917
	Santander UK plc	2.350%	9/10/19	675	670
	Santander UK plc	2.375%	3/16/20	750	739
	Santander UK plc	2.125%	11/3/20	900	874
	Santander UK plc	3.400%	6/1/21	1,000	998
	Santander UK plc	4.000%	3/13/24	1,200	1,204
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	493
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	983
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,384
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	489
	State Street Corp.	4.375%	3/7/21	615	635
	State Street Corp.	1.950%	5/19/21	500	484
5	State Street Corp.	2.653%	5/15/23	2,000	1,944
	State Street Corp.	3.100%	5/15/23	550	542

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	State Street Corp.	3.300%	12/16/24	1,000	983
	State Street Corp.	3.550%	8/18/25	385	384
	State Street Corp.	2.650%	5/19/26	500	469
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	645
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	1,000	988
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	1,500	1,484
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	1,500	1,485
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	295
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	321
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	76
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	727
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	902
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,259
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	936
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,229
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	975
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	750	726
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	770
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,460
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	965
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,636
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	608
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	1,911
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,555
	SunTrust Bank	2.250%	1/31/20	1,500	1,481
5	SunTrust Bank	2.590%	1/29/21	550	545
	SunTrust Bank	3.000%	2/2/23	450	441
	SunTrust Bank	2.750%	5/1/23	250	241
	SunTrust Bank	3.300%	5/15/26	725	684
	SunTrust Banks Inc.	2.900%	3/3/21	300	296
	SunTrust Banks Inc.	2.700%	1/27/22	500	486
	SVB Financial Group	3.500%	1/29/25	225	218
	Svenska Handelsbanken AB	1.500%	9/6/19	925	911
	Svenska Handelsbanken AB	1.950%	9/8/20	1,000	974
	Svenska Handelsbanken AB	2.450%	3/30/21	650	635
	Svenska Handelsbanken AB	3.350%	5/24/21	2,000	1,999
	Svenska Handelsbanken AB	1.875%	9/7/21	925	874
	Synchrony Bank	3.650%	5/24/21	1,250	1,248
	Synchrony Bank	3.000%	6/15/22	350	337
	Synchrony Financial	3.000%	8/15/19	200	200
	Synchrony Financial	2.700%	2/3/20	1,050	1,038
	Synchrony Financial	3.750%	8/15/21	300	299
	Synchrony Financial	4.250%	8/15/24	3,500	3,423
	Synchrony Financial	3.700%	8/4/26	500	458
	Synchrony Financial	3.950%	12/1/27	1,125	1,039
	Synovus Financial Corp.	3.125%	11/1/22	250	240
	Toronto-Dominion Bank	2.125%	7/2/19	500	497
	Toronto-Dominion Bank	1.450%	8/13/19	650	641
	Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,340
	Toronto-Dominion Bank	3.000%	6/11/20	125	125
	Toronto-Dominion Bank	2.500%	12/14/20	4,900	4,822
	Toronto-Dominion Bank	2.550%	1/25/21	1,300	1,280
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,944
	Toronto-Dominion Bank	3.250%	6/11/21	500	500
	Toronto-Dominion Bank	1.800%	7/13/21	650	622
5	Toronto-Dominion Bank	3.625%	9/15/31	500	470
	UBS AG	2.375%	8/14/19	2,380	2,365
	UBS AG	2.350%	3/26/20	350	346
	UBS AG	4.875%	8/4/20	250	258
10	UBS AG	2.450%	12/1/20	820	801
	US Bancorp	2.350%	1/29/21	600	589
	US Bancorp	4.125%	5/24/21	915	939
	US Bancorp	2.625%	1/24/22	2,000	1,957
	US Bancorp	3.000%	3/15/22	575	570

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	US Bancorp	2.950%	7/15/22	375	366
	US Bancorp	3.600%	9/11/24	150	148
	US Bancorp	3.100%	4/27/26	1,500	1,412
	US Bancorp	3.150%	4/27/27	950	912
	US Bancorp	3.900%	4/26/28	1,000	1,013
	US Bank NA	2.125%	10/28/19	1,000	990
	US Bank NA	2.350%	1/23/20	500	495
	US Bank NA	2.000%	1/24/20	1,000	985
	US Bank NA	2.050%	10/23/20	550	537
	US Bank NA	2.850%	1/23/23	600	587
	US Bank NA	2.800%	1/27/25	1,050	993
	Wachovia Corp.	6.605%	10/1/25	1,000	1,129
	Wachovia Corp.	7.500%	4/15/35	150	189
	Wachovia Corp.	5.500%	8/1/35	325	350
	Wachovia Corp.	6.550%	10/15/35	100	117
	Wells Fargo & Co.	2.600%	7/22/20	2,150	2,122
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,475
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,035
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,511
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,173
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,595
	Wells Fargo & Co.	2.625%	7/22/22	3,200	3,072
	Wells Fargo & Co.	3.069%	1/24/23	3,050	2,961
	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,422
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,683
	Wells Fargo & Co.	3.000%	2/19/25	725	683
	Wells Fargo & Co.	3.550%	9/29/25	1,700	1,647
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,697
	Wells Fargo & Co.	4.100%	6/3/26	1,925	1,886
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,095
	Wells Fargo & Co.	4.300%	7/22/27	2,000	1,968
5	Wells Fargo & Co.	3.584%	5/22/28	5,000	4,789
	Wells Fargo & Co.	5.375%	11/2/43	1,450	1,498
	Wells Fargo & Co.	5.606%	1/15/44	1,500	1,595
	Wells Fargo & Co.	4.650%	11/4/44	1,300	1,227
	Wells Fargo & Co.	3.900%	5/1/45	1,650	1,502
	Wells Fargo & Co.	4.900%	11/17/45	1,300	1,289
	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,248
	Wells Fargo & Co.	4.750%	12/7/46	3,500	3,348
	Wells Fargo Bank NA	2.150%	12/6/19	2,000	1,976
	Wells Fargo Bank NA	2.400%	1/15/20	2,000	1,981
	Wells Fargo Bank NA	2.600%	1/15/21	2,000	1,968
	Wells Fargo Bank NA	5.950%	8/26/36	550	638
	Wells Fargo Bank NA	5.850%	2/1/37	425	486
	Wells Fargo Bank NA	6.600%	1/15/38	605	752
5	Wells Fargo Capital X	5.950%	12/1/86	425	461
	Westpac Banking Corp.	1.600%	8/19/19	1,225	1,208
	Westpac Banking Corp.	4.875%	11/19/19	930	954
	Westpac Banking Corp.	2.150%	3/6/20	3,000	2,950
	Westpac Banking Corp.	3.050%	5/15/20	525	525
	Westpac Banking Corp.	2.600%	11/23/20	975	960
	Westpac Banking Corp.	2.100%	5/13/21	3,100	2,994
	Westpac Banking Corp.	2.000%	8/19/21	1,000	957
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,306
	Westpac Banking Corp.	2.750%	1/11/23	800	763
	Westpac Banking Corp.	3.650%	5/15/23	400	399
	Westpac Banking Corp.	2.850%	5/13/26	2,450	2,270
	Westpac Banking Corp.	2.700%	8/19/26	650	587
	Westpac Banking Corp.	3.350%	3/8/27	1,800	1,719
5	Westpac Banking Corp.	4.322%	11/23/31	2,000	1,914
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	356
	Affiliated Managers Group Inc.	3.500%	8/1/25	750	729

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ameriprise Financial Inc.	5.300%	3/15/20	125	129
Ameriprise Financial Inc.	4.000%	10/15/23	825	840
Ameriprise Financial Inc.	3.700%	10/15/24	350	348
BGC Partners Inc.	5.375%	12/9/19	175	178
BGC Partners Inc.	5.125%	5/27/21	200	206
BlackRock Inc.	5.000%	12/10/19	475	489
BlackRock Inc.	4.250%	5/24/21	475	490
BlackRock Inc.	3.375%	6/1/22	700	702
BlackRock Inc.	3.500%	3/18/24	1,000	1,007
BlackRock Inc.	3.200%	3/15/27	600	578
Brookfield Asset Management Inc.	4.000%	1/15/25	550	542
Brookfield Finance Inc.	4.250%	6/2/26	150	148
Brookfield Finance Inc.	3.900%	1/25/28	150	141
Brookfield Finance Inc.	4.700%	9/20/47	725	687
Brookfield Finance LLC	4.000%	4/1/24	575	569
Cboe Global Markets Inc.	3.650%	1/12/27	490	474
Charles Schwab Corp.	3.250%	5/21/21	325	326
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,216
Charles Schwab Corp.	2.650%	1/25/23	400	389
Charles Schwab Corp.	3.850%	5/21/25	100	101
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,047
Charles Schwab Corp.	3.200%	1/25/28	400	382
CME Group Inc.	3.000%	9/15/22	875	863
CME Group Inc.	3.000%	3/15/25	300	289
CME Group Inc.	5.300%	9/15/43	425	499
CME Group Inc.	4.150%	6/15/48	575	581
E*TRADE Financial Corp.	3.800%	8/24/27	300	287
E*TRADE Financial Corp.	4.500%	6/20/28	180	180
Eaton Vance Corp.	3.625%	6/15/23	275	276
Eaton Vance Corp.	3.500%	4/6/27	350	341
Franklin Resources Inc.	2.800%	9/15/22	575	560
Franklin Resources Inc.	2.850%	3/30/25	250	236
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,188
Intercontinental Exchange Inc.	4.000%	10/15/23	350	357
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,091
Intercontinental Exchange Inc.	3.100%	9/15/27	200	187
Invesco Finance plc	3.125%	11/30/22	500	494
Invesco Finance plc	4.000%	1/30/24	650	653
Invesco Finance plc	5.375%	11/30/43	900	1,020
Janus Capital Group Inc.	4.875%	8/1/25	250	257
Jefferies Financial Group Inc.	5.500%	10/18/23	475	489
Jefferies Group LLC	8.500%	7/15/19	455	480
Jefferies Group LLC	6.875%	4/15/21	620	668
Jefferies Group LLC	5.125%	1/20/23	500	521
Jefferies Group LLC	4.850%	1/15/27	1,100	1,070
Jefferies Group LLC	6.250%	1/15/36	320	325
Jefferies Group LLC	6.500%	1/20/43	350	361
Jefferies Group LLC / Jefferies Group Capital Finance
Inc.	4.150%	1/23/30	1,100	970
Lazard Group LLC	4.250%	11/14/20	75	76
Lazard Group LLC	3.750%	2/13/25	100	97
Lazard Group LLC	3.625%	3/1/27	1,350	1,268
Legg Mason Inc.	3.950%	7/15/24	150	149
Legg Mason Inc.	4.750%	3/15/26	275	284
Legg Mason Inc.	5.625%	1/15/44	450	477
Nasdaq Inc.	5.550%	1/15/20	650	671
Nasdaq Inc.	3.850%	6/30/26	400	387
Nomura Holdings Inc.	6.700%	3/4/20	900	943
Raymond James Financial Inc.	3.625%	9/15/26	375	362
Raymond James Financial Inc.	4.950%	7/15/46	875	890
Stifel Financial Corp.	3.500%	12/1/20	175	175
Stifel Financial Corp.	4.250%	7/18/24	575	572
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	103
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	589

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	TD Ameritrade Holding Corp.	3.625%	4/1/25	450	445
	TD Ameritrade Holding Corp.	3.300%	4/1/27	700	667
	Finance Companies (0.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.250%	7/1/20	650	657
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.625%	10/30/20	651	664
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.500%	5/15/21	780	796
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	5.000%	10/1/21	745	768
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.950%	2/1/22	675	672
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.500%	5/26/22	1,150	1,124
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	4.625%	7/1/22	475	484
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.300%	1/23/23	650	624
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.650%	7/21/27	600	546
	AerCap Ireland Capital DAC / AerCap Global Aviation
	Trust	3.875%	1/23/28	1,000	922
	Air Lease Corp.	4.750%	3/1/20	275	281
	Air Lease Corp.	3.875%	4/1/21	1,875	1,891
	Air Lease Corp.	3.375%	6/1/21	25	25
	Air Lease Corp.	3.750%	2/1/22	3,150	3,146
	Air Lease Corp.	2.750%	1/15/23	400	379
	Air Lease Corp.	3.875%	7/3/23	425	421
	Air Lease Corp.	4.250%	9/15/24	75	75
	Air Lease Corp.	3.250%	3/1/25	400	369
	Air Lease Corp.	3.625%	4/1/27	200	183
	Ares Capital Corp.	3.875%	1/15/20	425	426
	Ares Capital Corp.	3.500%	2/10/23	600	572
	Ares Capital Corp.	4.250%	3/1/25	800	772
	FS Investment Corp.	4.000%	7/15/19	250	250
	GATX Corp.	2.500%	7/30/19	150	149
	GATX Corp.	3.250%	3/30/25	375	355
	GATX Corp.	3.850%	3/30/27	1,250	1,191
	GATX Corp.	3.500%	3/15/28	200	184
	GATX Corp.	4.550%	11/7/28	600	596
	GATX Corp.	5.200%	3/15/44	150	155
	GATX Corp.	4.500%	3/30/45	150	139
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	4,895	4,785
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	2,212	2,115
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	9,007	8,727
	International Lease Finance Corp.	8.250%	12/15/20	825	910
	International Lease Finance Corp.	4.625%	4/15/21	325	332
	International Lease Finance Corp.	8.625%	1/15/22	1,150	1,315
	International Lease Finance Corp.	5.875%	8/15/22	615	653
	Prospect Capital Corp.	5.875%	3/15/23	150	153
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	107
	AEGON Funding Co. LLC	5.750%	12/15/20	614	647
5	Aegon NV	5.500%	4/11/48	585	559
	Aetna Inc.	4.125%	6/1/21	320	325
	Aetna Inc.	2.750%	11/15/22	650	625
	Aetna Inc.	2.800%	6/15/23	950	901
	Aetna Inc.	3.500%	11/15/24	495	480
	Aetna Inc.	6.625%	6/15/36	500	609
	Aetna Inc.	6.750%	12/15/37	350	445
	Aetna Inc.	4.500%	5/15/42	375	370
	Aetna Inc.	4.125%	11/15/42	325	300

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aetna Inc.	3.875%	8/15/47	1,000	886
	Aflac Inc.	2.400%	3/16/20	150	148
	Aflac Inc.	4.000%	2/15/22	325	332
	Aflac Inc.	3.625%	6/15/23	2,325	2,334
	Aflac Inc.	3.625%	11/15/24	580	574
	Aflac Inc.	3.250%	3/17/25	325	315
	Aflac Inc.	2.875%	10/15/26	600	559
	Aflac Inc.	4.000%	10/15/46	150	140
	Alleghany Corp.	4.950%	6/27/22	425	446
	Alleghany Corp.	4.900%	9/15/44	300	303
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	340
	Allstate Corp.	3.150%	6/15/23	1,700	1,678
	Allstate Corp.	3.280%	12/15/26	400	384
	Allstate Corp.	5.550%	5/9/35	105	122
	Allstate Corp.	4.500%	6/15/43	725	749
	Allstate Corp.	4.200%	12/15/46	1,700	1,662
5	Allstate Corp.	6.500%	5/15/67	650	732
	Alterra Finance LLC	6.250%	9/30/20	95	100
	American Financial Group Inc.	3.500%	8/15/26	300	281
	American Financial Group Inc.	4.500%	6/15/47	500	471
	American International Group Inc.	2.300%	7/16/19	650	645
	American International Group Inc.	3.375%	8/15/20	425	426
	American International Group Inc.	6.400%	12/15/20	1,160	1,243
	American International Group Inc.	4.875%	6/1/22	1,425	1,489
	American International Group Inc.	4.125%	2/15/24	650	652
	American International Group Inc.	3.750%	7/10/25	1,950	1,877
	American International Group Inc.	4.200%	4/1/28	1,250	1,223
	American International Group Inc.	3.875%	1/15/35	800	710
	American International Group Inc.	4.700%	7/10/35	325	317
	American International Group Inc.	6.250%	5/1/36	600	679
	American International Group Inc.	4.500%	7/16/44	2,025	1,885
	American International Group Inc.	4.750%	4/1/48	1,250	1,202
5	American International Group Inc.	5.750%	4/1/48	525	521
	American International Group Inc.	4.375%	1/15/55	525	456
5	American International Group Inc.	8.175%	5/15/68	400	502
	Anthem Inc.	2.250%	8/15/19	600	594
	Anthem Inc.	4.350%	8/15/20	450	460
	Anthem Inc.	2.500%	11/21/20	700	688
	Anthem Inc.	3.700%	8/15/21	495	499
	Anthem Inc.	3.125%	5/15/22	350	344
	Anthem Inc.	2.950%	12/1/22	600	583
	Anthem Inc.	3.300%	1/15/23	1,271	1,239
	Anthem Inc.	3.500%	8/15/24	975	948
	Anthem Inc.	3.350%	12/1/24	675	653
	Anthem Inc.	3.650%	12/1/27	1,750	1,657
	Anthem Inc.	4.101%	3/1/28	2,280	2,239
	Anthem Inc.	5.850%	1/15/36	300	343
	Anthem Inc.	6.375%	6/15/37	300	359
	Anthem Inc.	4.625%	5/15/42	575	559
	Anthem Inc.	4.650%	1/15/43	650	627
	Anthem Inc.	5.100%	1/15/44	400	412
	Anthem Inc.	4.650%	8/15/44	525	513
	Anthem Inc.	4.375%	12/1/47	1,175	1,090
	Anthem Inc.	4.550%	3/1/48	600	574
	Anthem Inc.	4.850%	8/15/54	175	172
	Aon Corp.	5.000%	9/30/20	990	1,022
	Aon Corp.	8.205%	1/1/27	150	185
	Aon Corp.	6.250%	9/30/40	150	181
	Aon plc	2.800%	3/15/21	350	344
	Aon plc	4.000%	11/27/23	350	353
	Aon plc	3.500%	6/14/24	425	414
	Aon plc	3.875%	12/15/25	475	468
	Aon plc	4.600%	6/14/44	625	615
	Aon plc	4.750%	5/15/45	425	418

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Arch Capital Finance LLC	4.011%	12/15/26	350	344
	Arch Capital Finance LLC	5.031%	12/15/46	100	104
	Arch Capital Group Ltd.	7.350%	5/1/34	500	648
	Arch Capital Group US Inc.	5.144%	11/1/43	275	299
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	204
	Assurant Inc.	4.000%	3/15/23	225	222
	Assurant Inc.	4.200%	9/27/23	200	200
	Assurant Inc.	4.900%	3/27/28	400	402
	Assurant Inc.	6.750%	2/15/34	550	643
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	387
	Athene Holding Ltd.	4.125%	1/12/28	835	770
10	AXA Equitable Holdings Inc.	3.900%	4/20/23	400	397
10	AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	3,781
10	AXA Equitable Holdings Inc.	5.000%	4/20/48	1,500	1,383
	AXA Financial Inc.	7.000%	4/1/28	600	691
	AXA SA	8.600%	12/15/30	830	1,056
	AXIS Specialty Finance LLC	5.875%	6/1/20	965	1,007
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,417
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,225	2,230
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	495
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	797
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	153
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	419
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	556
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	982
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	372
	Berkshire Hathaway Inc.	2.750%	3/15/23	3,625	3,538
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,533
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,361
	Brighthouse Financial Inc.	3.700%	6/22/27	1,211	1,078
	Brighthouse Financial Inc.	4.700%	6/22/47	1,250	1,030
	Brown & Brown Inc.	4.200%	9/15/24	400	399
	Chubb Corp.	6.000%	5/11/37	375	459
	Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,225
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,305	1,278
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	339
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	271
	Chubb INA Holdings Inc.	3.150%	3/15/25	700	675
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,204
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	230
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	221
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,327
	Cigna Corp.	5.125%	6/15/20	100	104
	Cigna Corp.	4.375%	12/15/20	150	153
	Cigna Corp.	4.500%	3/15/21	385	393
	Cigna Corp.	4.000%	2/15/22	490	496
	Cigna Corp.	3.250%	4/15/25	1,175	1,100
	Cigna Corp.	3.050%	10/15/27	500	450
	Cigna Corp.	5.375%	2/15/42	190	205
	Cigna Corp.	3.875%	10/15/47	775	659
	Cincinnati Financial Corp.	6.920%	5/15/28	300	365
	Cincinnati Financial Corp.	6.125%	11/1/34	325	384
	CNA Financial Corp.	5.875%	8/15/20	395	415
	CNA Financial Corp.	5.750%	8/15/21	175	185
	CNA Financial Corp.	3.950%	5/15/24	450	448
	CNA Financial Corp.	3.450%	8/15/27	400	370
	Coventry Health Care Inc.	5.450%	6/15/21	890	936
	Enstar Group Ltd.	4.500%	3/10/22	225	224
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	303
10	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	396
	First American Financial Corp.	4.600%	11/15/24	350	350
	Hanover Insurance Group Inc.	4.500%	4/15/26	500	496
	Hartford Financial Services Group Inc.	5.125%	4/15/22	625	659
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	718
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	471
	Humana Inc.	2.625%	10/1/19	150	149
	Humana Inc.	3.150%	12/1/22	400	393
	Humana Inc.	2.900%	12/15/22	600	582
	Humana Inc.	3.850%	10/1/24	450	448
	Humana Inc.	3.950%	3/15/27	950	936
	Humana Inc.	4.625%	12/1/42	265	262
	Humana Inc.	4.950%	10/1/44	400	415
	Humana Inc.	4.800%	3/15/47	300	308
	Kemper Corp.	4.350%	2/15/25	150	148
	Lincoln National Corp.	6.250%	2/15/20	305	319
	Lincoln National Corp.	4.200%	3/15/22	600	614
	Lincoln National Corp.	4.000%	9/1/23	225	227
	Lincoln National Corp.	3.350%	3/9/25	200	191
	Lincoln National Corp.	3.625%	12/12/26	250	238
	Lincoln National Corp.	3.800%	3/1/28	850	812
	Lincoln National Corp.	6.150%	4/7/36	24	28
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,224
	Loews Corp.	2.625%	5/15/23	425	406
	Loews Corp.	3.750%	4/1/26	750	735
	Loews Corp.	6.000%	2/1/35	200	233
	Loews Corp.	4.125%	5/15/43	475	444
	Manulife Financial Corp.	4.900%	9/17/20	475	490
	Manulife Financial Corp.	4.150%	3/4/26	925	923
5	Manulife Financial Corp.	4.061%	2/24/32	960	910
	Manulife Financial Corp.	5.375%	3/4/46	500	561
	Markel Corp.	4.900%	7/1/22	575	597
	Markel Corp.	3.500%	11/1/27	200	188
	Markel Corp.	5.000%	4/5/46	350	358
	Markel Corp.	4.300%	11/1/47	200	187
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	99
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	492
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	436
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	366
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	219
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	355
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,225	2,172
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	371
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,228
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	199
	Mercury General Corp.	4.400%	3/15/27	325	315
	MetLife Inc.	4.750%	2/8/21	514	531
	MetLife Inc.	3.048%	12/15/22	3,484	3,427
	MetLife Inc.	4.368%	9/15/23	500	518
	MetLife Inc.	3.600%	4/10/24	750	743
	MetLife Inc.	3.000%	3/1/25	500	475
	MetLife Inc.	6.500%	12/15/32	250	308
	MetLife Inc.	6.375%	6/15/34	505	611
	MetLife Inc.	5.700%	6/15/35	675	770
	MetLife Inc.	5.875%	2/6/41	440	513
	MetLife Inc.	4.125%	8/13/42	475	446
	MetLife Inc.	4.875%	11/13/43	750	783
	MetLife Inc.	4.721%	12/15/44	1,150	1,173
	MetLife Inc.	4.050%	3/1/45	1,000	926
	MetLife Inc.	4.600%	5/13/46	130	131
5	MetLife Inc.	6.400%	12/15/66	1,505	1,607
	Old Republic International Corp.	4.875%	10/1/24	350	362
	Old Republic International Corp.	3.875%	8/26/26	925	886
	PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,088
	Principal Financial Group Inc.	3.125%	5/15/23	200	195
	Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,455
	Principal Financial Group Inc.	3.100%	11/15/26	300	279
	Principal Financial Group Inc.	4.350%	5/15/43	125	121

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Principal Financial Group Inc.	4.300%	11/15/46	350	327
5	Principal Financial Group Inc.	4.700%	5/15/55	925	926
	Progressive Corp.	3.750%	8/23/21	445	449
	Progressive Corp.	2.450%	1/15/27	350	315
	Progressive Corp.	6.625%	3/1/29	150	180
	Progressive Corp.	3.700%	1/26/45	250	230
	Progressive Corp.	4.125%	4/15/47	2,000	1,949
	Progressive Corp.	4.200%	3/15/48	450	443
	Protective Life Corp.	7.375%	10/15/19	100	105
	Prudential Financial Inc.	2.350%	8/15/19	225	224
	Prudential Financial Inc.	5.375%	6/21/20	430	448
	Prudential Financial Inc.	4.500%	11/15/20	75	77
	Prudential Financial Inc.	3.500%	5/15/24	450	446
	Prudential Financial Inc.	5.750%	7/15/33	395	454
	Prudential Financial Inc.	5.700%	12/14/36	505	589
	Prudential Financial Inc.	6.625%	12/1/37	300	377
	Prudential Financial Inc.	6.625%	6/21/40	250	321
5	Prudential Financial Inc.	5.875%	9/15/42	1,675	1,774
5	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,323
	Prudential Financial Inc.	5.100%	8/15/43	225	245
	Prudential Financial Inc.	4.600%	5/15/44	1,500	1,527
5	Prudential Financial Inc.	5.375%	5/15/45	650	649
	Prudential Financial Inc.	3.905%	12/7/47	1,282	1,153
	Prudential Financial Inc.	3.935%	12/7/49	135	122
	Reinsurance Group of America Inc.	6.450%	11/15/19	275	287
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,248
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	260
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	96
	RenaissanceRe Finance Inc.	3.450%	7/1/27	175	165
	Sompo International Holdings Ltd.	4.700%	10/15/22	350	359
	Sompo International Holdings Ltd.	7.000%	7/15/34	150	183
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	292
	Torchmark Corp.	3.800%	9/15/22	200	201
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	854
	Travelers Cos. Inc.	3.900%	11/1/20	330	335
	Travelers Cos. Inc.	6.750%	6/20/36	475	618
	Travelers Cos. Inc.	6.250%	6/15/37	145	179
	Travelers Cos. Inc.	5.350%	11/1/40	130	150
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,046
	Travelers Cos. Inc.	4.300%	8/25/45	250	252
	Travelers Cos. Inc.	4.000%	5/30/47	550	528
	Travelers Cos. Inc.	4.050%	3/7/48	250	243
	Trinity Acquisition plc	4.400%	3/15/26	100	99
	UnitedHealth Group Inc.	2.300%	12/15/19	50	50
	UnitedHealth Group Inc.	2.700%	7/15/20	950	945
	UnitedHealth Group Inc.	1.950%	10/15/20	650	634
	UnitedHealth Group Inc.	4.700%	2/15/21	165	171
	UnitedHealth Group Inc.	3.150%	6/15/21	300	300
	UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,588
	UnitedHealth Group Inc.	2.875%	12/15/21	625	618
	UnitedHealth Group Inc.	2.875%	3/15/22	525	518
	UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,329
	UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,056
	UnitedHealth Group Inc.	2.750%	2/15/23	400	387
	UnitedHealth Group Inc.	2.875%	3/15/23	1,455	1,418
	UnitedHealth Group Inc.	3.500%	6/15/23	500	499
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,749
	UnitedHealth Group Inc.	3.100%	3/15/26	750	715
	UnitedHealth Group Inc.	3.450%	1/15/27	600	582
	UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,476
	UnitedHealth Group Inc.	2.950%	10/15/27	400	373
	UnitedHealth Group Inc.	3.850%	6/15/28	400	400
	UnitedHealth Group Inc.	4.625%	7/15/35	300	315
	UnitedHealth Group Inc.	6.500%	6/15/37	200	259

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	6.625%	11/15/37	325	422
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,863
UnitedHealth Group Inc.	5.950%	2/15/41	240	297
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,241
UnitedHealth Group Inc.	4.375%	3/15/42	325	328
UnitedHealth Group Inc.	3.950%	10/15/42	400	378
UnitedHealth Group Inc.	4.250%	3/15/43	75	74
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,404
UnitedHealth Group Inc.	4.200%	1/15/47	775	761
UnitedHealth Group Inc.	4.250%	4/15/47	1,350	1,343
UnitedHealth Group Inc.	3.750%	10/15/47	600	553
UnitedHealth Group Inc.	4.250%	6/15/48	1,700	1,701
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	450	442
Unum Group	4.000%	3/15/24	200	198
Unum Group	5.750%	8/15/42	400	426
Voya Financial Inc.	3.125%	7/15/24	650	613
Voya Financial Inc.	3.650%	6/15/26	750	703
Voya Financial Inc.	5.700%	7/15/43	350	386
Voya Financial Inc.	4.800%	6/15/46	125	122
Willis North America Inc.	3.600%	5/15/24	500	483
Willis Towers Watson plc	5.750%	3/15/21	265	279
WR Berkley Corp.	5.375%	9/15/20	50	52
WR Berkley Corp.	4.625%	3/15/22	225	232
WR Berkley Corp.	4.750%	8/1/44	300	309
XLIT Ltd.	5.750%	10/1/21	1,345	1,432
XLIT Ltd.	6.375%	11/15/24	100	110
XLIT Ltd.	4.450%	3/31/25	200	194
XLIT Ltd.	5.250%	12/15/43	100	109
XLIT Ltd.	5.500%	3/31/45	450	467
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	291
ORIX Corp.	3.250%	12/4/24	275	263
ORIX Corp.	3.700%	7/18/27	850	819
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	248
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	310
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	325	327
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	477
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	300
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	241
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	335
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	199
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	504
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	250	249
American Campus Communities Operating Partnership
LP	3.750%	4/15/23	225	222
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	249
American Campus Communities Operating Partnership
LP	3.625%	11/15/27	300	280
AvalonBay Communities Inc.	2.850%	3/15/23	200	194
AvalonBay Communities Inc.	4.200%	12/15/23	175	179
AvalonBay Communities Inc.	3.500%	11/15/24	250	246
AvalonBay Communities Inc.	3.450%	6/1/25	425	415
AvalonBay Communities Inc.	2.950%	5/11/26	250	234
AvalonBay Communities Inc.	2.900%	10/15/26	50	46
AvalonBay Communities Inc.	3.350%	5/15/27	300	287
AvalonBay Communities Inc.	3.200%	1/15/28	350	332
AvalonBay Communities Inc.	4.350%	4/15/48	250	247
Boston Properties LP	5.625%	11/15/20	325	341

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Properties LP	4.125%	5/15/21	190	194
Boston Properties LP	3.850%	2/1/23	950	955
Boston Properties LP	3.125%	9/1/23	1,375	1,339
Boston Properties LP	3.200%	1/15/25	550	523
Boston Properties LP	2.750%	10/1/26	475	428
Brandywine Operating Partnership LP	3.950%	2/15/23	1,825	1,819
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,859
Brixmor Operating Partnership LP	3.875%	8/15/22	25	25
Brixmor Operating Partnership LP	3.650%	6/15/24	300	290
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,422
Brixmor Operating Partnership LP	4.125%	6/15/26	400	387
Brixmor Operating Partnership LP	3.900%	3/15/27	300	284
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	98
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,050
Corporate Office Properties LP	3.700%	6/15/21	200	198
Corporate Office Properties LP	3.600%	5/15/23	600	581
CubeSmart LP	4.375%	12/15/23	500	506
CubeSmart LP	4.000%	11/15/25	160	157
CubeSmart LP	3.125%	9/1/26	425	390
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	207
DDR Corp.	4.625%	7/15/22	675	694
DDR Corp.	4.250%	2/1/26	250	244
DDR Corp.	4.700%	6/1/27	2,500	2,517
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,239
Digital Realty Trust LP	3.950%	7/1/22	900	909
Digital Realty Trust LP	3.625%	10/1/22	1,730	1,720
Digital Realty Trust LP	3.700%	8/15/27	400	380
Digital Realty Trust LP	4.450%	7/15/28	1,000	1,003
Duke Realty LP	3.625%	4/15/23	275	272
Duke Realty LP	3.250%	6/30/26	75	71
Duke Realty LP	3.375%	12/15/27	250	233
EPR Properties	5.750%	8/15/22	375	394
EPR Properties	5.250%	7/15/23	400	413
EPR Properties	4.500%	4/1/25	300	296
EPR Properties	4.750%	12/15/26	500	488
EPR Properties	4.950%	4/15/28	300	293
ERP Operating LP	2.375%	7/1/19	375	372
ERP Operating LP	4.750%	7/15/20	215	221
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	611
ERP Operating LP	3.375%	6/1/25	350	341
ERP Operating LP	2.850%	11/1/26	1,300	1,205
ERP Operating LP	3.500%	3/1/28	500	482
ERP Operating LP	4.500%	7/1/44	550	558
ERP Operating LP	4.500%	6/1/45	350	355
Essex Portfolio LP	5.200%	3/15/21	175	182
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	193
Essex Portfolio LP	3.375%	4/15/26	300	285
Essex Portfolio LP	3.625%	5/1/27	350	334
Essex Portfolio LP	4.500%	3/15/48	1,000	977
Federal Realty Investment Trust	2.750%	6/1/23	325	311
Federal Realty Investment Trust	3.250%	7/15/27	225	210
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,012
Government Properties Income Trust	4.000%	7/15/22	275	272
HCP Inc.	2.625%	2/1/20	1,800	1,778
HCP Inc.	5.375%	2/1/21	13	14
HCP Inc.	3.150%	8/1/22	250	244
HCP Inc.	4.000%	12/1/22	2,135	2,144
HCP Inc.	4.250%	11/15/23	650	654
HCP Inc.	3.400%	2/1/25	400	379
HCP Inc.	6.750%	2/1/41	175	221
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	281
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	174

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	289
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	99
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	445
Healthcare Trust of America Holdings LP	3.750%	7/1/27	250	236
Highwoods Realty LP	3.200%	6/15/21	500	491
Highwoods Realty LP	4.125%	3/15/28	850	835
Hospitality Properties Trust	4.500%	6/15/23	524	529
Hospitality Properties Trust	4.650%	3/15/24	200	200
Hospitality Properties Trust	4.500%	3/15/25	125	122
Hospitality Properties Trust	5.250%	2/15/26	225	229
Hospitality Properties Trust	4.950%	2/15/27	325	322
Hospitality Properties Trust	3.950%	1/15/28	500	454
Hospitality Properties Trust	4.375%	2/15/30	1,375	1,269
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,170
Host Hotels & Resorts LP	5.250%	3/15/22	500	521
Host Hotels & Resorts LP	3.750%	10/15/23	240	235
Host Hotels & Resorts LP	3.875%	4/1/24	300	292
Host Hotels & Resorts LP	4.000%	6/15/25	175	169
Hudson Pacific Properties LP	3.950%	11/1/27	250	233
Kilroy Realty LP	3.800%	1/15/23	250	249
Kilroy Realty LP	3.450%	12/15/24	850	816
Kimco Realty Corp.	6.875%	10/1/19	50	52
Kimco Realty Corp.	3.200%	5/1/21	500	497
Kimco Realty Corp.	3.125%	6/1/23	550	530
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,150
Kimco Realty Corp.	3.800%	4/1/27	300	285
Kimco Realty Corp.	4.450%	9/1/47	250	228
Kite Realty Group LP	4.000%	10/1/26	725	661
Liberty Property LP	3.375%	6/15/23	575	563
Liberty Property LP	4.400%	2/15/24	325	332
Liberty Property LP	3.750%	4/1/25	975	956
LifeStorage LP	3.500%	7/1/26	1,375	1,286
LifeStorage LP	3.875%	12/15/27	100	95
Mid-America Apartments LP	4.300%	10/15/23	350	358
Mid-America Apartments LP	3.750%	6/15/24	325	321
Mid-America Apartments LP	3.600%	6/1/27	1,000	958
National Retail Properties Inc.	5.500%	7/15/21	50	53
National Retail Properties Inc.	3.800%	10/15/22	500	500
National Retail Properties Inc.	3.900%	6/15/24	275	272
National Retail Properties Inc.	4.000%	11/15/25	450	441
National Retail Properties Inc.	3.500%	10/15/27	800	748
Omega Healthcare Investors Inc.	4.375%	8/1/23	75	74
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	279
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	172
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,267
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	953
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	289
Physicians Realty LP	4.300%	3/15/27	650	628
Physicians Realty LP	3.950%	1/15/28	300	281
Piedmont Operating Partnership LP	3.400%	6/1/23	300	290
Piedmont Operating Partnership LP	4.450%	3/15/24	275	277
Prologis LP	3.875%	9/15/28	300	300
Prologis LP	4.375%	9/15/48	300	304
Public Storage	2.370%	9/15/22	250	240
Public Storage	3.094%	9/15/27	300	282
Realty Income Corp.	3.250%	10/15/22	1,300	1,280
Realty Income Corp.	3.875%	7/15/24	250	248
Realty Income Corp.	3.875%	4/15/25	200	197
Realty Income Corp.	4.125%	10/15/26	775	772
Realty Income Corp.	3.000%	1/15/27	400	367
Realty Income Corp.	3.650%	1/15/28	790	756
Realty Income Corp.	4.650%	3/15/47	1,070	1,082
Regency Centers LP	3.600%	2/1/27	340	325
Regency Centers LP	4.125%	3/15/28	250	247

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regency Centers LP	4.400%	2/1/47	400	381
Sabra Health Care LP	5.125%	8/15/26	100	96
Select Income REIT	4.150%	2/1/22	225	224
Select Income REIT	4.250%	5/15/24	500	478
Select Income REIT	4.500%	2/1/25	250	242
Senior Housing Properties Trust	4.750%	2/15/28	200	194
Simon Property Group LP	4.375%	3/1/21	555	572
Simon Property Group LP	4.125%	12/1/21	525	537
Simon Property Group LP	2.350%	1/30/22	500	482
Simon Property Group LP	3.375%	3/15/22	250	250
Simon Property Group LP	2.625%	6/15/22	750	727
Simon Property Group LP	2.750%	2/1/23	400	387
Simon Property Group LP	2.750%	6/1/23	5,400	5,201
Simon Property Group LP	3.750%	2/1/24	500	500
Simon Property Group LP	3.500%	9/1/25	200	195
Simon Property Group LP	3.300%	1/15/26	100	96
Simon Property Group LP	3.250%	11/30/26	300	285
Simon Property Group LP	3.375%	6/15/27	900	863
Simon Property Group LP	3.375%	12/1/27	1,000	950
Simon Property Group LP	6.750%	2/1/40	300	386
Simon Property Group LP	4.750%	3/15/42	350	366
Simon Property Group LP	4.250%	11/30/46	500	484
SL Green Operating Partnership LP	3.250%	10/15/22	350	340
STORE Capital Corp.	4.500%	3/15/28	300	294
Tanger Properties LP	3.750%	12/1/24	200	192
Tanger Properties LP	3.125%	9/1/26	375	338
Tanger Properties LP	3.875%	7/15/27	900	847
UDR Inc.	3.700%	10/1/20	150	150
UDR Inc.	4.625%	1/10/22	2,575	2,640
UDR Inc.	2.950%	9/1/26	600	550
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	50	47
Ventas Realty LP	3.100%	1/15/23	1,243	1,207
Ventas Realty LP	3.125%	6/15/23	1,240	1,202
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	3.850%	4/1/27	275	264
Ventas Realty LP	5.700%	9/30/43	325	355
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,617
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	143
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	488
VEREIT Operating Partnership LP	4.600%	2/6/24	375	376
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,352
VEREIT Operating Partnership LP	3.950%	8/15/27	450	419
Vornado Realty LP	5.000%	1/15/22	100	104
Vornado Realty LP	3.500%	1/15/25	425	406
Washington Prime Group LP	3.850%	4/1/20	200	195
Washington Prime Group LP	5.950%	8/15/24	100	96
Washington REIT	4.950%	10/1/20	125	128
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	200	197
Weingarten Realty Investors	3.500%	4/15/23	275	270
Weingarten Realty Investors	4.450%	1/15/24	75	77
Welltower Inc.	4.950%	1/15/21	750	773
Welltower Inc.	5.250%	1/15/22	2,401	2,519
Welltower Inc.	3.750%	3/15/23	1,985	1,970
Welltower Inc.	4.500%	1/15/24	125	126
Welltower Inc.	4.000%	6/1/25	1,125	1,105
Welltower Inc.	4.250%	4/1/26	450	445
Welltower Inc.	6.500%	3/15/41	200	242
WP Carey Inc.	4.600%	4/1/24	300	304
WP Carey Inc.	4.000%	2/1/25	200	194
WP Carey Inc.	4.250%	10/1/26	300	291
				1,317,342

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Industrial (6.6%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	189
Air Products & Chemicals Inc.	2.750%	2/3/23	200	195
Air Products & Chemicals Inc.	3.350%	7/31/24	2,800	2,779
Airgas Inc.	3.650%	7/15/24	750	749
Albemarle Corp.	4.150%	12/1/24	300	303
Albemarle Corp.	5.450%	12/1/44	325	344
ArcelorMittal	5.125%	6/1/20	200	205
ArcelorMittal	7.000%	10/15/39	900	1,034
ArcelorMittal	6.750%	3/1/41	300	339
Barrick Gold Corp.	5.250%	4/1/42	500	520
Barrick North America Finance LLC	4.400%	5/30/21	461	475
Barrick North America Finance LLC	5.700%	5/30/41	750	820
Barrick North America Finance LLC	5.750%	5/1/43	650	722
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	750
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	791
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	487
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,199
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,686
Braskem Finance Ltd.	6.450%	2/3/24	200	211
Cabot Corp.	3.700%	7/15/22	50	50
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,421
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	500	464
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	827
Domtar Corp.	6.750%	2/15/44	400	423
Dow Chemical Co.	4.250%	11/15/20	1,630	1,664
Dow Chemical Co.	4.125%	11/15/21	2,035	2,073
Dow Chemical Co.	3.000%	11/15/22	700	682
Dow Chemical Co.	3.500%	10/1/24	600	584
Dow Chemical Co.	7.375%	11/1/29	100	125
Dow Chemical Co.	4.250%	10/1/34	350	336
Dow Chemical Co.	9.400%	5/15/39	960	1,478
Dow Chemical Co.	5.250%	11/15/41	375	394
Dow Chemical Co.	4.375%	11/15/42	900	849
Dow Chemical Co.	4.625%	10/1/44	500	489
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,137
Eastman Chemical Co.	2.700%	1/15/20	400	398
Eastman Chemical Co.	3.600%	8/15/22	317	316
Eastman Chemical Co.	4.800%	9/1/42	400	394
Eastman Chemical Co.	4.650%	10/15/44	1,000	979
Ecolab Inc.	2.250%	1/12/20	200	198
Ecolab Inc.	4.350%	12/8/21	378	390
Ecolab Inc.	2.375%	8/10/22	400	385
Ecolab Inc.	3.250%	1/14/23	393	389
Ecolab Inc.	2.700%	11/1/26	600	555
Ecolab Inc.	3.250%	12/1/27	400	383
Ecolab Inc.	5.500%	12/8/41	85	100
Ecolab Inc.	3.950%	12/1/47	693	663
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	308
EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	986
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,370	1,388
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	360
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	595
EI du Pont de Nemours & Co.	4.900%	1/15/41	250	257
EI du Pont de Nemours & Co.	4.150%	2/15/43	625	586
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,100	1,106
Fibria Overseas Finance Ltd.	4.000%	1/14/25	450	415
FMC Corp.	3.950%	2/1/22	150	150
FMC Corp.	4.100%	2/1/24	750	750
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,754
Goldcorp Inc.	3.625%	6/9/21	700	699
Goldcorp Inc.	3.700%	3/15/23	2,825	2,779

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldcorp Inc.	5.450%	6/9/44	1,050	1,084
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	98
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	495
	International Paper Co.	7.500%	8/15/21	617	687
	International Paper Co.	4.750%	2/15/22	1,888	1,956
	International Paper Co.	3.650%	6/15/24	400	394
	International Paper Co.	3.800%	1/15/26	350	340
	International Paper Co.	3.000%	2/15/27	1,500	1,357
	International Paper Co.	5.000%	9/15/35	150	152
	International Paper Co.	7.300%	11/15/39	805	1,011
	International Paper Co.	6.000%	11/15/41	300	334
	International Paper Co.	4.800%	6/15/44	500	484
	International Paper Co.	5.150%	5/15/46	625	633
	International Paper Co.	4.400%	8/15/47	1,050	953
	Kinross Gold Corp.	5.125%	9/1/21	200	205
	Kinross Gold Corp.	5.950%	3/15/24	400	411
10	Kinross Gold Corp.	4.500%	7/15/27	100	92
	LYB International Finance BV	4.000%	7/15/23	500	501
	LYB International Finance BV	5.250%	7/15/43	500	519
	LYB International Finance BV	4.875%	3/15/44	400	396
	LYB International Finance II BV	3.500%	3/2/27	400	375
	LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,397
	LyondellBasell Industries NV	4.625%	2/26/55	950	868
	Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,600
	Methanex Corp.	5.650%	12/1/44	200	194
	Monsanto Co.	2.125%	7/15/19	800	792
	Monsanto Co.	2.750%	7/15/21	600	585
	Monsanto Co.	2.200%	7/15/22	175	165
	Monsanto Co.	2.850%	4/15/25	250	226
	Monsanto Co.	4.200%	7/15/34	400	364
	Monsanto Co.	3.600%	7/15/42	250	205
	Monsanto Co.	3.950%	4/15/45	1,300	1,127
	Monsanto Co.	4.700%	7/15/64	600	523
	Mosaic Co.	3.750%	11/15/21	865	864
	Mosaic Co.	3.250%	11/15/22	650	631
	Mosaic Co.	4.250%	11/15/23	1,500	1,510
	Mosaic Co.	4.050%	11/15/27	550	524
	Mosaic Co.	5.450%	11/15/33	100	101
	Mosaic Co.	4.875%	11/15/41	130	118
	Mosaic Co.	5.625%	11/15/43	75	75
	Newmont Mining Corp.	5.125%	10/1/19	475	486
	Newmont Mining Corp.	5.875%	4/1/35	325	372
	Newmont Mining Corp.	6.250%	10/1/39	500	578
	Newmont Mining Corp.	4.875%	3/15/42	950	952
	Nucor Corp.	4.125%	9/15/22	200	205
	Nucor Corp.	4.000%	8/1/23	325	331
	Nucor Corp.	6.400%	12/1/37	1,325	1,637
	Nucor Corp.	5.200%	8/1/43	400	441
	Nucor Corp.	4.400%	5/1/48	500	492
	Nutrien Ltd.	4.875%	3/30/20	1,210	1,234
	Nutrien Ltd.	3.150%	10/1/22	410	399
	Nutrien Ltd.	3.500%	6/1/23	275	269
	Nutrien Ltd.	3.375%	3/15/25	550	516
	Nutrien Ltd.	3.000%	4/1/25	250	229
	Nutrien Ltd.	4.000%	12/15/26	300	289
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,158
	Nutrien Ltd.	5.625%	12/1/40	385	426
	Nutrien Ltd.	4.900%	6/1/43	125	124
	Nutrien Ltd.	5.250%	1/15/45	750	775
	Packaging Corp. of America	2.450%	12/15/20	400	392
	Packaging Corp. of America	3.900%	6/15/22	275	278
	Packaging Corp. of America	4.500%	11/1/23	425	440
	Packaging Corp. of America	3.650%	9/15/24	500	493
	Packaging Corp. of America	3.400%	12/15/27	400	377

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Placer Dome Inc.	6.450%	10/15/35	375	445
	PPG Industries Inc.	2.300%	11/15/19	700	694
	PPG Industries Inc.	3.600%	11/15/20	27	27
	Praxair Inc.	4.500%	8/15/19	175	178
	Praxair Inc.	4.050%	3/15/21	825	846
	Praxair Inc.	3.000%	9/1/21	325	323
	Praxair Inc.	2.450%	2/15/22	3,275	3,190
	Praxair Inc.	2.650%	2/5/25	500	472
	Praxair Inc.	3.550%	11/7/42	300	280
	Rayonier Inc.	3.750%	4/1/22	125	124
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	367
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	393
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	526
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,212
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	284
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	638
	Rio Tinto Finance USA plc	4.750%	3/22/42	625	668
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	983
	Rohm & Haas Co.	7.850%	7/15/29	300	385
	RPM International Inc.	6.125%	10/15/19	75	78
	RPM International Inc.	3.450%	11/15/22	250	246
	RPM International Inc.	3.750%	3/15/27	150	143
	RPM International Inc.	5.250%	6/1/45	50	52
	RPM International Inc.	4.250%	1/15/48	1,200	1,089
	Sherwin-Williams Co.	2.250%	5/15/20	300	295
	Sherwin-Williams Co.	4.200%	1/15/22	25	25
	Sherwin-Williams Co.	2.750%	6/1/22	950	920
	Sherwin-Williams Co.	3.125%	6/1/24	300	287
	Sherwin-Williams Co.	3.450%	8/1/25	900	865
	Sherwin-Williams Co.	3.950%	1/15/26	600	595
	Sherwin-Williams Co.	3.450%	6/1/27	300	284
	Sherwin-Williams Co.	4.550%	8/1/45	270	260
	Sherwin-Williams Co.	4.500%	6/1/47	500	479
	Southern Copper Corp.	5.375%	4/16/20	200	207
	Southern Copper Corp.	3.500%	11/8/22	1,600	1,570
	Southern Copper Corp.	3.875%	4/23/25	650	639
	Southern Copper Corp.	7.500%	7/27/35	425	516
	Southern Copper Corp.	6.750%	4/16/40	250	289
	Southern Copper Corp.	5.875%	4/23/45	2,705	2,875
	Vale Canada Ltd.	7.200%	9/15/32	100	110
	Vale Overseas Ltd.	5.875%	6/10/21	1,200	1,268
	Vale Overseas Ltd.	4.375%	1/11/22	1,479	1,499
	Vale Overseas Ltd.	6.250%	8/10/26	700	758
	Vale Overseas Ltd.	8.250%	1/17/34	375	467
	Vale Overseas Ltd.	6.875%	11/21/36	1,435	1,605
	Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,597
	Vale SA	5.625%	9/11/42	638	647
	Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,081
	Westlake Chemical Corp.	5.000%	8/15/46	600	604
10	WestRock Co.	3.000%	9/15/24	525	495
10	WestRock Co.	3.375%	9/15/27	425	399
	Westrock MWV LLC	8.200%	1/15/30	500	660
	WestRock RKT Co.	3.500%	3/1/20	1,725	1,728
	WestRock RKT Co.	4.900%	3/1/22	250	261
	Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,129
	Weyerhaeuser Co.	4.700%	3/15/21	275	284
	Weyerhaeuser Co.	8.500%	1/15/25	150	184
	Weyerhaeuser Co.	7.375%	3/15/32	625	794
	Weyerhaeuser Co.	6.875%	12/15/33	125	152
	Yamana Gold Inc.	4.950%	7/15/24	640	639
	Yamana Gold Inc.	4.625%	12/15/27	150	144
	Capital Goods (0.5%)
	3M Co.	2.000%	8/7/20	325	319

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3M Co.	1.625%	9/19/21	450	431
3M Co.	2.250%	3/15/23	1,325	1,271
3M Co.	3.000%	8/7/25	350	340
3M Co.	2.250%	9/19/26	800	725
3M Co.	2.875%	10/15/27	525	496
3M Co.	3.125%	9/19/46	500	429
3M Co.	3.625%	10/15/47	450	424
ABB Finance USA Inc.	2.800%	4/3/20	200	200
ABB Finance USA Inc.	2.875%	5/8/22	375	368
ABB Finance USA Inc.	3.375%	4/3/23	250	250
ABB Finance USA Inc.	3.800%	4/3/28	300	302
ABB Finance USA Inc.	4.375%	5/8/42	150	153
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	208
Allegion US Holding Co. Inc.	3.200%	10/1/24	100	94
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	299
Bemis Co. Inc.	3.100%	9/15/26	300	276
Boeing Capital Corp.	4.700%	10/27/19	125	128
Boeing Co.	4.875%	2/15/20	525	541
Boeing Co.	1.650%	10/30/20	350	340
Boeing Co.	2.125%	3/1/22	800	776
Boeing Co.	2.800%	3/1/23	250	246
Boeing Co.	1.875%	6/15/23	400	375
Boeing Co.	2.850%	10/30/24	200	193
Boeing Co.	2.600%	10/30/25	1,300	1,224
Boeing Co.	2.250%	6/15/26	250	228
Boeing Co.	2.800%	3/1/27	200	188
Boeing Co.	3.250%	3/1/28	275	268
Boeing Co.	6.625%	2/15/38	100	133
Boeing Co.	6.875%	3/15/39	2,485	3,453
Boeing Co.	5.875%	2/15/40	545	685
Boeing Co.	3.375%	6/15/46	450	406
Boeing Co.	3.650%	3/1/47	300	283
Boeing Co.	3.625%	3/1/48	350	327
Carlisle Cos. Inc.	3.750%	11/15/22	175	175
Carlisle Cos. Inc.	3.500%	12/1/24	150	145
Carlisle Cos. Inc.	3.750%	12/1/27	1,150	1,091
Caterpillar Financial Services Corp.	2.000%	11/29/19	1,200	1,187
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	297
Caterpillar Financial Services Corp.	2.100%	1/10/20	900	890
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	739
Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,268
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	492
Caterpillar Financial Services Corp.	2.900%	3/15/21	800	795
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	765
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	198
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	841
Caterpillar Financial Services Corp.	2.400%	6/6/22	700	678
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	969
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,404
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	724
Caterpillar Financial Services Corp.	3.250%	12/1/24	700	688
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	183
Caterpillar Inc.	3.900%	5/27/21	720	736
Caterpillar Inc.	2.600%	6/26/22	125	122
Caterpillar Inc.	3.400%	5/15/24	750	747
Caterpillar Inc.	6.050%	8/15/36	720	898
Caterpillar Inc.	5.200%	5/27/41	500	572
Caterpillar Inc.	3.803%	8/15/42	829	791
Caterpillar Inc.	4.300%	5/15/44	1,000	1,028
CNH Industrial Capital LLC	4.375%	11/6/20	200	201
CNH Industrial Capital LLC	4.375%	4/5/22	150	152
CNH Industrial NV	3.850%	11/15/27	800	744
Crane Co.	4.450%	12/15/23	400	412
Crane Co.	4.200%	3/15/48	500	475

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CRH America Inc.	5.750%	1/15/21	985	1,034
	Deere & Co.	2.600%	6/8/22	700	684
	Deere & Co.	5.375%	10/16/29	455	518
	Deere & Co.	8.100%	5/15/30	550	748
	Deere & Co.	7.125%	3/3/31	400	519
	Deere & Co.	3.900%	6/9/42	1,000	976
	Dover Corp.	4.300%	3/1/21	145	149
	Dover Corp.	6.600%	3/15/38	350	444
	Dover Corp.	5.375%	3/1/41	480	547
	Eaton Corp.	2.750%	11/2/22	1,075	1,044
	Eaton Corp.	3.103%	9/15/27	500	467
	Eaton Corp.	4.000%	11/2/32	665	660
	Eaton Corp.	4.150%	11/2/42	75	72
	Eaton Corp.	3.915%	9/15/47	300	279
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	658
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	517
10	Embraer Overseas Ltd.	5.696%	9/16/23	350	366
	Embraer SA	5.150%	6/15/22	900	929
	Emerson Electric Co.	4.875%	10/15/19	125	128
	Emerson Electric Co.	4.250%	11/15/20	25	26
	Emerson Electric Co.	2.625%	12/1/21	450	440
	Emerson Electric Co.	2.625%	2/15/23	300	290
	Emerson Electric Co.	3.150%	6/1/25	450	439
	Emerson Electric Co.	5.250%	11/15/39	135	154
	FLIR Systems Inc.	3.125%	6/15/21	200	198
	Flowserve Corp.	3.500%	9/15/22	225	221
	Flowserve Corp.	4.000%	11/15/23	375	372
	Fortive Corp.	2.350%	6/15/21	700	679
	Fortive Corp.	3.150%	6/15/26	585	543
	Fortive Corp.	4.300%	6/15/46	475	445
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	273
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	250
	General Dynamics Corp.	2.875%	5/11/20	500	500
	General Dynamics Corp.	3.000%	5/11/21	1,400	1,395
	General Dynamics Corp.	3.875%	7/15/21	250	255
	General Dynamics Corp.	2.250%	11/15/22	900	862
	General Dynamics Corp.	3.375%	5/15/23	1,300	1,302
	General Dynamics Corp.	1.875%	8/15/23	500	465
	General Dynamics Corp.	2.375%	11/15/24	500	468
	General Dynamics Corp.	3.500%	5/15/25	3,000	2,995
	General Dynamics Corp.	2.125%	8/15/26	350	314
	General Dynamics Corp.	2.625%	11/15/27	500	461
	General Dynamics Corp.	3.750%	5/15/28	2,300	2,316
	General Dynamics Corp.	3.600%	11/15/42	625	593
	General Electric Co.	6.000%	8/7/19	1,383	1,426
	General Electric Co.	2.100%	12/11/19	100	99
	General Electric Co.	5.500%	1/8/20	939	972
	General Electric Co.	2.200%	1/9/20	644	636
	General Electric Co.	5.550%	5/4/20	680	708
	General Electric Co.	4.375%	9/16/20	806	828
	General Electric Co.	4.625%	1/7/21	490	505
	General Electric Co.	5.300%	2/11/21	1,114	1,164
	General Electric Co.	4.650%	10/17/21	1,369	1,422
	General Electric Co.	3.150%	9/7/22	318	313
	General Electric Co.	2.700%	10/9/22	2,100	2,023
	General Electric Co.	3.100%	1/9/23	4,149	4,061
	General Electric Co.	3.375%	3/11/24	500	489
	General Electric Co.	3.450%	5/15/24	1,863	1,812
	General Electric Co.	6.750%	3/15/32	2,185	2,672
	General Electric Co.	6.150%	8/7/37	673	785
	General Electric Co.	5.875%	1/14/38	2,337	2,640
	General Electric Co.	6.875%	1/10/39	1,655	2,087
	General Electric Co.	4.125%	10/9/42	2,150	1,990
	General Electric Co.	4.500%	3/11/44	1,825	1,787

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Harris Corp.	2.700%	4/27/20	250	247
Harris Corp.	3.832%	4/27/25	550	539
Harris Corp.	4.854%	4/27/35	350	359
Harris Corp.	6.150%	12/15/40	125	148
Harris Corp.	5.054%	4/27/45	325	337
Honeywell International Inc.	1.400%	10/30/19	475	466
Honeywell International Inc.	4.250%	3/1/21	805	829
Honeywell International Inc.	1.850%	11/1/21	750	715
Honeywell International Inc.	3.350%	12/1/23	1,175	1,174
Honeywell International Inc.	2.500%	11/1/26	50	46
Honeywell International Inc.	5.700%	3/15/36	300	370
Honeywell International Inc.	5.700%	3/15/37	305	372
Honeywell International Inc.	5.375%	3/1/41	1,355	1,604
Hubbell Inc.	3.350%	3/1/26	300	287
Hubbell Inc.	3.150%	8/15/27	275	256
Hubbell Inc.	3.500%	2/15/28	400	382
Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,500	1,417
Illinois Tool Works Inc.	3.375%	9/15/21	105	106
Illinois Tool Works Inc.	3.500%	3/1/24	505	510
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,292
Illinois Tool Works Inc.	4.875%	9/15/41	305	343
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,791
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,900	1,955
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	376
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	345
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	257
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,256
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,940
John Deere Capital Corp.	2.050%	3/10/20	750	739
John Deere Capital Corp.	2.200%	3/13/20	300	296
John Deere Capital Corp.	1.950%	6/22/20	400	391
John Deere Capital Corp.	2.450%	9/11/20	275	271
John Deere Capital Corp.	2.875%	3/12/21	550	547
John Deere Capital Corp.	3.900%	7/12/21	125	128
John Deere Capital Corp.	3.150%	10/15/21	305	305
John Deere Capital Corp.	2.650%	1/6/22	450	441
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.150%	9/8/22	550	523
John Deere Capital Corp.	2.700%	1/6/23	425	414
John Deere Capital Corp.	2.800%	1/27/23	275	268
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,462
John Deere Capital Corp.	3.450%	6/7/23	200	200
John Deere Capital Corp.	3.350%	6/12/24	700	691
John Deere Capital Corp.	3.450%	3/13/25	775	771
John Deere Capital Corp.	3.400%	9/11/25	325	321
John Deere Capital Corp.	2.650%	6/10/26	300	279
John Deere Capital Corp.	2.800%	9/8/27	250	232
John Deere Capital Corp.	3.050%	1/6/28	600	570
Johnson Controls International plc	5.000%	3/30/20	200	206
Johnson Controls International plc	4.250%	3/1/21	345	353
Johnson Controls International plc	3.750%	12/1/21	175	176
Johnson Controls International plc	3.625%	7/2/24	300	296
Johnson Controls International plc	3.900%	2/14/26	600	593
Johnson Controls International plc	6.000%	1/15/36	275	319
Johnson Controls International plc	5.700%	3/1/41	355	386
Johnson Controls International plc	4.625%	7/2/44	200	201
Johnson Controls International plc	5.125%	9/14/45	400	416
Johnson Controls International plc	4.500%	2/15/47	200	193
Johnson Controls International plc	4.950%	7/2/64	400	381
Kennametal Inc.	2.650%	11/1/19	200	200
Kennametal Inc.	3.875%	2/15/22	125	124
Kennametal Inc.	4.625%	6/15/28	1,000	990
L3 Technologies Inc.	4.950%	2/15/21	575	591
L3 Technologies Inc.	3.850%	6/15/23	775	773

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	L3 Technologies Inc.	3.950%	5/28/24	270	267
	L3 Technologies Inc.	3.850%	12/15/26	200	193
	L3 Technologies Inc.	4.400%	6/15/28	750	745
	Lafarge SA	7.125%	7/15/36	300	375
	Leggett & Platt Inc.	3.800%	11/15/24	550	539
	Leggett & Platt Inc.	3.500%	11/15/27	700	660
	Legrand France SA	8.500%	2/15/25	250	310
	Lennox International Inc.	3.000%	11/15/23	100	95
	Lockheed Martin Corp.	4.250%	11/15/19	655	667
	Lockheed Martin Corp.	2.500%	11/23/20	655	646
	Lockheed Martin Corp.	3.350%	9/15/21	875	880
	Lockheed Martin Corp.	3.100%	1/15/23	270	266
	Lockheed Martin Corp.	2.900%	3/1/25	375	357
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,182
	Lockheed Martin Corp.	3.600%	3/1/35	550	511
	Lockheed Martin Corp.	4.500%	5/15/36	350	362
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,109
	Lockheed Martin Corp.	5.720%	6/1/40	316	372
	Lockheed Martin Corp.	3.800%	3/1/45	100	92
	Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,787
	Lockheed Martin Corp.	4.090%	9/15/52	447	419
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	463
	Martin Marietta Materials Inc.	3.500%	12/15/27	425	392
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	519
	Masco Corp.	7.125%	3/15/20	45	48
	Masco Corp.	3.500%	4/1/21	300	299
	Masco Corp.	5.950%	3/15/22	228	243
	Masco Corp.	4.450%	4/1/25	550	551
	Masco Corp.	4.375%	4/1/26	400	397
	Masco Corp.	3.500%	11/15/27	100	92
	Masco Corp.	7.750%	8/1/29	94	114
	Masco Corp.	4.500%	5/15/47	375	328
	Mohawk Industries Inc.	3.850%	2/1/23	550	554
	Northrop Grumman Corp.	5.050%	8/1/19	245	251
	Northrop Grumman Corp.	2.080%	10/15/20	800	782
	Northrop Grumman Corp.	3.500%	3/15/21	125	126
	Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,446
	Northrop Grumman Corp.	3.250%	8/1/23	500	494
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,232
	Northrop Grumman Corp.	3.200%	2/1/27	700	659
	Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,549
	Northrop Grumman Corp.	5.050%	11/15/40	475	515
	Northrop Grumman Corp.	4.750%	6/1/43	850	884
	Northrop Grumman Corp.	4.030%	10/15/47	260	243
10	Nvent Finance Sarl	3.950%	4/15/23	220	218
10	Nvent Finance Sarl	4.550%	4/15/28	300	296
	Oshkosh Corp.	4.600%	5/15/28	400	400
	Owens Corning	4.200%	12/15/22	1,000	1,003
	Owens Corning	4.200%	12/1/24	250	247
	Owens Corning	3.400%	8/15/26	500	455
	Owens Corning	7.000%	12/1/36	35	41
	Owens Corning	4.300%	7/15/47	500	409
	Owens Corning	4.400%	1/30/48	100	83
	Parker-Hannifin Corp.	3.500%	9/15/22	3,725	3,749
	Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,543
	Parker-Hannifin Corp.	6.250%	5/15/38	575	729
	Parker-Hannifin Corp.	4.100%	3/1/47	500	492
	Pentair Finance SA	2.650%	12/1/19	500	495
	Precision Castparts Corp.	2.250%	6/15/20	300	296
	Precision Castparts Corp.	2.500%	1/15/23	925	894
	Precision Castparts Corp.	3.250%	6/15/25	700	682
	Precision Castparts Corp.	3.900%	1/15/43	375	360
	Precision Castparts Corp.	4.375%	6/15/45	250	262
	Raytheon Co.	3.125%	10/15/20	425	426

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Raytheon Co.	2.500%	12/15/22	845	820
Raytheon Co.	3.150%	12/15/24	500	492
Raytheon Co.	7.200%	8/15/27	75	96
Raytheon Co.	4.875%	10/15/40	225	254
Raytheon Co.	4.700%	12/15/41	925	1,020
Republic Services Inc.	5.500%	9/15/19	525	540
Republic Services Inc.	5.000%	3/1/20	500	515
Republic Services Inc.	5.250%	11/15/21	1,650	1,749
Republic Services Inc.	3.550%	6/1/22	1,300	1,305
Republic Services Inc.	3.200%	3/15/25	500	482
Republic Services Inc.	6.200%	3/1/40	475	584
Republic Services Inc.	5.700%	5/15/41	500	585
Rockwell Collins Inc.	1.950%	7/15/19	100	99
Rockwell Collins Inc.	5.250%	7/15/19	50	51
Rockwell Collins Inc.	3.100%	11/15/21	675	667
Rockwell Collins Inc.	2.800%	3/15/22	750	729
Rockwell Collins Inc.	3.200%	3/15/24	400	385
Rockwell Collins Inc.	3.500%	3/15/27	1,000	948
Rockwell Collins Inc.	4.800%	12/15/43	235	239
Rockwell Collins Inc.	4.350%	4/15/47	775	741
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,632
Roper Technologies Inc.	2.800%	12/15/21	400	389
Roper Technologies Inc.	3.800%	12/15/26	500	485
Snap-on Inc.	6.125%	9/1/21	300	326
Snap-on Inc.	3.250%	3/1/27	225	217
Snap-on Inc.	4.100%	3/1/48	275	273
Sonoco Products Co.	5.750%	11/1/40	765	854
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,211
Spirit AeroSystems Inc.	3.850%	6/15/26	335	322
Spirit AeroSystems Inc.	4.600%	6/15/28	500	503
Stanley Black & Decker Inc.	3.400%	12/1/21	450	450
Stanley Black & Decker Inc.	2.900%	11/1/22	500	491
Stanley Black & Decker Inc.	5.200%	9/1/40	300	332
Textron Inc.	4.300%	3/1/24	625	632
Textron Inc.	3.875%	3/1/25	200	197
Textron Inc.	4.000%	3/15/26	300	296
Textron Inc.	3.650%	3/15/27	800	764
Textron Inc.	3.375%	3/1/28	325	302
The Timken Co.	3.875%	9/1/24	200	196
United Technologies Corp.	1.500%	11/1/19	400	393
United Technologies Corp.	4.500%	4/15/20	445	457
United Technologies Corp.	1.900%	5/4/20	1,500	1,470
United Technologies Corp.	1.950%	11/1/21	900	862
United Technologies Corp.	3.100%	6/1/22	1,600	1,574
United Technologies Corp.	2.800%	5/4/24	500	473
United Technologies Corp.	2.650%	11/1/26	1,075	970
United Technologies Corp.	6.700%	8/1/28	200	241
United Technologies Corp.	7.500%	9/15/29	100	127
United Technologies Corp.	5.400%	5/1/35	400	432
United Technologies Corp.	6.050%	6/1/36	285	329
United Technologies Corp.	6.125%	7/15/38	1,000	1,173
United Technologies Corp.	5.700%	4/15/40	625	707
United Technologies Corp.	4.500%	6/1/42	2,725	2,670
United Technologies Corp.	4.150%	5/15/45	50	47
United Technologies Corp.	3.750%	11/1/46	250	218
United Technologies Corp.	4.050%	5/4/47	800	734
Valmont Industries Inc.	5.000%	10/1/44	725	684
Valmont Industries Inc.	5.250%	10/1/54	300	278
Vulcan Materials Co.	4.500%	4/1/25	250	252
Vulcan Materials Co.	4.500%	6/15/47	200	181
Wabtec Corp.	3.450%	11/15/26	625	572
Waste Management Inc.	4.600%	3/1/21	275	284
Waste Management Inc.	2.900%	9/15/22	191	187
Waste Management Inc.	2.400%	5/15/23	1,100	1,045

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Waste Management Inc.	3.500%	5/15/24	700	694
Waste Management Inc.	3.125%	3/1/25	250	241
Waste Management Inc.	3.150%	11/15/27	1,600	1,507
Waste Management Inc.	3.900%	3/1/35	250	244
Waste Management Inc.	4.100%	3/1/45	500	492
WW Grainger Inc.	4.600%	6/15/45	900	926
WW Grainger Inc.	3.750%	5/15/46	325	293
WW Grainger Inc.	4.200%	5/15/47	350	339
Xylem Inc.	3.250%	11/1/26	300	283
Xylem Inc.	4.375%	11/1/46	475	461
Communication (1.0%)
21st Century Fox America Inc.	5.650%	8/15/20	500	524
21st Century Fox America Inc.	4.500%	2/15/21	846	869
21st Century Fox America Inc.	3.000%	9/15/22	800	783
21st Century Fox America Inc.	4.000%	10/1/23	275	279
21st Century Fox America Inc.	3.700%	9/15/24	500	497
21st Century Fox America Inc.	3.700%	10/15/25	500	489
21st Century Fox America Inc.	3.375%	11/15/26	281	269
21st Century Fox America Inc.	6.550%	3/15/33	392	470
21st Century Fox America Inc.	6.200%	12/15/34	975	1,150
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,862
21st Century Fox America Inc.	8.150%	10/17/36	385	540
21st Century Fox America Inc.	6.150%	3/1/37	970	1,148
21st Century Fox America Inc.	6.900%	8/15/39	485	619
21st Century Fox America Inc.	6.150%	2/15/41	1,225	1,460
21st Century Fox America Inc.	5.400%	10/1/43	1,750	1,925
21st Century Fox America Inc.	4.750%	9/15/44	665	674
21st Century Fox America Inc.	4.950%	10/15/45	300	314
Activision Blizzard Inc.	2.300%	9/15/21	500	483
Activision Blizzard Inc.	2.600%	6/15/22	300	289
Activision Blizzard Inc.	3.400%	9/15/26	695	660
Activision Blizzard Inc.	3.400%	6/15/27	325	307
Activision Blizzard Inc.	4.500%	6/15/47	500	482
America Movil SAB de CV	5.000%	10/16/19	850	869
America Movil SAB de CV	5.000%	3/30/20	1,460	1,497
America Movil SAB de CV	3.125%	7/16/22	1,350	1,325
America Movil SAB de CV	6.375%	3/1/35	850	995
America Movil SAB de CV	6.125%	11/15/37	300	349
America Movil SAB de CV	6.125%	3/30/40	2,160	2,538
America Movil SAB de CV	4.375%	7/16/42	925	902
American Tower Corp.	2.800%	6/1/20	600	593
American Tower Corp.	5.050%	9/1/20	155	160
American Tower Corp.	3.300%	2/15/21	600	599
American Tower Corp.	5.900%	11/1/21	3,249	3,477
American Tower Corp.	2.250%	1/15/22	350	334
American Tower Corp.	3.500%	1/31/23	1,100	1,082
American Tower Corp.	5.000%	2/15/24	1,600	1,662
American Tower Corp.	4.000%	6/1/25	425	416
American Tower Corp.	3.375%	10/15/26	969	897
American Tower Corp.	3.550%	7/15/27	575	535
American Tower Corp.	3.600%	1/15/28	550	510
AT&T Inc.	5.875%	10/1/19	2,180	2,254
AT&T Inc.	5.200%	3/15/20	1,560	1,612
AT&T Inc.	2.450%	6/30/20	1,950	1,919
AT&T Inc.	4.600%	2/15/21	900	924
AT&T Inc.	5.000%	3/1/21	1,130	1,174
AT&T Inc.	3.200%	3/1/22	1,175	1,153
AT&T Inc.	3.000%	6/30/22	1,850	1,795
AT&T Inc.	3.600%	2/17/23	2,150	2,116
AT&T Inc.	3.800%	3/1/24	550	540
AT&T Inc.	4.450%	4/1/24	575	581
AT&T Inc.	3.950%	1/15/25	2,225	2,174
AT&T Inc.	3.400%	5/15/25	4,150	3,891

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	4.125%	2/17/26	2,205	2,153
	AT&T Inc.	4.250%	3/1/27	1,975	1,933
10	AT&T Inc.	4.100%	2/15/28	3,574	3,413
10	AT&T Inc.	4.300%	2/15/30	2,544	2,400
	AT&T Inc.	8.250%	11/15/31	1,031	1,343
	AT&T Inc.	4.500%	5/15/35	1,330	1,229
	AT&T Inc.	5.250%	3/1/37	2,550	2,511
10	AT&T Inc.	4.900%	8/15/37	1,400	1,328
	AT&T Inc.	6.350%	3/15/40	525	573
	AT&T Inc.	5.350%	9/1/40	2,205	2,143
	AT&T Inc.	6.375%	3/1/41	862	941
	AT&T Inc.	5.550%	8/15/41	410	408
	AT&T Inc.	5.150%	3/15/42	1,000	946
	AT&T Inc.	4.300%	12/15/42	1,523	1,297
	AT&T Inc.	4.800%	6/15/44	2,025	1,815
	AT&T Inc.	4.350%	6/15/45	1,575	1,330
	AT&T Inc.	4.750%	5/15/46	2,850	2,524
10	AT&T Inc.	5.150%	11/15/46	4,119	3,851
	AT&T Inc.	5.450%	3/1/47	2,975	2,928
	AT&T Inc.	4.500%	3/9/48	3,218	2,770
	AT&T Inc.	4.550%	3/9/49	2,062	1,781
10	AT&T Inc.	5.150%	2/15/50	1,525	1,418
	AT&T Inc.	5.700%	3/1/57	675	669
10	AT&T Inc.	5.300%	8/15/58	600	558
	Bell Canada Inc.	4.464%	4/1/48	625	615
	British Telecommunications plc	9.625%	12/15/30	2,228	3,181
	CBS Corp.	2.300%	8/15/19	475	471
	CBS Corp.	4.300%	2/15/21	550	561
	CBS Corp.	3.375%	3/1/22	725	716
	CBS Corp.	2.500%	2/15/23	750	704
10	CBS Corp.	2.900%	6/1/23	325	310
	CBS Corp.	3.700%	8/15/24	575	559
	CBS Corp.	3.500%	1/15/25	500	477
	CBS Corp.	4.000%	1/15/26	500	486
	CBS Corp.	2.900%	1/15/27	800	711
	CBS Corp.	3.375%	2/15/28	425	378
10	CBS Corp.	3.700%	6/1/28	475	442
	CBS Corp.	7.875%	7/30/30	350	433
	CBS Corp.	5.500%	5/15/33	200	207
	CBS Corp.	4.850%	7/1/42	475	453
	CBS Corp.	4.900%	8/15/44	700	670
	CBS Corp.	4.600%	1/15/45	600	554
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	988
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	1,600	1,595
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	2,550	2,569
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.500%	2/1/24	675	676
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	3,500	3,533
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.750%	2/15/28	1,575	1,424
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.200%	3/15/28	1,025	962
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	1,700	1,774
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	4/1/38	650	616
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	2,900	3,046
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	5/1/47	2,025	1,841

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.750%	4/1/48	1,100	1,059
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	325	349
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,362
	Comcast Corp.	5.700%	7/1/19	1,305	1,339
	Comcast Corp.	3.125%	7/15/22	800	785
	Comcast Corp.	2.850%	1/15/23	725	701
	Comcast Corp.	2.750%	3/1/23	1,625	1,562
	Comcast Corp.	3.000%	2/1/24	2,000	1,912
	Comcast Corp.	3.600%	3/1/24	350	344
	Comcast Corp.	3.375%	8/15/25	1,400	1,336
	Comcast Corp.	3.150%	3/1/26	2,000	1,877
	Comcast Corp.	2.350%	1/15/27	1,930	1,680
	Comcast Corp.	3.300%	2/1/27	1,075	1,010
	Comcast Corp.	3.150%	2/15/28	1,350	1,248
	Comcast Corp.	3.550%	5/1/28	850	811
	Comcast Corp.	4.250%	1/15/33	2,375	2,318
	Comcast Corp.	7.050%	3/15/33	1,025	1,271
	Comcast Corp.	4.200%	8/15/34	400	381
	Comcast Corp.	5.650%	6/15/35	1,550	1,713
	Comcast Corp.	4.400%	8/15/35	600	583
	Comcast Corp.	6.500%	11/15/35	1,050	1,247
	Comcast Corp.	3.200%	7/15/36	700	582
	Comcast Corp.	6.450%	3/15/37	1,350	1,606
	Comcast Corp.	6.950%	8/15/37	1,020	1,278
	Comcast Corp.	3.900%	3/1/38	725	661
	Comcast Corp.	6.400%	5/15/38	468	555
	Comcast Corp.	6.550%	7/1/39	350	423
	Comcast Corp.	6.400%	3/1/40	450	534
	Comcast Corp.	4.650%	7/15/42	2,065	1,999
	Comcast Corp.	4.500%	1/15/43	250	236
	Comcast Corp.	4.600%	8/15/45	1,175	1,128
	Comcast Corp.	3.400%	7/15/46	1,075	872
	Comcast Corp.	4.000%	8/15/47	700	616
	Comcast Corp.	3.969%	11/1/47	1,521	1,337
	Comcast Corp.	4.000%	3/1/48	825	725
	Comcast Corp.	3.999%	11/1/49	188	164
	Comcast Corp.	4.049%	11/1/52	317	274
	Crown Castle International Corp.	3.400%	2/15/21	1,475	1,473
	Crown Castle International Corp.	2.250%	9/1/21	550	528
	Crown Castle International Corp.	4.875%	4/15/22	550	567
	Crown Castle International Corp.	5.250%	1/15/23	375	392
	Crown Castle International Corp.	3.150%	7/15/23	625	598
	Crown Castle International Corp.	3.200%	9/1/24	650	614
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,396
	Crown Castle International Corp.	3.700%	6/15/26	925	871
	Crown Castle International Corp.	3.650%	9/1/27	1,265	1,176
	Crown Castle International Corp.	3.800%	2/15/28	825	772
	Crown Castle International Corp.	4.750%	5/15/47	250	236
	Deutsche Telekom International Finance BV	6.000%	7/8/19	675	695
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,400	4,501
	Discovery Communications LLC	5.625%	8/15/19	300	308
	Discovery Communications LLC	2.200%	9/20/19	375	371
10	Discovery Communications LLC	2.750%	11/15/19	500	497
10	Discovery Communications LLC	2.800%	6/15/20	325	321
	Discovery Communications LLC	4.375%	6/15/21	655	670
	Discovery Communications LLC	3.300%	5/15/22	375	368
10	Discovery Communications LLC	3.500%	6/15/22	300	297
	Discovery Communications LLC	2.950%	3/20/23	950	905
	Discovery Communications LLC	3.250%	4/1/23	475	459
	Discovery Communications LLC	3.800%	3/13/24	350	344
10	Discovery Communications LLC	3.900%	11/15/24	400	394
	Discovery Communications LLC	3.450%	3/15/25	1,100	1,042

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	Discovery Communications LLC	3.950%	6/15/25	400	390
	Discovery Communications LLC	4.900%	3/11/26	650	666
	Discovery Communications LLC	3.950%	3/20/28	1,275	1,207
	Discovery Communications LLC	5.000%	9/20/37	950	916
	Discovery Communications LLC	6.350%	6/1/40	705	773
	Discovery Communications LLC	4.950%	5/15/42	425	395
	Discovery Communications LLC	4.875%	4/1/43	700	647
	Discovery Communications LLC	5.200%	9/20/47	1,025	991
	Electronic Arts Inc.	3.700%	3/1/21	1,725	1,740
	Electronic Arts Inc.	4.800%	3/1/26	375	393
	Grupo Televisa SAB	6.625%	3/18/25	450	503
	Grupo Televisa SAB	4.625%	1/30/26	500	500
	Grupo Televisa SAB	8.500%	3/11/32	50	63
	Grupo Televisa SAB	6.625%	1/15/40	500	537
	Grupo Televisa SAB	5.000%	5/13/45	2,140	1,888
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	496
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	425	428
	Koninklijke KPN NV	8.375%	10/1/30	650	851
	Moody's Corp.	2.750%	7/15/19	400	399
	Moody's Corp.	5.500%	9/1/20	500	525
	Moody's Corp.	2.750%	12/15/21	375	366
	Moody's Corp.	4.500%	9/1/22	1,550	1,601
	Moody's Corp.	4.875%	2/15/24	425	446
	Moody's Corp.	5.250%	7/15/44	275	308
	NBCUniversal Media LLC	5.150%	4/30/20	1,605	1,658
	NBCUniversal Media LLC	4.375%	4/1/21	205	210
	NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,843
	NBCUniversal Media LLC	6.400%	4/30/40	500	595
	NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,208
	NBCUniversal Media LLC	4.450%	1/15/43	1,000	945
	Omnicom Group Inc.	6.250%	7/15/19	175	181
	Omnicom Group Inc.	4.450%	8/15/20	500	512
	Omnicom Group Inc.	3.625%	5/1/22	1,100	1,093
	Omnicom Group Inc.	3.650%	11/1/24	650	632
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,100
	Orange SA	5.375%	7/8/19	1,025	1,047
	Orange SA	1.625%	11/3/19	800	786
	Orange SA	4.125%	9/14/21	802	820
	Orange SA	9.000%	3/1/31	2,260	3,101
	Orange SA	5.375%	1/13/42	1,165	1,266
	RELX Capital Inc.	3.125%	10/15/22	705	690
	RELX Capital Inc.	3.500%	3/16/23	575	571
	Rogers Communications Inc.	3.000%	3/15/23	230	225
	Rogers Communications Inc.	4.100%	10/1/23	300	306
	Rogers Communications Inc.	3.625%	12/15/25	475	464
	Rogers Communications Inc.	4.500%	3/15/43	540	531
	Rogers Communications Inc.	5.000%	3/15/44	950	987
	Rogers Communications Inc.	4.300%	2/15/48	1,000	952
	S&P Global Inc.	3.300%	8/14/20	575	576
	S&P Global Inc.	4.000%	6/15/25	550	552
	S&P Global Inc.	4.400%	2/15/26	750	769
	S&P Global Inc.	2.950%	1/22/27	375	347
	S&P Global Inc.	6.550%	11/15/37	350	443
	S&P Global Inc.	4.500%	5/15/48	500	508
	Telefonica Emisiones SAU	5.877%	7/15/19	910	936
	Telefonica Emisiones SAU	5.134%	4/27/20	755	779
	Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,416
	Telefonica Emisiones SAU	4.570%	4/27/23	425	438
	Telefonica Emisiones SAU	4.103%	3/8/27	1,275	1,231
	Telefonica Emisiones SAU	7.045%	6/20/36	1,735	2,095
	Telefonica Emisiones SAU	4.665%	3/6/38	600	566
	Telefonica Emisiones SAU	5.213%	3/8/47	2,000	1,915
	Telefonica Emisiones SAU	4.895%	3/6/48	1,050	974
	Telefonica Europe BV	8.250%	9/15/30	780	1,006

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TELUS Corp.	2.800%	2/16/27	500	458
Thomson Reuters Corp.	4.700%	10/15/19	125	127
Thomson Reuters Corp.	4.300%	11/23/23	600	612
Thomson Reuters Corp.	3.850%	9/29/24	475	466
Thomson Reuters Corp.	3.350%	5/15/26	500	461
Thomson Reuters Corp.	5.500%	8/15/35	350	368
Thomson Reuters Corp.	5.850%	4/15/40	1,075	1,174
Thomson Reuters Corp.	4.500%	5/23/43	350	323
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,088
Time Warner Cable LLC	4.125%	2/15/21	500	503
Time Warner Cable LLC	4.000%	9/1/21	775	776
Time Warner Cable LLC	6.550%	5/1/37	1,250	1,315
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,626
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,703
Time Warner Cable LLC	5.875%	11/15/40	950	927
Time Warner Cable LLC	5.500%	9/1/41	1,025	954
Time Warner Cable LLC	4.500%	9/15/42	800	658
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	935
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	799
Time Warner Inc.	4.875%	3/15/20	1,240	1,272
Time Warner Inc.	4.700%	1/15/21	700	721
Time Warner Inc.	4.750%	3/29/21	600	619
Time Warner Inc.	4.000%	1/15/22	205	207
Time Warner Inc.	3.400%	6/15/22	400	393
Time Warner Inc.	4.050%	12/15/23	375	374
Time Warner Inc.	3.550%	6/1/24	525	507
Time Warner Inc.	3.600%	7/15/25	825	784
Time Warner Inc.	3.875%	1/15/26	965	926
Time Warner Inc.	3.800%	2/15/27	3,695	3,498
Time Warner Inc.	6.200%	3/15/40	300	329
Time Warner Inc.	6.100%	7/15/40	375	403
Time Warner Inc.	5.375%	10/15/41	405	399
Time Warner Inc.	4.900%	6/15/42	900	830
Time Warner Inc.	5.350%	12/15/43	1,000	974
Time Warner Inc.	4.650%	6/1/44	725	643
Verizon Communications Inc.	2.625%	2/21/20	873	868
Verizon Communications Inc.	3.450%	3/15/21	300	301
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,111
Verizon Communications Inc.	1.750%	8/15/21	750	716
Verizon Communications Inc.	3.000%	11/1/21	3,300	3,250
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,044
Verizon Communications Inc.	3.125%	3/16/22	1,500	1,478
Verizon Communications Inc.	2.450%	11/1/22	1,550	1,479
Verizon Communications Inc.	5.150%	9/15/23	5,190	5,524
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,317
Verizon Communications Inc.	3.500%	11/1/24	2,000	1,944
Verizon Communications Inc.	3.376%	2/15/25	3,343	3,213
Verizon Communications Inc.	2.625%	8/15/26	2,025	1,799
Verizon Communications Inc.	4.125%	3/16/27	3,050	3,006
Verizon Communications Inc.	4.500%	8/10/33	2,450	2,372
Verizon Communications Inc.	4.400%	11/1/34	2,300	2,157
Verizon Communications Inc.	4.272%	1/15/36	2,609	2,406
Verizon Communications Inc.	5.250%	3/16/37	3,850	3,956
Verizon Communications Inc.	4.812%	3/15/39	1,325	1,283
Verizon Communications Inc.	4.750%	11/1/41	700	663
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,046
Verizon Communications Inc.	4.125%	8/15/46	1,730	1,482
Verizon Communications Inc.	4.862%	8/21/46	4,457	4,185
Verizon Communications Inc.	5.500%	3/16/47	1,295	1,348
Verizon Communications Inc.	4.522%	9/15/48	3,941	3,597
Verizon Communications Inc.	5.012%	4/15/49	2,666	2,601
Verizon Communications Inc.	5.012%	8/21/54	4,313	4,047
Verizon Communications Inc.	4.672%	3/15/55	4,227	3,731
Viacom Inc.	5.625%	9/15/19	750	769

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	2.750%	12/15/19	353	348
Viacom Inc.	3.875%	12/15/21	495	494
Viacom Inc.	4.250%	9/1/23	1,175	1,165
Viacom Inc.	3.875%	4/1/24	388	375
Viacom Inc.	3.450%	10/4/26	400	365
Viacom Inc.	6.875%	4/30/36	940	1,018
Viacom Inc.	4.375%	3/15/43	1,337	1,118
Viacom Inc.	5.850%	9/1/43	1,075	1,078
Vodafone Group plc	2.500%	9/26/22	450	430
Vodafone Group plc	2.950%	2/19/23	670	647
Vodafone Group plc	3.750%	1/16/24	2,750	2,725
Vodafone Group plc	4.125%	5/30/25	1,250	1,243
Vodafone Group plc	4.375%	5/30/28	2,870	2,831
Vodafone Group plc	7.875%	2/15/30	625	778
Vodafone Group plc	6.250%	11/30/32	350	394
Vodafone Group plc	6.150%	2/27/37	605	665
Vodafone Group plc	5.000%	5/30/38	1,300	1,277
Vodafone Group plc	4.375%	2/19/43	1,375	1,232
Vodafone Group plc	5.250%	5/30/48	2,500	2,485
Walt Disney Co.	1.950%	3/4/20	600	590
Walt Disney Co.	1.800%	6/5/20	645	631
Walt Disney Co.	2.150%	9/17/20	1,200	1,176
Walt Disney Co.	2.300%	2/12/21	650	637
Walt Disney Co.	2.550%	2/15/22	932	910
Walt Disney Co.	2.450%	3/4/22	375	364
Walt Disney Co.	2.350%	12/1/22	25	24
Walt Disney Co.	3.150%	9/17/25	600	581
Walt Disney Co.	3.000%	2/13/26	670	638
Walt Disney Co.	1.850%	7/30/26	1,745	1,522
Walt Disney Co.	7.000%	3/1/32	50	65
Walt Disney Co.	4.375%	8/16/41	325	327
Walt Disney Co.	4.125%	12/1/41	885	856
Walt Disney Co.	3.700%	12/1/42	450	408
Walt Disney Co.	4.125%	6/1/44	800	772
Warner Media LLC	7.625%	4/15/31	400	500
WPP Finance 2010	4.750%	11/21/21	1,446	1,488
WPP Finance 2010	3.750%	9/19/24	525	506
WPP Finance 2010	5.125%	9/7/42	650	638
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	104
Advance Auto Parts Inc.	4.500%	1/15/22	175	179
Advance Auto Parts Inc.	4.500%	12/1/23	400	409
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,315
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	297
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	193
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,599
Alibaba Group Holding Ltd.	3.400%	12/6/27	5,600	5,214
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	599
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	185
Alibaba Group Holding Ltd.	4.200%	12/6/47	600	547
Alibaba Group Holding Ltd.	4.400%	12/6/57	900	824
Amazon.com Inc.	2.600%	12/5/19	900	899
Amazon.com Inc.	1.900%	8/21/20	625	612
Amazon.com Inc.	3.300%	12/5/21	2,575	2,595
Amazon.com Inc.	2.500%	11/29/22	475	462
Amazon.com Inc.	2.400%	2/22/23	1,150	1,108
Amazon.com Inc.	2.800%	8/22/24	500	477
Amazon.com Inc.	3.800%	12/5/24	1,000	1,020
Amazon.com Inc.	5.200%	12/3/25	875	966
Amazon.com Inc.	3.150%	8/22/27	2,350	2,246
Amazon.com Inc.	4.800%	12/5/34	975	1,064
Amazon.com Inc.	3.875%	8/22/37	2,290	2,234
Amazon.com Inc.	4.950%	12/5/44	1,275	1,414

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amazon.com Inc.	4.050%	8/22/47	2,400	2,347
Amazon.com Inc.	4.250%	8/22/57	2,425	2,388
American Honda Finance Corp.	1.200%	7/12/19	800	787
American Honda Finance Corp.	2.250%	8/15/19	800	796
American Honda Finance Corp.	2.000%	11/13/19	1,200	1,186
American Honda Finance Corp.	2.000%	2/14/20	200	197
American Honda Finance Corp.	2.150%	3/13/20	300	296
American Honda Finance Corp.	1.950%	7/20/20	600	587
American Honda Finance Corp.	2.450%	9/24/20	725	715
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,289
American Honda Finance Corp.	1.650%	7/12/21	500	478
American Honda Finance Corp.	1.700%	9/9/21	850	814
American Honda Finance Corp.	2.600%	11/16/22	500	487
American Honda Finance Corp.	2.900%	2/16/24	500	484
American Honda Finance Corp.	2.300%	9/9/26	250	227
American Honda Finance Corp.	3.500%	2/15/28	400	391
Aptiv plc	3.150%	11/19/20	350	347
Aptiv plc	4.250%	1/15/26	700	695
Aptiv plc	4.400%	10/1/46	225	211
Automatic Data Processing Inc.	2.250%	9/15/20	575	567
Automatic Data Processing Inc.	3.375%	9/15/25	675	667
AutoNation Inc.	5.500%	2/1/20	180	185
AutoNation Inc.	3.350%	1/15/21	500	499
AutoNation Inc.	3.500%	11/15/24	100	94
AutoNation Inc.	4.500%	10/1/25	500	498
AutoNation Inc.	3.800%	11/15/27	250	232
AutoZone Inc.	3.700%	4/15/22	700	704
AutoZone Inc.	2.875%	1/15/23	200	193
AutoZone Inc.	3.125%	7/15/23	275	267
AutoZone Inc.	3.250%	4/15/25	260	247
AutoZone Inc.	3.125%	4/21/26	300	278
AutoZone Inc.	3.750%	6/1/27	700	676
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	90
Bed Bath & Beyond Inc.	4.915%	8/1/34	375	302
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	401
Best Buy Co. Inc.	5.500%	3/15/21	125	131
Block Financial LLC	4.125%	10/1/20	313	315
Block Financial LLC	5.500%	11/1/22	500	517
Block Financial LLC	5.250%	10/1/25	350	352
Booking Holdings Inc.	2.750%	3/15/23	400	385
Booking Holdings Inc.	3.650%	3/15/25	100	98
Booking Holdings Inc.	3.600%	6/1/26	1,300	1,264
Booking Holdings Inc.	3.550%	3/15/28	450	428
BorgWarner Inc.	4.625%	9/15/20	50	51
BorgWarner Inc.	3.375%	3/15/25	250	242
BorgWarner Inc.	4.375%	3/15/45	500	471
Carnival Corp.	3.950%	10/15/20	450	457
Costco Wholesale Corp.	1.700%	12/15/19	850	838
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Costco Wholesale Corp.	2.150%	5/18/21	450	440
Costco Wholesale Corp.	2.250%	2/15/22	300	291
Costco Wholesale Corp.	2.300%	5/18/22	900	873
Costco Wholesale Corp.	2.750%	5/18/24	900	869
Costco Wholesale Corp.	3.000%	5/18/27	900	859
Cummins Inc.	3.650%	10/1/23	350	353
Cummins Inc.	7.125%	3/1/28	150	186
Cummins Inc.	4.875%	10/1/43	400	443
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,694
Darden Restaurants Inc.	3.850%	5/1/27	750	723
Darden Restaurants Inc.	4.550%	2/15/48	250	232
Delphi Corp.	4.150%	3/15/24	575	578
Dollar General Corp.	3.250%	4/15/23	1,300	1,276
Dollar General Corp.	4.150%	11/1/25	500	500
Dollar General Corp.	3.875%	4/15/27	150	143

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dollar General Corp.	4.125%	5/1/28	400	393
Dollar Tree Inc.	3.700%	5/15/23	475	471
Dollar Tree Inc.	4.000%	5/15/25	1,150	1,124
Dollar Tree Inc.	4.200%	5/15/28	1,250	1,205
DR Horton Inc.	4.375%	9/15/22	150	153
DR Horton Inc.	4.750%	2/15/23	700	723
DR Horton Inc.	5.750%	8/15/23	700	752
eBay Inc.	2.200%	8/1/19	1,000	992
eBay Inc.	2.150%	6/5/20	375	368
eBay Inc.	3.250%	10/15/20	125	125
eBay Inc.	2.875%	8/1/21	450	443
eBay Inc.	3.800%	3/9/22	500	505
eBay Inc.	2.600%	7/15/22	1,000	962
eBay Inc.	2.750%	1/30/23	425	408
eBay Inc.	3.450%	8/1/24	800	776
eBay Inc.	3.600%	6/5/27	625	590
eBay Inc.	4.000%	7/15/42	400	344
Expedia Group Inc.	5.950%	8/15/20	1,750	1,840
Expedia Group Inc.	4.500%	8/15/24	435	435
Expedia Group Inc.	5.000%	2/15/26	200	204
Expedia Group Inc.	3.800%	2/15/28	600	549
Ford Motor Co.	4.346%	12/8/26	1,100	1,076
Ford Motor Co.	6.625%	10/1/28	575	644
Ford Motor Co.	6.375%	2/1/29	275	302
Ford Motor Co.	7.450%	7/16/31	2,425	2,847
Ford Motor Co.	4.750%	1/15/43	950	818
Ford Motor Co.	7.400%	11/1/46	300	355
Ford Motor Co.	5.291%	12/8/46	1,000	928
Ford Motor Credit Co. LLC	1.897%	8/12/19	400	394
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	743
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,486
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	829
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,391
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	755
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	840
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,486
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,456
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,784
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	832
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,592
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	780
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	856
Ford Motor Credit Co. LLC	3.810%	1/9/24	700	679
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	479
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	878
Ford Motor Credit Co. LLC	3.815%	11/2/27	800	740
General Motors Co.	4.875%	10/2/23	980	1,005
General Motors Co.	4.000%	4/1/25	325	316
General Motors Co.	5.000%	4/1/35	680	646
General Motors Co.	6.600%	4/1/36	100	108
General Motors Co.	5.150%	4/1/38	825	779
General Motors Co.	6.250%	10/2/43	1,435	1,487
General Motors Co.	5.200%	4/1/45	1,495	1,366
General Motors Co.	6.750%	4/1/46	665	730
General Motors Co.	5.400%	4/1/48	1,075	1,020
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,030
General Motors Financial Co. Inc.	2.350%	10/4/19	500	496
General Motors Financial Co. Inc.	3.150%	1/15/20	555	554
General Motors Financial Co. Inc.	2.650%	4/13/20	950	938
General Motors Financial Co. Inc.	3.200%	7/13/20	2,000	1,990
General Motors Financial Co. Inc.	2.450%	11/6/20	1,400	1,367
General Motors Financial Co. Inc.	3.700%	11/24/20	975	980
General Motors Financial Co. Inc.	4.200%	3/1/21	625	634
General Motors Financial Co. Inc.	3.550%	4/9/21	625	623

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,575
General Motors Financial Co. Inc.	4.375%	9/25/21	375	382
General Motors Financial Co. Inc.	3.450%	1/14/22	900	887
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,577
General Motors Financial Co. Inc.	3.150%	6/30/22	300	292
General Motors Financial Co. Inc.	3.250%	1/5/23	750	724
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	982
General Motors Financial Co. Inc.	4.250%	5/15/23	1,775	1,778
General Motors Financial Co. Inc.	4.150%	6/19/23	900	899
General Motors Financial Co. Inc.	3.950%	4/13/24	1,200	1,171
General Motors Financial Co. Inc.	3.500%	11/7/24	900	855
General Motors Financial Co. Inc.	4.000%	1/15/25	650	632
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,479
General Motors Financial Co. Inc.	5.250%	3/1/26	575	593
General Motors Financial Co. Inc.	4.000%	10/6/26	600	571
General Motors Financial Co. Inc.	4.350%	1/17/27	725	701
General Motors Financial Co. Inc.	3.850%	1/5/28	400	371
Harley-Davidson Inc.	3.500%	7/28/25	300	292
Harley-Davidson Inc.	4.625%	7/28/45	800	780
Harman International Industries Inc.	4.150%	5/15/25	275	275
Home Depot Inc.	1.800%	6/5/20	1,100	1,080
Home Depot Inc.	2.000%	4/1/21	2,175	2,121
Home Depot Inc.	4.400%	4/1/21	825	853
Home Depot Inc.	2.625%	6/1/22	990	972
Home Depot Inc.	2.700%	4/1/23	600	585
Home Depot Inc.	3.750%	2/15/24	900	919
Home Depot Inc.	3.350%	9/15/25	500	492
Home Depot Inc.	3.000%	4/1/26	1,500	1,432
Home Depot Inc.	2.800%	9/14/27	75	69
Home Depot Inc.	5.875%	12/16/36	2,495	3,029
Home Depot Inc.	5.400%	9/15/40	400	463
Home Depot Inc.	5.950%	4/1/41	775	956
Home Depot Inc.	4.200%	4/1/43	1,350	1,344
Home Depot Inc.	4.875%	2/15/44	1,050	1,149
Home Depot Inc.	4.250%	4/1/46	970	977
Home Depot Inc.	3.900%	6/15/47	1,000	958
Home Depot Inc.	3.500%	9/15/56	700	597
Hyatt Hotels Corp.	3.375%	7/15/23	800	783
Hyatt Hotels Corp.	4.850%	3/15/26	100	103
JD.com Inc.	3.125%	4/29/21	200	195
JD.com Inc.	3.875%	4/29/26	400	377
Kohl's Corp.	4.000%	11/1/21	423	427
Kohl's Corp.	4.250%	7/17/25	625	620
Kohl's Corp.	5.550%	7/17/45	350	340
Lear Corp.	5.250%	1/15/25	700	722
Lear Corp.	3.800%	9/15/27	500	470
Lowe's Cos. Inc.	4.625%	4/15/20	445	455
Lowe's Cos. Inc.	3.750%	4/15/21	205	209
Lowe's Cos. Inc.	3.800%	11/15/21	250	255
Lowe's Cos. Inc.	3.120%	4/15/22	450	449
Lowe's Cos. Inc.	3.875%	9/15/23	300	308
Lowe's Cos. Inc.	3.125%	9/15/24	400	389
Lowe's Cos. Inc.	3.375%	9/15/25	975	955
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,550
Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,231
Lowe's Cos. Inc.	4.650%	4/15/42	575	594
Lowe's Cos. Inc.	4.250%	9/15/44	225	219
Lowe's Cos. Inc.	4.375%	9/15/45	625	621
Lowe's Cos. Inc.	3.700%	4/15/46	850	760
Lowe's Cos. Inc.	4.050%	5/3/47	1,900	1,802
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	308
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	149
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	498
Macy's Retail Holdings Inc.	4.375%	9/1/23	950	952

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Macy's Retail Holdings Inc.	3.625%	6/1/24	365	353
Macy's Retail Holdings Inc.	6.900%	4/1/29	325	349
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	680
Magna International Inc.	3.625%	6/15/24	450	448
Magna International Inc.	4.150%	10/1/25	300	304
Marriott International Inc.	3.375%	10/15/20	850	849
Marriott International Inc.	2.875%	3/1/21	500	493
Marriott International Inc.	3.125%	10/15/21	350	346
Marriott International Inc.	2.300%	1/15/22	400	384
Marriott International Inc.	3.750%	3/15/25	525	514
Marriott International Inc.	3.750%	10/1/25	200	194
Marriott International Inc.	3.125%	6/15/26	595	553
Marriott International Inc.	4.000%	4/15/28	425	413
Mastercard Inc.	2.000%	11/21/21	350	339
Mastercard Inc.	3.375%	4/1/24	625	620
Mastercard Inc.	2.950%	11/21/26	510	488
Mastercard Inc.	3.500%	2/26/28	450	447
Mastercard Inc.	3.800%	11/21/46	350	338
Mastercard Inc.	3.950%	2/26/48	550	554
McDonald's Corp.	2.750%	12/9/20	725	720
McDonald's Corp.	2.625%	1/15/22	4,092	4,011
McDonald's Corp.	3.350%	4/1/23	150	150
McDonald's Corp.	3.375%	5/26/25	1,780	1,741
McDonald's Corp.	3.700%	1/30/26	1,125	1,116
McDonald's Corp.	3.500%	3/1/27	200	195
McDonald's Corp.	3.800%	4/1/28	100	100
McDonald's Corp.	4.700%	12/9/35	575	602
McDonald's Corp.	6.300%	3/1/38	100	120
McDonald's Corp.	5.700%	2/1/39	375	428
McDonald's Corp.	3.700%	2/15/42	1,225	1,082
McDonald's Corp.	3.625%	5/1/43	275	238
McDonald's Corp.	4.600%	5/26/45	1,125	1,130
McDonald's Corp.	4.875%	12/9/45	1,225	1,287
McDonald's Corp.	4.450%	3/1/47	650	646
NIKE Inc.	2.250%	5/1/23	50	48
NIKE Inc.	2.375%	11/1/26	1,000	905
NIKE Inc.	3.625%	5/1/43	125	116
NIKE Inc.	3.875%	11/1/45	925	888
NIKE Inc.	3.375%	11/1/46	250	221
Nordstrom Inc.	4.750%	5/1/20	400	409
Nordstrom Inc.	4.000%	10/15/21	585	590
Nordstrom Inc.	4.000%	3/15/27	400	385
Nordstrom Inc.	6.950%	3/15/28	200	222
Nordstrom Inc.	5.000%	1/15/44	672	613
NVR Inc.	3.950%	9/15/22	225	227
O'Reilly Automotive Inc.	4.875%	1/14/21	50	52
O'Reilly Automotive Inc.	4.625%	9/15/21	400	412
O'Reilly Automotive Inc.	3.800%	9/1/22	255	257
O'Reilly Automotive Inc.	3.850%	6/15/23	300	301
O'Reilly Automotive Inc.	3.550%	3/15/26	200	191
O'Reilly Automotive Inc.	3.600%	9/1/27	700	660
PACCAR Financial Corp.	2.200%	9/15/19	150	149
PACCAR Financial Corp.	2.500%	8/14/20	225	223
PACCAR Financial Corp.	2.050%	11/13/20	400	392
PACCAR Financial Corp.	2.250%	2/25/21	200	196
PACCAR Financial Corp.	2.800%	3/1/21	325	323
PACCAR Financial Corp.	2.300%	8/10/22	250	242
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	74
QVC Inc.	4.850%	4/1/24	725	720
QVC Inc.	4.450%	2/15/25	300	290
QVC Inc.	5.950%	3/15/43	325	309
Ralph Lauren Corp.	2.625%	8/18/20	225	223
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	172

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	499
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	648
Starbucks Corp.	2.200%	11/22/20	275	269
Starbucks Corp.	2.100%	2/4/21	350	340
Starbucks Corp.	2.700%	6/15/22	725	704
Starbucks Corp.	3.100%	3/1/23	750	735
Starbucks Corp.	3.850%	10/1/23	800	808
Starbucks Corp.	2.450%	6/15/26	400	358
Starbucks Corp.	3.500%	3/1/28	500	480
Starbucks Corp.	4.300%	6/15/45	175	167
Starbucks Corp.	3.750%	12/1/47	400	345
Tapestry Inc.	3.000%	7/15/22	450	436
Tapestry Inc.	4.250%	4/1/25	450	444
Tapestry Inc.	4.125%	7/15/27	450	429
Target Corp.	3.875%	7/15/20	370	377
Target Corp.	2.900%	1/15/22	850	847
Target Corp.	3.500%	7/1/24	1,325	1,330
Target Corp.	2.500%	4/15/26	550	506
Target Corp.	6.350%	11/1/32	363	442
Target Corp.	6.500%	10/15/37	450	565
Target Corp.	7.000%	1/15/38	300	396
Target Corp.	4.000%	7/1/42	1,150	1,091
Target Corp.	3.625%	4/15/46	800	710
Target Corp.	3.900%	11/15/47	1,000	929
TJX Cos. Inc.	2.750%	6/15/21	625	620
TJX Cos. Inc.	2.500%	5/15/23	800	774
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,247
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	994
Toyota Motor Credit Corp.	2.200%	1/10/20	1,000	989
Toyota Motor Credit Corp.	2.150%	3/12/20	1,375	1,358
Toyota Motor Credit Corp.	1.950%	4/17/20	550	540
Toyota Motor Credit Corp.	4.250%	1/11/21	300	309
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	967
Toyota Motor Credit Corp.	2.950%	4/13/21	850	845
Toyota Motor Credit Corp.	2.750%	5/17/21	500	495
Toyota Motor Credit Corp.	3.400%	9/15/21	305	308
Toyota Motor Credit Corp.	2.600%	1/11/22	700	686
Toyota Motor Credit Corp.	3.300%	1/12/22	950	952
Toyota Motor Credit Corp.	2.800%	7/13/22	700	687
Toyota Motor Credit Corp.	2.150%	9/8/22	650	613
Toyota Motor Credit Corp.	2.625%	1/10/23	550	533
Toyota Motor Credit Corp.	2.700%	1/11/23	750	729
Toyota Motor Credit Corp.	2.250%	10/18/23	400	376
Toyota Motor Credit Corp.	2.900%	4/17/24	400	387
Toyota Motor Credit Corp.	3.400%	4/14/25	900	888
Toyota Motor Credit Corp.	3.200%	1/11/27	750	721
Toyota Motor Credit Corp.	3.050%	1/11/28	950	900
VF Corp.	3.500%	9/1/21	305	308
VF Corp.	6.450%	11/1/37	300	383
Visa Inc.	2.200%	12/14/20	2,200	2,163
Visa Inc.	2.150%	9/15/22	500	479
Visa Inc.	2.800%	12/14/22	1,500	1,471
Visa Inc.	3.150%	12/14/25	3,225	3,116
Visa Inc.	2.750%	9/15/27	875	812
Visa Inc.	4.150%	12/14/35	1,300	1,342
Visa Inc.	4.300%	12/14/45	2,750	2,840
Visa Inc.	3.650%	9/15/47	700	651
Walgreen Co.	3.100%	9/15/22	800	783
Walgreen Co.	4.400%	9/15/42	350	310
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	598
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,900	1,887
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,498
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,375	1,281
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	590

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,055	993
Walgreens Boots Alliance Inc.	4.650%	6/1/46	825	764
Walmart Inc.	1.750%	10/9/19	2,514	2,487
Walmart Inc.	2.850%	6/23/20	1,750	1,754
Walmart Inc.	3.250%	10/25/20	1,635	1,652
Walmart Inc.	1.900%	12/15/20	1,365	1,339
Walmart Inc.	3.125%	6/23/21	2,000	2,009
Walmart Inc.	2.350%	12/15/22	2,325	2,244
Walmart Inc.	2.550%	4/11/23	575	555
Walmart Inc.	3.400%	6/26/23	1,650	1,661
Walmart Inc.	3.300%	4/22/24	225	224
Walmart Inc.	2.650%	12/15/24	875	837
Walmart Inc.	3.550%	6/26/25	1,275	1,282
Walmart Inc.	5.875%	4/5/27	1,535	1,793
Walmart Inc.	3.700%	6/26/28	2,050	2,066
Walmart Inc.	7.550%	2/15/30	480	646
Walmart Inc.	5.250%	9/1/35	1,640	1,899
Walmart Inc.	6.200%	4/15/38	1,320	1,696
Walmart Inc.	3.950%	6/28/38	750	751
Walmart Inc.	5.000%	10/25/40	235	266
Walmart Inc.	5.625%	4/15/41	750	926
Walmart Inc.	4.000%	4/11/43	1,120	1,113
Walmart Inc.	4.300%	4/22/44	916	954
Walmart Inc.	3.625%	12/15/47	800	748
Walmart Inc.	4.050%	6/29/48	1,675	1,683
Western Union Co.	3.600%	3/15/22	1,100	1,088
Western Union Co.	6.200%	11/17/36	425	428
Western Union Co.	6.200%	6/21/40	290	290
Consumer Noncyclical (1.8%)
Abbott Laboratories	2.350%	11/22/19	433	430
Abbott Laboratories	2.000%	3/15/20	750	737
Abbott Laboratories	2.800%	9/15/20	455	452
Abbott Laboratories	2.900%	11/30/21	2,700	2,658
Abbott Laboratories	2.550%	3/15/22	1,675	1,622
Abbott Laboratories	3.250%	4/15/23	700	691
Abbott Laboratories	3.400%	11/30/23	1,750	1,727
Abbott Laboratories	2.950%	3/15/25	100	95
Abbott Laboratories	3.750%	11/30/26	3,100	3,076
Abbott Laboratories	4.750%	11/30/36	1,400	1,474
Abbott Laboratories	6.150%	11/30/37	425	506
Abbott Laboratories	6.000%	4/1/39	200	236
Abbott Laboratories	5.300%	5/27/40	310	339
Abbott Laboratories	4.750%	4/15/43	550	572
Abbott Laboratories	4.900%	11/30/46	3,025	3,253
AbbVie Inc.	2.500%	5/14/20	3,050	3,012
AbbVie Inc.	2.300%	5/14/21	1,600	1,554
AbbVie Inc.	2.900%	11/6/22	2,625	2,548
AbbVie Inc.	3.200%	11/6/22	1,075	1,056
AbbVie Inc.	2.850%	5/14/23	1,025	987
AbbVie Inc.	3.600%	5/14/25	3,170	3,067
AbbVie Inc.	3.200%	5/14/26	1,625	1,516
AbbVie Inc.	4.500%	5/14/35	1,695	1,661
AbbVie Inc.	4.300%	5/14/36	825	789
AbbVie Inc.	4.400%	11/6/42	2,189	2,073
AbbVie Inc.	4.700%	5/14/45	3,182	3,148
AbbVie Inc.	4.450%	5/14/46	1,300	1,244
Actavis Inc.	3.250%	10/1/22	1,450	1,409
Actavis Inc.	4.625%	10/1/42	405	376
Agilent Technologies Inc.	5.000%	7/15/20	275	284
Agilent Technologies Inc.	3.200%	10/1/22	1,000	980
Agilent Technologies Inc.	3.875%	7/15/23	400	398
Agilent Technologies Inc.	3.050%	9/22/26	450	416
AHS Hospital Corp.	5.024%	7/1/45	325	365

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allergan Funding SCS	3.000%	3/12/20	3,212	3,197
Allergan Funding SCS	3.450%	3/15/22	1,957	1,925
Allergan Funding SCS	3.850%	6/15/24	975	955
Allergan Funding SCS	3.800%	3/15/25	3,757	3,652
Allergan Funding SCS	4.550%	3/15/35	2,200	2,087
Allergan Funding SCS	4.850%	6/15/44	1,665	1,606
Allergan Funding SCS	4.750%	3/15/45	485	466
Allergan Inc.	3.375%	9/15/20	525	524
Allergan Inc.	2.800%	3/15/23	225	212
Altria Group Inc.	9.250%	8/6/19	613	654
Altria Group Inc.	2.625%	1/14/20	1,125	1,118
Altria Group Inc.	4.750%	5/5/21	950	987
Altria Group Inc.	2.850%	8/9/22	2,300	2,246
Altria Group Inc.	2.950%	5/2/23	200	194
Altria Group Inc.	4.000%	1/31/24	1,300	1,316
Altria Group Inc.	2.625%	9/16/26	350	318
Altria Group Inc.	4.250%	8/9/42	685	639
Altria Group Inc.	4.500%	5/2/43	650	623
Altria Group Inc.	5.375%	1/31/44	1,325	1,434
Altria Group Inc.	3.875%	9/16/46	1,475	1,296
AmerisourceBergen Corp.	3.500%	11/15/21	850	849
AmerisourceBergen Corp.	3.400%	5/15/24	400	388
AmerisourceBergen Corp.	3.250%	3/1/25	325	307
AmerisourceBergen Corp.	3.450%	12/15/27	600	551
AmerisourceBergen Corp.	4.250%	3/1/45	400	353
AmerisourceBergen Corp.	4.300%	12/15/47	650	573
Amgen Inc.	2.125%	5/1/20	620	610
Amgen Inc.	2.200%	5/11/20	825	812
Amgen Inc.	3.450%	10/1/20	275	277
Amgen Inc.	4.100%	6/15/21	1,360	1,389
Amgen Inc.	1.850%	8/19/21	500	478
Amgen Inc.	3.875%	11/15/21	1,365	1,386
Amgen Inc.	2.700%	5/1/22	225	219
Amgen Inc.	2.650%	5/11/22	725	703
Amgen Inc.	3.625%	5/15/22	625	628
Amgen Inc.	2.250%	8/19/23	800	750
Amgen Inc.	3.625%	5/22/24	1,150	1,145
Amgen Inc.	3.125%	5/1/25	300	286
Amgen Inc.	2.600%	8/19/26	900	812
Amgen Inc.	3.200%	11/2/27	825	771
Amgen Inc.	4.950%	10/1/41	100	103
Amgen Inc.	5.150%	11/15/41	775	817
Amgen Inc.	4.400%	5/1/45	2,100	2,005
Amgen Inc.	4.563%	6/15/48	1,306	1,275
Amgen Inc.	4.663%	6/15/51	4,214	4,159
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,885	5,802
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,650	3,517
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	5,020	4,977
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	900	900
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	9,775	9,568
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,845	4,896
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	905
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	662
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	10,065	10,357
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	764
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	175	180
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,606
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,781
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	1,225	1,219
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,020	2,014
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,185
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,049
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,720
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,530

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,050	2,017
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,412	1,357
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	375	366
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	652
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	757
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	327
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	365
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	584
	Archer-Daniels-Midland Co.	3.750%	9/15/47	900	833
	Ascension Health	3.945%	11/15/46	650	640
5	Ascension Health	4.847%	11/15/53	250	282
	AstraZeneca plc	1.950%	9/18/19	625	617
	AstraZeneca plc	2.375%	11/16/20	1,400	1,374
	AstraZeneca plc	2.375%	6/12/22	900	865
	AstraZeneca plc	3.375%	11/16/25	1,625	1,565
	AstraZeneca plc	3.125%	6/12/27	775	727
	AstraZeneca plc	6.450%	9/15/37	1,705	2,107
	AstraZeneca plc	4.000%	9/18/42	150	141
	AstraZeneca plc	4.375%	11/16/45	1,175	1,154
10	BAT Capital Corp.	2.297%	8/14/20	1,825	1,786
10	BAT Capital Corp.	2.764%	8/15/22	1,950	1,869
10	BAT Capital Corp.	3.222%	8/15/24	2,025	1,917
10	BAT Capital Corp.	3.557%	8/15/27	2,825	2,627
10	BAT Capital Corp.	4.390%	8/15/37	2,450	2,300
10	BAT Capital Corp.	4.540%	8/15/47	2,000	1,864
	Baxalta Inc.	2.875%	6/23/20	675	668
	Baxalta Inc.	3.600%	6/23/22	325	321
	Baxalta Inc.	4.000%	6/23/25	1,400	1,370
	Baxalta Inc.	5.250%	6/23/45	890	917
	Baxter International Inc.	1.700%	8/15/21	400	380
	Baxter International Inc.	2.600%	8/15/26	400	364
	Baxter International Inc.	3.500%	8/15/46	375	321
	Baylor Scott & White Holdings	4.185%	11/15/45	400	404
	Beam Suntory Inc.	3.250%	5/15/22	25	25
	Beam Suntory Inc.	3.250%	6/15/23	50	48
	Becton Dickinson & Co.	2.675%	12/15/19	876	870
	Becton Dickinson & Co.	2.404%	6/5/20	800	785
	Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,490
	Becton Dickinson & Co.	3.125%	11/8/21	440	432
	Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,428
	Becton Dickinson & Co.	3.300%	3/1/23	225	219
	Becton Dickinson & Co.	3.363%	6/6/24	1,000	961
	Becton Dickinson & Co.	3.734%	12/15/24	1,061	1,034
	Becton Dickinson & Co.	3.700%	6/6/27	2,075	1,960
	Becton Dickinson & Co.	5.000%	11/12/40	50	50
	Becton Dickinson & Co.	4.875%	5/15/44	175	168
	Becton Dickinson & Co.	4.685%	12/15/44	1,200	1,162
	Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,064
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	336
	Biogen Inc.	2.900%	9/15/20	1,460	1,451
	Biogen Inc.	3.625%	9/15/22	1,125	1,125
	Biogen Inc.	4.050%	9/15/25	1,225	1,229
	Biogen Inc.	5.200%	9/15/45	1,795	1,889
	Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	201
	Boston Scientific Corp.	6.000%	1/15/20	575	599
	Boston Scientific Corp.	3.375%	5/15/22	200	198
	Boston Scientific Corp.	4.125%	10/1/23	125	127
	Boston Scientific Corp.	3.850%	5/15/25	300	297
	Boston Scientific Corp.	4.000%	3/1/28	825	805
	Boston Scientific Corp.	7.000%	11/15/35	325	414
	Boston Scientific Corp.	7.375%	1/15/40	225	304
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,143
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	124
	Bristol-Myers Squibb Co.	3.250%	8/1/42	640	563

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bristol-Myers Squibb Co.	4.500%	3/1/44	405	431
	Brown-Forman Corp.	3.500%	4/15/25	350	347
	Brown-Forman Corp.	4.500%	7/15/45	395	421
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	456
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	500	451
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	464
	Campbell Soup Co.	3.300%	3/15/21	500	496
	Campbell Soup Co.	3.650%	3/15/23	2,250	2,208
	Campbell Soup Co.	3.950%	3/15/25	950	915
	Campbell Soup Co.	3.300%	3/19/25	700	650
	Campbell Soup Co.	4.150%	3/15/28	1,250	1,190
	Campbell Soup Co.	3.800%	8/2/42	200	155
	Campbell Soup Co.	4.800%	3/15/48	1,175	1,060
	Cardinal Health Inc.	4.625%	12/15/20	590	606
	Cardinal Health Inc.	2.616%	6/15/22	600	575
	Cardinal Health Inc.	3.200%	3/15/23	325	315
	Cardinal Health Inc.	3.079%	6/15/24	400	377
	Cardinal Health Inc.	3.750%	9/15/25	225	216
	Cardinal Health Inc.	3.410%	6/15/27	885	811
	Cardinal Health Inc.	4.600%	3/15/43	300	279
	Cardinal Health Inc.	4.500%	11/15/44	250	226
	Cardinal Health Inc.	4.900%	9/15/45	450	429
	Cardinal Health Inc.	4.368%	6/15/47	500	440
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	193
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	725	684
	Celgene Corp.	2.875%	8/15/20	1,225	1,215
	Celgene Corp.	3.950%	10/15/20	800	811
	Celgene Corp.	2.875%	2/19/21	525	521
	Celgene Corp.	2.250%	8/15/21	300	288
	Celgene Corp.	3.250%	8/15/22	750	735
	Celgene Corp.	3.550%	8/15/22	625	620
	Celgene Corp.	2.750%	2/15/23	575	548
	Celgene Corp.	3.250%	2/20/23	700	682
	Celgene Corp.	4.000%	8/15/23	450	454
	Celgene Corp.	3.625%	5/15/24	975	950
	Celgene Corp.	3.875%	8/15/25	2,225	2,164
	Celgene Corp.	3.450%	11/15/27	395	363
	Celgene Corp.	3.900%	2/20/28	1,250	1,185
	Celgene Corp.	5.700%	10/15/40	75	78
	Celgene Corp.	5.250%	8/15/43	850	865
	Celgene Corp.	4.625%	5/15/44	650	603
	Celgene Corp.	5.000%	8/15/45	1,600	1,551
	Celgene Corp.	4.350%	11/15/47	1,000	884
	Celgene Corp.	4.550%	2/20/48	1,250	1,138
	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	156
	Church & Dwight Co. Inc.	2.450%	12/15/19	400	398
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	96
	Church & Dwight Co. Inc.	3.150%	8/1/27	325	301
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	293
	City of Hope	5.623%	11/15/43	250	306
	City of Hope	4.378%	8/15/48	500	513
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	345
	Clorox Co.	3.800%	11/15/21	1,875	1,903
	Clorox Co.	3.500%	12/15/24	600	594
	Clorox Co.	3.100%	10/1/27	150	141
	Clorox Co.	3.900%	5/15/28	100	99
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	344
	Coca-Cola Co.	3.500%	9/15/20	600	601
	Coca-Cola Co.	1.875%	10/27/20	750	733
	Coca-Cola Co.	2.450%	11/1/20	800	793
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,058
	Coca-Cola Co.	1.550%	9/1/21	800	766
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,221
	Coca-Cola Co.	2.200%	5/25/22	400	388

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	3.200%	11/1/23	1,650	1,646
Coca-Cola Co.	2.875%	10/27/25	1,225	1,172
Coca-Cola Co.	2.550%	6/1/26	325	302
Coca-Cola Co.	2.250%	9/1/26	1,000	905
Coca-Cola Co.	2.900%	5/25/27	400	378
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	383
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,202
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	727
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,477
Colgate-Palmolive Co.	1.950%	2/1/23	500	475
Colgate-Palmolive Co.	2.100%	5/1/23	275	261
Colgate-Palmolive Co.	3.250%	3/15/24	375	375
Colgate-Palmolive Co.	4.000%	8/15/45	450	438
Colgate-Palmolive Co.	3.700%	8/1/47	350	327
Conagra Brands Inc.	3.250%	9/15/22	750	723
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,091
Conagra Brands Inc.	7.000%	10/1/28	100	116
Constellation Brands Inc.	2.000%	11/7/19	400	395
Constellation Brands Inc.	3.875%	11/15/19	650	657
Constellation Brands Inc.	2.250%	11/6/20	400	391
Constellation Brands Inc.	3.750%	5/1/21	350	353
Constellation Brands Inc.	2.700%	5/9/22	250	242
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,102
Constellation Brands Inc.	3.200%	2/15/23	750	729
Constellation Brands Inc.	4.250%	5/1/23	1,000	1,020
Constellation Brands Inc.	4.750%	11/15/24	375	390
Constellation Brands Inc.	4.750%	12/1/25	500	517
Constellation Brands Inc.	3.700%	12/6/26	550	530
Constellation Brands Inc.	3.500%	5/9/27	450	426
Constellation Brands Inc.	3.600%	2/15/28	800	756
Constellation Brands Inc.	4.500%	5/9/47	375	356
Constellation Brands Inc.	4.100%	2/15/48	550	489
Covidien International Finance SA	4.200%	6/15/20	400	408
Covidien International Finance SA	3.200%	6/15/22	1,500	1,490
Covidien International Finance SA	2.950%	6/15/23	1,250	1,225
CVS Health Corp.	3.125%	3/9/20	1,675	1,673
CVS Health Corp.	2.800%	7/20/20	500	495
CVS Health Corp.	3.350%	3/9/21	2,500	2,493
CVS Health Corp.	2.125%	6/1/21	1,700	1,634
CVS Health Corp.	3.500%	7/20/22	2,975	2,946
CVS Health Corp.	2.750%	12/1/22	975	935
CVS Health Corp.	4.750%	12/1/22	775	803
CVS Health Corp.	3.700%	3/9/23	3,315	3,295
CVS Health Corp.	4.000%	12/5/23	100	101
CVS Health Corp.	3.375%	8/12/24	660	637
CVS Health Corp.	4.100%	3/25/25	3,835	3,798
CVS Health Corp.	3.875%	7/20/25	2,957	2,891
CVS Health Corp.	2.875%	6/1/26	1,450	1,316
CVS Health Corp.	4.300%	3/25/28	7,640	7,528
CVS Health Corp.	4.875%	7/20/35	525	522
CVS Health Corp.	4.780%	3/25/38	3,325	3,292
CVS Health Corp.	6.125%	9/15/39	375	437
CVS Health Corp.	5.300%	12/5/43	625	652
CVS Health Corp.	5.125%	7/20/45	3,100	3,153
CVS Health Corp.	5.050%	3/25/48	7,025	7,113
Danaher Corp.	2.400%	9/15/20	400	395
Danaher Corp.	3.350%	9/15/25	500	492
Danaher Corp.	4.375%	9/15/45	375	391
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	305
Delhaize America LLC	9.000%	4/15/31	475	642
Diageo Capital plc	4.828%	7/15/20	500	517
Diageo Capital plc	2.625%	4/29/23	2,000	1,932
Diageo Capital plc	5.875%	9/30/36	250	306
Diageo Capital plc	3.875%	4/29/43	25	24

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Investment Corp.	2.875%	5/11/22	875	861
Diageo Investment Corp.	7.450%	4/15/35	325	453
Diageo Investment Corp.	4.250%	5/11/42	650	660
Dignity Health California GO	2.637%	11/1/19	200	199
Dignity Health California GO	3.125%	11/1/22	150	147
Dignity Health California GO	3.812%	11/1/24	100	99
Dignity Health California GO	4.500%	11/1/42	550	525
Dignity Health California GO	5.267%	11/1/64	225	229
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	490
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	400	383
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	235
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	240
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	475	439
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	41	53
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	575	533
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	325	297
Duke University Health System Inc.	3.920%	6/1/47	450	444
Edwards Lifesciences Corp.	4.300%	6/15/28	375	374
Eli Lilly & Co.	2.350%	5/15/22	200	195
Eli Lilly & Co.	2.750%	6/1/25	650	619
Eli Lilly & Co.	3.100%	5/15/27	725	693
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,134
Estee Lauder Cos. Inc.	1.800%	2/7/20	700	689
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	385
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	385
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	185
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	395
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	685
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,470
Express Scripts Holding Co.	3.300%	2/25/21	675	671
Express Scripts Holding Co.	4.750%	11/15/21	975	1,005
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,181
Express Scripts Holding Co.	3.050%	11/30/22	500	481
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,305
Express Scripts Holding Co.	4.500%	2/25/26	1,230	1,222
Express Scripts Holding Co.	3.400%	3/1/27	1,350	1,233
Express Scripts Holding Co.	6.125%	11/15/41	334	371
Express Scripts Holding Co.	4.800%	7/15/46	2,150	2,042
Flowers Foods Inc.	4.375%	4/1/22	350	359
Flowers Foods Inc.	3.500%	10/1/26	250	237
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	543
Genentech Inc.	5.250%	7/15/35	200	229
General Mills Inc.	2.200%	10/21/19	200	198
General Mills Inc.	3.150%	12/15/21	775	764
General Mills Inc.	2.600%	10/12/22	450	430
General Mills Inc.	3.700%	10/17/23	700	692
General Mills Inc.	3.650%	2/15/24	325	321
General Mills Inc.	3.200%	2/10/27	375	343
General Mills Inc.	4.200%	4/17/28	1,150	1,125
General Mills Inc.	4.550%	4/17/38	400	381
General Mills Inc.	5.400%	6/15/40	345	360
General Mills Inc.	4.700%	4/17/48	850	812
Gilead Sciences Inc.	1.850%	9/20/19	150	148
Gilead Sciences Inc.	2.350%	2/1/20	600	594
Gilead Sciences Inc.	2.550%	9/1/20	1,625	1,605
Gilead Sciences Inc.	4.500%	4/1/21	775	799
Gilead Sciences Inc.	4.400%	12/1/21	3,002	3,099
Gilead Sciences Inc.	3.250%	9/1/22	625	621
Gilead Sciences Inc.	2.500%	9/1/23	625	596
Gilead Sciences Inc.	3.700%	4/1/24	1,600	1,603
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,127
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,160
Gilead Sciences Inc.	2.950%	3/1/27	175	163
Gilead Sciences Inc.	4.600%	9/1/35	850	871

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gilead Sciences Inc.	5.650%	12/1/41	600	688
Gilead Sciences Inc.	4.800%	4/1/44	1,900	1,980
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,023
Gilead Sciences Inc.	4.750%	3/1/46	1,950	2,008
Gilead Sciences Inc.	4.150%	3/1/47	1,925	1,838
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,051
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,349
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,750	1,764
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	341
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,295	2,942
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	302
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,700
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	196
Hackensack Meridian Health	4.500%	7/1/57	225	240
Hackensack Meridian Health Inc.	4.211%	7/1/48	500	506
Hasbro Inc.	3.150%	5/15/21	200	198
Hasbro Inc.	6.350%	3/15/40	400	437
Hasbro Inc.	5.100%	5/15/44	350	332
Hershey Co.	2.900%	5/15/20	300	300
Hershey Co.	4.125%	12/1/20	215	221
Hershey Co.	3.100%	5/15/21	400	400
Hershey Co.	2.625%	5/1/23	250	241
Hershey Co.	3.375%	5/15/23	825	826
Hershey Co.	3.200%	8/21/25	170	166
Hershey Co.	2.300%	8/15/26	425	384
Hillshire Brands Co.	4.100%	9/15/20	175	178
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	503
Ingredion Inc.	4.625%	11/1/20	50	51
Ingredion Inc.	3.200%	10/1/26	400	373
JM Smucker Co.	2.200%	12/6/19	400	395
JM Smucker Co.	2.500%	3/15/20	325	321
JM Smucker Co.	3.500%	10/15/21	735	737
JM Smucker Co.	3.000%	3/15/22	250	245
JM Smucker Co.	3.500%	3/15/25	700	669
JM Smucker Co.	3.375%	12/15/27	500	466
JM Smucker Co.	4.250%	3/15/35	400	378
JM Smucker Co.	4.375%	3/15/45	650	602
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	340
Johnson & Johnson	1.875%	12/5/19	300	297
Johnson & Johnson	2.950%	9/1/20	400	402
Johnson & Johnson	1.950%	11/10/20	400	393
Johnson & Johnson	1.650%	3/1/21	750	729
Johnson & Johnson	2.450%	12/5/21	200	198
Johnson & Johnson	2.250%	3/3/22	1,425	1,393
Johnson & Johnson	2.050%	3/1/23	500	478
Johnson & Johnson	6.730%	11/15/23	245	287
Johnson & Johnson	3.375%	12/5/23	650	657
Johnson & Johnson	2.625%	1/15/25	600	574
Johnson & Johnson	2.450%	3/1/26	1,600	1,501
Johnson & Johnson	2.950%	3/3/27	875	842
Johnson & Johnson	2.900%	1/15/28	900	857
Johnson & Johnson	6.950%	9/1/29	975	1,275
Johnson & Johnson	4.950%	5/15/33	550	620
Johnson & Johnson	4.375%	12/5/33	700	748
Johnson & Johnson	3.550%	3/1/36	350	338
Johnson & Johnson	3.625%	3/3/37	1,250	1,219
Johnson & Johnson	5.950%	8/15/37	645	823
Johnson & Johnson	3.400%	1/15/38	800	752
Johnson & Johnson	5.850%	7/15/38	325	413
Johnson & Johnson	4.500%	9/1/40	419	451
Johnson & Johnson	4.500%	12/5/43	550	595
Johnson & Johnson	3.700%	3/1/46	1,675	1,621
Johnson & Johnson	3.750%	3/3/47	1,300	1,271

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Johnson & Johnson	3.500%	1/15/48	900	839
	Kaiser Foundation Hospitals	3.500%	4/1/22	175	177
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	456
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,034
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	682
	Kellogg Co.	4.150%	11/15/19	250	254
	Kellogg Co.	4.000%	12/15/20	570	582
	Kellogg Co.	3.250%	5/14/21	325	325
	Kellogg Co.	2.650%	12/1/23	250	238
	Kellogg Co.	3.250%	4/1/26	950	889
	Kellogg Co.	3.400%	11/15/27	950	881
	Kellogg Co.	4.300%	5/15/28	375	370
	Kellogg Co.	7.450%	4/1/31	200	252
	Kellogg Co.	4.500%	4/1/46	775	733
	Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,081
	Kimberly-Clark Corp.	3.625%	8/1/20	250	253
	Kimberly-Clark Corp.	3.875%	3/1/21	560	571
	Kimberly-Clark Corp.	2.400%	3/1/22	250	243
	Kimberly-Clark Corp.	2.400%	6/1/23	150	144
	Kimberly-Clark Corp.	3.050%	8/15/25	100	96
	Kimberly-Clark Corp.	2.750%	2/15/26	250	234
	Kimberly-Clark Corp.	5.300%	3/1/41	825	962
	Kimberly-Clark Corp.	3.700%	6/1/43	175	161
	Kimberly-Clark Corp.	3.200%	7/30/46	600	513
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	100	109
	Koninklijke Philips NV	6.875%	3/11/38	300	398
	Koninklijke Philips NV	5.000%	3/15/42	535	593
	Kraft Foods Group Inc.	5.375%	2/10/20	78	81
	Kraft Foods Group Inc.	6.875%	1/26/39	825	973
	Kraft Foods Group Inc.	6.500%	2/9/40	600	676
	Kraft Foods Group Inc.	5.000%	6/4/42	1,955	1,858
	Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,480
	Kraft Heinz Foods Co.	3.375%	6/15/21	625	626
	Kraft Heinz Foods Co.	3.500%	7/15/22	250	247
	Kraft Heinz Foods Co.	4.000%	6/15/23	1,200	1,198
	Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,580
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,466
	Kraft Heinz Foods Co.	4.625%	1/30/29	1,050	1,040
	Kraft Heinz Foods Co.	5.000%	7/15/35	825	813
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,500	1,457
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,220
	Kroger Co.	2.950%	11/1/21	2,335	2,291
	Kroger Co.	4.450%	2/1/47	1,650	1,507
	Kroger Co.	4.650%	1/15/48	425	399
	Laboratory Corp. of America Holdings	2.625%	2/1/20	250	248
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	371
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	226
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	483
	Laboratory Corp. of America Holdings	3.600%	2/1/25	825	805
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	425
	Laboratory Corp. of America Holdings	4.700%	2/1/45	625	605
	Life Technologies Corp.	6.000%	3/1/20	485	505
	Life Technologies Corp.	5.000%	1/15/21	375	388
10	Maple Escrow Subsidiary Inc.	3.551%	5/25/21	850	849
10	Maple Escrow Subsidiary Inc.	4.057%	5/25/23	1,650	1,656
10	Maple Escrow Subsidiary Inc.	4.417%	5/25/25	750	754
10	Maple Escrow Subsidiary Inc.	4.597%	5/25/28	1,700	1,703
10	Maple Escrow Subsidiary Inc.	4.985%	5/25/38	425	427
10	Maple Escrow Subsidiary Inc.	5.085%	5/25/48	625	629
5	Mayo Clinic	3.774%	11/15/43	625	607
5	Mayo Clinic	4.000%	11/15/47	150	148
5	Mayo Clinic	4.128%	11/15/52	125	128
	McCormick & Co. Inc.	3.900%	7/15/21	100	101
	McCormick & Co. Inc.	3.150%	8/15/24	600	573

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	McCormick & Co. Inc.	3.400%	8/15/27	800	757
	McKesson Corp.	2.700%	12/15/22	2,520	2,413
	McKesson Corp.	3.796%	3/15/24	100	99
	McKesson Corp.	3.950%	2/16/28	150	145
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	641
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	498
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	484
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	467
	Mead Johnson Nutrition Co.	4.600%	6/1/44	325	336
	Medco Health Solutions Inc.	4.125%	9/15/20	410	416
	Medtronic Global Holdings SCA	3.350%	4/1/27	675	658
	Medtronic Inc.	2.500%	3/15/20	2,206	2,189
	Medtronic Inc.	4.125%	3/15/21	410	419
	Medtronic Inc.	3.125%	3/15/22	2,475	2,461
	Medtronic Inc.	3.150%	3/15/22	1,725	1,712
	Medtronic Inc.	3.625%	3/15/24	850	854
	Medtronic Inc.	3.500%	3/15/25	3,100	3,066
	Medtronic Inc.	4.375%	3/15/35	1,992	2,060
	Medtronic Inc.	5.550%	3/15/40	275	320
	Medtronic Inc.	4.500%	3/15/42	1,413	1,457
	Medtronic Inc.	4.625%	3/15/44	293	308
	Medtronic Inc.	4.625%	3/15/45	3,850	4,072
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	116
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	456
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	150	155
	Merck & Co. Inc.	1.850%	2/10/20	1,325	1,305
	Merck & Co. Inc.	3.875%	1/15/21	625	637
	Merck & Co. Inc.	2.350%	2/10/22	100	97
	Merck & Co. Inc.	2.400%	9/15/22	925	896
	Merck & Co. Inc.	2.800%	5/18/23	3,325	3,252
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,150
	Merck & Co. Inc.	3.600%	9/15/42	375	352
	Merck & Co. Inc.	4.150%	5/18/43	805	823
	Merck & Co. Inc.	3.700%	2/10/45	2,795	2,658
	Molson Coors Brewing Co.	1.450%	7/15/19	275	270
	Molson Coors Brewing Co.	2.250%	3/15/20	525	516
	Molson Coors Brewing Co.	2.100%	7/15/21	775	743
	Molson Coors Brewing Co.	3.500%	5/1/22	75	75
	Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,501
	Molson Coors Brewing Co.	5.000%	5/1/42	700	704
	Molson Coors Brewing Co.	4.200%	7/15/46	1,710	1,533
	Mondelez International Inc.	4.625%	5/7/48	250	241
5	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	195
	Mylan Inc.	4.200%	11/29/23	925	927
10	Mylan Inc.	4.550%	4/15/28	625	611
	Mylan Inc.	5.400%	11/29/43	550	544
10	Mylan Inc.	5.200%	4/15/48	625	602
	Mylan NV	3.150%	6/15/21	975	963
	Mylan NV	3.950%	6/15/26	1,725	1,647
	Mylan NV	5.250%	6/15/46	775	749
	New York & Presbyterian Hospital	4.024%	8/1/45	480	481
	New York & Presbyterian Hospital	4.063%	8/1/56	325	323
	Newell Brands Inc.	2.875%	12/1/19	225	224
	Newell Brands Inc.	3.150%	4/1/21	960	950
	Newell Brands Inc.	3.850%	4/1/23	2,485	2,448
	Newell Brands Inc.	4.000%	12/1/24	400	393
	Newell Brands Inc.	3.900%	11/1/25	350	331
	Newell Brands Inc.	4.200%	4/1/26	1,600	1,546
	Newell Brands Inc.	5.375%	4/1/36	925	910
	Newell Brands Inc.	5.500%	4/1/46	1,450	1,412
	Northwell Healthcare Inc.	3.979%	11/1/46	600	550
	Northwell Healthcare Inc.	4.260%	11/1/47	850	817
	Novartis Capital Corp.	1.800%	2/14/20	1,500	1,476
	Novartis Capital Corp.	4.400%	4/24/20	725	744

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,459
	Novartis Capital Corp.	2.400%	9/21/22	1,150	1,114
	Novartis Capital Corp.	3.400%	5/6/24	1,000	998
	Novartis Capital Corp.	3.000%	11/20/25	900	866
	Novartis Capital Corp.	3.100%	5/17/27	1,400	1,344
	Novartis Capital Corp.	3.700%	9/21/42	525	499
	Novartis Capital Corp.	4.400%	5/6/44	1,600	1,710
	Novartis Capital Corp.	4.000%	11/20/45	1,025	1,023
	NYU Hospitals Center	4.784%	7/1/44	325	356
5	NYU Hospitals Center	4.368%	7/1/47	425	431
	Orlando Health Obligated Group	4.089%	10/1/48	225	223
	Partners Healthcare System Inc.	3.765%	7/1/48	150	140
	Partners Healthcare System Inc.	4.117%	7/1/55	275	273
	PepsiCo Inc.	1.350%	10/4/19	300	295
	PepsiCo Inc.	1.850%	4/30/20	1,475	1,448
	PepsiCo Inc.	2.150%	10/14/20	1,075	1,058
	PepsiCo Inc.	3.125%	11/1/20	30	30
	PepsiCo Inc.	2.000%	4/15/21	100	97
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,070
	PepsiCo Inc.	1.700%	10/6/21	300	287
	PepsiCo Inc.	2.750%	3/5/22	1,650	1,632
	PepsiCo Inc.	2.250%	5/2/22	275	266
	PepsiCo Inc.	2.750%	3/1/23	1,000	977
	PepsiCo Inc.	3.600%	3/1/24	600	607
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,644
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,419
	PepsiCo Inc.	2.375%	10/6/26	575	524
	PepsiCo Inc.	3.000%	10/15/27	1,800	1,706
	PepsiCo Inc.	5.500%	1/15/40	500	591
	PepsiCo Inc.	4.875%	11/1/40	165	182
	PepsiCo Inc.	4.000%	3/5/42	741	726
	PepsiCo Inc.	3.600%	8/13/42	725	673
	PepsiCo Inc.	4.250%	10/22/44	525	533
	PepsiCo Inc.	4.600%	7/17/45	785	838
	PepsiCo Inc.	4.450%	4/14/46	1,075	1,128
	PepsiCo Inc.	3.450%	10/6/46	850	758
	PepsiCo Inc.	4.000%	5/2/47	575	564
	PerkinElmer Inc.	5.000%	11/15/21	615	640
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	802
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	582
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	367
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,148	1,070
	Pfizer Inc.	1.700%	12/15/19	1,000	986
	Pfizer Inc.	1.950%	6/3/21	900	876
	Pfizer Inc.	2.200%	12/15/21	825	802
	Pfizer Inc.	3.000%	6/15/23	4,396	4,346
	Pfizer Inc.	3.400%	5/15/24	200	200
	Pfizer Inc.	2.750%	6/3/26	800	756
	Pfizer Inc.	3.000%	12/15/26	2,350	2,254
	Pfizer Inc.	4.000%	12/15/36	1,050	1,053
	Pfizer Inc.	7.200%	3/15/39	1,015	1,407
	Pfizer Inc.	4.300%	6/15/43	1,500	1,532
	Pfizer Inc.	4.400%	5/15/44	925	960
	Pfizer Inc.	4.125%	12/15/46	1,175	1,182
	Philip Morris International Inc.	2.000%	2/21/20	725	713
	Philip Morris International Inc.	1.875%	2/25/21	475	459
	Philip Morris International Inc.	4.125%	5/17/21	195	199
	Philip Morris International Inc.	2.375%	8/17/22	550	526
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,536
	Philip Morris International Inc.	2.625%	3/6/23	550	526
	Philip Morris International Inc.	2.125%	5/10/23	450	420
	Philip Morris International Inc.	3.600%	11/15/23	400	398
	Philip Morris International Inc.	3.250%	11/10/24	875	846
	Philip Morris International Inc.	3.375%	8/11/25	675	656

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	2.750%	2/25/26	1,205	1,120
	Philip Morris International Inc.	3.125%	8/17/27	425	402
	Philip Morris International Inc.	3.125%	3/2/28	400	377
	Philip Morris International Inc.	6.375%	5/16/38	575	694
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,131
	Philip Morris International Inc.	4.500%	3/20/42	575	562
	Philip Morris International Inc.	3.875%	8/21/42	75	67
	Philip Morris International Inc.	4.125%	3/4/43	850	791
	Philip Morris International Inc.	4.875%	11/15/43	1,100	1,127
	Philip Morris International Inc.	4.250%	11/10/44	925	875
5	Procter & Gamble - Esop	9.360%	1/1/21	376	407
	Procter & Gamble Co.	1.750%	10/25/19	500	494
	Procter & Gamble Co.	1.900%	11/1/19	475	470
	Procter & Gamble Co.	1.900%	10/23/20	675	661
	Procter & Gamble Co.	1.850%	2/2/21	400	389
	Procter & Gamble Co.	1.700%	11/3/21	1,000	961
	Procter & Gamble Co.	3.100%	8/15/23	1,100	1,097
	Procter & Gamble Co.	2.700%	2/2/26	400	379
	Procter & Gamble Co.	2.450%	11/3/26	700	646
	Procter & Gamble Co.	3.500%	10/25/47	750	684
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	117
5	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	303
5	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	382
	Quest Diagnostics Inc.	4.750%	1/30/20	300	307
	Quest Diagnostics Inc.	2.500%	3/30/20	160	158
	Quest Diagnostics Inc.	4.250%	4/1/24	200	203
	Quest Diagnostics Inc.	3.500%	3/30/25	250	241
	Quest Diagnostics Inc.	3.450%	6/1/26	425	406
	Quest Diagnostics Inc.	5.750%	1/30/40	61	67
	Quest Diagnostics Inc.	4.700%	3/30/45	200	199
	Reynolds American Inc.	3.250%	6/12/20	825	823
	Reynolds American Inc.	4.000%	6/12/22	600	604
	Reynolds American Inc.	4.850%	9/15/23	250	260
	Reynolds American Inc.	4.450%	6/12/25	2,531	2,547
	Reynolds American Inc.	5.700%	8/15/35	700	752
	Reynolds American Inc.	8.125%	5/1/40	400	554
	Reynolds American Inc.	7.000%	8/4/41	150	188
	Reynolds American Inc.	5.850%	8/15/45	1,785	1,959
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	336
	Sanofi	4.000%	3/29/21	1,360	1,392
	Sanofi	3.375%	6/19/23	1,100	1,103
	Sanofi	3.625%	6/19/28	1,000	992
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	4,100	4,036
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,211
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,850	2,683
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,585	2,361
	SSM Health Care Corp.	3.688%	6/1/23	575	577
	SSM Health Care Corp.	3.823%	6/1/27	375	373
	Stanford Health Care	3.795%	11/15/48	450	435
	Stryker Corp.	4.375%	1/15/20	100	102
	Stryker Corp.	2.625%	3/15/21	625	613
	Stryker Corp.	3.375%	5/15/24	1,000	980
	Stryker Corp.	3.375%	11/1/25	500	480
	Stryker Corp.	3.500%	3/15/26	890	862
	Stryker Corp.	3.650%	3/7/28	450	439
	Stryker Corp.	4.375%	5/15/44	275	269
	Stryker Corp.	4.625%	3/15/46	780	791
	Sutter Health	3.695%	8/15/28	500	497
	Sutter Health	4.091%	8/15/48	375	364
	Sysco Corp.	2.600%	10/1/20	425	419
	Sysco Corp.	2.500%	7/15/21	300	293
	Sysco Corp.	2.600%	6/12/22	346	334
	Sysco Corp.	3.750%	10/1/25	425	420
	Sysco Corp.	3.300%	7/15/26	975	922

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sysco Corp.	3.250%	7/15/27	875	828
	Sysco Corp.	4.850%	10/1/45	125	127
	Sysco Corp.	4.500%	4/1/46	550	535
	Sysco Corp.	4.450%	3/15/48	425	408
5	Texas Health Resources	4.330%	11/15/55	100	106
	The Kroger Co.	1.500%	9/30/19	300	294
	The Kroger Co.	6.150%	1/15/20	1,010	1,054
	The Kroger Co.	3.300%	1/15/21	700	698
	The Kroger Co.	2.600%	2/1/21	200	196
	The Kroger Co.	3.850%	8/1/23	325	325
	The Kroger Co.	4.000%	2/1/24	400	401
	The Kroger Co.	2.650%	10/15/26	775	685
	The Kroger Co.	3.700%	8/1/27	100	95
	The Kroger Co.	7.700%	6/1/29	200	243
	The Kroger Co.	8.000%	9/15/29	750	933
	The Kroger Co.	6.900%	4/15/38	375	449
	The Kroger Co.	5.150%	8/1/43	350	346
	The Kroger Co.	3.875%	10/15/46	325	270
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,115
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	516
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	704
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	597
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,517
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	462
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	416
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	740
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	607
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	600	662
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	377
	Trinity Health Corp.	4.125%	12/1/45	450	440
	Tupperware Brands Corp.	4.750%	6/1/21	430	441
	Tyson Foods Inc.	2.650%	8/15/19	500	498
	Tyson Foods Inc.	2.250%	8/23/21	50	48
	Tyson Foods Inc.	4.500%	6/15/22	725	744
	Tyson Foods Inc.	3.950%	8/15/24	1,125	1,124
	Tyson Foods Inc.	3.550%	6/2/27	1,025	968
	Tyson Foods Inc.	4.875%	8/15/34	800	813
	Tyson Foods Inc.	5.150%	8/15/44	350	362
	Tyson Foods Inc.	4.550%	6/2/47	600	574
	Unilever Capital Corp.	2.100%	7/30/20	725	710
	Unilever Capital Corp.	4.250%	2/10/21	805	827
	Unilever Capital Corp.	1.375%	7/28/21	400	378
	Unilever Capital Corp.	2.600%	5/5/24	875	835
	Unilever Capital Corp.	3.100%	7/30/25	550	535
	Unilever Capital Corp.	2.000%	7/28/26	550	489
	Whirlpool Corp.	4.850%	6/15/21	200	207
	Whirlpool Corp.	4.700%	6/1/22	775	804
	Whirlpool Corp.	4.000%	3/1/24	275	277
	Whirlpool Corp.	3.700%	5/1/25	400	390
	Whirlpool Corp.	4.500%	6/1/46	488	452
	Wyeth LLC	7.250%	3/1/23	350	407
	Wyeth LLC	6.450%	2/1/24	1,705	1,970
	Wyeth LLC	6.500%	2/1/34	500	632
	Wyeth LLC	6.000%	2/15/36	410	503
	Wyeth LLC	5.950%	4/1/37	1,655	2,016
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	702
	Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	209
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,931
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	764
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	636
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	225
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,308
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	227
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	330	309

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zoetis Inc.	3.450%	11/13/20	325	326
Zoetis Inc.	3.250%	2/1/23	1,475	1,448
Zoetis Inc.	4.500%	11/13/25	350	362
Zoetis Inc.	3.000%	9/12/27	700	645
Zoetis Inc.	4.700%	2/1/43	825	847
Zoetis Inc.	3.950%	9/12/47	450	417
Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	615
Anadarko Petroleum Corp.	4.850%	3/15/21	200	206
Anadarko Petroleum Corp.	5.550%	3/15/26	2,300	2,459
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,155
Anadarko Petroleum Corp.	7.950%	6/15/39	125	164
Anadarko Petroleum Corp.	6.200%	3/15/40	450	506
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,753
Anadarko Petroleum Corp.	6.600%	3/15/46	700	842
Andeavor	5.375%	10/1/22	50	51
Andeavor	4.750%	12/15/23	2,000	2,075
Andeavor	5.125%	12/15/26	825	862
Andeavor	3.800%	4/1/28	800	755
Andeavor	4.500%	4/1/48	1,000	909
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	200	195
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	2,560	2,461
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	250	242
Apache Corp.	3.625%	2/1/21	265	266
Apache Corp.	3.250%	4/15/22	862	841
Apache Corp.	2.625%	1/15/23	150	143
Apache Corp.	6.000%	1/15/37	725	787
Apache Corp.	5.100%	9/1/40	850	842
Apache Corp.	5.250%	2/1/42	475	476
Apache Corp.	4.750%	4/15/43	900	852
Apache Corp.	4.250%	1/15/44	800	706
Apache Finance Canada Corp.	7.750%	12/15/29	225	273
Baker Hughes a GE Co. LLC	5.125%	9/15/40	795	849
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	2.773%	12/15/22	1,500	1,457
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	3.337%	12/15/27	500	465
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	4.080%	12/15/47	2,000	1,782
Boardwalk Pipelines LP	3.375%	2/1/23	350	338
Boardwalk Pipelines LP	4.950%	12/15/24	525	535
Boardwalk Pipelines LP	5.950%	6/1/26	700	750
Boardwalk Pipelines LP	4.450%	7/15/27	300	291
BP Capital Markets plc	1.768%	9/19/19	325	321
BP Capital Markets plc	2.521%	1/15/20	400	397
BP Capital Markets plc	2.315%	2/13/20	375	371
BP Capital Markets plc	4.500%	10/1/20	1,425	1,469
BP Capital Markets plc	4.742%	3/11/21	1,010	1,054
BP Capital Markets plc	2.112%	9/16/21	1,000	965
BP Capital Markets plc	3.561%	11/1/21	2,775	2,803
BP Capital Markets plc	3.062%	3/17/22	450	447
BP Capital Markets plc	3.245%	5/6/22	1,076	1,072
BP Capital Markets plc	2.520%	9/19/22	450	432
BP Capital Markets plc	2.500%	11/6/22	889	855
BP Capital Markets plc	2.750%	5/10/23	1,825	1,764
BP Capital Markets plc	3.994%	9/26/23	350	358
BP Capital Markets plc	3.216%	11/28/23	2,500	2,453
BP Capital Markets plc	3.535%	11/4/24	2,335	2,315
BP Capital Markets plc	3.506%	3/17/25	1,100	1,089
BP Capital Markets plc	3.119%	5/4/26	2,600	2,484
BP Capital Markets plc	3.279%	9/19/27	1,100	1,056
BP Capital Markets plc	3.723%	11/28/28	1,000	993
Buckeye Partners LP	3.950%	12/1/26	2,200	1,994

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Buckeye Partners LP	4.125%	12/1/27	150	136
Buckeye Partners LP	5.850%	11/15/43	250	240
Buckeye Partners LP	5.600%	10/15/44	175	157
Burlington Resources Finance Co.	7.400%	12/1/31	600	782
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,170
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	771
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	878
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	615
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	467
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	555
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	593
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	877
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,212
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	310
Cenovus Energy Inc.	5.700%	10/15/19	500	513
Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,920
Cenovus Energy Inc.	5.250%	6/15/37	500	494
Cenovus Energy Inc.	6.750%	11/15/39	900	990
Cenovus Energy Inc.	5.200%	9/15/43	800	749
Cenovus Energy Inc.	5.400%	6/15/47	1,300	1,271
Chevron Corp.	2.193%	11/15/19	1,800	1,783
Chevron Corp.	1.961%	3/3/20	2,452	2,417
Chevron Corp.	1.991%	3/3/20	400	394
Chevron Corp.	2.419%	11/17/20	600	593
Chevron Corp.	2.100%	5/16/21	1,200	1,169
Chevron Corp.	2.411%	3/3/22	475	464
Chevron Corp.	2.498%	3/3/22	400	391
Chevron Corp.	2.355%	12/5/22	5,595	5,349
Chevron Corp.	3.191%	6/24/23	1,175	1,164
Chevron Corp.	2.895%	3/3/24	100	97
Chevron Corp.	3.326%	11/17/25	200	198
Chevron Corp.	2.954%	5/16/26	1,450	1,389
Cimarex Energy Co.	4.375%	6/1/24	900	910
Cimarex Energy Co.	3.900%	5/15/27	600	575
Columbia Pipeline Group Inc.	3.300%	6/1/20	525	522
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,157
Concho Resources Inc.	3.750%	10/1/27	200	192
Concho Resources Inc.	4.875%	10/1/47	250	254
ConocoPhillips	5.900%	10/15/32	200	233
ConocoPhillips	5.900%	5/15/38	1,305	1,557
ConocoPhillips	6.500%	2/1/39	1,410	1,788
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	476
ConocoPhillips Co.	4.950%	3/15/26	2,693	2,900
ConocoPhillips Co.	4.150%	11/15/34	90	89
ConocoPhillips Co.	4.300%	11/15/44	500	505
ConocoPhillips Co.	5.950%	3/15/46	250	309
ConocoPhillips Holding Co.	6.950%	4/15/29	275	338
Continental Resources Inc.	4.500%	4/15/23	450	457
Continental Resources Inc.	4.375%	1/15/28	900	894
Devon Energy Corp.	4.000%	7/15/21	300	304
Devon Energy Corp.	3.250%	5/15/22	500	489
Devon Energy Corp.	7.950%	4/15/32	245	314
Devon Energy Corp.	5.600%	7/15/41	1,310	1,410
Devon Energy Corp.	4.750%	5/15/42	1,700	1,655
Devon Financing Co. LLC	7.875%	9/30/31	1,025	1,294
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	494
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	247
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	246
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	522
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	398
Enable Midstream Partners LP	3.900%	5/15/24	250	241
Enable Midstream Partners LP	4.400%	3/15/27	800	755
Enable Midstream Partners LP	4.950%	5/15/28	300	292
Enable Midstream Partners LP	5.000%	5/15/44	350	307

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Enbridge Energy Partners LP	4.200%	9/15/21	325	328
	Enbridge Energy Partners LP	5.875%	10/15/25	400	431
	Enbridge Energy Partners LP	7.500%	4/15/38	300	371
	Enbridge Energy Partners LP	5.500%	9/15/40	350	360
	Enbridge Energy Partners LP	7.375%	10/15/45	500	632
	Enbridge Inc.	2.900%	7/15/22	450	438
	Enbridge Inc.	4.250%	12/1/26	400	398
	Enbridge Inc.	3.700%	7/15/27	800	758
	Enbridge Inc.	4.500%	6/10/44	525	477
	Enbridge Inc.	5.500%	12/1/46	625	672
	Encana Corp.	7.375%	11/1/31	500	613
	Encana Corp.	6.500%	8/15/34	1,625	1,883
	Encana Corp.	6.625%	8/15/37	500	591
	Encana Corp.	6.500%	2/1/38	475	558
	Energy Transfer LP	4.150%	10/1/20	1,125	1,138
	Energy Transfer LP	4.650%	6/1/21	840	861
	Energy Transfer LP	5.200%	2/1/22	1,600	1,660
	Energy Transfer LP	3.600%	2/1/23	1,825	1,780
	Energy Transfer LP	4.050%	3/15/25	2,000	1,926
	Energy Transfer LP	4.750%	1/15/26	300	298
	Energy Transfer LP	4.200%	4/15/27	300	284
	Energy Transfer LP	4.900%	3/15/35	250	225
	Energy Transfer LP	6.625%	10/15/36	150	159
	Energy Transfer LP	7.500%	7/1/38	500	578
	Energy Transfer LP	6.050%	6/1/41	1,650	1,638
	Energy Transfer LP	6.500%	2/1/42	300	311
	Energy Transfer LP	5.150%	2/1/43	425	378
	Energy Transfer LP	5.150%	3/15/45	250	220
	Energy Transfer LP	6.125%	12/15/45	1,200	1,195
	Energy Transfer LP	5.300%	4/15/47	1,300	1,175
	Energy Transfer Partners LP	4.200%	9/15/23	100	100
	Energy Transfer Partners LP	4.950%	6/15/28	150	150
	Energy Transfer Partners LP	5.800%	6/15/38	650	643
	Energy Transfer Partners LP	6.000%	6/15/48	600	597
	EnLink Midstream Partners LP	4.400%	4/1/24	825	792
	EnLink Midstream Partners LP	4.150%	6/1/25	900	831
	EnLink Midstream Partners LP	4.850%	7/15/26	950	898
	EnLink Midstream Partners LP	5.600%	4/1/44	425	369
	EnLink Midstream Partners LP	5.450%	6/1/47	300	254
	Enterprise Products Operating LLC	2.550%	10/15/19	300	298
	Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,324
	Enterprise Products Operating LLC	2.800%	2/15/21	400	395
	Enterprise Products Operating LLC	4.050%	2/15/22	175	178
	Enterprise Products Operating LLC	3.350%	3/15/23	350	344
	Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,056
	Enterprise Products Operating LLC	3.750%	2/15/25	650	643
	Enterprise Products Operating LLC	3.700%	2/15/26	600	587
	Enterprise Products Operating LLC	3.950%	2/15/27	200	198
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,719
	Enterprise Products Operating LLC	7.550%	4/15/38	450	588
	Enterprise Products Operating LLC	5.950%	2/1/41	495	559
	Enterprise Products Operating LLC	4.850%	8/15/42	1,850	1,840
	Enterprise Products Operating LLC	4.450%	2/15/43	600	561
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,757
	Enterprise Products Operating LLC	5.100%	2/15/45	159	163
	Enterprise Products Operating LLC	4.900%	5/15/46	1,600	1,608
	Enterprise Products Operating LLC	4.250%	2/15/48	900	837
	Enterprise Products Operating LLC	4.950%	10/15/54	200	195
5	Enterprise Products Operating LLC	5.250%	8/16/77	400	372
5	Enterprise Products Operating LLC	5.375%	2/15/78	4,000	3,663
	EOG Resources Inc.	4.100%	2/1/21	350	357
	EOG Resources Inc.	2.625%	3/15/23	5,100	4,903
	EQT Corp.	2.500%	10/1/20	200	195
	EQT Corp.	4.875%	11/15/21	600	619

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EQT Corp.	3.000%	10/1/22	300	288
EQT Corp.	3.900%	10/1/27	875	817
EQT Midstream Partners LP	4.750%	7/15/23	400	400
EQT Midstream Partners LP	4.125%	12/1/26	500	457
EQT Midstream Partners LP	5.500%	7/15/28	400	400
EQT Midstream Partners LP	6.500%	7/15/48	240	240
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,392
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,469
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,222
Exxon Mobil Corp.	2.726%	3/1/23	5,050	4,944
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,055
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,312
Exxon Mobil Corp.	3.567%	3/6/45	650	603
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,831
Halliburton Co.	3.250%	11/15/21	1,565	1,564
Halliburton Co.	3.500%	8/1/23	950	946
Halliburton Co.	3.800%	11/15/25	2,250	2,233
Halliburton Co.	4.850%	11/15/35	1,000	1,032
Halliburton Co.	6.700%	9/15/38	580	707
Halliburton Co.	7.450%	9/15/39	450	593
Halliburton Co.	4.500%	11/15/41	675	666
Halliburton Co.	4.750%	8/1/43	350	354
Halliburton Co.	5.000%	11/15/45	1,200	1,279
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	300	308
Hess Corp.	3.500%	7/15/24	200	189
Hess Corp.	4.300%	4/1/27	500	483
Hess Corp.	7.875%	10/1/29	150	180
Hess Corp.	7.125%	3/15/33	375	429
Hess Corp.	6.000%	1/15/40	1,325	1,353
Hess Corp.	5.600%	2/15/41	1,025	1,033
Hess Corp.	5.800%	4/1/47	400	414
Husky Energy Inc.	7.250%	12/15/19	505	533
Husky Energy Inc.	3.950%	4/15/22	450	454
Husky Energy Inc.	4.000%	4/15/24	500	500
Husky Energy Inc.	6.800%	9/15/37	300	365
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,136
Kerr-McGee Corp.	7.875%	9/15/31	150	190
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,095
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	789
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,995
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	176
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,525	1,527
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,190
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	427
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	2,993
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	204
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	307
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	434
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	381
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,704
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,080
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	627
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,000
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	462
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	493
Kinder Morgan Inc.	3.050%	12/1/19	175	175
Kinder Morgan Inc.	3.150%	1/15/23	3,525	3,393
Kinder Morgan Inc.	4.300%	6/1/25	1,000	994
Kinder Morgan Inc.	7.800%	8/1/31	330	397
Kinder Morgan Inc.	7.750%	1/15/32	600	730
Kinder Morgan Inc.	5.300%	12/1/34	500	493
Kinder Morgan Inc.	5.550%	6/1/45	950	953
Kinder Morgan Inc.	5.050%	2/15/46	328	309
Magellan Midstream Partners LP	6.550%	7/15/19	625	646

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Magellan Midstream Partners LP	5.000%	3/1/26	450	475
	Magellan Midstream Partners LP	5.150%	10/15/43	350	365
	Magellan Midstream Partners LP	4.250%	9/15/46	300	279
	Magellan Midstream Partners LP	4.200%	10/3/47	800	732
	Marathon Oil Corp.	2.700%	6/1/20	500	493
	Marathon Oil Corp.	2.800%	11/1/22	900	863
	Marathon Oil Corp.	3.850%	6/1/25	460	452
	Marathon Oil Corp.	4.400%	7/15/27	2,000	2,009
	Marathon Oil Corp.	6.800%	3/15/32	1,080	1,263
	Marathon Oil Corp.	5.200%	6/1/45	800	841
	Marathon Petroleum Corp.	3.400%	12/15/20	700	701
	Marathon Petroleum Corp.	5.125%	3/1/21	200	209
	Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,685
	Marathon Petroleum Corp.	4.750%	9/15/44	250	238
	Marathon Petroleum Corp.	5.000%	9/15/54	500	459
	MPLX LP	3.375%	3/15/23	400	391
	MPLX LP	4.500%	7/15/23	1,200	1,226
	MPLX LP	4.875%	12/1/24	1,000	1,032
	MPLX LP	4.875%	6/1/25	600	616
	MPLX LP	4.125%	3/1/27	1,600	1,530
	MPLX LP	4.000%	3/15/28	1,000	950
	MPLX LP	4.500%	4/15/38	1,275	1,176
	MPLX LP	5.200%	3/1/47	1,500	1,483
	MPLX LP	4.700%	4/15/48	1,000	923
	MPLX LP	4.900%	4/15/58	550	487
	Nabors Industries Inc.	9.250%	1/15/19	125	130
	National Fuel Gas Co.	3.750%	3/1/23	500	493
	National Fuel Gas Co.	3.950%	9/15/27	200	188
	National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,496
	National Oilwell Varco Inc.	3.950%	12/1/42	700	591
	Noble Energy Inc.	4.150%	12/15/21	875	889
	Noble Energy Inc.	3.850%	1/15/28	450	430
	Noble Energy Inc.	6.000%	3/1/41	1,250	1,374
	Noble Energy Inc.	5.250%	11/15/43	450	456
	Noble Energy Inc.	4.950%	8/15/47	1,450	1,446
	Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,740
	Occidental Petroleum Corp.	3.125%	2/15/22	750	747
	Occidental Petroleum Corp.	2.700%	2/15/23	1,403	1,361
	Occidental Petroleum Corp.	3.500%	6/15/25	750	741
	Occidental Petroleum Corp.	3.400%	4/15/26	400	389
	Occidental Petroleum Corp.	4.625%	6/15/45	750	782
	Occidental Petroleum Corp.	4.400%	4/15/46	700	710
	Occidental Petroleum Corp.	4.100%	2/15/47	850	829
	ONEOK Inc.	7.500%	9/1/23	400	458
	ONEOK Inc.	4.000%	7/13/27	150	145
	ONEOK Inc.	4.550%	7/15/28	975	978
	ONEOK Inc.	4.950%	7/13/47	600	587
	ONEOK Inc.	5.200%	7/15/48	800	814
	ONEOK Partners LP	3.375%	10/1/22	2,150	2,118
	ONEOK Partners LP	4.900%	3/15/25	450	464
	ONEOK Partners LP	6.650%	10/1/36	360	425
	ONEOK Partners LP	6.125%	2/1/41	1,400	1,543
10	Patterson-UTI Energy Inc.	3.950%	2/1/28	440	412
	Petro-Canada	5.350%	7/15/33	450	489
	Petro-Canada	5.950%	5/15/35	500	577
	Petro-Canada	6.800%	5/15/38	250	318
	Phillips 66	4.300%	4/1/22	1,175	1,210
	Phillips 66	3.900%	3/15/28	1,300	1,270
	Phillips 66	4.650%	11/15/34	300	301
	Phillips 66	5.875%	5/1/42	900	1,044
	Phillips 66	4.875%	11/15/44	1,695	1,750
	Phillips 66 Partners LP	2.646%	2/15/20	135	134
	Phillips 66 Partners LP	3.605%	2/15/25	350	334
	Phillips 66 Partners LP	3.550%	10/1/26	1,000	931

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Phillips 66 Partners LP	3.750%	3/1/28	100	93
Phillips 66 Partners LP	4.680%	2/15/45	250	232
Phillips 66 Partners LP	4.900%	10/1/46	900	864
Pioneer Natural Resources Co.	7.500%	1/15/20	100	106
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,087
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,387
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	98
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,683	1,584
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,042
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	400	398
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	343
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	379
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	1,113
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	500	453
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	1,200	1,269
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	1,050	1,082
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	200	202
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,720
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,908
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,825	1,930
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,815
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,475	1,565
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,565
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	612
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	576
Schlumberger Investment SA	3.650%	12/1/23	790	796
Shell International Finance BV	1.375%	9/12/19	2,675	2,632
Shell International Finance BV	4.300%	9/22/19	2,700	2,749
Shell International Finance BV	4.375%	3/25/20	625	641
Shell International Finance BV	2.125%	5/11/20	400	395
Shell International Finance BV	2.250%	11/10/20	400	394
Shell International Finance BV	1.875%	5/10/21	1,475	1,430
Shell International Finance BV	1.750%	9/12/21	1,000	959
Shell International Finance BV	2.375%	8/21/22	975	944
Shell International Finance BV	2.250%	1/6/23	4,475	4,285
Shell International Finance BV	3.400%	8/12/23	400	400
Shell International Finance BV	3.250%	5/11/25	815	797
Shell International Finance BV	2.875%	5/10/26	2,300	2,185
Shell International Finance BV	2.500%	9/12/26	400	369
Shell International Finance BV	4.125%	5/11/35	2,250	2,279
Shell International Finance BV	6.375%	12/15/38	820	1,055
Shell International Finance BV	5.500%	3/25/40	1,250	1,459
Shell International Finance BV	3.625%	8/21/42	450	409
Shell International Finance BV	4.550%	8/12/43	1,000	1,051
Shell International Finance BV	4.375%	5/11/45	2,900	2,958
Shell International Finance BV	4.000%	5/10/46	1,500	1,447
Shell International Finance BV	3.750%	9/12/46	1,400	1,297
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,276
Spectra Energy Partners LP	4.750%	3/15/24	800	816
Spectra Energy Partners LP	3.500%	3/15/25	800	760
Spectra Energy Partners LP	3.375%	10/15/26	275	253
Spectra Energy Partners LP	4.500%	3/15/45	700	648
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,899
Suncor Energy Inc.	6.850%	6/1/39	810	1,032
Suncor Energy Inc.	4.000%	11/15/47	700	651
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,591
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	254
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	394
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	320
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	465

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	260
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	855
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	642
	TC PipeLines LP	3.900%	5/25/27	200	187
	TechnipFMC plc	3.450%	10/1/22	350	340
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	297
	Texas Eastern Transmission LP	7.000%	7/15/32	500	601
	Total Capital Canada Ltd.	2.750%	7/15/23	425	411
	Total Capital International SA	2.750%	6/19/21	3,300	3,275
	Total Capital International SA	2.875%	2/17/22	1,400	1,384
	Total Capital International SA	2.700%	1/25/23	1,025	996
	Total Capital International SA	3.700%	1/15/24	1,425	1,437
	Total Capital International SA	3.750%	4/10/24	250	252
	Total Capital SA	4.450%	6/24/20	425	437
	Total Capital SA	4.125%	1/28/21	512	525
	Total Capital SA	4.250%	12/15/21	300	310
	TransCanada PipeLines Ltd.	2.125%	11/15/19	550	544
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,694
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	960
	TransCanada PipeLines Ltd.	3.750%	10/16/23	600	600
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	704
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	867
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	139
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,030
	TransCanada PipeLines Ltd.	4.750%	5/15/38	700	702
	TransCanada PipeLines Ltd.	7.250%	8/15/38	200	252
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	227
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,414
	TransCanada PipeLines Ltd.	4.875%	5/15/48	900	916
10	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	400	390
10	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	387
	Valero Energy Corp.	6.125%	2/1/20	500	521
	Valero Energy Corp.	3.650%	3/15/25	100	98
	Valero Energy Corp.	3.400%	9/15/26	1,520	1,442
	Valero Energy Corp.	4.350%	6/1/28	600	598
	Valero Energy Corp.	7.500%	4/15/32	675	861
	Valero Energy Corp.	6.625%	6/15/37	855	1,024
	Valero Energy Corp.	4.900%	3/15/45	400	404
	Valero Energy Partners LP	4.375%	12/15/26	200	197
	Valero Energy Partners LP	4.500%	3/15/28	400	393
	Western Gas Partners LP	5.375%	6/1/21	1,350	1,399
	Western Gas Partners LP	3.950%	6/1/25	300	285
	Western Gas Partners LP	4.650%	7/1/26	550	541
	Western Gas Partners LP	4.500%	3/1/28	100	96
	Western Gas Partners LP	5.450%	4/1/44	600	565
	Western Gas Partners LP	5.300%	3/1/48	200	186
	Williams Partners LP	5.250%	3/15/20	3,895	4,012
	Williams Partners LP	4.000%	11/15/21	400	404
	Williams Partners LP	3.600%	3/15/22	750	746
	Williams Partners LP	3.350%	8/15/22	500	489
	Williams Partners LP	4.500%	11/15/23	560	568
	Williams Partners LP	3.900%	1/15/25	1,200	1,162
	Williams Partners LP	4.000%	9/15/25	1,100	1,069
	Williams Partners LP	3.750%	6/15/27	700	661
	Williams Partners LP	6.300%	4/15/40	475	529
	Williams Partners LP	5.800%	11/15/43	700	740
	Williams Partners LP	5.400%	3/4/44	300	309
	Williams Partners LP	4.900%	1/15/45	325	308
	Williams Partners LP	5.100%	9/15/45	1,850	1,831
	Williams Partners LP	4.850%	3/1/48	400	380
	Other Industrial (0.0%)
	California Institute of Technology GO	4.700%	11/1/11	950	1,002
	CBRE Services Inc.	5.250%	3/15/25	275	290

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CBRE Services Inc.	4.875%	3/1/26	625	646
	Cintas Corp. No 2	2.900%	4/1/22	400	391
	Cintas Corp. No 2	3.250%	6/1/22	150	149
	Cintas Corp. No 2	3.700%	4/1/27	825	811
	Fluor Corp.	3.375%	9/15/21	150	150
	Fluor Corp.	3.500%	12/15/24	1,000	978
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	735
5	Johns Hopkins University Maryland GO	4.083%	7/1/53	500	511
	Massachusetts Institute of Technology GO	5.600%	7/1/11	435	560
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	769
	Massachusetts Institute of Technology GO	3.885%	7/1/16	350	326
5	Northwestern University Illinois GO	3.662%	12/1/57	200	192
5	Northwestern University Illinois GO	4.643%	12/1/44	350	405
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	500	497
5	Rice University Texas GO	3.574%	5/15/45	750	728
	Stanford University California GO	3.647%	5/1/48	800	789
5	University of Notre Dame du Lac	3.438%	2/15/45	900	855
	University of Notre Dame du Lac	3.394%	2/15/48	325	305
	University of Pennsylvania GO	4.674%	9/1/12	625	672
5	University of Southern California GO	3.028%	10/1/39	525	477
5	University of Southern California GO	3.841%	10/1/47	500	498
	Technology (0.9%)
	Adobe Systems Inc.	4.750%	2/1/20	725	745
	Adobe Systems Inc.	3.250%	2/1/25	900	885
	Alphabet Inc.	3.625%	5/19/21	350	357
	Alphabet Inc.	1.998%	8/15/26	1,500	1,342
	Altera Corp.	4.100%	11/15/23	750	779
	Amphenol Corp.	2.200%	4/1/20	250	246
	Amphenol Corp.	3.125%	9/15/21	250	248
	Amphenol Corp.	4.000%	2/1/22	75	77
	Amphenol Corp.	3.200%	4/1/24	200	192
	Analog Devices Inc.	2.850%	3/12/20	250	249
	Analog Devices Inc.	2.500%	12/5/21	300	291
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,325
	Analog Devices Inc.	3.125%	12/5/23	400	387
	Analog Devices Inc.	3.900%	12/15/25	50	49
	Analog Devices Inc.	3.500%	12/5/26	1,200	1,145
	Apple Inc.	1.100%	8/2/19	1,100	1,083
	Apple Inc.	1.500%	9/12/19	775	765
	Apple Inc.	1.800%	11/13/19	775	767
	Apple Inc.	1.550%	2/7/20	1,350	1,326
	Apple Inc.	1.900%	2/7/20	800	790
	Apple Inc.	2.000%	5/6/20	700	690
	Apple Inc.	1.800%	5/11/20	500	491
	Apple Inc.	2.000%	11/13/20	950	932
	Apple Inc.	2.250%	2/23/21	3,200	3,144
	Apple Inc.	2.850%	5/6/21	2,125	2,119
	Apple Inc.	1.550%	8/4/21	1,400	1,342
	Apple Inc.	2.150%	2/9/22	1,500	1,454
	Apple Inc.	2.500%	2/9/22	1,350	1,323
	Apple Inc.	2.300%	5/11/22	1,000	970
	Apple Inc.	2.700%	5/13/22	1,725	1,700
	Apple Inc.	2.400%	1/13/23	725	699
	Apple Inc.	2.850%	2/23/23	1,375	1,353
	Apple Inc.	2.400%	5/3/23	4,615	4,438
	Apple Inc.	3.000%	2/9/24	1,300	1,273
	Apple Inc.	3.450%	5/6/24	930	930
	Apple Inc.	2.850%	5/11/24	1,793	1,733
	Apple Inc.	2.750%	1/13/25	1,175	1,120
	Apple Inc.	2.500%	2/9/25	1,225	1,151
	Apple Inc.	3.200%	5/13/25	1,300	1,272
	Apple Inc.	3.250%	2/23/26	3,155	3,074

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	2.450%	8/4/26	1,750	1,603
Apple Inc.	3.350%	2/9/27	2,000	1,952
Apple Inc.	3.200%	5/11/27	1,700	1,639
Apple Inc.	2.900%	9/12/27	1,500	1,408
Apple Inc.	3.000%	11/13/27	1,175	1,116
Apple Inc.	4.500%	2/23/36	1,175	1,261
Apple Inc.	3.850%	5/4/43	2,050	1,946
Apple Inc.	4.450%	5/6/44	825	858
Apple Inc.	3.450%	2/9/45	1,650	1,467
Apple Inc.	4.375%	5/13/45	1,775	1,833
Apple Inc.	4.650%	2/23/46	3,800	4,090
Apple Inc.	3.850%	8/4/46	2,650	2,510
Apple Inc.	4.250%	2/9/47	850	860
Apple Inc.	3.750%	9/12/47	575	535
Apple Inc.	3.750%	11/13/47	1,025	957
Applied Materials Inc.	2.625%	10/1/20	550	545
Applied Materials Inc.	4.300%	6/15/21	1,185	1,224
Applied Materials Inc.	3.900%	10/1/25	550	559
Applied Materials Inc.	3.300%	4/1/27	500	484
Applied Materials Inc.	5.100%	10/1/35	425	466
Applied Materials Inc.	5.850%	6/15/41	250	300
Applied Materials Inc.	4.350%	4/1/47	1,050	1,045
Arrow Electronics Inc.	3.500%	4/1/22	325	321
Arrow Electronics Inc.	4.500%	3/1/23	400	405
Arrow Electronics Inc.	3.250%	9/8/24	400	373
Arrow Electronics Inc.	4.000%	4/1/25	300	292
Arrow Electronics Inc.	3.875%	1/12/28	250	235
Autodesk Inc.	3.125%	6/15/20	225	224
Autodesk Inc.	3.600%	12/15/22	100	100
Autodesk Inc.	4.375%	6/15/25	250	251
Autodesk Inc.	3.500%	6/15/27	375	350
Avnet Inc.	4.875%	12/1/22	400	410
Avnet Inc.	4.625%	4/15/26	850	838
Baidu Inc.	2.875%	7/6/22	1,050	1,011
Baidu Inc.	3.500%	11/28/22	1,500	1,478
Baidu Inc.	3.875%	9/29/23	800	795
Baidu Inc.	3.625%	7/6/27	575	541
Baidu Inc.	4.375%	3/29/28	400	397
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	2,100	2,073
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	575	557
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,800	2,724
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	2,450	2,307
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	2,025	1,960
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,025	948
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	4,275	4,036
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,005	912
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	253
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	303
CA Inc.	5.375%	12/1/19	205	211
CA Inc.	3.600%	8/1/20	800	803
CA Inc.	3.600%	8/15/22	500	496
CA Inc.	4.700%	3/15/27	300	301
Cadence Design Systems Inc.	4.375%	10/15/24	275	278
Cisco Systems Inc.	4.450%	1/15/20	2,775	2,845
Cisco Systems Inc.	2.450%	6/15/20	1,000	994
Cisco Systems Inc.	2.200%	2/28/21	3,025	2,968
Cisco Systems Inc.	2.900%	3/4/21	225	225
Cisco Systems Inc.	2.600%	2/28/23	250	242
Cisco Systems Inc.	2.200%	9/20/23	500	472
Cisco Systems Inc.	3.625%	3/4/24	900	912
Cisco Systems Inc.	2.950%	2/28/26	550	528
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,063
Cisco Systems Inc.	5.900%	2/15/39	1,575	1,939
Cisco Systems Inc.	5.500%	1/15/40	1,680	2,003

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citrix Systems Inc.	4.500%	12/1/27	750	727
	Corning Inc.	2.900%	5/15/22	625	613
	Corning Inc.	5.750%	8/15/40	365	421
	Corning Inc.	4.375%	11/15/57	850	743
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	4,500	4,710
10	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	3,675	3,727
10	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	3,750	3,941
10	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	1,245	1,454
10	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	1,675	2,017
	DXC Technology Co.	2.875%	3/27/20	375	372
	DXC Technology Co.	4.250%	4/15/24	1,100	1,100
	DXC Technology Co.	4.750%	4/15/27	875	882
	Equifax Inc.	2.300%	6/1/21	875	842
	Equifax Inc.	3.600%	8/15/21	125	125
	Equifax Inc.	3.950%	6/15/23	225	224
	Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,265
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	524
	Fidelity National Information Services Inc.	3.875%	6/5/24	88	88
	Fidelity National Information Services Inc.	5.000%	10/15/25	417	438
	Fidelity National Information Services Inc.	3.000%	8/15/26	1,500	1,376
	Fidelity National Information Services Inc.	4.250%	5/15/28	300	301
	Fidelity National Information Services Inc.	4.500%	8/15/46	425	394
	Fidelity National Information Services Inc.	4.750%	5/15/48	500	483
	Fiserv Inc.	2.700%	6/1/20	700	693
	Fiserv Inc.	3.500%	10/1/22	1,100	1,089
	Fiserv Inc.	3.850%	6/1/25	700	696
	Flex Ltd.	4.625%	2/15/20	575	584
	Flex Ltd.	5.000%	2/15/23	500	512
	Flex Ltd.	4.750%	6/15/25	25	25
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,537
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,180
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,050	2,092
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	600	604
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,500	1,481
	HP Inc.	3.750%	12/1/20	113	114
	HP Inc.	4.050%	9/15/22	401	407
	HP Inc.	6.000%	9/15/41	610	619
	IBM Credit LLC	1.800%	1/20/21	525	509
	IBM Credit LLC	2.650%	2/5/21	1,300	1,287
	IBM Credit LLC	2.200%	9/8/22	500	478
	IBM Credit LLC	3.000%	2/6/23	850	830
	Intel Corp.	1.850%	5/11/20	800	787
	Intel Corp.	2.450%	7/29/20	1,250	1,241
	Intel Corp.	1.700%	5/19/21	500	482
	Intel Corp.	3.300%	10/1/21	1,425	1,436
	Intel Corp.	2.350%	5/11/22	575	559
	Intel Corp.	3.100%	7/29/22	625	625
	Intel Corp.	2.700%	12/15/22	1,275	1,248
	Intel Corp.	2.875%	5/11/24	1,000	967
	Intel Corp.	3.700%	7/29/25	500	504
	Intel Corp.	2.600%	5/19/26	940	876
	Intel Corp.	3.150%	5/11/27	825	798
	Intel Corp.	4.000%	12/15/32	625	639
	Intel Corp.	4.800%	10/1/41	665	737
	Intel Corp.	4.100%	5/19/46	1,050	1,050
	Intel Corp.	3.734%	12/8/47	3,273	3,081
	International Business Machines Corp.	1.900%	1/27/20	1,500	1,480
	International Business Machines Corp.	1.625%	5/15/20	970	947
	International Business Machines Corp.	2.900%	11/1/21	200	198
	International Business Machines Corp.	2.500%	1/27/22	850	831
	International Business Machines Corp.	1.875%	8/1/22	2,550	2,410
	International Business Machines Corp.	2.875%	11/9/22	1,050	1,031
	International Business Machines Corp.	3.375%	8/1/23	600	599
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,409

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	3.450%	2/19/26	1,600	1,575
International Business Machines Corp.	5.600%	11/30/39	1,114	1,326
International Business Machines Corp.	4.000%	6/20/42	2,043	1,990
Jabil Inc.	5.625%	12/15/20	250	261
Jabil Inc.	3.950%	1/12/28	400	379
Juniper Networks Inc.	3.300%	6/15/20	475	473
Juniper Networks Inc.	4.600%	3/15/21	360	369
Juniper Networks Inc.	4.350%	6/15/25	250	249
Juniper Networks Inc.	5.950%	3/15/41	150	152
Keysight Technologies Inc.	3.300%	10/30/19	350	349
Keysight Technologies Inc.	4.550%	10/30/24	475	482
Keysight Technologies Inc.	4.600%	4/6/27	575	578
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,035
KLA-Tencor Corp.	4.650%	11/1/24	1,175	1,213
Lam Research Corp.	2.750%	3/15/20	325	323
Lam Research Corp.	2.800%	6/15/21	450	442
Lam Research Corp.	3.800%	3/15/25	425	423
Marvell Technology Group Ltd.	4.200%	6/22/23	425	424
Marvell Technology Group Ltd.	4.875%	6/22/28	525	522
Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
Maxim Integrated Products Inc.	3.450%	6/15/27	1,050	992
Microsoft Corp.	1.100%	8/8/19	1,775	1,747
Microsoft Corp.	1.850%	2/6/20	1,225	1,209
Microsoft Corp.	1.850%	2/12/20	1,100	1,086
Microsoft Corp.	3.000%	10/1/20	250	252
Microsoft Corp.	2.000%	11/3/20	2,075	2,041
Microsoft Corp.	1.550%	8/8/21	2,000	1,919
Microsoft Corp.	2.400%	2/6/22	1,500	1,469
Microsoft Corp.	2.375%	2/12/22	2,600	2,540
Microsoft Corp.	2.650%	11/3/22	2,625	2,583
Microsoft Corp.	2.125%	11/15/22	300	288
Microsoft Corp.	2.375%	5/1/23	250	241
Microsoft Corp.	2.000%	8/8/23	2,100	1,982
Microsoft Corp.	3.625%	12/15/23	750	766
Microsoft Corp.	2.875%	2/6/24	3,125	3,063
Microsoft Corp.	2.700%	2/12/25	1,075	1,033
Microsoft Corp.	3.125%	11/3/25	2,050	2,013
Microsoft Corp.	2.400%	8/8/26	3,625	3,347
Microsoft Corp.	3.300%	2/6/27	3,325	3,282
Microsoft Corp.	3.500%	2/12/35	1,325	1,284
Microsoft Corp.	4.200%	11/3/35	575	605
Microsoft Corp.	3.450%	8/8/36	2,150	2,057
Microsoft Corp.	4.100%	2/6/37	2,300	2,379
Microsoft Corp.	5.200%	6/1/39	229	268
Microsoft Corp.	4.500%	10/1/40	150	163
Microsoft Corp.	5.300%	2/8/41	600	714
Microsoft Corp.	3.500%	11/15/42	850	797
Microsoft Corp.	3.750%	5/1/43	410	400
Microsoft Corp.	4.875%	12/15/43	600	681
Microsoft Corp.	3.750%	2/12/45	1,550	1,511
Microsoft Corp.	4.450%	11/3/45	2,425	2,622
Microsoft Corp.	3.700%	8/8/46	3,650	3,525
Microsoft Corp.	4.250%	2/6/47	2,600	2,756
Microsoft Corp.	4.000%	2/12/55	2,275	2,257
Microsoft Corp.	4.750%	11/3/55	700	791
Microsoft Corp.	3.950%	8/8/56	1,650	1,618
Microsoft Corp.	4.500%	2/6/57	1,725	1,865
Motorola Solutions Inc.	3.750%	5/15/22	600	595
Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,159
Motorola Solutions Inc.	4.000%	9/1/24	500	488
Motorola Solutions Inc.	4.600%	2/23/28	650	642
Motorola Solutions Inc.	5.500%	9/1/44	300	280
NetApp Inc.	2.000%	9/27/19	300	296
NetApp Inc.	3.375%	6/15/21	850	844

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NetApp Inc.	3.300%	9/29/24	300	287
NVIDIA Corp.	2.200%	9/16/21	815	789
NVIDIA Corp.	3.200%	9/16/26	964	928
Oracle Corp.	5.000%	7/8/19	1,175	1,202
Oracle Corp.	2.250%	10/8/19	2,850	2,837
Oracle Corp.	1.900%	9/15/21	5,400	5,192
Oracle Corp.	2.500%	5/15/22	2,587	2,519
Oracle Corp.	2.500%	10/15/22	1,700	1,647
Oracle Corp.	2.400%	9/15/23	1,720	1,632
Oracle Corp.	3.400%	7/8/24	2,425	2,401
Oracle Corp.	2.950%	11/15/24	2,010	1,935
Oracle Corp.	2.950%	5/15/25	1,750	1,668
Oracle Corp.	2.650%	7/15/26	2,650	2,443
Oracle Corp.	3.250%	11/15/27	2,245	2,144
Oracle Corp.	3.250%	5/15/30	275	259
Oracle Corp.	4.300%	7/8/34	1,425	1,448
Oracle Corp.	3.900%	5/15/35	1,075	1,037
Oracle Corp.	3.850%	7/15/36	1,800	1,721
Oracle Corp.	3.800%	11/15/37	1,725	1,630
Oracle Corp.	6.500%	4/15/38	625	796
Oracle Corp.	6.125%	7/8/39	645	792
Oracle Corp.	5.375%	7/15/40	1,900	2,145
Oracle Corp.	4.500%	7/8/44	850	862
Oracle Corp.	4.125%	5/15/45	1,825	1,752
Oracle Corp.	4.000%	7/15/46	2,350	2,210
Oracle Corp.	4.000%	11/15/47	1,850	1,746
Oracle Corp.	4.375%	5/15/55	1,050	1,024
QUALCOMM Inc.	1.850%	5/20/19	1,150	1,150
QUALCOMM Inc.	2.100%	5/20/20	1,200	1,200
QUALCOMM Inc.	2.250%	5/20/20	1,000	985
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,256
QUALCOMM Inc.	2.600%	1/30/23	1,250	1,194
QUALCOMM Inc.	2.900%	5/20/24	1,475	1,393
QUALCOMM Inc.	3.450%	5/20/25	1,500	1,445
QUALCOMM Inc.	3.250%	5/20/27	2,000	1,862
QUALCOMM Inc.	4.650%	5/20/35	835	840
QUALCOMM Inc.	4.800%	5/20/45	1,200	1,202
QUALCOMM Inc.	4.300%	5/20/47	1,225	1,139
salesforce.com Inc.	3.250%	4/11/23	825	821
salesforce.com Inc.	3.700%	4/11/28	1,250	1,240
Seagate HDD Cayman	4.250%	3/1/22	500	495
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,481
Seagate HDD Cayman	4.875%	3/1/24	375	366
Seagate HDD Cayman	4.750%	1/1/25	975	929
Seagate HDD Cayman	4.875%	6/1/27	465	432
Seagate HDD Cayman	5.750%	12/1/34	100	90
Tech Data Corp.	3.700%	2/15/22	425	416
Tech Data Corp.	4.950%	2/15/27	400	392
Texas Instruments Inc.	1.650%	8/3/19	1,000	988
Texas Instruments Inc.	2.750%	3/12/21	250	249
Texas Instruments Inc.	1.850%	5/15/22	500	478
Texas Instruments Inc.	2.625%	5/15/24	225	215
Texas Instruments Inc.	2.900%	11/3/27	400	377
Texas Instruments Inc.	4.150%	5/15/48	1,325	1,344
Total System Services Inc.	3.800%	4/1/21	725	729
Total System Services Inc.	3.750%	6/1/23	500	495
Total System Services Inc.	4.000%	6/1/23	450	452
Total System Services Inc.	4.800%	4/1/26	1,175	1,200
Total System Services Inc.	4.450%	6/1/28	375	376
Trimble Inc.	4.150%	6/15/23	100	100
Trimble Inc.	4.750%	12/1/24	225	230
Trimble Inc.	4.900%	6/15/28	700	699
Tyco Electronics Group SA	3.500%	2/3/22	725	727
Tyco Electronics Group SA	3.450%	8/1/24	425	413

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tyco Electronics Group SA	3.125%	8/15/27	450	421
	Tyco Electronics Group SA	7.125%	10/1/37	700	949
	Verisk Analytics Inc.	5.800%	5/1/21	325	345
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,325
	Verisk Analytics Inc.	4.000%	6/15/25	750	738
	Verisk Analytics Inc.	5.500%	6/15/45	350	359
	VMware Inc.	2.300%	8/21/20	1,230	1,203
	VMware Inc.	2.950%	8/21/22	1,200	1,149
	VMware Inc.	3.900%	8/21/27	1,050	971
	Xerox Corp.	5.625%	12/15/19	650	667
	Xerox Corp.	2.800%	5/15/20	300	296
	Xerox Corp.	4.500%	5/15/21	655	662
	Xerox Corp.	3.625%	3/15/23	810	774
	Xilinx Inc.	3.000%	3/15/21	1,300	1,288
	Xilinx Inc.	2.950%	6/1/24	25	24
	Transportation (0.3%)
5	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	209	208
5	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	855	879
5	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	402	392
5	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	768	737
5	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	108	105
5	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	258	251
5	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	464	451
5	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	922	870
5	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	142	134
5	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	213	199
5	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	481	467
5	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	400	382
5	BNSF Funding Trust I	6.613%	12/15/55	325	357
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	278
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	420
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	413
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	421
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	395
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	613
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	325	332
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	404
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	396
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	240
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,051
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	840
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	653
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	153
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	494
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	743
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	412
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,061
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	217
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	582
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	503
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	864
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	556
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	864
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	621
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	487
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	317
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	519
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	830
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	822
	Canadian National Railway Co.	2.400%	2/3/20	400	397
	Canadian National Railway Co.	2.850%	12/15/21	525	520
	Canadian National Railway Co.	2.750%	3/1/26	750	706
	Canadian National Railway Co.	6.250%	8/1/34	350	441

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Canadian National Railway Co.	6.200%	6/1/36	350	435
	Canadian National Railway Co.	6.375%	11/15/37	350	449
	Canadian National Railway Co.	3.650%	2/3/48	650	605
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	447
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	95
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	285
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	489
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	931
	Canadian Pacific Railway Co.	5.750%	1/15/42	110	130
	Canadian Pacific Railway Co.	4.800%	8/1/45	200	215
	Canadian Pacific Railway Co.	6.125%	9/15/15	230	275
	CH Robinson Worldwide Inc.	4.200%	4/15/28	100	98
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	792	828
5	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	679	681
5	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	348	348
	CSX Corp.	3.700%	10/30/20	205	207
	CSX Corp.	4.250%	6/1/21	900	924
	CSX Corp.	3.350%	11/1/25	400	385
	CSX Corp.	3.250%	6/1/27	1,500	1,409
	CSX Corp.	3.800%	3/1/28	1,000	975
	CSX Corp.	6.220%	4/30/40	174	210
	CSX Corp.	5.500%	4/15/41	425	471
	CSX Corp.	4.750%	5/30/42	1,310	1,333
	CSX Corp.	4.400%	3/1/43	93	90
	CSX Corp.	4.100%	3/15/44	800	746
	CSX Corp.	4.300%	3/1/48	1,000	952
	CSX Corp.	3.950%	5/1/50	650	571
	CSX Corp.	4.250%	11/1/66	500	433
	CSX Corp.	4.650%	3/1/68	500	464
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	280	306
5	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	53	56
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	31	32
5	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	36	37
5	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	335	327
	Delta Air Lines Inc.	2.875%	3/13/20	750	743
	Delta Air Lines Inc.	2.600%	12/4/20	300	294
	Delta Air Lines Inc.	3.400%	4/19/21	500	498
	Delta Air Lines Inc.	3.625%	3/15/22	750	739
	Delta Air Lines Inc.	3.800%	4/19/23	625	618
	Delta Air Lines Inc.	4.375%	4/19/28	475	456
	FedEx Corp.	2.625%	8/1/22	1,950	1,894
	FedEx Corp.	4.000%	1/15/24	450	458
	FedEx Corp.	3.250%	4/1/26	500	478
	FedEx Corp.	3.300%	3/15/27	350	332
	FedEx Corp.	3.400%	2/15/28	1,000	948
	FedEx Corp.	3.900%	2/1/35	200	186
	FedEx Corp.	3.875%	8/1/42	200	178
	FedEx Corp.	4.100%	4/15/43	300	274
	FedEx Corp.	5.100%	1/15/44	600	627
	FedEx Corp.	4.750%	11/15/45	975	971
	FedEx Corp.	4.550%	4/1/46	550	530
	FedEx Corp.	4.400%	1/15/47	800	756
	FedEx Corp.	4.050%	2/15/48	1,800	1,612
	FedEx Corp.	4.500%	2/1/65	150	135
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	396
	Kansas City Southern	3.000%	5/15/23	3,400	3,259
	Kansas City Southern	4.300%	5/15/43	250	231
	Kansas City Southern	4.950%	8/15/45	400	402
	Kansas City Southern	4.700%	5/1/48	1,100	1,064
	Kirby Corp.	4.200%	3/1/28	400	397
5	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	217	206
	Norfolk Southern Corp.	3.250%	12/1/21	325	324
	Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,854
	Norfolk Southern Corp.	2.903%	2/15/23	780	763

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	5.590%	5/17/25	164	177
	Norfolk Southern Corp.	7.800%	5/15/27	100	127
	Norfolk Southern Corp.	4.837%	10/1/41	565	590
	Norfolk Southern Corp.	3.950%	10/1/42	425	394
	Norfolk Southern Corp.	4.450%	6/15/45	275	275
	Norfolk Southern Corp.	4.650%	1/15/46	200	204
	Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,583
	Norfolk Southern Corp.	6.000%	3/15/05	160	185
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	130
5	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	148	154
	Ryder System Inc.	2.500%	5/11/20	200	197
	Ryder System Inc.	2.875%	9/1/20	125	124
	Ryder System Inc.	2.250%	9/1/21	100	96
	Ryder System Inc.	3.400%	3/1/23	350	345
	Ryder System Inc.	3.750%	6/9/23	1,490	1,488
	Southwest Airlines Co.	2.750%	11/6/19	25	25
	Southwest Airlines Co.	2.650%	11/5/20	540	533
	Southwest Airlines Co.	2.750%	11/16/22	100	97
	Southwest Airlines Co.	3.000%	11/15/26	400	368
	Southwest Airlines Co.	3.450%	11/16/27	150	143
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	84	88
5	Spirit Airlines Class A Pass Through Certificates Series
	2015-1	4.100%	10/1/29	281	279
	Trinity Industries Inc.	4.550%	10/1/24	225	215
	Union Pacific Corp.	1.800%	2/1/20	450	441
	Union Pacific Corp.	2.250%	6/19/20	300	295
	Union Pacific Corp.	3.200%	6/8/21	600	601
	Union Pacific Corp.	4.163%	7/15/22	100	103
	Union Pacific Corp.	2.950%	1/15/23	650	634
	Union Pacific Corp.	2.750%	4/15/23	200	194
	Union Pacific Corp.	3.500%	6/8/23	600	600
	Union Pacific Corp.	3.250%	1/15/25	400	387
	Union Pacific Corp.	3.750%	7/15/25	600	602
	Union Pacific Corp.	3.250%	8/15/25	900	873
	Union Pacific Corp.	2.750%	3/1/26	1,600	1,486
	Union Pacific Corp.	3.000%	4/15/27	500	472
	Union Pacific Corp.	3.950%	9/10/28	800	801
	Union Pacific Corp.	3.375%	2/1/35	900	806
	Union Pacific Corp.	3.600%	9/15/37	708	648
	Union Pacific Corp.	4.375%	9/10/38	625	631
	Union Pacific Corp.	4.250%	4/15/43	400	390
	Union Pacific Corp.	4.821%	2/1/44	250	261
	Union Pacific Corp.	4.150%	1/15/45	400	385
	Union Pacific Corp.	4.050%	11/15/45	250	238
	Union Pacific Corp.	4.000%	4/15/47	550	520
	Union Pacific Corp.	4.500%	9/10/48	400	405
	Union Pacific Corp.	3.799%	10/1/51	1,082	956
	Union Pacific Corp.	3.875%	2/1/55	400	349
	Union Pacific Corp.	4.375%	11/15/65	800	737
	Union Pacific Corp.	4.100%	9/15/67	350	306
5	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	579	586
5	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	625	623
5	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	195
5	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	248	239
5	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	389	375
5	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,483	2,342
	United Parcel Service Inc.	3.125%	1/15/21	990	995
	United Parcel Service Inc.	2.050%	4/1/21	500	488
	United Parcel Service Inc.	2.450%	10/1/22	800	774
	United Parcel Service Inc.	2.500%	4/1/23	870	840
	United Parcel Service Inc.	2.800%	11/15/24	800	766
	United Parcel Service Inc.	2.400%	11/15/26	2,075	1,887
	United Parcel Service Inc.	3.050%	11/15/27	2,250	2,142
	United Parcel Service Inc.	6.200%	1/15/38	820	1,027

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United Parcel Service Inc.	4.875%	11/15/40	350	382
	United Parcel Service Inc.	3.625%	10/1/42	175	160
	United Parcel Service Inc.	3.400%	11/15/46	340	292
	United Parcel Service Inc.	3.750%	11/15/47	1,000	921
5	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	149	148
					2,498,866
Utilities (0.8%)
	Electric (0.7%)
	AEP Texas Inc.	2.400%	10/1/22	300	287
10	AEP Texas Inc.	3.950%	6/1/28	400	400
	AEP Texas Inc.	3.800%	10/1/47	250	233
	AEP Transmission Co. LLC	3.100%	12/1/26	200	191
	AEP Transmission Co. LLC	4.000%	12/1/46	325	315
	AEP Transmission Co. LLC	3.750%	12/1/47	400	370
	Alabama Power Co.	2.450%	3/30/22	975	940
	Alabama Power Co.	3.550%	12/1/23	700	703
	Alabama Power Co.	6.000%	3/1/39	100	125
	Alabama Power Co.	3.850%	12/1/42	125	119
	Alabama Power Co.	4.150%	8/15/44	300	296
	Alabama Power Co.	3.750%	3/1/45	850	790
	Alabama Power Co.	4.300%	1/2/46	300	302
	Alabama Power Co.	3.700%	12/1/47	325	301
	Alabama Power Co.	4.300%	7/15/48	500	508
	Ameren Corp.	2.700%	11/15/20	825	814
	Ameren Corp.	3.650%	2/15/26	440	426
	Ameren Illinois Co.	2.700%	9/1/22	250	243
	Ameren Illinois Co.	3.250%	3/1/25	275	269
	Ameren Illinois Co.	3.800%	5/15/28	350	352
	Ameren Illinois Co.	4.150%	3/15/46	475	476
	Ameren Illinois Co.	3.700%	12/1/47	475	444
	American Electric Power Co. Inc.	2.150%	11/13/20	250	244
	American Electric Power Co. Inc.	3.200%	11/13/27	400	373
	Appalachian Power Co.	3.400%	6/1/25	400	387
	Appalachian Power Co.	7.000%	4/1/38	260	346
	Appalachian Power Co.	4.400%	5/15/44	825	844
	Arizona Public Service Co.	3.150%	5/15/25	500	484
	Arizona Public Service Co.	2.950%	9/15/27	300	282
	Arizona Public Service Co.	5.050%	9/1/41	575	642
	Arizona Public Service Co.	4.500%	4/1/42	325	339
	Arizona Public Service Co.	4.350%	11/15/45	50	51
	Arizona Public Service Co.	3.750%	5/15/46	425	398
	Avangrid Inc.	3.150%	12/1/24	545	524
	Avista Corp.	4.350%	6/1/48	300	303
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	890
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	204
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	622
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	232
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	198
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,224
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	900	878
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	500	505
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	988
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	476
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,631
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,494
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	218
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	528
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	588
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	650	597
	Black Hills Corp.	3.950%	1/15/26	250	247
	Black Hills Corp.	3.150%	1/15/27	325	302
	Black Hills Corp.	4.200%	9/15/46	375	358
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,562

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	239
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	136
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	188
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	647
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	318
CenterPoint Energy Inc.	2.500%	9/1/22	400	384
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	401
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	268
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,394
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	383
CMS Energy Corp.	6.250%	2/1/20	600	626
CMS Energy Corp.	5.050%	3/15/22	500	522
CMS Energy Corp.	3.000%	5/15/26	250	234
CMS Energy Corp.	3.450%	8/15/27	300	286
CMS Energy Corp.	4.875%	3/1/44	275	292
Commonwealth Edison Co.	3.400%	9/1/21	250	251
Commonwealth Edison Co.	2.950%	8/15/27	275	258
Commonwealth Edison Co.	5.900%	3/15/36	500	609
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,345
Commonwealth Edison Co.	4.600%	8/15/43	425	460
Commonwealth Edison Co.	4.700%	1/15/44	900	975
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,406
Commonwealth Edison Co.	3.650%	6/15/46	200	184
Commonwealth Edison Co.	3.750%	8/15/47	500	470
Commonwealth Edison Co.	4.000%	3/1/48	275	269
Connecticut Light & Power Co.	2.500%	1/15/23	1,950	1,881
Connecticut Light & Power Co.	3.200%	3/15/27	250	240
Connecticut Light & Power Co.	4.300%	4/15/44	875	906
Connecticut Light & Power Co.	4.150%	6/1/45	75	77
Connecticut Light & Power Co.	4.000%	4/1/48	425	421
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	871
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	262
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	341
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,010
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	367
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	528
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	519
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,563
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	388
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	316
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	699
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	73
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	343
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	502
Consolidated Edison Inc.	2.000%	3/15/20	350	343
Consolidated Edison Inc.	2.000%	5/15/21	300	289
Constellation Energy Group Inc.	5.150%	12/1/20	495	512
Consumers Energy Co.	6.700%	9/15/19	300	312
Consumers Energy Co.	2.850%	5/15/22	250	246
Consumers Energy Co.	3.375%	8/15/23	225	224
Consumers Energy Co.	3.250%	8/15/46	550	481
Consumers Energy Co.	3.950%	7/15/47	500	488
Consumers Energy Co.	4.050%	5/15/48	1,000	1,000
Delmarva Power & Light Co.	3.500%	11/15/23	125	125
Delmarva Power & Light Co.	4.150%	5/15/45	600	596
Dominion Energy Inc.	2.500%	12/1/19	400	396
Dominion Energy Inc.	2.579%	7/1/20	500	493
Dominion Energy Inc.	4.450%	3/15/21	125	128
Dominion Energy Inc.	2.750%	1/15/22	350	339
Dominion Energy Inc.	2.750%	9/15/22	100	96
Dominion Energy Inc.	3.625%	12/1/24	800	784
Dominion Energy Inc.	3.900%	10/1/25	425	418
Dominion Energy Inc.	4.250%	6/1/28	1,000	1,000
Dominion Energy Inc.	6.300%	3/15/33	500	587

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Energy Inc.	4.900%	8/1/41	790	813
	Dominion Energy Inc.	4.050%	9/15/42	325	298
	Dominion Energy Inc.	4.700%	12/1/44	375	378
5	Dominion Energy Inc.	5.750%	10/1/54	375	390
	Dominion Resources Inc.	5.250%	8/1/33	200	214
	Dominion Resources Inc.	7.000%	6/15/38	300	382
	DTE Electric Co.	3.450%	10/1/20	410	412
	DTE Electric Co.	3.375%	3/1/25	150	148
	DTE Electric Co.	4.000%	4/1/43	300	294
	DTE Electric Co.	3.700%	3/15/45	200	187
	DTE Electric Co.	3.700%	6/1/46	550	522
	DTE Electric Co.	3.750%	8/15/47	450	425
	DTE Electric Co.	4.050%	5/15/48	500	497
	DTE Energy Co.	1.500%	10/1/19	525	515
	DTE Energy Co.	2.400%	12/1/19	350	346
	DTE Energy Co.	3.500%	6/1/24	525	514
	DTE Energy Co.	2.850%	10/1/26	1,425	1,303
	DTE Energy Co.	3.800%	3/15/27	500	489
	DTE Energy Co.	6.375%	4/15/33	100	120
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	508
	Duke Energy Carolinas LLC	3.900%	6/15/21	980	998
	Duke Energy Carolinas LLC	3.050%	3/15/23	400	394
	Duke Energy Carolinas LLC	2.950%	12/1/26	850	803
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	352
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	529
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	404
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	823
	Duke Energy Carolinas LLC	4.250%	12/15/41	800	811
	Duke Energy Carolinas LLC	4.000%	9/30/42	425	413
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,250	1,192
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	395
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	387
	Duke Energy Corp.	5.050%	9/15/19	425	435
	Duke Energy Corp.	2.400%	8/15/22	1,000	960
	Duke Energy Corp.	3.050%	8/15/22	300	294
	Duke Energy Corp.	3.950%	10/15/23	225	226
	Duke Energy Corp.	3.750%	4/15/24	475	473
	Duke Energy Corp.	2.650%	9/1/26	220	198
	Duke Energy Corp.	3.150%	8/15/27	1,050	974
	Duke Energy Corp.	4.800%	12/15/45	700	729
	Duke Energy Corp.	3.750%	9/1/46	1,206	1,068
	Duke Energy Florida LLC	3.200%	1/15/27	450	432
	Duke Energy Florida LLC	3.800%	7/15/28	425	427
	Duke Energy Florida LLC	6.350%	9/15/37	525	673
	Duke Energy Florida LLC	6.400%	6/15/38	600	774
	Duke Energy Florida LLC	3.400%	10/1/46	400	353
	Duke Energy Florida LLC	4.200%	7/15/48	425	429
5	Duke Energy Florida Project Finance LLC	1.196%	3/1/22	101	99
5	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	189
5	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	366
5	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	180
5	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	301
	Duke Energy Indiana LLC	3.750%	7/15/20	185	187
	Duke Energy Indiana LLC	6.120%	10/15/35	1,475	1,806
	Duke Energy Indiana LLC	4.900%	7/15/43	250	278
	Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,024
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,142
	Duke Energy Progress LLC	3.000%	9/15/21	750	745
	Duke Energy Progress LLC	2.800%	5/15/22	350	344
	Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,686
	Duke Energy Progress LLC	6.300%	4/1/38	300	378
	Duke Energy Progress LLC	4.375%	3/30/44	525	542
	Duke Energy Progress LLC	4.150%	12/1/44	425	422

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Progress LLC	4.200%	8/15/45	525	525
Duke Energy Progress LLC	3.700%	10/15/46	175	162
Edison International	2.125%	4/15/20	975	955
Edison International	2.400%	9/15/22	150	142
Edison International	2.950%	3/15/23	950	911
Edison International	4.125%	3/15/28	400	394
El Paso Electric Co.	6.000%	5/15/35	175	198
El Paso Electric Co.	5.000%	12/1/44	250	254
Emera US Finance LP	2.700%	6/15/21	625	608
Emera US Finance LP	3.550%	6/15/26	625	588
Emera US Finance LP	4.750%	6/15/46	1,575	1,549
Enel Americas SA	4.000%	10/25/26	200	190
Enel Chile SA	4.875%	6/12/28	600	604
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,264
Entergy Arkansas Inc.	3.500%	4/1/26	150	148
Entergy Corp.	4.000%	7/15/22	550	557
Entergy Corp.	2.950%	9/1/26	575	525
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	550
Entergy Louisiana LLC	5.400%	11/1/24	175	191
Entergy Louisiana LLC	2.400%	10/1/26	500	452
Entergy Louisiana LLC	3.120%	9/1/27	350	332
Entergy Louisiana LLC	3.250%	4/1/28	300	286
Entergy Louisiana LLC	3.050%	6/1/31	1,025	941
Entergy Louisiana LLC	4.000%	3/15/33	625	625
Entergy Louisiana LLC	4.950%	1/15/45	400	405
Entergy Mississippi Inc.	2.850%	6/1/28	750	689
Eversource Energy	4.500%	11/15/19	357	364
Eversource Energy	2.750%	3/15/22	350	340
Eversource Energy	2.900%	10/1/24	275	260
Eversource Energy	3.300%	1/15/28	200	189
Exelon Corp.	2.850%	6/15/20	225	223
Exelon Corp.	2.450%	4/15/21	250	243
Exelon Corp.	3.497%	6/1/22	500	495
Exelon Corp.	3.950%	6/15/25	600	594
Exelon Corp.	3.400%	4/15/26	1,500	1,423
Exelon Corp.	4.950%	6/15/35	800	838
Exelon Corp.	5.625%	6/15/35	415	479
Exelon Corp.	5.100%	6/15/45	200	213
Exelon Corp.	4.450%	4/15/46	500	485
Exelon Generation Co. LLC	2.950%	1/15/20	1,000	993
Exelon Generation Co. LLC	4.000%	10/1/20	575	583
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,043
Exelon Generation Co. LLC	4.250%	6/15/22	400	409
Exelon Generation Co. LLC	5.750%	10/1/41	300	301
Exelon Generation Co. LLC	5.600%	6/15/42	1,321	1,328
FirstEnergy Corp.	2.850%	7/15/22	450	433
FirstEnergy Corp.	4.250%	3/15/23	200	203
FirstEnergy Corp.	3.900%	7/15/27	1,450	1,397
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,711
FirstEnergy Corp.	4.850%	7/15/47	950	970
Florida Power & Light Co.	2.750%	6/1/23	325	317
Florida Power & Light Co.	3.250%	6/1/24	300	297
Florida Power & Light Co.	5.625%	4/1/34	225	266
Florida Power & Light Co.	4.950%	6/1/35	50	55
Florida Power & Light Co.	5.650%	2/1/37	325	387
Florida Power & Light Co.	5.950%	2/1/38	175	217
Florida Power & Light Co.	5.960%	4/1/39	225	281
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,689
Florida Power & Light Co.	4.050%	6/1/42	475	474
Florida Power & Light Co.	3.800%	12/15/42	925	888
Florida Power & Light Co.	4.050%	10/1/44	500	498
Florida Power & Light Co.	3.700%	12/1/47	550	521
Florida Power & Light Co.	3.950%	3/1/48	1,000	981
Florida Power & Light Co.	4.125%	6/1/48	500	505

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Fortis Inc.	2.100%	10/4/21	450	430
	Fortis Inc.	3.055%	10/4/26	1,775	1,615
	Georgia Power Co.	2.000%	3/30/20	350	344
	Georgia Power Co.	2.000%	9/8/20	300	293
	Georgia Power Co.	2.400%	4/1/21	875	853
	Georgia Power Co.	2.850%	5/15/22	300	293
	Georgia Power Co.	3.250%	4/1/26	1,800	1,720
	Georgia Power Co.	3.250%	3/30/27	550	521
	Georgia Power Co.	4.750%	9/1/40	425	458
	Georgia Power Co.	4.300%	3/15/42	1,225	1,222
	Georgia Power Co.	4.300%	3/15/43	250	249
	Great Plains Energy Inc.	4.850%	6/1/21	295	303
	Gulf Power Co.	3.300%	5/30/27	250	241
	Iberdrola International BV	6.750%	7/15/36	175	215
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	999
	Indiana Michigan Power Co.	3.750%	7/1/47	550	505
	Interstate Power & Light Co.	3.250%	12/1/24	800	780
	Interstate Power & Light Co.	6.250%	7/15/39	250	320
	Interstate Power & Light Co.	3.700%	9/15/46	400	370
	ITC Holdings Corp.	2.700%	11/15/22	400	386
	ITC Holdings Corp.	3.650%	6/15/24	300	295
	ITC Holdings Corp.	3.350%	11/15/27	400	375
	ITC Holdings Corp.	5.300%	7/1/43	1,300	1,477
5	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	160	167
	Kansas City Power & Light Co.	3.150%	3/15/23	220	215
	Kansas City Power & Light Co.	6.050%	11/15/35	200	242
	Kansas City Power & Light Co.	5.300%	10/1/41	830	936
	Kansas City Power & Light Co.	4.200%	6/15/47	225	224
	Kentucky Utilities Co.	3.250%	11/1/20	200	201
	Kentucky Utilities Co.	5.125%	11/1/40	625	711
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,159
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	243
	MidAmerican Energy Co.	3.100%	5/1/27	450	433
	MidAmerican Energy Co.	6.750%	12/30/31	725	926
	MidAmerican Energy Co.	4.800%	9/15/43	275	302
	MidAmerican Energy Co.	3.950%	8/1/47	375	364
	MidAmerican Energy Co.	3.650%	8/1/48	575	533
	Mississippi Power Co.	4.250%	3/15/42	375	354
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	74
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,250	1,233
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	889
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	300	294
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	250	248
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,359
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,200	1,156
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	73
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,001
5	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	101
5	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	332
	Nevada Power Co.	2.750%	4/15/20	500	498
	Nevada Power Co.	6.650%	4/1/36	410	528
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	198
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	473
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	340	349
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	1,250	1,207
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,000	956
5	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	420
	Northern States Power Co.	2.200%	8/15/20	200	197
	Northern States Power Co.	6.250%	6/1/36	325	405
	Northern States Power Co.	6.200%	7/1/37	250	314
	Northern States Power Co.	5.350%	11/1/39	375	435
	Northern States Power Co.	3.400%	8/15/42	410	367
	Northern States Power Co.	4.000%	8/15/45	200	196
	NorthWestern Corp.	4.176%	11/15/44	250	257

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NSTAR Electric Co.	2.375%	10/15/22	125	120
NSTAR Electric Co.	3.200%	5/15/27	550	527
NSTAR Electric Co.	5.500%	3/15/40	550	643
NV Energy Inc.	6.250%	11/15/20	225	240
Oglethorpe Power Corp.	5.950%	11/1/39	100	121
Oglethorpe Power Corp.	5.375%	11/1/40	630	713
Ohio Power Co.	5.375%	10/1/21	575	613
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	222
Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	242
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	589
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	227
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	264
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,351
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	458
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	529
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	460
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	240
Pacific Gas & Electric Co.	3.500%	10/1/20	610	604
Pacific Gas & Electric Co.	4.250%	5/15/21	225	225
Pacific Gas & Electric Co.	2.450%	8/15/22	225	209
Pacific Gas & Electric Co.	3.250%	6/15/23	875	834
Pacific Gas & Electric Co.	3.750%	2/15/24	350	337
Pacific Gas & Electric Co.	3.400%	8/15/24	625	589
Pacific Gas & Electric Co.	3.500%	6/15/25	500	465
Pacific Gas & Electric Co.	3.300%	12/1/27	1,025	921
Pacific Gas & Electric Co.	6.050%	3/1/34	2,335	2,522
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,069
Pacific Gas & Electric Co.	6.350%	2/15/38	300	323
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,092
Pacific Gas & Electric Co.	4.450%	4/15/42	800	722
Pacific Gas & Electric Co.	4.600%	6/15/43	275	253
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	949
Pacific Gas & Electric Co.	4.300%	3/15/45	475	425
Pacific Gas & Electric Co.	4.250%	3/15/46	350	311
Pacific Gas & Electric Co.	4.000%	12/1/46	675	581
Pacific Gas & Electric Co.	3.950%	12/1/47	675	577
PacifiCorp	2.950%	2/1/22	1,000	988
PacifiCorp	3.600%	4/1/24	500	503
PacifiCorp	5.250%	6/15/35	475	545
PacifiCorp	6.100%	8/1/36	500	624
PacifiCorp	5.750%	4/1/37	410	493
PacifiCorp	6.250%	10/15/37	500	636
PacifiCorp	6.350%	7/15/38	250	323
PacifiCorp	4.100%	2/1/42	650	648
PECO Energy Co.	2.375%	9/15/22	225	216
Pinnacle West Capital Corp.	2.250%	11/30/20	325	317
PNM Resources Inc.	3.250%	3/9/21	250	248
Potomac Electric Power Co.	6.500%	11/15/37	400	522
Potomac Electric Power Co.	4.150%	3/15/43	550	548
PPL Capital Funding Inc.	3.500%	12/1/22	375	371
PPL Capital Funding Inc.	3.400%	6/1/23	25	24
PPL Capital Funding Inc.	3.950%	3/15/24	225	224
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,501
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,473
PPL Electric Utilities Corp.	6.250%	5/15/39	225	288
PPL Electric Utilities Corp.	4.750%	7/15/43	200	221
PPL Electric Utilities Corp.	4.150%	10/1/45	275	274
PPL Electric Utilities Corp.	3.950%	6/1/47	350	339
PPL Electric Utilities Corp.	4.150%	6/15/48	325	328
Progress Energy Inc.	3.150%	4/1/22	1,500	1,474
Progress Energy Inc.	7.750%	3/1/31	625	834
Progress Energy Inc.	7.000%	10/30/31	200	253
Progress Energy Inc.	6.000%	12/1/39	510	619
PSEG Power LLC	5.125%	4/15/20	150	155

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PSEG Power LLC	3.000%	6/15/21	325	321
	PSEG Power LLC	3.850%	6/1/23	575	572
	Public Service Co. of Colorado	3.200%	11/15/20	700	700
	Public Service Co. of Colorado	3.700%	6/15/28	300	301
	Public Service Co. of Colorado	3.600%	9/15/42	225	213
	Public Service Co. of Colorado	4.300%	3/15/44	200	205
	Public Service Co. of Colorado	3.800%	6/15/47	250	237
	Public Service Co. of Colorado	4.100%	6/15/48	300	301
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	150
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	617
	Public Service Electric & Gas Co.	1.900%	3/15/21	200	194
	Public Service Electric & Gas Co.	2.375%	5/15/23	225	215
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	481
	Public Service Electric & Gas Co.	3.000%	5/15/27	250	238
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,504
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	965
	Public Service Electric & Gas Co.	3.600%	12/1/47	275	254
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	457
	Puget Energy Inc.	6.500%	12/15/20	250	268
	Puget Energy Inc.	6.000%	9/1/21	400	427
	Puget Energy Inc.	3.650%	5/15/25	1,550	1,506
	Puget Sound Energy Inc.	6.274%	3/15/37	450	571
	Puget Sound Energy Inc.	5.757%	10/1/39	495	607
	Puget Sound Energy Inc.	5.638%	4/15/41	390	466
	Puget Sound Energy Inc.	4.300%	5/20/45	350	357
	Puget Sound Energy Inc.	4.223%	6/15/48	500	507
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	149
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	322
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	313
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	527
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	309
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	321
	Sierra Pacific Power Co.	2.600%	5/1/26	300	277
	South Carolina Electric & Gas Co.	6.625%	2/1/32	400	471
	South Carolina Electric & Gas Co.	6.050%	1/15/38	450	511
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	267
	South Carolina Electric & Gas Co.	4.350%	2/1/42	375	356
	South Carolina Electric & Gas Co.	4.600%	6/15/43	325	317
	South Carolina Electric & Gas Co.	4.100%	6/15/46	830	753
	South Carolina Electric & Gas Co.	4.500%	6/1/64	300	273
	South Carolina Electric & Gas Co.	5.100%	6/1/65	425	428
	Southern California Edison Co.	2.900%	3/1/21	1,500	1,491
	Southern California Edison Co.	3.875%	6/1/21	350	355
5	Southern California Edison Co.	1.845%	2/1/22	200	195
	Southern California Edison Co.	3.400%	6/1/23	475	472
	Southern California Edison Co.	3.500%	10/1/23	300	300
	Southern California Edison Co.	3.650%	3/1/28	1,000	982
	Southern California Edison Co.	6.650%	4/1/29	225	274
	Southern California Edison Co.	5.750%	4/1/35	508	582
	Southern California Edison Co.	5.350%	7/15/35	1,135	1,297
	Southern California Edison Co.	5.500%	3/15/40	400	454
	Southern California Edison Co.	4.500%	9/1/40	205	206
	Southern California Edison Co.	4.050%	3/15/42	425	398
	Southern California Edison Co.	3.900%	3/15/43	475	435
	Southern California Edison Co.	4.650%	10/1/43	455	465
	Southern California Edison Co.	3.600%	2/1/45	150	132
	Southern California Edison Co.	4.000%	4/1/47	550	510
	Southern California Edison Co.	4.125%	3/1/48	1,250	1,182
	Southern Co.	1.850%	7/1/19	325	322
	Southern Co.	2.150%	9/1/19	850	843
	Southern Co.	2.750%	6/15/20	450	445
	Southern Co.	2.350%	7/1/21	1,275	1,230
	Southern Co.	2.950%	7/1/23	525	506
	Southern Co.	3.250%	7/1/26	1,500	1,407

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Co.	4.250%	7/1/36	875	851
Southern Co.	4.400%	7/1/46	1,635	1,594
Southern Power Co.	1.950%	12/15/19	350	344
Southern Power Co.	2.375%	6/1/20	100	98
Southern Power Co.	2.500%	12/15/21	300	290
Southern Power Co.	4.150%	12/1/25	375	376
Southern Power Co.	5.150%	9/15/41	685	697
Southern Power Co.	5.250%	7/15/43	500	519
Southern Power Co.	4.950%	12/15/46	300	295
Southwestern Electric Power Co.	2.750%	10/1/26	300	274
Southwestern Electric Power Co.	6.200%	3/15/40	275	338
Southwestern Electric Power Co.	3.900%	4/1/45	1,250	1,167
Southwestern Electric Power Co.	3.850%	2/1/48	375	346
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,812
Southwestern Public Service Co.	4.500%	8/15/41	350	364
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,273
Southwestern Public Service Co.	3.700%	8/15/47	550	518
Tampa Electric Co.	5.400%	5/15/21	175	184
Tampa Electric Co.	4.350%	5/15/44	250	249
Tampa Electric Co.	4.300%	6/15/48	300	297
TECO Finance Inc.	5.150%	3/15/20	225	232
Toledo Edison Co.	6.150%	5/15/37	250	301
TransAlta Corp.	4.500%	11/15/22	325	322
TransAlta Corp.	6.500%	3/15/40	500	493
Tucson Electric Power Co.	3.050%	3/15/25	200	188
UIL Holdings Corp.	4.625%	10/1/20	300	308
Union Electric Co.	3.500%	4/15/24	450	450
Union Electric Co.	2.950%	6/15/27	300	283
Union Electric Co.	3.900%	9/15/42	425	414
Union Electric Co.	3.650%	4/15/45	575	539
Union Electric Co.	4.000%	4/1/48	350	344
Virginia Electric & Power Co.	2.950%	1/15/22	750	742
Virginia Electric & Power Co.	3.450%	2/15/24	500	496
Virginia Electric & Power Co.	3.100%	5/15/25	500	481
Virginia Electric & Power Co.	2.950%	11/15/26	300	282
Virginia Electric & Power Co.	3.500%	3/15/27	1,225	1,203
Virginia Electric & Power Co.	3.800%	4/1/28	600	598
Virginia Electric & Power Co.	6.000%	1/15/36	450	542
Virginia Electric & Power Co.	6.000%	5/15/37	500	612
Virginia Electric & Power Co.	6.350%	11/30/37	375	476
Virginia Electric & Power Co.	8.875%	11/15/38	450	696
Virginia Electric & Power Co.	4.000%	1/15/43	700	663
Virginia Electric & Power Co.	4.450%	2/15/44	700	711
Virginia Electric & Power Co.	4.200%	5/15/45	255	251
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	958
Virginia Electric & Power Co.	3.800%	9/15/47	425	391
WEC Energy Group Inc.	2.450%	6/15/20	250	247
WEC Energy Group Inc.	3.550%	6/15/25	750	737
Westar Energy Inc.	2.550%	7/1/26	575	526
Westar Energy Inc.	3.100%	4/1/27	425	403
Westar Energy Inc.	4.125%	3/1/42	525	521
Westar Energy Inc.	4.100%	4/1/43	325	324
Westar Energy Inc.	4.250%	12/1/45	100	101
Wisconsin Electric Power Co.	2.950%	9/15/21	635	631
Wisconsin Electric Power Co.	5.625%	5/15/33	200	232
Wisconsin Electric Power Co.	4.300%	12/15/45	125	127
Wisconsin Power & Light Co.	6.375%	8/15/37	300	383
Wisconsin Public Service Corp.	3.671%	12/1/42	75	69
Xcel Energy Inc.	4.700%	5/15/20	305	311
Xcel Energy Inc.	2.600%	3/15/22	275	267
Xcel Energy Inc.	3.300%	6/1/25	100	97
Xcel Energy Inc.	3.350%	12/1/26	275	264
Xcel Energy Inc.	4.000%	6/15/28	650	651
Xcel Energy Inc.	6.500%	7/1/36	610	780

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	356
Atmos Energy Corp.	5.500%	6/15/41	800	937
Atmos Energy Corp.	4.125%	10/15/44	500	497
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	270
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	248
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	443
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	802
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	238
KeySpan Corp.	5.803%	4/1/35	250	291
NiSource Finance Corp.	2.650%	11/17/22	300	288
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,053
NiSource Finance Corp.	5.950%	6/15/41	500	588
NiSource Finance Corp.	4.800%	2/15/44	200	207
NiSource Finance Corp.	5.650%	2/1/45	500	567
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,150
10 NiSource Inc.	3.650%	6/15/23	300	300
ONE Gas Inc.	4.658%	2/1/44	207	214
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	159
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	320
Sempra Energy	1.625%	10/7/19	400	392
Sempra Energy	2.400%	2/1/20	425	420
Sempra Energy	2.400%	3/15/20	300	295
Sempra Energy	2.850%	11/15/20	1,225	1,210
Sempra Energy	2.900%	2/1/23	425	411
Sempra Energy	4.050%	12/1/23	775	787
Sempra Energy	3.750%	11/15/25	1,330	1,308
Sempra Energy	3.250%	6/15/27	575	536
Sempra Energy	3.400%	2/1/28	650	608
Sempra Energy	3.800%	2/1/38	850	771
Sempra Energy	6.000%	10/15/39	705	830
Sempra Energy	4.000%	2/1/48	675	606
Southern California Gas Co.	3.150%	9/15/24	425	416
Southern California Gas Co.	2.600%	6/15/26	725	670
Southern California Gas Co.	3.750%	9/15/42	300	288
Southern California Gas Co.	4.125%	6/1/48	325	324
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	997
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	356
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	145
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	124
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	413
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	494
Southwest Gas Corp.	3.700%	4/1/28	250	247
Southwest Gas Corp.	3.800%	9/29/46	250	232
Washington Gas Light Co.	3.796%	9/15/46	350	341
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,593
American Water Capital Corp.	3.400%	3/1/25	450	443
American Water Capital Corp.	2.950%	9/1/27	475	445
American Water Capital Corp.	6.593%	10/15/37	500	664
American Water Capital Corp.	4.300%	12/1/42	125	127
American Water Capital Corp.	4.000%	12/1/46	500	485
American Water Capital Corp.	3.750%	9/1/47	475	438
Veolia Environnement SA	6.750%	6/1/38	325	398

				293,307

Total Corporate Bonds (Cost $4,183,744)				4,109,515

Sovereign Bonds (1.9%)
African Development Bank	1.375%	2/12/20	350	343
African Development Bank	1.875%	3/16/20	1,700	1,679
African Development Bank	2.625%	3/22/21	1,000	993
African Development Bank	1.250%	7/26/21	1,700	1,621

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
African Development Bank	2.375%	9/23/21	1,850	1,822
African Development Bank	2.125%	11/16/22	2,000	1,934
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	247
Asian Development Bank	1.000%	8/16/19	450	442
Asian Development Bank	1.750%	1/10/20	2,000	1,975
Asian Development Bank	1.500%	1/22/20	2,500	2,457
Asian Development Bank	1.375%	3/23/20	2,250	2,202
Asian Development Bank	1.625%	5/5/20	4,000	3,924
Asian Development Bank	2.250%	1/20/21	2,220	2,192
Asian Development Bank	1.625%	3/16/21	3,100	3,006
Asian Development Bank	1.750%	6/8/21	2,700	2,621
Asian Development Bank	2.000%	2/16/22	3,500	3,398
Asian Development Bank	1.875%	2/18/22	2,850	2,753
Asian Development Bank	1.875%	8/10/22	2,200	2,117
Asian Development Bank	1.750%	9/13/22	2,000	1,910
Asian Development Bank	2.750%	3/17/23	3,000	2,973
Asian Development Bank	2.000%	1/22/25	1,000	942
Asian Development Bank	2.000%	4/24/26	400	371
Asian Development Bank	2.625%	1/12/27	800	777
Asian Development Bank	2.500%	11/2/27	2,985	2,856
Asian Development Bank	2.750%	1/19/28	1,000	971
Canada	2.000%	11/15/22	5,260	5,083
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	2,988
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,480
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,732
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,003
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,013
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	421
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,486
Corp. Andina de Fomento	4.375%	6/15/22	3,125	3,238
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,417
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,277
Council Of Europe Development Bank	1.625%	3/16/21	600	582
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,873
Ecopetrol SA	5.875%	9/18/23	1,300	1,380
Ecopetrol SA	4.125%	1/16/25	1,475	1,422
Ecopetrol SA	5.375%	6/26/26	1,575	1,616
Ecopetrol SA	7.375%	9/18/43	700	766
Ecopetrol SA	5.875%	5/28/45	1,075	1,021
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	196
Equinor ASA	2.250%	11/8/19	1,000	991
Equinor ASA	2.900%	11/8/20	150	150
Equinor ASA	2.750%	11/10/21	900	887
Equinor ASA	3.150%	1/23/22	125	125
Equinor ASA	2.450%	1/17/23	3,000	2,883
Equinor ASA	2.650%	1/15/24	4,100	3,932
Equinor ASA	3.250%	11/10/24	550	542
Equinor ASA	5.100%	8/17/40	300	335
Equinor ASA	4.250%	11/23/41	325	320
Equinor ASA	3.950%	5/15/43	175	166
Equinor ASA	4.800%	11/8/43	900	966
European Bank for Reconstruction & Development	0.875%	7/22/19	2,500	2,456
European Bank for Reconstruction & Development	1.750%	11/26/19	500	494
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,619
European Bank for Reconstruction & Development	2.000%	2/1/21	1,200	1,177
European Bank for Reconstruction & Development	1.875%	7/15/21	2,200	2,138
European Bank for Reconstruction & Development	1.500%	11/2/21	800	766
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,254
European Bank for Reconstruction & Development	2.750%	3/7/23	1,400	1,389
European Investment Bank	1.125%	8/15/19	3,180	3,132
European Investment Bank	1.625%	3/16/20	3,900	3,832
European Investment Bank	1.750%	5/15/20	4,500	4,420
European Investment Bank	1.375%	6/15/20	3,100	3,022
European Investment Bank	1.625%	8/14/20	3,600	3,518

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	2.875%	9/15/20	4,500	4,515
	European Investment Bank	1.625%	12/15/20	2,500	2,434
	European Investment Bank	4.000%	2/16/21	4,000	4,119
	European Investment Bank	2.000%	3/15/21	6,100	5,968
	European Investment Bank	2.500%	4/15/21	3,650	3,617
	European Investment Bank	2.375%	5/13/21	6,800	6,720
	European Investment Bank	1.375%	9/15/21	300	286
	European Investment Bank	2.125%	10/15/21	350	342
	European Investment Bank	2.250%	3/15/22	2,800	2,736
	European Investment Bank	2.375%	6/15/22	5,130	5,033
	European Investment Bank	2.250%	8/15/22	685	668
	European Investment Bank	2.000%	12/15/22	7,525	7,240
	European Investment Bank	2.500%	3/15/23	625	613
	European Investment Bank	3.250%	1/29/24	1,550	1,571
	European Investment Bank	1.875%	2/10/25	2,600	2,423
	European Investment Bank	2.125%	4/13/26	1,000	935
	European Investment Bank	2.375%	5/24/27	800	758
	European Investment Bank	4.875%	2/15/36	1,200	1,493
11	Export Development Canada	1.750%	8/19/19	200	198
	Export Development Canada	1.625%	1/17/20	1,500	1,478
	Export Development Canada	1.625%	6/1/20	250	245
	Export Development Canada	2.000%	11/30/20	2,240	2,201
	Export Development Canada	1.500%	5/26/21	1,625	1,566
	Export Development Canada	1.375%	10/21/21	2,800	2,670
	Export Development Canada	2.500%	1/24/23	60	59
	Export Development Canada	2.750%	3/15/23	1,800	1,789
	Export-Import Bank of Korea	2.375%	8/12/19	600	596
	Export-Import Bank of Korea	1.500%	10/21/19	800	783
	Export-Import Bank of Korea	2.500%	11/1/20	700	686
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,012
	Export-Import Bank of Korea	2.500%	5/10/21	1,000	972
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	947
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,459
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,543
	Export-Import Bank of Korea	3.000%	11/1/22	1,000	972
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,115
	Export-Import Bank of Korea	3.250%	11/10/25	300	287
	Export-Import Bank of Korea	2.625%	5/26/26	600	548
	FMS Wertmanagement AoeR	1.000%	8/16/19	1,900	1,867
12	FMS Wertmanagement AoeR	1.750%	1/24/20	1,600	1,578
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	738
	FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	3,898
	Hydro-Quebec	8.400%	1/15/22	1,235	1,437
	Hydro-Quebec	8.050%	7/7/24	1,175	1,453
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,195
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	583
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	709
	Inter-American Development Bank	3.875%	9/17/19	3,910	3,969
	Inter-American Development Bank	1.250%	10/15/19	1,700	1,672
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,178
	Inter-American Development Bank	3.875%	2/14/20	500	510
	Inter-American Development Bank	1.625%	5/12/20	2,500	2,453
	Inter-American Development Bank	1.875%	6/16/20	1,600	1,576
	Inter-American Development Bank	2.125%	11/9/20	1,950	1,923
	Inter-American Development Bank	2.625%	4/19/21	3,000	2,982
	Inter-American Development Bank	2.125%	1/18/22	3,500	3,411
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,359
	Inter-American Development Bank	1.750%	9/14/22	3,300	3,151
	Inter-American Development Bank	2.500%	1/18/23	5,025	4,942
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,605
	Inter-American Development Bank	7.000%	6/15/25	250	306
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,055
	Inter-American Development Bank	2.375%	7/7/27	800	760
	Inter-American Development Bank	3.875%	10/28/41	800	884

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Inter-American Development Bank	3.200%	8/7/42	50	50
	Inter-American Development Bank	4.375%	1/24/44	450	536
	International Bank for Reconstruction & Development	1.250%	7/26/19	4,500	4,443
	International Bank for Reconstruction & Development	0.875%	8/15/19	3,575	3,512
	International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,487
	International Bank for Reconstruction & Development	1.125%	11/27/19	1,750	1,715
	International Bank for Reconstruction & Development	1.875%	4/21/20	11,835	11,672
	International Bank for Reconstruction & Development	1.625%	9/4/20	4,435	4,334
	International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,172
	International Bank for Reconstruction & Development	1.625%	3/9/21	600	583
	International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	3,849
	International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,674
	International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,306
	International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,104
	International Bank for Reconstruction & Development	2.000%	1/26/22	8,200	7,962
	International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,941
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,380
	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,460
	International Bank for Reconstruction & Development	4.750%	2/15/35	450	548
	International Finance Corp.	1.750%	9/16/19	1,500	1,484
	International Finance Corp.	1.750%	3/30/20	2,000	1,970
	International Finance Corp.	1.625%	7/16/20	500	490
	International Finance Corp.	2.250%	1/25/21	2,000	1,974
	International Finance Corp.	2.000%	10/24/22	300	289
	International Finance Corp.	2.125%	4/7/26	2,405	2,261
13	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,584
13	Japan Bank for International Cooperation	1.750%	5/28/20	3,950	3,865
13	Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,281
13	Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,249
13	Japan Bank for International Cooperation	2.125%	11/16/20	3,050	2,988
13	Japan Bank for International Cooperation	1.500%	7/21/21	2,400	2,289
13	Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,833
13	Japan Bank for International Cooperation	2.500%	6/1/22	700	683
13	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	970
13	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,342
13	Japan Bank for International Cooperation	3.000%	5/29/24	650	641
13	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,240
13	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,454
13	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,541
13	Japan International Cooperation Agency	2.750%	4/27/27	700	667
13	Japan International Cooperation Agency	3.375%	6/12/28	550	553
12	KFW	1.000%	7/15/19	5,500	5,417
12	KFW	1.500%	9/9/19	2,700	2,666
12	KFW	1.750%	10/15/19	1,300	1,287
12	KFW	2.250%	11/5/19	1,800	1,789
12	KFW	4.000%	1/27/20	150	153
12	KFW	1.750%	3/31/20	5,500	5,410
12	KFW	1.500%	4/20/20	3,550	3,479
12	KFW	1.625%	5/29/20	8,100	7,939
12	KFW	2.750%	9/8/20	3,000	3,003
12	KFW	2.750%	10/1/20	3,200	3,200
12	KFW	1.875%	12/15/20	3,045	2,980
12	KFW	1.625%	3/15/21	1,000	970
12	KFW	2.625%	4/12/21	2,600	2,580
12	KFW	1.500%	6/15/21	7,100	6,841
12	KFW	2.375%	8/25/21	2,710	2,673
12	KFW	1.750%	9/15/21	1,220	1,179
12	KFW	2.625%	1/25/22	1,500	1,487
12	KFW	2.125%	3/7/22	7,150	6,960
12	KFW	2.125%	6/15/22	6,400	6,222
12	KFW	2.000%	10/4/22	2,150	2,075
12	KFW	2.375%	12/29/22	5,100	4,998
12	KFW	2.125%	1/17/23	1,750	1,691

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
12	KFW	2.500%	11/20/24	5,300	5,147
12	KFW	2.000%	5/2/25	1,250	1,173
12	KFW	2.875%	4/3/28	2,100	2,061
12	KFW	0.000%	4/18/36	600	342
	Korea Development Bank	4.625%	11/16/21	1,375	1,420
	Korea Development Bank	2.625%	2/27/22	1,300	1,259
	Korea Development Bank	3.000%	9/14/22	1,500	1,466
	Korea Development Bank	3.375%	3/12/23	3,200	3,155
	Korea Development Bank	2.750%	3/19/23	600	575
	Korea Development Bank	3.750%	1/22/24	1,500	1,498
	Kreditanstalt fuer Wiederaufbau	2.750%	7/15/20	3,200	3,200
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	419
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	956
12	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,142
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,355
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	938
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	749
12	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,524
	Nexen Energy ULC	7.875%	3/15/32	100	135
	Nexen Energy ULC	5.875%	3/10/35	410	473
	Nexen Energy ULC	6.400%	5/15/37	800	979
	Nexen Energy ULC	7.500%	7/30/39	625	861
	Nordic Investment Bank	1.500%	8/9/19	1,300	1,285
	Nordic Investment Bank	2.500%	4/28/20	1,000	995
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,558
	Nordic Investment Bank	2.250%	2/1/21	1,000	987
	Nordic Investment Bank	2.125%	2/1/22	500	487
	North American Development Bank	4.375%	2/11/20	650	659
	North American Development Bank	2.400%	10/26/22	350	338
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,372
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	1,885	1,830
14	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	782
14	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	983
5	Oriental Republic of Uruguay	8.000%	11/18/22	3,075	3,475
5	Oriental Republic of Uruguay	4.500%	8/14/24	500	515
5	Oriental Republic of Uruguay	4.375%	10/27/27	1,075	1,088
5	Oriental Republic of Uruguay	7.625%	3/21/36	1,125	1,457
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,823
5	Oriental Republic of Uruguay	5.100%	6/18/50	3,050	3,004
5	Oriental Republic of Uruguay	4.975%	4/20/55	300	289
	Petroleos Mexicanos	6.000%	3/5/20	137	142
	Petroleos Mexicanos	5.500%	1/21/21	1,580	1,621
	Petroleos Mexicanos	6.375%	2/4/21	3,829	4,006
	Petroleos Mexicanos	4.875%	1/24/22	5,025	5,038
	Petroleos Mexicanos	5.375%	3/13/22	810	831
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,277
	Petroleos Mexicanos	4.625%	9/21/23	1,121	1,105
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,726
5	Petroleos Mexicanos	2.290%	2/15/24	120	118
	Petroleos Mexicanos	4.250%	1/15/25	450	420
	Petroleos Mexicanos	2.378%	4/15/25	140	137
	Petroleos Mexicanos	4.500%	1/23/26	440	411
	Petroleos Mexicanos	6.875%	8/4/26	3,011	3,161
	Petroleos Mexicanos	6.500%	3/13/27	7,149	7,341
10	Petroleos Mexicanos	5.350%	2/12/28	1,260	1,196
	Petroleos Mexicanos	6.625%	6/15/35	1,000	978
	Petroleos Mexicanos	6.625%	6/15/38	375	355
	Petroleos Mexicanos	6.500%	6/2/41	790	743
	Petroleos Mexicanos	5.500%	6/27/44	619	521
	Petroleos Mexicanos	6.375%	1/23/45	1,000	921
	Petroleos Mexicanos	5.625%	1/23/46	1,793	1,527
	Petroleos Mexicanos	6.750%	9/21/47	8,785	8,347
10	Petroleos Mexicanos	6.350%	2/12/48	950	867
15	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	140	195

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Alberta	1.900%	12/6/19	1,500	1,480
	Province of Alberta	2.200%	7/26/22	2,000	1,933
	Province of Alberta	3.300%	3/15/28	1,100	1,095
	Province of British Columbia	2.650%	9/22/21	500	496
	Province of British Columbia	2.000%	10/23/22	300	288
	Province of British Columbia	2.250%	6/2/26	1,200	1,120
	Province of Manitoba	2.100%	9/6/22	300	288
	Province of Manitoba	3.050%	5/14/24	500	494
	Province of Manitoba	2.125%	6/22/26	850	778
	Province of New Brunswick	2.500%	12/12/22	400	389
	Province of New Brunswick	3.625%	2/24/28	500	510
	Province of Ontario	1.650%	9/27/19	1,925	1,899
	Province of Ontario	4.000%	10/7/19	850	863
	Province of Ontario	4.400%	4/14/20	975	1,002
	Province of Ontario	2.550%	2/12/21	6,700	6,633
	Province of Ontario	2.400%	2/8/22	700	684
	Province of Ontario	2.250%	5/18/22	4,100	3,973
	Province of Ontario	2.450%	6/29/22	100	98
	Province of Ontario	2.200%	10/3/22	500	482
	Province of Ontario	3.200%	5/16/24	1,000	997
	Province of Ontario	2.500%	4/27/26	1,000	947
	Province of Quebec	3.500%	7/29/20	1,530	1,551
	Province of Quebec	2.750%	8/25/21	1,375	1,365
	Province of Quebec	2.375%	1/31/22	500	489
	Province of Quebec	2.625%	2/13/23	2,050	2,009
	Province of Quebec	7.125%	2/9/24	1,400	1,662
	Province of Quebec	2.875%	10/16/24	700	688
	Province of Quebec	2.500%	4/20/26	700	666
	Province of Quebec	2.750%	4/12/27	3,250	3,123
	Province of Quebec	7.500%	9/15/29	1,075	1,479
	Republic of Chile	3.875%	8/5/20	200	203
	Republic of Chile	2.250%	10/30/22	525	501
	Republic of Chile	3.125%	1/21/26	1,310	1,256
5	Republic of Chile	3.240%	2/6/28	4,110	3,927
	Republic of Chile	3.860%	6/21/47	1,075	1,025
	Republic of Colombia	4.375%	7/12/21	1,330	1,362
5	Republic of Colombia	2.625%	3/15/23	3,250	3,085
	Republic of Colombia	4.000%	2/26/24	3,790	3,790
	Republic of Colombia	8.125%	5/21/24	400	482
5	Republic of Colombia	4.500%	1/28/26	500	508
5	Republic of Colombia	3.875%	4/25/27	775	753
	Republic of Colombia	10.375%	1/28/33	500	772
	Republic of Colombia	7.375%	9/18/37	1,000	1,254
	Republic of Colombia	6.125%	1/18/41	600	668
5	Republic of Colombia	5.625%	2/26/44	1,533	1,632
5	Republic of Colombia	5.000%	6/15/45	6,244	6,132
	Republic of Hungary	6.250%	1/29/20	1,300	1,360
	Republic of Hungary	6.375%	3/29/21	11,650	12,451
	Republic of Hungary	7.625%	3/29/41	550	747
	Republic of Indonesia	2.950%	1/11/23	1,350	1,282
	Republic of Indonesia	3.500%	1/11/28	800	737
	Republic of Indonesia	4.100%	4/24/28	800	772
10	Republic of Indonesia	4.750%	7/18/47	300	284
	Republic of Indonesia	4.350%	1/11/48	1,150	1,029
	Republic of Italy	6.875%	9/27/23	1,700	1,877
	Republic of Italy	5.375%	6/15/33	1,545	1,660
	Republic of Korea	3.875%	9/11/23	850	869
	Republic of Korea	2.750%	1/19/27	2,800	2,621
	Republic of Panama	5.200%	1/30/20	2,045	2,112
5	Republic of Panama	4.000%	9/22/24	600	605
5	Republic of Panama	3.750%	3/16/25	1,450	1,434
	Republic of Panama	7.125%	1/29/26	900	1,074
	Republic of Panama	8.875%	9/30/27	570	765
5	Republic of Panama	3.875%	3/17/28	560	548

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Panama	9.375%	4/1/29	1,370	1,918
5	Republic of Panama	6.700%	1/26/36	2,284	2,800
5	Republic of Panama	4.500%	5/15/47	2,500	2,434
5	Republic of Panama	4.500%	4/16/50	330	319
5	Republic of Panama	4.300%	4/29/53	250	234
	Republic of Peru	8.750%	11/21/33	3,635	5,312
5	Republic of Peru	6.550%	3/14/37	600	746
	Republic of Peru	5.625%	11/18/50	3,275	3,789
	Republic of Poland	6.375%	7/15/19	2,440	2,528
	Republic of Poland	5.125%	4/21/21	2,725	2,861
	Republic of Poland	5.000%	3/23/22	1,415	1,493
	Republic of Poland	3.000%	3/17/23	3,100	3,030
	Republic of Poland	4.000%	1/22/24	1,625	1,651
	Republic of Poland	3.250%	4/6/26	150	145
	Republic of the Philippines	4.000%	1/15/21	3,475	3,509
	Republic of the Philippines	4.200%	1/21/24	1,400	1,425
	Republic of the Philippines	9.500%	10/21/24	550	725
	Republic of the Philippines	10.625%	3/16/25	425	591
	Republic of the Philippines	5.500%	3/30/26	1,500	1,650
	Republic of the Philippines	3.000%	2/1/28	1,800	1,653
	Republic of the Philippines	9.500%	2/2/30	825	1,202
	Republic of the Philippines	7.750%	1/14/31	775	1,020
	Republic of the Philippines	6.375%	1/15/32	600	719
	Republic of the Philippines	6.375%	10/23/34	2,175	2,656
	Republic of the Philippines	5.000%	1/13/37	400	428
	Republic of the Philippines	3.950%	1/20/40	700	672
	Republic of the Philippines	3.700%	3/1/41	2,834	2,611
	Republic of the Philippines	3.700%	2/2/42	850	779
	State of Israel	4.000%	6/30/22	900	922
	State of Israel	3.150%	6/30/23	1,100	1,085
	State of Israel	2.875%	3/16/26	1,500	1,420
	State of Israel	3.250%	1/17/28	1,000	962
	State of Israel	4.500%	1/30/43	900	906
	State of Israel	4.125%	1/17/48	1,300	1,221
	Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,377
	Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,079
	Svensk Exportkredit AB	1.875%	6/23/20	600	589
	Svensk Exportkredit AB	1.750%	3/10/21	800	777
	Svensk Exportkredit AB	2.875%	5/22/21	500	500
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,709
	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,391
	Syngenta Finance NV	3.125%	3/28/22	250	238
	United Mexican States	3.500%	1/21/21	290	290
	United Mexican States	3.625%	3/15/22	9,195	9,173
	United Mexican States	4.000%	10/2/23	269	269
	United Mexican States	3.600%	1/30/25	2,270	2,195
	United Mexican States	4.125%	1/21/26	2,595	2,570
	United Mexican States	4.150%	3/28/27	4,220	4,154
	United Mexican States	3.750%	1/11/28	1,375	1,298
	United Mexican States	6.050%	1/11/40	3,745	4,136
	United Mexican States	4.750%	3/8/44	5,322	4,984
	United Mexican States	4.600%	1/23/46	1,830	1,678
	United Mexican States	4.350%	1/15/47	1,650	1,469
	United Mexican States	5.750%	10/12/10	3,504	3,463

Total Sovereign Bonds (Cost $727,698)					714,781

Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP
	Settlement Revenue	3.163%	9/15/25	300	297
	Alameda County CA Joint Powers Authority Lease
	Revenue	7.046%	12/1/44	100	144
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	6.449%	2/15/44	300	393

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	151
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	63
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,168
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	160	204
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	111
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	283
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	241
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,120	1,556
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	183
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,769
California Department of Water Resources Power
Supply Revenue	2.000%	5/1/22	1,000	960
California GO	6.200%	10/1/19	1,600	1,672
California GO	2.800%	4/1/21	425	424
California GO	5.700%	11/1/21	1,000	1,087
California GO	2.367%	4/1/22	600	584
California GO	3.375%	4/1/25	400	399
California GO	3.500%	4/1/28	400	399
California GO	4.500%	4/1/33	850	887
California GO	7.500%	4/1/34	2,270	3,188
California GO	4.600%	4/1/38	1,350	1,414
California GO	7.550%	4/1/39	2,005	2,957
California GO	7.300%	10/1/39	850	1,204
California GO	7.350%	11/1/39	2,325	3,310
California GO	7.625%	3/1/40	1,100	1,622
California GO	7.600%	11/1/40	350	526
California State University Systemwide Revenue	3.899%	11/1/47	250	251
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	123
Chicago IL GO	7.045%	1/1/29	200	217
Chicago IL GO	7.375%	1/1/33	550	612
Chicago IL GO	6.314%	1/1/44	500	510
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	433
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	425	563
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	247
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	765	995
Clark County NV Airport System Revenue	6.881%	7/1/42	75	78
Clark County NV Airport System Revenue	6.820%	7/1/45	325	474
Commonwealth Financing Authority Pennsylvania
Revenue	3.864%	6/1/38	500	490
Connecticut GO	5.090%	10/1/30	575	617
Connecticut GO	5.850%	3/15/32	610	704
Cook County IL GO	6.229%	11/15/34	400	499
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	124
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	259
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	88
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,220	1,615
Dallas TX Independent School District GO	6.450%	2/15/35	150	162
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	1,025	1,130

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	East Bay CA Municipal Utility District Water System
	Revenue	5.874%	6/1/40	250	317
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	185	184
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	500	495
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.995%	7/1/20	1,900	1,905
	George Washington University District of Columbia GO	4.300%	9/15/44	400	411
	George Washington University Revenue	4.126%	9/15/48	650	658
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	610	771
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,148	1,437
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	181
	Houston TX GO	6.290%	3/1/32	860	990
	Illinois GO	4.950%	6/1/23	1,450	1,475
	Illinois GO	5.100%	6/1/33	4,520	4,278
	Illinois GO	6.630%	2/1/35	480	509
	Illinois GO	6.725%	4/1/35	475	506
	Illinois GO	7.350%	7/1/35	1,500	1,675
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	375
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	3.985%	1/1/29	300	309
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	225	243
	Kansas Department of Transportation Highway
	Revenue	4.596%	9/1/35	150	165
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	342
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	124
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	106
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	579
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	724
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,891
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	132
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	153
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	74
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	128
	Massachusetts GO	4.200%	12/1/21	1,375	1,418
	Massachusetts GO	5.456%	12/1/39	845	1,012
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	500	612
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	135
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	575	845
	Mississippi GO	5.245%	11/1/34	50	58
	Missouri Health & Educational Facilities Authority
	Revenue (Washington University)	3.652%	8/15/57	350	331
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,747
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	460	511
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,208
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	450	559
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	545

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,681
	New York City NY GO	6.246%	6/1/35	100	106
	New York City NY GO	5.517%	10/1/37	400	479
	New York City NY GO	6.271%	12/1/37	700	912
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	126
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	524
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	130
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	98
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	530	650
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	1,610	2,095
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	300	357
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	178
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	746
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,425	2,084
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	122
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	113
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	500	585
	New York University Hospitals Center Revenue	5.750%	7/1/43	375	464
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	994
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	201
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	99
	Ohio State University General Receipts Revenue	4.800%	6/1/11	665	725
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	110
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	225	277
	Oregon GO	5.762%	6/1/23	400	432
	Oregon GO	5.892%	6/1/27	375	438
17	Oregon School Boards Association GO	5.528%	6/30/28	125	140
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	250	272
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	461
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	151
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	991
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,152
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	407
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	627
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,005	2,129
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	600	675
	President & Fellows of Harvard College Massachusetts
	GO	4.875%	10/15/40	275	322
	President & Fellows of Harvard College Massachusetts
	GO	3.150%	7/15/46	400	363
	Princeton University New Jersey GO	5.700%	3/1/39	800	1,042
	Regents of the University of California Revenue	3.063%	7/1/25	400	389
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	150	197
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	387
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	333
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	240

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	375	431
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	295
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	624
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	495
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,320
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	500	723
	San Jose CA Redevelopment Agency Successor
	Agency Tax Allocation	3.375%	8/1/34	375	359
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	645	757
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	250	233
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	639
	Texas GO	5.517%	4/1/39	660	834
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	314
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	114
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	1,550	2,084
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	168
	University of California Revenue	4.601%	5/15/31	500	539
	University of California Revenue	6.270%	5/15/31	500	517
	University of California Revenue	5.770%	5/15/43	410	506
	University of California Revenue	5.946%	5/15/45	275	346
	University of California Revenue	4.858%	5/15/12	330	350
	University of California Revenue	4.767%	5/15/15	50	52
	University of Southern California GO	5.250%	10/1/11	275	326
	University of Texas Permanent University Fund
	Revenue	3.376%	7/1/47	400	370
	University of Texas Revenue	3.354%	8/15/47	200	184
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	78
	University of Texas System Revenue Financing System
	Revenue	4.794%	8/15/46	100	113
	University of Virginia Revenue	4.179%	9/1/17	250	249
	Utah GO	4.554%	7/1/24	125	131
	Utah GO	3.539%	7/1/25	90	91
	Washington GO	5.140%	8/1/40	480	571
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,013
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	293
17	Wisconsin GO	5.700%	5/1/26	325	361

Total Taxable Municipal Bonds (Cost $101,642)					109,112

Temporary Cash Investments (1.6%)[1]
U.S. Government and Agency Obligations (0.0%)
18	United States Treasury Bill	1.693%	7/12/18	1,000	999
18	United States Treasury Bill	1.941%	9/27/18	500	498
18	United States Treasury Bill	1.934%	10/11/18	2,100	2,089
18	United States Treasury Bill	1.986%	10/18/18	500	497
	United States Treasury Bill	2.022%	11/15/18	1,000	992
					5,075

				Shares
Money Market Funds (1.6%)
19,20	Vanguard Market Liquidity Fund	2.122%		5,919,339	591,993

Total Temporary Cash Investments (Cost $596,990)					597,068

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2018

Total Investments (101.0%) (Cost $25,331,629)	37,981,491
Other Assets and Liabilities—Net (-1.0%)	(391,512)
Net Assets (100%)	37,589,979

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,196,000.
† Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.9% and 1.4%, respectively, of net assets.
2 U.S. government-guaranteed.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
7 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
9 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $74,867,000, representing
0.2% of net assets.
11 Guaranteed by the Government of Canada.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the Republic of the Philippines.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
18 Securities with a value of $4,083,000 have been segregated as initial margin for open futures contracts.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
20 Includes $51,898,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA022 082018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018
VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number
33-32216, Incorporated by Reference.